UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-58431
Name of Registrant: Vanguard Valley Forge Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: December 31
Date of reporting period: September 30, 2014

Item 1: Schedule of Investments

Vanguard Balanced Index Fund

Schedule of Investments
As of September 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (59.2%)[1]
Basic Materials (1.8%)
EI du Pont de Nemours & Co.	585,878	42,043
Dow Chemical Co.	762,792	40,001
LyondellBasell Industries NV Class A	261,818	28,449
Praxair Inc.	186,811	24,099
Freeport-McMoRan Inc.	662,688	21,637
Ecolab Inc.	172,404	19,797
PPG Industries Inc.	88,204	17,353
Air Products & Chemicals Inc.	122,480	15,944
International Paper Co.	272,748	13,021
Alcoa Inc.	747,847	12,033
Nucor Corp.	203,244	11,032
Sigma-Aldrich Corp.	75,885	10,321
Mosaic Co.	206,107	9,153
CF Industries Holdings Inc.	31,740	8,862
Newmont Mining Corp.	318,078	7,332
Eastman Chemical Co.	85,707	6,933
Celanese Corp. Class A	100,791	5,898
CONSOL Energy Inc.	147,844	5,597
Ashland Inc.	49,590	5,162
International Flavors & Fragrances Inc.	52,689	5,052
FMC Corp.	84,953	4,858
Airgas Inc.	42,611	4,715
* WR Grace & Co.	46,347	4,215
RPM International Inc.	86,312	3,951
United States Steel Corp.	92,177	3,611
Rockwood Holdings Inc.	45,508	3,479
Huntsman Corp.	131,411	3,415
Steel Dynamics Inc.	145,672	3,294
Reliance Steel & Aluminum Co.	47,633	3,258
Albemarle Corp.	51,162	3,013
Avery Dennison Corp.	60,843	2,717
Royal Gold Inc.	39,647	2,575
NewMarket Corp.	6,601	2,515
Allegheny Technologies Inc.	66,417	2,464
Westlake Chemical Corp.	26,026	2,254
Cytec Industries Inc.	46,278	2,189
US Silica Holdings Inc.	34,949	2,185
PolyOne Corp.	58,980	2,099
* Platform Specialty Products Corp.	78,914	1,974
Cabot Corp.	37,448	1,901
Compass Minerals International Inc.	21,699	1,829
Sensient Technologies Corp.	32,482	1,700
Axiall Corp.	44,800	1,604
Carpenter Technology Corp.	32,575	1,471
* KapStone Paper and Packaging Corp.	51,916	1,452
Domtar Corp.	41,274	1,450
Minerals Technologies Inc.	22,392	1,382
* Chemtura Corp.	57,895	1,351
Olin Corp.	51,809	1,308

Commercial Metals Co.	75,979	1,297
HB Fuller Co.	32,633	1,296
Worthington Industries Inc.	34,442	1,282
* Stillwater Mining Co.	77,913	1,171
* Polypore International Inc.	29,516	1,149
Balchem Corp.	19,771	1,118
Tronox Ltd. Class A	40,077	1,044
* SunCoke Energy Inc.	43,154	969
* Century Aluminum Co.	35,016	909
^ Rayonier Advanced Materials Inc.	26,870	884
Kaiser Aluminum Corp.	11,321	863
* Clearwater Paper Corp.	13,582	816
Innophos Holdings Inc.	14,710	810
Peabody Energy Corp.	64,298	796
A Schulman Inc.	20,666	747
* Calgon Carbon Corp.	37,780	732
* Ferro Corp.	50,372	730
Globe Specialty Metals Inc.	39,325	715
* AK Steel Holding Corp.	89,084	714
* Resolute Forest Products Inc.	45,551	712
PH Glatfelter Co.	30,014	659
Neenah Paper Inc.	12,101	647
OM Group Inc.	23,110	600
* Horsehead Holding Corp.	35,137	581
* Intrepid Potash Inc.	34,231	529
Innospec Inc.	14,207	510
* Cloud Peak Energy Inc.	40,275	508
* LSB Industries Inc.	13,859	495
Quaker Chemical Corp.	6,539	469
Stepan Co.	10,146	450
Koppers Holdings Inc.	13,005	431
* RTI International Metals Inc.	17,009	419
Deltic Timber Corp.	6,307	393
* Kraton Performance Polymers Inc.	20,721	369
* Westmoreland Coal Co.	9,188	344
Haynes International Inc.	7,134	328
* Rentech Inc.	175,857	301
Aceto Corp.	14,366	278
* Veritiv Corp.	5,308	266
* Cambrex Corp.	13,579	254
* Alpha Natural Resources Inc.	99,100	246
Tredegar Corp.	13,065	241
^ Cliffs Natural Resources Inc.	22,155	230
* OMNOVA Solutions Inc.	42,153	226
* Coeur Mining Inc.	45,400	225
Hawkins Inc.	6,172	222
Wausau Paper Corp.	27,396	217
Zep Inc.	15,483	217
* Senomyx Inc.	26,231	215
* Allied Nevada Gold Corp.	55,978	185
Arch Coal Inc.	86,800	184
Noranda Aluminum Holding Corp.	36,433	165
Kronos Worldwide Inc.	11,643	160
* Midway Gold Corp.	154,251	160
Olympic Steel Inc.	7,619	157
American Vanguard Corp.	12,311	138
Ampco-Pittsburgh Corp.	6,863	137

*	Penford Corp.	10,394	137
	Gold Resource Corp.	24,122	124
	FutureFuel Corp.	9,700	115
	Synalloy Corp.	6,575	114
*,^	Paramount Gold and Silver Corp.	121,814	110
	Chase Corp.	3,079	96
*	General Moly Inc.	96,309	72
*	Universal Stainless & Alloy Products Inc.	2,437	64
*	Northern Technologies International Corp.	2,900	61
*	Handy & Harman Ltd.	2,000	53
	Hecla Mining Co.	19,000	47
*,^	Verso Paper Corp.	13,766	44
*	Nova Lifestyle Inc.	10,242	44
	United-Guardian Inc.	1,801	40
*	Comstock Mining Inc.	28,500	35
*	Solitario Exploration & Royalty Corp.	27,160	33
*	Codexis Inc.	10,740	25
*,^	Molycorp Inc.	18,200	22
	KMG Chemicals Inc.	1,299	21
*,^	Uranerz Energy Corp.	18,000	20
*	US Antimony Corp.	12,608	16
	Walter Energy Inc.	5,800	14
*	Uranium Resources Inc.	3,707	9
			416,174
Consumer Goods (5.8%)
	Procter & Gamble Co.	1,729,598	144,837
	Coca-Cola Co.	2,523,466	107,651
	PepsiCo Inc.	962,505	89,600
	Philip Morris International Inc.	997,899	83,225
	Altria Group Inc.	1,267,281	58,219
	NIKE Inc. Class B	441,250	39,360
	Colgate-Palmolive Co.	584,857	38,144
	Monsanto Co.	334,388	37,622
	Ford Motor Co.	2,432,278	35,973
	Mondelez International Inc. Class A	1,025,168	35,127
	General Motors Co.	818,491	26,143
	Kimberly-Clark Corp.	238,905	25,699
	Kraft Foods Group Inc.	379,517	21,405
	Archer-Daniels-Midland Co.	412,318	21,069
	General Mills Inc.	389,711	19,661
	Johnson Controls Inc.	425,465	18,720
	VF Corp.	219,645	14,503
	Lorillard Inc.	231,050	13,842
*	Tesla Motors Inc.	51,977	12,614
	Mead Johnson Nutrition Co.	129,014	12,414
	Reynolds American Inc.	205,116	12,102
	Delphi Automotive plc	191,384	11,740
	Estee Lauder Cos. Inc. Class A	149,087	11,140
	Keurig Green Mountain Inc.	77,704	10,112
	Kellogg Co.	161,065	9,922
*	Michael Kors Holdings Ltd.	124,516	8,889
*	Constellation Brands Inc. Class A	101,948	8,886
	ConAgra Foods Inc.	268,736	8,879
	Hershey Co.	92,980	8,873
	Stanley Black & Decker Inc.	99,466	8,832
*	Monster Beverage Corp.	90,786	8,322
	Harley-Davidson Inc.	140,404	8,172

Genuine Parts Co.	93,161	8,171
Dr Pepper Snapple Group Inc.	124,603	8,013
Clorox Co.	81,981	7,873
* Under Armour Inc. Class A	110,982	7,669
BorgWarner Inc.	145,766	7,669
Bunge Ltd.	89,131	7,508
Whirlpool Corp.	49,652	7,232
* TRW Automotive Holdings Corp.	70,448	7,133
Tyson Foods Inc. Class A	179,895	7,082
Molson Coors Brewing Co. Class B	93,133	6,933
Hanesbrands Inc.	63,416	6,813
* Electronic Arts Inc.	190,318	6,777
Mattel Inc.	216,826	6,646
Activision Blizzard Inc.	318,879	6,630
Ralph Lauren Corp. Class A	39,415	6,493
PVH Corp.	52,541	6,365
Coach Inc.	176,353	6,280
Coca-Cola Enterprises Inc.	141,146	6,261
JM Smucker Co.	61,830	6,121
Newell Rubbermaid Inc.	176,574	6,076
Brown-Forman Corp. Class B	66,890	6,035
Church & Dwight Co. Inc.	85,406	5,992
Polaris Industries Inc.	37,968	5,687
Campbell Soup Co.	130,390	5,572
* Mohawk Industries Inc.	39,270	5,294
Energizer Holdings Inc.	39,429	4,858
McCormick & Co. Inc.	71,399	4,777
Leucadia National Corp.	199,933	4,766
* Jarden Corp.	79,069	4,753
* LKQ Corp.	173,870	4,623
Lear Corp.	52,182	4,509
Snap-on Inc.	37,146	4,498
Hormel Foods Corp.	85,533	4,396
DR Horton Inc.	209,526	4,299
Lennar Corp. Class A	110,454	4,289
Harman International Industries Inc.	43,485	4,263
Hasbro Inc.	74,864	4,117
* WhiteWave Foods Co. Class A	111,556	4,053
Goodyear Tire & Rubber Co.	175,818	3,971
PulteGroup Inc.	219,953	3,884
Ingredion Inc.	48,770	3,696
* WABCO Holdings Inc.	39,106	3,557
Avon Products Inc.	281,205	3,543
* Middleby Corp.	36,654	3,230
* Toll Brothers Inc.	101,426	3,160
* Hain Celestial Group Inc.	30,421	3,114
Leggett & Platt Inc.	87,699	3,062
* NVR Inc.	2,580	2,915
* lululemon athletica Inc.	66,267	2,784
* Visteon Corp.	28,067	2,730
* Fossil Group Inc.	27,011	2,536
Carter's Inc.	32,603	2,527
Brunswick Corp.	59,226	2,496
Gentex Corp.	88,537	2,370
* Tempur Sealy International Inc.	39,225	2,203
Flowers Foods Inc.	116,660	2,142
* Kate Spade & Co.	80,823	2,120

*	Tenneco Inc.	39,756	2,080
*	Deckers Outdoor Corp.	21,241	2,064
	Tupperware Brands Corp.	29,044	2,005
*	TreeHouse Foods Inc.	24,825	1,998
*	Darling Ingredients Inc.	105,086	1,925
	Dana Holding Corp.	99,864	1,914
^	Herbalife Ltd.	40,995	1,794
	Scotts Miracle-Gro Co. Class A	30,133	1,657
	Wolverine World Wide Inc.	61,916	1,552
	Thor Industries Inc.	29,582	1,523
	Pool Corp.	27,684	1,493
	Pinnacle Foods Inc.	45,024	1,470
	Nu Skin Enterprises Inc. Class A	32,621	1,469
*	Skechers U.S.A. Inc. Class A	26,651	1,421
*	Boston Beer Co. Inc. Class A	5,784	1,283
*	Steven Madden Ltd.	39,737	1,281
	Spectrum Brands Holdings Inc.	13,634	1,234
*	TRI Pointe Homes Inc.	93,315	1,208
	Sanderson Farms Inc.	13,663	1,202
*	Take-Two Interactive Software Inc.	50,629	1,168
	Lancaster Colony Corp.	13,453	1,147
	Cooper Tire & Rubber Co.	39,887	1,145
*	Iconix Brand Group Inc.	30,713	1,135
	Andersons Inc.	17,533	1,102
	Herman Miller Inc.	36,585	1,092
	HNI Corp.	29,188	1,050
	Vector Group Ltd.	47,113	1,045
*	Helen of Troy Ltd.	19,753	1,037
	Ryland Group Inc.	30,117	1,001
	B&G Foods Inc.	35,077	966
*	TiVo Inc.	74,518	953
*	G-III Apparel Group Ltd.	11,483	951
*	Gentherm Inc.	22,292	941
	J&J Snack Foods Corp.	10,008	936
*	Pilgrim's Pride Corp.	29,835	912
	Snyder's-Lance Inc.	34,132	905
	Steelcase Inc. Class A	55,028	891
*	Post Holdings Inc.	26,688	886
	KB Home	58,735	878
	Fresh Del Monte Produce Inc.	27,156	866
	Cal-Maine Foods Inc.	9,672	864
	Schweitzer-Mauduit International Inc.	19,942	824
*,^	GoPro Inc. Class A	8,718	817
*	Dorman Products Inc.	20,331	814
*	Meritage Homes Corp.	22,645	804
	Dean Foods Co.	57,927	768
*	Select Comfort Corp.	34,864	729
*	American Axle & Manufacturing Holdings Inc.	42,973	721
*	Zynga Inc. Class A	260,569	704
*	Crocs Inc.	54,593	687
	Universal Corp.	15,025	667
	La-Z-Boy Inc.	33,661	666
	Coty Inc. Class A	39,065	647
	MDC Holdings Inc.	25,507	646
*	Seaboard Corp.	237	634
	Interface Inc. Class A	38,594	623
*	Standard Pacific Corp.	82,421	617

* Tumi Holdings Inc.	28,300	576
WD-40 Co.	8,317	565
Knoll Inc.	32,546	563
Columbia Sportswear Co.	15,552	556
Briggs & Stratton Corp.	30,814	555
* Universal Electronics Inc.	10,955	541
* iRobot Corp.	17,280	526
* Boulder Brands Inc.	37,697	514
* ACCO Brands Corp.	74,263	512
Drew Industries Inc.	12,122	511
Oxford Industries Inc.	7,925	483
* Blount International Inc.	31,829	482
Standard Motor Products Inc.	13,847	477
* Cooper-Standard Holding Inc.	7,558	472
Ethan Allen Interiors Inc.	19,828	452
* Chiquita Brands International Inc.	30,776	437
* Diamond Foods Inc.	15,262	437
* Eastman Kodak Co.	19,835	436
* Winnebago Industries Inc.	19,069	415
* Libbey Inc.	15,729	413
Movado Group Inc.	11,879	393
* Annie's Inc.	8,300	381
Tootsie Roll Industries Inc.	13,155	368
* Cavco Industries Inc.	5,396	367
Superior Industries International Inc.	20,696	363
* USANA Health Sciences Inc.	4,914	362
* Medifast Inc.	10,607	348
* Revlon Inc. Class A	10,980	348
* Modine Manufacturing Co.	27,843	331
* Unifi Inc.	12,591	326
Titan International Inc.	27,348	323
Arctic Cat Inc.	9,186	320
* Hovnanian Enterprises Inc. Class A	86,767	318
* Federal-Mogul Holdings Corp.	21,259	316
Nutrisystem Inc.	19,776	304
* M/I Homes Inc.	15,193	301
* Elizabeth Arden Inc.	17,510	293
* DTS Inc.	11,395	288
* Tower International Inc.	11,407	287
Calavo Growers Inc.	6,112	276
* Glu Mobile Inc.	53,101	275
* Taylor Morrison Home Corp. Class A	16,619	270
Inter Parfums Inc.	8,244	227
* RealD Inc.	23,425	219
* Vera Bradley Inc.	10,600	219
* Nutraceutical International Corp.	10,199	213
* WCI Communities Inc.	11,471	212
* Vince Holding Corp.	6,724	203
* Stoneridge Inc.	16,264	183
John B Sanfilippo & Son Inc.	5,657	183
Weyco Group Inc.	7,270	183
* National Beverage Corp.	9,274	181
Flexsteel Industries Inc.	5,296	179
* Motorcar Parts of America Inc.	6,386	174
* Beazer Homes USA Inc.	10,215	171
Coca-Cola Bottling Co. Consolidated	2,239	167
* Nautilus Inc.	13,942	167

*	Perry Ellis International Inc.	8,020	163
	Phibro Animal Health Corp. Class A	7,103	159
	Johnson Outdoors Inc. Class A	6,125	159
*	Central Garden and Pet Co. Class A	18,633	150
	Cherokee Inc.	8,203	149
	MGP Ingredients Inc.	11,180	146
*	Omega Protein Corp.	11,680	146
*	Alliance One International Inc.	73,050	144
	National Presto Industries Inc.	2,362	143
	Strattec Security Corp.	1,725	140
	Alico Inc.	3,661	139
*	LGI Homes Inc.	7,544	139
*	ZAGG Inc.	23,585	132
*	Inventure Foods Inc.	10,030	130
*	Quantum Fuel Systems Technologies Worldwide Inc.	34,899	130
*	Farmer Bros Co.	4,375	127
*	Malibu Boats Inc. Class A	6,763	125
	Remy International Inc.	5,989	123
*	William Lyon Homes Class A	5,342	118
*	Central Garden and Pet Co.	15,138	117
	Bassett Furniture Industries Inc.	8,483	116
*	A-Mark Precious Metals Inc.	10,015	115
*	Lifeway Foods Inc.	8,078	112
*	Sequential Brands Group Inc.	8,689	109
*,^	American Apparel Inc.	132,356	109
*	New Home Co. Inc.	7,785	105
	Hooker Furniture Corp.	6,619	101
	Oil-Dri Corp. of America	3,637	95
	Limoneira Co.	3,951	94
	Lifetime Brands Inc.	6,025	92
*	Shiloh Industries Inc.	5,144	88
	Culp Inc.	4,439	81
	Griffin Land & Nurseries Inc.	2,716	78
*	Skullcandy Inc.	9,100	71
*	JAKKS Pacific Inc.	9,900	70
*	Black Diamond Inc.	8,914	67
*	Craft Brew Alliance Inc.	4,554	66
*	Dixie Group Inc.	7,526	65
	Callaway Golf Co.	8,970	65
	Female Health Co.	18,607	65
	Marine Products Corp.	7,638	60
*	LeapFrog Enterprises Inc.	9,512	57
	LS Starrett Co. Class A	3,950	55
*	Seneca Foods Corp. Class A	1,893	54
	Nature's Sunshine Products Inc.	3,488	52
	Escalade Inc.	4,289	52
*	Fox Factory Holding Corp.	3,300	51
	Orchids Paper Products Co.	1,953	48
	Rocky Brands Inc.	2,880	41
	Acme United Corp.	2,250	37
*	Stanley Furniture Co. Inc.	12,964	36
*	P&F Industries Inc. Class A	4,130	34
*	Jamba Inc.	2,235	32
	Golden Enterprises Inc.	6,718	31
*	Quiksilver Inc.	15,400	26
*	Primo Water Corp.	5,836	25
*	Emerson Radio Corp.	12,162	24

* Lifevantage Corp.	17,000	19
* Delta Apparel Inc.	2,100	19
* Fuel Systems Solutions Inc.	1,842	16
* Rock Creek Pharmaceuticals Inc.	51,000	14
Koss Corp.	4,041	8
* Natural Alternatives International Inc.	1,000	6
* US Auto Parts Network Inc.	1,852	5
* Willamette Valley Vineyards Inc.	902	5
* Crystal Rock Holdings Inc.	2,800	2
		1,343,389
Consumer Services (7.7%)
Walt Disney Co.	986,839	87,858
Home Depot Inc.	859,738	78,872
Wal-Mart Stores Inc.	1,029,384	78,717
Comcast Corp. Class A	1,461,420	78,595
* Amazon.com Inc.	236,152	76,145
McDonald's Corp.	627,217	59,466
CVS Health Corp.	739,834	58,883
* eBay Inc.	713,626	40,413
Twenty-First Century Fox Inc. Class A	1,169,444	40,100
Time Warner Inc.	518,723	39,013
* Priceline Group Inc.	33,453	38,758
Costco Wholesale Corp.	279,378	35,012
Starbucks Corp.	456,094	34,417
Lowe's Cos. Inc.	638,045	33,765
Walgreen Co.	549,920	32,594
McKesson Corp.	147,976	28,806
* DIRECTV	320,841	27,759
Time Warner Cable Inc.	178,572	25,623
Target Corp.	404,348	25,345
TJX Cos. Inc.	425,145	25,156
Yum! Brands Inc.	281,373	20,253
Delta Air Lines Inc.	540,141	19,526
Viacom Inc. Class B	244,208	18,789
* Netflix Inc.	36,343	16,397
American Airlines Group Inc.	459,532	16,304
CBS Corp. Class B	302,278	16,172
Cardinal Health Inc.	215,028	16,110
Las Vegas Sands Corp.	257,645	16,028
Kroger Co.	296,750	15,431
Southwest Airlines Co.	437,612	14,778
Sysco Corp.	372,988	14,155
Macy's Inc.	231,599	13,474
* Chipotle Mexican Grill Inc. Class A	19,833	13,220
* Dollar General Corp.	194,902	11,910
Carnival Corp.	283,549	11,390
* United Continental Holdings Inc.	237,912	11,132
Omnicom Group Inc.	160,395	11,045
* AutoZone Inc.	20,870	10,637
AmerisourceBergen Corp. Class A	136,955	10,587
L Brands Inc.	157,942	10,579
Starwood Hotels & Resorts Worldwide Inc.	122,617	10,203
Comcast Corp.	185,765	9,938
Ross Stores Inc.	128,435	9,707
Wynn Resorts Ltd.	51,546	9,643
* O'Reilly Automotive Inc.	62,973	9,469
Marriott International Inc. Class A	129,926	9,082

Whole Foods Market Inc.	230,787	8,795
* DISH Network Corp. Class A	133,705	8,635
Nielsen NV	193,094	8,560
* Liberty Interactive Corp. Class A	289,114	8,246
* Bed Bath & Beyond Inc.	122,600	8,071
* Charter Communications Inc. Class A	51,696	7,825
Kohl's Corp.	119,217	7,276
* Hertz Global Holdings Inc.	285,807	7,257
* Dollar Tree Inc.	125,065	7,012
Tiffany & Co.	69,936	6,736
* Discovery Communications Inc.	177,534	6,618
* CarMax Inc.	141,840	6,588
Gap Inc.	156,805	6,537
Wyndham Worldwide Corp.	79,924	6,495
* TripAdvisor Inc.	70,852	6,477
Nordstrom Inc.	90,755	6,205
* Liberty Media Corp.	131,460	6,177
Advance Auto Parts Inc.	46,345	6,039
Best Buy Co. Inc.	177,838	5,974
Signet Jewelers Ltd.	51,022	5,812
Royal Caribbean Cruises Ltd.	85,266	5,738
* Sirius XM Holdings Inc.	1,630,377	5,690
Tractor Supply Co.	88,678	5,455
H&R Block Inc.	175,839	5,453
Expedia Inc.	62,144	5,445
* MGM Resorts International	234,308	5,338
Foot Locker Inc.	93,894	5,225
* IHS Inc. Class A	41,234	5,162
* News Corp. Class A	312,150	5,104
Safeway Inc.	147,003	5,042
Staples Inc.	415,076	5,022
Interpublic Group of Cos. Inc.	270,418	4,954
Family Dollar Stores Inc.	61,738	4,769
* Hilton Worldwide Holdings Inc.	188,684	4,647
* Ulta Salon Cosmetics & Fragrance Inc.	38,926	4,600
PetSmart Inc.	63,615	4,459
Darden Restaurants Inc.	84,422	4,344
Gannett Co. Inc.	144,186	4,278
Scripps Networks Interactive Inc. Class A	51,931	4,055
Omnicare Inc.	63,871	3,977
Alaska Air Group Inc.	87,230	3,798
* Avis Budget Group Inc.	66,472	3,649
Williams-Sonoma Inc.	54,121	3,603
* Discovery Communications Inc. Class A	94,816	3,584
* Spirit Airlines Inc.	46,188	3,193
FactSet Research Systems Inc.	26,268	3,192
* Rite Aid Corp.	622,350	3,012
Dunkin' Brands Group Inc.	66,991	3,003
GameStop Corp. Class A	72,356	2,981
* Pandora Media Inc.	119,116	2,878
* Liberty Media Corp. Class A	59,780	2,820
Domino's Pizza Inc.	36,254	2,790
Service Corp. International	130,783	2,765
* Panera Bread Co. Class A	16,945	2,757
Dick's Sporting Goods Inc.	62,752	2,754
Dun & Bradstreet Corp.	23,249	2,731
* Sally Beauty Holdings Inc.	99,161	2,714

International Game Technology	159,309	2,688
* Yelp Inc. Class A	37,680	2,572
* Madison Square Garden Co. Class A	38,761	2,563
KAR Auction Services Inc.	89,039	2,549
Lamar Advertising Co. Class A	51,640	2,543
* AutoNation Inc.	49,236	2,477
* Urban Outfitters Inc.	65,997	2,422
* Groupon Inc. Class A	362,094	2,419
Cablevision Systems Corp. Class A	132,277	2,316
* Copart Inc.	73,555	2,303
Cinemark Holdings Inc.	67,227	2,288
CBS Outdoor Americas Inc.	76,269	2,284
GNC Holdings Inc. Class A	57,516	2,228
* AMC Networks Inc. Class A	37,545	2,193
* Live Nation Entertainment Inc.	91,262	2,192
* Norwegian Cruise Line Holdings Ltd.	59,766	2,153
Aramark	81,853	2,153
Brinker International Inc.	41,256	2,095
* VCA Inc.	51,878	2,040
* Bally Technologies Inc.	25,274	2,040
Vail Resorts Inc.	23,409	2,031
^ Burger King Worldwide Inc.	68,292	2,026
* Starz	58,941	1,950
* SolarCity Corp.	32,562	1,941
* United Natural Foods Inc.	30,723	1,888
Graham Holdings Co. Class B	2,616	1,830
* HomeAway Inc.	50,984	1,810
Casey's General Stores Inc.	24,884	1,784
Lions Gate Entertainment Corp.	54,023	1,781
* JC Penney Co. Inc.	176,608	1,773
* Cabela's Inc.	29,756	1,753
Dillard's Inc. Class A	15,975	1,741
* JetBlue Airways Corp.	160,969	1,710
* Restoration Hardware Holdings Inc.	21,400	1,702
Extended Stay America Inc.	71,643	1,701
Jack in the Box Inc.	24,920	1,699
Abercrombie & Fitch Co.	46,522	1,691
CST Brands Inc.	46,652	1,677
* Sprouts Farmers Market Inc.	57,510	1,672
* Buffalo Wild Wings Inc.	12,240	1,643
DSW Inc. Class A	53,796	1,620
Cracker Barrel Old Country Store Inc.	15,428	1,592
* Office Depot Inc.	309,145	1,589
John Wiley & Sons Inc. Class A	28,185	1,581
Six Flags Entertainment Corp.	45,370	1,560
American Eagle Outfitters Inc.	107,414	1,560
* Murphy USA Inc.	29,011	1,539
* Hyatt Hotels Corp. Class A	24,966	1,511
* Apollo Education Group Inc.	59,284	1,491
* Time Inc.	62,652	1,468
Wendy's Co.	177,628	1,467
Big Lots Inc.	33,646	1,448
Chico's FAS Inc.	97,894	1,446
Sotheby's	39,628	1,416
DeVry Education Group Inc.	32,947	1,410
* Conversant Inc.	40,957	1,403
Cheesecake Factory Inc.	30,636	1,394

Men's Wearhouse Inc.	29,251	1,381
* Dolby Laboratories Inc. Class A	31,725	1,326
* Asbury Automotive Group Inc.	20,389	1,313
* Houghton Mifflin Harcourt Co.	66,954	1,302
HSN Inc.	20,656	1,268
Sinclair Broadcast Group Inc. Class A	48,030	1,253
Rollins Inc.	42,779	1,253
* Five Below Inc.	30,967	1,227
Hillenbrand Inc.	39,090	1,208
* Grand Canyon Education Inc.	29,304	1,195
Chemed Corp.	11,328	1,166
* ANN Inc.	28,278	1,163
Texas Roadhouse Inc. Class A	41,463	1,154
* Shutterfly Inc.	23,578	1,149
* DreamWorks Animation SKG Inc. Class A	41,985	1,145
* Life Time Fitness Inc.	22,444	1,132
* Ascena Retail Group Inc.	83,630	1,112
* Genesco Inc.	14,799	1,106
Aaron's Inc.	45,092	1,097
* Marriott Vacations Worldwide Corp.	17,244	1,093
Penske Automotive Group Inc.	26,641	1,081
Lithia Motors Inc. Class A	14,209	1,075
Choice Hotels International Inc.	20,620	1,072
Allegiant Travel Co. Class A	8,559	1,058
Regal Entertainment Group Class A	51,904	1,032
PriceSmart Inc.	11,974	1,025
Group 1 Automotive Inc.	14,023	1,020
Meredith Corp.	23,624	1,011
* WebMD Health Corp.	23,902	999
AMERCO	3,790	993
Rent-A-Center Inc.	32,616	990
* Lumber Liquidators Holdings Inc.	16,724	960
Monro Muffler Brake Inc.	19,577	950
* Pinnacle Entertainment Inc.	37,702	946
SeaWorld Entertainment Inc.	48,586	934
Morningstar Inc.	13,541	919
Matthews International Corp. Class A	20,779	912
* Fresh Market Inc.	24,774	865
Buckle Inc.	18,909	858
Guess? Inc.	38,879	854
Papa John's International Inc.	21,276	851
Finish Line Inc. Class A	33,493	838
* Sonic Corp.	36,826	823
* Vitamin Shoppe Inc.	18,521	822
* Bloomin' Brands Inc.	44,500	816
* Fiesta Restaurant Group Inc.	16,411	815
* Beacon Roofing Supply Inc.	31,872	812
DineEquity Inc.	9,924	810
* Acxiom Corp.	48,693	806
* Express Inc.	51,259	800
* Caesars Acquisition Co. Class A	83,280	789
Bob Evans Farms Inc.	16,473	780
Nexstar Broadcasting Group Inc. Class A	19,076	771
* Krispy Kreme Doughnuts Inc.	42,630	732
* Hibbett Sports Inc.	17,089	729
Pier 1 Imports Inc.	60,790	723
Churchill Downs Inc.	7,256	707

*	Burlington Stores Inc.	17,406	694
	Children's Place Inc.	14,430	688
*	Rush Enterprises Inc. Class A	19,874	665
	Brown Shoe Co. Inc.	24,445	663
*	Bright Horizons Family Solutions Inc.	15,569	655
*	comScore Inc.	17,878	651
*	Lands' End Inc.	15,258	627
	National CineMedia Inc.	41,473	602
	Core-Mark Holding Co. Inc.	11,312	600
*	Constant Contact Inc.	22,028	598
*	BJ's Restaurants Inc.	16,375	589
*	Multimedia Games Holding Co. Inc.	16,266	586
	International Speedway Corp. Class A	17,499	554
	Sonic Automotive Inc. Class A	22,533	552
*	Penn National Gaming Inc.	48,493	544
	Regis Corp.	33,533	535
*	Belmond Ltd. Class A	45,855	535
	Cato Corp. Class A	15,285	527
	Interval Leisure Group Inc.	27,598	526
*	Boyd Gaming Corp.	50,359	512
*	Popeyes Louisiana Kitchen Inc.	12,537	508
	Scholastic Corp.	15,566	503
*	SUPERVALU Inc.	55,283	494
	Capella Education Co.	7,860	492
*	Carmike Cinemas Inc.	15,527	481
*	Media General Inc.	36,625	480
	SpartanNash Co.	24,491	476
*	Red Robin Gourmet Burgers Inc.	8,221	468
*	Tuesday Morning Corp.	23,594	458
*	FTD Cos. Inc.	13,416	458
	MDC Partners Inc. Class A	23,696	455
*	Barnes & Noble Inc.	22,947	453
*	ServiceMaster Global Holdings Inc.	18,642	451
*	zulily Inc. Class A	11,903	451
*	Strayer Education Inc.	7,525	451
*	Caesars Entertainment Corp.	35,600	448
*	Conn's Inc.	14,694	445
*	Diamond Resorts International Inc.	19,525	444
*	Hawaiian Holdings Inc.	32,998	444
	New York Times Co. Class A	39,494	443
*,^	Sears Holdings Corp.	17,475	441
*	Mattress Firm Holding Corp.	7,258	436
*	Biglari Holdings Inc.	1,273	433
*	La Quinta Holdings Inc.	22,219	422
*	Ascent Capital Group Inc. Class A	6,741	406
*	Bankrate Inc.	34,618	393
*	Orbitz Worldwide Inc.	49,599	390
*	Republic Airways Holdings Inc.	34,860	387
*	Francesca's Holdings Corp.	27,491	383
*	Scientific Games Corp. Class A	35,364	381
	Fred's Inc. Class A	26,591	372
*	RetailMeNot Inc.	22,585	365
*	Providence Service Corp.	7,254	351
*	Clean Energy Fuels Corp.	44,754	349
*	Zumiez Inc.	12,329	346
	Stage Stores Inc.	20,192	345
*	Weight Watchers International Inc.	12,000	329

* Denny's Corp.	45,438	319
Sabre Corp.	17,810	319
* American Public Education Inc.	11,260	304
* EW Scripps Co. Class A	17,658	288
SkyWest Inc.	35,866	279
* Pep Boys-Manny Moe & Jack	31,098	277
* Ruby Tuesday Inc.	46,648	275
Weis Markets Inc.	7,026	274
New Media Investment Group Inc.	16,132	268
* K12 Inc.	16,759	267
* Steiner Leisure Ltd.	7,084	266
AMC Entertainment Holdings Inc.	11,277	259
* Blue Nile Inc.	8,836	252
* Cumulus Media Inc. Class A	62,200	251
Marcus Corp.	15,559	246
Stein Mart Inc.	21,111	244
* America's Car-Mart Inc.	6,119	242
Ingles Markets Inc. Class A	10,109	239
* Chefs' Warehouse Inc.	14,709	239
* Stamps.com Inc.	7,410	235
* XO Group Inc.	20,857	234
Haverty Furniture Cos. Inc.	10,595	231
Carriage Services Inc. Class A	13,202	229
* GrubHub Inc.	6,678	229
* Del Frisco's Restaurant Group Inc.	11,576	222
ClubCorp Holdings Inc.	11,056	219
* Career Education Corp.	42,288	215
* Morgans Hotel Group Co.	26,551	214
* Daily Journal Corp.	1,128	204
* Gray Television Inc.	25,579	202
* Chuy's Holdings Inc.	6,400	201
* Tribune Publishing Co.	9,900	200
* Citi Trends Inc.	9,013	199
World Wrestling Entertainment Inc. Class A	14,453	199
* Journal Communications Inc. Class A	23,342	197
* ValueVision Media Inc. Class A	37,434	192
* Christopher & Banks Corp.	19,107	189
* Kirkland's Inc.	11,486	185
* Angie's List Inc.	29,043	185
* Pantry Inc.	9,100	184
* Overstock.com Inc.	10,886	184
* SP Plus Corp.	9,382	178
PetMed Express Inc.	12,901	175
* 1-800-Flowers.com Inc. Class A	23,555	169
Collectors Universe Inc.	7,501	165
* Sizmek Inc.	21,021	163
* Global Eagle Entertainment Inc.	14,463	162
Destination Maternity Corp.	10,343	160
Saga Communications Inc. Class A	4,416	148
* MarineMax Inc.	8,361	141
* Titan Machinery Inc.	10,683	139
Ruth's Hospitality Group Inc.	12,550	139
* West Marine Inc.	15,389	139
Speedway Motorsports Inc.	8,106	138
Clear Channel Outdoor Holdings Inc. Class A	20,426	138
Shoe Carnival Inc.	7,711	137
Entravision Communications Corp. Class A	34,071	135

*	McClatchy Co. Class A	40,024	134
	Big 5 Sporting Goods Corp.	14,278	134
*	Destination XL Group Inc.	27,724	131
*	Container Store Group Inc.	5,984	130
*	TechTarget Inc.	14,942	128
*	Lee Enterprises Inc.	36,801	124
*	Famous Dave's of America Inc.	4,588	124
*	Bravo Brio Restaurant Group Inc.	9,503	123
*	Kona Grill Inc.	6,103	120
*	Travelzoo Inc.	7,740	120
*	Bridgepoint Education Inc.	10,232	114
*	Speed Commerce Inc.	41,347	114
*	Isle of Capri Casinos Inc.	15,073	113
*	Dex Media Inc.	10,990	105
	AH Belo Corp. Class A	9,735	104
*	Michaels Cos. Inc.	5,799	101
*	Eldorado Resorts Inc.	23,752	101
*	Reading International Inc. Class A	11,662	98
*	Intrawest Resorts Holdings Inc.	9,915	96
*	PCM Inc.	9,786	96
*	Carrols Restaurant Group Inc.	13,226	94
*,^	Remark Media Inc.	14,727	93
*	SFX Entertainment Inc.	18,276	92
*	Zoe's Kitchen Inc.	2,969	91
*	Empire Resorts Inc.	13,479	90
	Village Super Market Inc. Class A	3,510	80
*	Emmis Communications Corp. Class A	37,876	80
*	Diversified Restaurant Holdings Inc.	16,000	79
*	Radio One Inc.	24,521	78
*	Chegg Inc.	12,486	78
	Town Sports International Holdings Inc.	11,065	74
	CSS Industries Inc.	3,040	74
*	hhgregg Inc.	11,539	73
	Dover Motorsports Inc.	30,456	70
*	Monarch Casino & Resort Inc.	5,883	70
*	Care.com Inc.	8,532	70
	Bon-Ton Stores Inc.	7,644	64
*	YuMe Inc.	12,750	64
*	Natural Grocers by Vitamin Cottage Inc.	3,800	62
*	Autobytel Inc.	6,554	56
*	Luby's Inc.	10,342	55
*	Entercom Communications Corp. Class A	6,638	53
*	Mandalay Digital Group Inc.	10,800	49
*	CafePress Inc.	15,789	49
*	RealNetworks Inc.	7,101	49
*	Smart & Final Stores Inc.	3,225	47
*	Geeknet Inc.	4,613	43
	Liberator Medical Holdings Inc.	13,600	43
*	Cambium Learning Group Inc.	26,931	41
*	Pizza Inn Holdings Inc.	5,000	40
*	Century Casinos Inc.	7,747	40
*	Martha Stewart Living Omnimedia Inc. Class A	10,300	37
*	RLJ Entertainment Inc.	9,370	36
	Ark Restaurants Corp.	1,599	36
*	Lakes Entertainment Inc.	4,142	35
*	Dover Saddlery Inc.	6,400	32
	TheStreet Inc.	13,997	31

*	Aeropostale Inc.	8,500	28
*	Demand Media Inc.	3,012	27
	Courier Corp.	2,132	26
*	Liquidity Services Inc.	1,900	26
	Trans World Entertainment Corp.	7,039	26
	Frisch's Restaurants Inc.	877	25
	Harte-Hanks Inc.	3,700	24
*	Pacific Sunwear of California Inc.	12,700	23
*	PDI Inc.	8,404	20
*,^	El Pollo Loco Holdings Inc.	535	19
*	Adolor Corp. Rights Exp. 07/01/2019	34,581	18
*	Build-A-Bear Workshop Inc.	1,346	18
	Salem Communications Corp. Class A	2,260	17
*	RCI Hospitality Holdings Inc.	1,511	17
*	Gaiam Inc. Class A	2,251	17
	National American University Holdings Inc.	5,050	15
*	Everyday Health Inc.	1,095	15
*	Ambassadors Group Inc.	4,034	15
*	Books-A-Million Inc.	8,598	15
*	Premier Exhibitions Inc.	18,580	14
*	Perfumania Holdings Inc.	2,020	13
	Winmark Corp.	163	12
*	Red Lion Hotels Corp.	2,033	12
*	Envivio Inc.	6,284	12
*	New York & Co. Inc.	2,966	9
*	Dover Downs Gaming & Entertainment Inc.	7,283	7
	Einstein Noah Restaurant Group Inc.	348	7
*	Gaming Partners International Corp.	800	7
*	Insignia Systems Inc.	1,800	6
*	Potbelly Corp.	350	4
*	Local Corp.	1,300	3
*	Cosi Inc.	1,039	2
*	Cubist Pharmaceuticals, Inc. CVR	14,500	2
*	Spark Networks Inc.	400	2
	Beasley Broadcasting Group Inc. Class A	200	1
*	SPAR Group Inc.	300	—
*	Southern Community Financial Corp.	1,940	—
			1,793,289
Financials (11.0%)
	Wells Fargo & Co.	3,334,710	172,971
*	Berkshire Hathaway Inc. Class B	1,057,140	146,033
	JPMorgan Chase & Co.	2,402,717	144,740
	Bank of America Corp.	6,717,476	114,533
	Citigroup Inc.	1,760,238	91,216
	Visa Inc. Class A	316,088	67,444
	American Express Co.	668,573	58,527
	Goldman Sachs Group Inc.	267,413	49,089
	American International Group Inc.	905,039	48,890
	US Bancorp	1,151,027	48,147
	MasterCard Inc. Class A	640,619	47,355
	Morgan Stanley	943,171	32,605
	Simon Property Group Inc.	197,997	32,555
	MetLife Inc.	574,470	30,861
	PNC Financial Services Group Inc.	345,300	29,551
	Capital One Financial Corp.	358,526	29,263
	Bank of New York Mellon Corp.	722,809	27,994
	Prudential Financial Inc.	293,457	25,807

American Tower Corporation	252,465	23,638
BlackRock Inc.	69,094	22,685
ACE Ltd.	203,752	21,367
Charles Schwab Corp.	704,421	20,703
Travelers Cos. Inc.	216,610	20,348
Discover Financial Services	295,020	18,996
State Street Corp.	257,038	18,921
Marsh & McLennan Cos. Inc.	347,704	18,199
Crown Castle International Corp.	212,634	17,123
BB&T Corp.	457,515	17,024
Allstate Corp.	276,886	16,993
CME Group Inc.	203,553	16,275
Aon plc	185,527	16,265
* Berkshire Hathaway Inc. Class A	78	16,138
Aflac Inc.	274,902	16,013
Public Storage	93,438	15,496
Ameriprise Financial Inc.	119,564	14,752
McGraw Hill Financial Inc.	174,021	14,696
Franklin Resources Inc.	260,719	14,238
Equity Residential	230,057	14,167
Intercontinental Exchange Inc.	72,469	14,135
Chubb Corp.	153,659	13,995
SunTrust Banks Inc.	339,706	12,919
Health Care REIT Inc.	206,835	12,900
Moody's Corp.	134,880	12,746
T. Rowe Price Group Inc.	158,894	12,457
Prologis Inc.	318,820	12,020
AvalonBay Communities Inc.	83,801	11,813
Ventas Inc.	187,598	11,622
HCP Inc.	292,359	11,610
Boston Properties Inc.	97,608	11,299
Invesco Ltd.	275,834	10,890
Vornado Realty Trust	107,524	10,748
Weyerhaeuser Co.	335,323	10,683
Hartford Financial Services Group Inc.	286,432	10,670
Fifth Third Bancorp	532,928	10,669
Host Hotels & Resorts Inc.	482,350	10,289
Principal Financial Group Inc.	187,696	9,848
Northern Trust Corp.	142,934	9,724
M&T Bank Corp.	75,292	9,283
Lincoln National Corp.	168,353	9,020
Progressive Corp.	340,490	8,608
General Growth Properties Inc.	365,370	8,604
Loews Corp.	194,783	8,115
KeyCorp	564,670	7,527
Essex Property Trust Inc.	40,520	7,243
* Affiliated Managers Group Inc.	35,206	7,054
American Realty Capital Properties Inc.	580,015	6,995
Annaly Capital Management Inc.	601,867	6,428
SL Green Realty Corp.	60,793	6,160
Equifax Inc.	78,867	5,895
Comerica Inc.	116,328	5,800
Realty Income Corp.	141,071	5,754
Macerich Co.	89,455	5,710
XL Group plc Class A	169,628	5,627
Unum Group	162,780	5,596
CIT Group Inc.	119,410	5,488

Kimco Realty Corp.	248,155	5,437
Western Union Co.	338,410	5,428
Digital Realty Trust Inc.	86,272	5,382
* CBRE Group Inc. Class A	180,956	5,382
* Markel Corp.	8,433	5,365
* Ally Financial Inc.	229,889	5,320
TD Ameritrade Holding Corp.	158,998	5,306
Federal Realty Investment Trust	42,945	5,087
Huntington Bancshares Inc.	521,904	5,078
Regions Financial Corp.	493,808	4,958
American Capital Agency Corp.	225,707	4,796
Navient Corp.	267,921	4,745
Cincinnati Financial Corp.	99,924	4,701
FNF Group	167,510	4,647
Arthur J Gallagher & Co.	100,036	4,538
* Arch Capital Group Ltd.	80,717	4,417
Torchmark Corp.	84,066	4,403
Plum Creek Timber Co. Inc.	112,513	4,389
UDR Inc.	160,549	4,375
Raymond James Financial Inc.	81,634	4,374
Willis Group Holdings plc	103,541	4,287
New York Community Bancorp Inc.	268,297	4,258
First Republic Bank	85,212	4,208
* Alleghany Corp.	10,011	4,186
* E*TRADE Financial Corp.	184,400	4,166
Lazard Ltd. Class A	82,150	4,165
Voya Financial Inc.	102,468	4,007
Duke Realty Corp.	217,896	3,743
Zions Bancorporation	128,672	3,739
Extra Space Storage Inc.	70,340	3,627
WP Carey Inc.	56,854	3,626
Jones Lang LaSalle Inc.	28,513	3,602
Camden Property Trust	52,113	3,571
* SVB Financial Group	31,809	3,565
Reinsurance Group of America Inc. Class A	44,375	3,556
Protective Life Corp.	51,221	3,555
* MSCI Inc. Class A	75,248	3,538
Everest Re Group Ltd.	21,736	3,521
* Realogy Holdings Corp.	93,991	3,496
SEI Investments Co.	96,676	3,496
* Signature Bank	30,517	3,420
Legg Mason Inc.	66,538	3,404
PartnerRe Ltd.	30,925	3,398
Alexandria Real Estate Equities Inc.	45,872	3,383
* Howard Hughes Corp.	21,815	3,272
DDR Corp.	194,348	3,251
Regency Centers Corp.	60,126	3,237
NASDAQ OMX Group Inc.	75,822	3,216
WR Berkley Corp.	66,560	3,182
East West Bancorp Inc.	92,850	3,157
Liberty Property Trust	94,881	3,156
Mid-America Apartment Communities Inc.	47,936	3,147
Kilroy Realty Corp.	52,685	3,132
Starwood Property Trust Inc.	141,317	3,103
HCC Insurance Holdings Inc.	63,134	3,049
CBOE Holdings Inc.	56,257	3,011
Apartment Investment & Management Co. Class A	94,130	2,995

Assurant Inc.	46,412	2,984
Hudson City Bancorp Inc.	306,662	2,981
People's United Financial Inc.	198,160	2,867
Axis Capital Holdings Ltd.	60,568	2,867
Eaton Vance Corp.	74,910	2,826
Taubman Centers Inc.	38,619	2,819
Omega Healthcare Investors Inc.	80,485	2,752
National Retail Properties Inc.	79,026	2,732
Waddell & Reed Financial Inc. Class A	52,679	2,723
Senior Housing Properties Trust	130,001	2,720
Cullen/Frost Bankers Inc.	35,503	2,716
Spirit Realty Capital Inc.	239,059	2,622
Brown & Brown Inc.	80,560	2,590
Hospitality Properties Trust	95,925	2,576
Corrections Corp. of America	74,726	2,568
LPL Financial Holdings Inc.	55,470	2,554
PacWest Bancorp	61,734	2,545
NorthStar Realty Finance Corp.	143,039	2,528
BioMed Realty Trust Inc.	125,088	2,527
RenaissanceRe Holdings Ltd.	25,110	2,511
Rayonier Inc.	80,611	2,510
American Campus Communities Inc.	68,319	2,490
American Financial Group Inc.	42,645	2,469
Prosperity Bancshares Inc.	42,342	2,421
RLJ Lodging Trust	84,371	2,402
Assured Guaranty Ltd.	108,070	2,395
SLM Corp.	274,421	2,349
CNO Financial Group Inc.	135,813	2,303
City National Corp.	30,214	2,286
Umpqua Holdings Corp.	138,207	2,276
LaSalle Hotel Properties	66,473	2,276
Douglas Emmett Inc.	88,261	2,266
Highwoods Properties Inc.	58,222	2,265
Allied World Assurance Co. Holdings AG	61,347	2,260
Two Harbors Investment Corp.	233,587	2,259
Retail Properties of America Inc.	153,686	2,248
Commerce Bancshares Inc.	49,769	2,222
Weingarten Realty Investors	70,328	2,215
Investors Bancorp Inc.	216,693	2,195
* NorthStar Asset Management Group Inc.	118,839	2,189
Old Republic International Corp.	152,447	2,177
Equity Lifestyle Properties Inc.	51,302	2,173
Validus Holdings Ltd.	55,192	2,160
Home Properties Inc.	36,842	2,146
* Forest City Enterprises Inc. Class A	109,560	2,143
* Zillow Inc. Class A	18,358	2,129
* Equity Commonwealth	82,309	2,116
American Homes 4 Rent Class A	125,260	2,116
Chimera Investment Corp.	650,375	1,977
* Synchrony Financial	79,267	1,946
* Popular Inc.	66,100	1,946
* Ocwen Financial Corp.	74,151	1,941
Columbia Property Trust Inc.	80,988	1,933
BankUnited Inc.	62,792	1,915
Tanger Factory Outlet Centers Inc.	58,188	1,904
First Niagara Financial Group Inc.	228,513	1,904
FirstMerit Corp.	107,137	1,886

CBL & Associates Properties Inc.	104,544	1,871
* Stifel Financial Corp.	39,135	1,835
EPR Properties	36,199	1,835
* Strategic Hotels & Resorts Inc.	156,812	1,827
Aspen Insurance Holdings Ltd.	42,598	1,822
MFA Financial Inc.	233,955	1,820
Post Properties Inc.	35,172	1,806
StanCorp Financial Group Inc.	28,488	1,800
Federated Investors Inc. Class B	60,961	1,790
Piedmont Office Realty Trust Inc. Class A	101,305	1,787
Geo Group Inc.	46,716	1,786
Sunstone Hotel Investors Inc.	128,497	1,776
Gaming and Leisure Properties Inc.	57,237	1,769
First American Financial Corp.	64,983	1,762
Healthcare Trust of America Inc. Class A	150,804	1,749
Hanover Insurance Group Inc.	28,467	1,748
Washington Prime Group Inc.	98,698	1,725
* MGIC Investment Corp.	220,823	1,725
Associated Banc-Corp	98,932	1,723
Primerica Inc.	35,649	1,719
Radian Group Inc.	120,070	1,712
Webster Financial Corp.	58,570	1,707
Hancock Holding Co.	53,208	1,705
* Portfolio Recovery Associates Inc.	32,240	1,684
ProAssurance Corp.	38,032	1,676
Bank of Hawaii Corp.	28,901	1,642
* Liberty Ventures Class A	42,962	1,631
White Mountains Insurance Group Ltd.	2,565	1,616
Cousins Properties Inc.	132,871	1,588
DiamondRock Hospitality Co.	125,010	1,585
* Texas Capital Bancshares Inc.	27,438	1,583
Brandywine Realty Trust	111,942	1,575
CubeSmart	87,330	1,570
Sovran Self Storage Inc.	21,058	1,566
Pebblebrook Hotel Trust	41,538	1,551
DCT Industrial Trust Inc.	205,543	1,544
Colony Financial Inc.	68,284	1,528
Endurance Specialty Holdings Ltd.	27,326	1,508
TCF Financial Corp.	96,167	1,493
Healthcare Realty Trust Inc.	62,229	1,474
American National Insurance Co.	13,108	1,473
Corporate Office Properties Trust	56,806	1,461
* Liberty TripAdvisor Holdings Inc. Class A	42,962	1,456
Sun Communities Inc.	28,647	1,447
UMB Financial Corp.	26,508	1,446
Synovus Financial Corp.	61,079	1,444
Symetra Financial Corp.	61,696	1,439
Janus Capital Group Inc.	98,545	1,433
* Genworth Financial Inc. Class A	108,828	1,426
PrivateBancorp Inc.	47,267	1,414
MarketAxess Holdings Inc.	22,681	1,403
Brixmor Property Group Inc.	62,627	1,394
Fulton Financial Corp.	124,807	1,383
Medical Properties Trust Inc.	111,687	1,369
Bank of the Ozarks Inc.	42,996	1,355
Washington Federal Inc.	66,135	1,347
FNB Corp.	110,930	1,330

Wintrust Financial Corp.	29,479	1,317
MB Financial Inc.	47,257	1,308
* Harbinger Group Inc.	99,200	1,302
* Kite Realty Group Trust	53,129	1,288
Invesco Mortgage Capital Inc.	81,293	1,278
Ryman Hospitality Properties Inc.	27,006	1,277
Glimcher Realty Trust	93,854	1,271
Iberiabank Corp.	19,690	1,231
United Bankshares Inc.	39,668	1,227
Susquehanna Bancshares Inc.	121,736	1,217
Financial Engines Inc.	35,089	1,201
Valley National Bancorp	123,578	1,197
Newcastle Investment Corp.	94,052	1,193
Santander Consumer USA Holdings Inc.	66,876	1,191
Glacier Bancorp Inc.	45,959	1,189
Chambers Street Properties	154,858	1,166
^ Lexington Realty Trust	118,631	1,161
Cathay General Bancorp	46,606	1,157
* Western Alliance Bancorp	48,403	1,157
EastGroup Properties Inc.	19,013	1,152
First Industrial Realty Trust Inc.	68,019	1,150
DuPont Fabros Technology Inc.	42,448	1,148
Hatteras Financial Corp.	63,827	1,146
American Realty Capital Healthcare Trust Inc.	108,301	1,135
BancorpSouth Inc.	55,979	1,127
Erie Indemnity Co. Class A	14,793	1,121
Platinum Underwriters Holdings Ltd.	18,195	1,108
First Financial Bankshares Inc.	39,738	1,104
EverBank Financial Corp.	62,527	1,104
Washington REIT	43,403	1,102
* Trulia Inc.	22,477	1,099
RLI Corp.	25,274	1,094
Alexander & Baldwin Inc.	29,626	1,066
First Horizon National Corp.	86,620	1,064
Chesapeake Lodging Trust	36,433	1,062
Potlatch Corp.	26,410	1,062
Home BancShares Inc.	36,020	1,059
Kennedy-Wilson Holdings Inc.	44,083	1,056
Virtus Investment Partners Inc.	6,059	1,052
New York REIT Inc.	102,164	1,050
* Altisource Portfolio Solutions SA	10,289	1,037
Acadia Realty Trust	37,577	1,036
American Equity Investment Life Holding Co.	45,116	1,032
New Residential Investment Corp.	176,798	1,031
National Health Investors Inc.	17,952	1,026
* First Cash Financial Services Inc.	17,973	1,006
Interactive Brokers Group Inc.	40,253	1,004
Capitol Federal Financial Inc.	84,270	996
NRG Yield Inc. Class A	21,064	991
Mack-Cali Realty Corp.	51,782	990
Home Loan Servicing Solutions Ltd.	46,581	987
Artisan Partners Asset Management Inc. Class A	18,761	977
Argo Group International Holdings Ltd.	19,222	967
Trustmark Corp.	41,701	961
Government Properties Income Trust	43,412	951
PS Business Parks Inc.	12,391	943
Evercore Partners Inc. Class A	19,971	939

Kemper Corp.	27,303	932
* Blackhawk Network Holdings Inc. Class B	28,762	929
Equity One Inc.	42,763	925
Altisource Residential Corp.	38,537	925
PennyMac Mortgage Investment Trust	42,550	912
CYS Investments Inc.	110,587	911
ARMOUR Residential REIT Inc.	236,443	910
Pennsylvania REIT	45,628	910
Montpelier Re Holdings Ltd.	29,205	908
BOK Financial Corp.	13,540	900
Redwood Trust Inc.	54,014	896
Mercury General Corp.	17,923	875
* WisdomTree Investments Inc.	76,583	872
CVB Financial Corp.	60,693	871
International Bancshares Corp.	34,738	857
* Hilltop Holdings Inc.	42,528	853
First Midwest Bancorp Inc.	52,942	852
Horace Mann Educators Corp.	29,770	849
Pinnacle Financial Partners Inc.	23,253	839
Parkway Properties Inc.	44,611	838
Old National Bancorp	64,539	837
Empire State Realty Trust Inc.	55,098	828
American Assets Trust Inc.	24,875	820
BBCN Bancorp Inc.	56,085	818
LTC Properties Inc.	22,167	818
Cash America International Inc.	18,647	817
Community Bank System Inc.	24,168	812
FelCor Lodging Trust Inc.	86,179	807
TFS Financial Corp.	56,252	806
Hersha Hospitality Trust Class A	126,331	805
Education Realty Trust Inc.	77,535	797
Blackstone Mortgage Trust Inc. Class A	29,300	794
^ AmTrust Financial Services Inc.	19,779	788
Greenhill & Co. Inc.	16,905	786
Astoria Financial Corp.	63,161	783
Selective Insurance Group Inc.	35,166	779
* FNFV Group	55,831	768
Westamerica Bancorporation	16,512	768
Hudson Pacific Properties Inc.	31,132	768
Northwest Bancshares Inc.	63,035	763
National Penn Bancshares Inc.	76,627	744
* Enstar Group Ltd.	5,303	723
BGC Partners Inc. Class A	97,162	722
* Altisource Asset Management Corp.	1,065	719
Retail Opportunity Investments Corp.	48,843	718
* Springleaf Holdings Inc.	22,365	714
* Encore Capital Group Inc.	16,077	712
South State Corp.	12,696	710
American Capital Mortgage Investment Corp.	37,684	709
* St. Joe Co.	35,477	707
Nelnet Inc. Class A	16,320	703
Columbia Banking System Inc.	28,300	702
Sabra Health Care REIT Inc.	28,866	702
Capstead Mortgage Corp.	56,164	687
Boston Private Financial Holdings Inc.	55,396	686
Summit Hotel Properties Inc.	62,382	672
Ramco-Gershenson Properties Trust	40,880	664

Provident Financial Services Inc.	40,366	661
Starwood Waypoint Residential Trust	25,173	655
First Citizens BancShares Inc. Class A	3,017	654
* Piper Jaffray Cos.	12,482	652
Union Bankshares Corp.	28,155	650
HFF Inc. Class A	22,257	644
* Move Inc.	30,269	634
WesBanco Inc.	20,476	626
STAG Industrial Inc.	30,129	624
First Financial Bancorp	39,216	621
Ashford Hospitality Trust Inc.	58,255	595
* Ambac Financial Group Inc.	26,700	590
Inland Real Estate Corp.	58,947	584
NBT Bancorp Inc.	25,522	575
Park National Corp.	7,528	568
Associated Estates Realty Corp.	31,696	555
Franklin Street Properties Corp.	49,038	550
* Navigators Group Inc.	8,926	549
Infinity Property & Casualty Corp.	8,531	546
AMERISAFE Inc.	13,891	543
* BofI Holding Inc.	7,356	535
First Commonwealth Financial Corp.	63,608	534
OFG Bancorp	34,884	523
First Merchants Corp.	25,813	522
* Greenlight Capital Re Ltd. Class A	16,027	519
CoreSite Realty Corp.	15,397	506
Sterling Bancorp	39,150	501
* Walter Investment Management Corp.	22,794	500
United Community Banks Inc.	30,317	499
Renasant Corp.	18,408	498
* Credit Acceptance Corp.	3,883	490
Wilshire Bancorp Inc.	52,916	488
TrustCo Bank Corp. NY	75,516	486
Alexander's Inc.	1,287	481
Select Income REIT	20,003	481
Anworth Mortgage Asset Corp.	100,383	481
RAIT Financial Trust	63,972	475
City Holding Co.	11,253	474
Southside Bancshares Inc.	14,064	468
Physicians Realty Trust	34,052	467
ViewPoint Financial Group Inc.	19,365	464
Gramercy Property Trust Inc.	79,300	457
Hanmi Financial Corp.	22,358	451
Oritani Financial Corp.	31,918	450
Universal Health Realty Income Trust	10,757	448
Chatham Lodging Trust	19,385	447
* Forestar Group Inc.	24,792	439
Employers Holdings Inc.	22,686	437
* Ladenburg Thalmann Financial Services Inc.	102,733	436
Saul Centers Inc.	9,308	435
Chemical Financial Corp.	15,952	429
FXCM Inc. Class A	26,899	426
Investors Real Estate Trust	55,242	425
* American Residential Properties Inc.	23,141	424
* KCG Holdings Inc. Class A	41,757	423
* Nationstar Mortgage Holdings Inc.	12,300	421
Independent Bank Corp.	11,788	421

National Bank Holdings Corp. Class A	21,975	420
Ameris Bancorp	19,124	420
* Synergy Resources Corp.	33,995	414
Lakeland Financial Corp.	11,037	414
* Investment Technology Group Inc.	26,214	413
Resource Capital Corp.	84,643	412
Winthrop Realty Trust	27,169	409
Aviv REIT Inc.	15,250	402
Terreno Realty Corp.	21,298	401
FBL Financial Group Inc. Class A	8,929	399
Rouse Properties Inc.	24,666	399
CyrusOne Inc.	16,527	397
Cohen & Steers Inc.	10,278	395
New York Mortgage Trust Inc.	53,818	389
United Financial Bancorp Inc.	30,405	386
RCS Capital Corp. Class A	17,103	385
Cardinal Financial Corp.	22,505	384
Western Asset Mortgage Capital Corp.	25,819	382
* World Acceptance Corp.	5,630	380
* First BanCorp	79,171	376
* Xoom Corp.	16,974	373
* PICO Holdings Inc.	18,624	372
Talmer Bancorp Inc. Class A	26,601	368
S&T Bancorp Inc.	15,525	364
Safety Insurance Group Inc.	6,722	362
United Fire Group Inc.	13,023	362
* Eagle Bancorp Inc.	11,335	361
AmREIT Inc.	15,683	360
Brookline Bancorp Inc.	41,790	357
Flushing Financial Corp.	19,219	351
Getty Realty Corp.	20,563	350
* Beneficial Mutual Bancorp Inc.	27,348	350
Community Trust Bancorp Inc.	10,390	349
* Green Dot Corp. Class A	16,370	346
Monmouth Real Estate Investment Corp.	34,116	345
* Metro Bancorp Inc.	14,160	343
Rexford Industrial Realty Inc.	24,681	342
Apollo Commercial Real Estate Finance Inc.	21,601	339
Simmons First National Corp. Class A	8,764	338
Banner Corp.	8,694	334
Hannon Armstrong Sustainable Infrastructure Capital Inc.	23,758	328
* Safeguard Scientifics Inc.	17,815	328
First Potomac Realty Trust	27,756	326
Southwest Bancorp Inc.	19,829	325
QTS Realty Trust Inc. Class A	10,708	325
Dime Community Bancshares Inc.	22,555	325
* MBIA Inc.	35,180	323
Apollo Residential Mortgage Inc.	20,724	320
* Ladder Capital Corp. Class A	16,662	315
Stewart Information Services Corp.	10,708	314
* TESARO Inc.	11,598	312
Northfield Bancorp Inc.	22,877	312
* NMI Holdings Inc. Class A	35,699	309
1st United Bancorp Inc.	35,785	305
BancFirst Corp.	4,860	304
ConnectOne Bancorp Inc.	15,716	299
Agree Realty Corp.	10,864	297

Dynex Capital Inc.	36,717	297
Cedar Realty Trust Inc.	50,229	296
* Marcus & Millichap Inc.	9,650	292
Trico Bancshares	12,906	292
1st Source Corp.	10,242	292
Excel Trust Inc.	24,769	292
WSFS Financial Corp.	4,038	289
Sandy Spring Bancorp Inc.	12,580	288
Berkshire Hills Bancorp Inc.	12,121	285
* NewStar Financial Inc.	25,210	283
State Bank Financial Corp.	17,249	280
* FBR & Co.	10,067	277
* Capital Bank Financial Corp.	11,536	275
National Western Life Insurance Co. Class A	1,114	275
One Liberty Properties Inc.	13,598	275
Lakeland Bancorp Inc.	28,032	274
Maiden Holdings Ltd.	24,537	272
* Bridge Capital Holdings	11,811	269
National General Holdings Corp.	15,900	269
Urstadt Biddle Properties Inc. Class A	13,096	266
Silver Bay Realty Trust Corp.	16,392	266
MainSource Financial Group Inc.	15,307	264
Campus Crest Communities Inc.	40,400	259
* eHealth Inc.	10,600	256
GAMCO Investors Inc.	3,601	255
ServisFirst Bancshares Inc.	8,800	253
Univest Corp. of Pennsylvania	13,499	253
Suffolk Bancorp	13,005	252
Bryn Mawr Bank Corp.	8,806	249
Consolidated-Tomoka Land Co.	4,991	245
AG Mortgage Investment Trust Inc.	13,585	242
First Financial Corp.	7,806	242
German American Bancorp Inc.	9,278	239
* Flagstar Bancorp Inc.	14,122	238
Republic Bancorp Inc. Class A	9,937	235
* Tejon Ranch Co.	8,322	233
Arlington Asset Investment Corp. Class A	9,100	231
Enterprise Financial Services Corp.	13,818	231
Heritage Commerce Corp.	27,958	230
Citizens & Northern Corp.	12,016	228
Tompkins Financial Corp.	5,120	226
* Preferred Bank	9,976	225
Washington Trust Bancorp Inc.	6,773	223
Universal Insurance Holdings Inc.	17,161	222
* CareTrust REIT Inc.	15,255	218
Ames National Corp.	9,754	218
Resource America Inc. Class A	23,235	216
* Meridian Bancorp Inc.	20,370	215
United Community Financial Corp.	45,906	215
* Bancorp Inc.	24,939	214
Ashford Hospitality Prime Inc.	13,965	213
Centerstate Banks Inc.	20,516	212
* Sun Bancorp Inc.	11,720	212
Independent Bank Group Inc.	4,427	210
Meadowbrook Insurance Group Inc.	35,761	209
* iStar Financial Inc.	15,417	208
First Bancorp	12,921	207

* Citizens Inc. Class A	31,923	206
Stock Yards Bancorp Inc.	6,823	205
First Community Bancshares Inc.	14,246	204
Towne Bank	14,752	200
Gladstone Commercial Corp.	11,598	197
* Walker & Dunlop Inc.	14,791	197
Peoples Bancorp Inc.	8,225	195
Pacific Continental Corp.	15,112	194
Bank Mutual Corp.	30,162	193
First Interstate BancSystem Inc.	7,225	192
Westwood Holdings Group Inc.	3,373	191
Westfield Financial Inc.	26,868	190
* Yadkin Financial Corp.	10,444	190
* MoneyGram International Inc.	15,085	189
MicroFinancial Inc.	23,228	187
GFI Group Inc.	34,500	187
CoBiz Financial Inc.	16,515	185
Seacoast Banking Corp. of Florida	16,785	183
Heritage Financial Corp.	11,575	183
Peoples Financial Services Corp.	3,941	181
Owens Realty Mortgage Inc.	12,718	181
* Global Indemnity plc	7,132	180
OmniAmerican Bancorp Inc.	6,883	179
* Tree.com Inc.	4,965	178
Marlin Business Services Corp.	9,689	178
National Bankshares Inc.	6,344	176
* Cowen Group Inc. Class A	46,762	175
* Essent Group Ltd.	8,186	175
* North Valley Bancorp	7,996	173
Central Pacific Financial Corp.	9,600	172
Armada Hoffler Properties Inc.	18,554	168
Guaranty Bancorp	12,389	167
Bank of Kentucky Financial Corp.	3,610	167
Sotherly Hotels Inc.	21,370	167
Independent Bank Corp.	13,954	166
HCI Group Inc.	4,600	166
OneBeacon Insurance Group Ltd. Class A	10,739	166
* CommunityOne Bancorp	18,671	165
BankFinancial Corp.	15,767	164
Trade Street Residential Inc.	22,921	164
Mercantile Bank Corp.	8,524	162
* First Security Group Inc.	81,942	162
BNC Bancorp	10,314	162
Arrow Financial Corp.	6,391	160
* SWS Group Inc.	23,235	160
Financial Institutions Inc.	7,107	160
* Customers Bancorp Inc.	8,881	160
* Naugatuck Valley Financial Corp.	20,361	159
Great Southern Bancorp Inc.	5,104	155
Hudson Valley Holding Corp.	8,526	155
Moelis & Co.	4,531	155
First Financial Northwest Inc.	15,135	155
California First National Bancorp	10,384	154
* Phoenix Cos. Inc.	2,736	153
Diamond Hill Investment Group Inc.	1,234	152
Independence Realty Trust Inc.	15,612	151
Bluerock Residential Growth REIT Inc.	11,410	148

Heartland Financial USA Inc.	6,154	147
Merchants Bancshares Inc.	5,163	146
Whitestone REIT	10,400	145
* Ezcorp Inc. Class A	14,538	144
* Hampton Roads Bankshares Inc.	93,380	143
* JG Wentworth Co.	11,499	142
* Tiptree Financial Inc. Class A	17,164	142
* First NBC Bank Holding Co.	4,325	142
Gain Capital Holdings Inc.	22,155	141
United Development Funding IV	7,119	141
* INTL. FCStone Inc.	8,101	140
* Farmers Capital Bank Corp.	6,208	140
Arbor Realty Trust Inc.	20,433	138
Enterprise Bancorp Inc.	7,286	137
Pzena Investment Management Inc. Class A	14,284	136
Banc of California Inc.	11,699	136
CNB Financial Corp.	8,629	135
Orchid Island Capital Inc.	10,200	135
* Performant Financial Corp.	16,500	133
State Auto Financial Corp.	6,441	132
ESSA Bancorp Inc.	11,543	130
Fidelity & Guaranty Life	6,100	130
ESB Financial Corp.	11,148	130
* NewBridge Bancorp	17,065	130
West Bancorporation Inc.	9,152	129
Peapack Gladstone Financial Corp.	7,136	125
First Bancorp Inc.	7,436	124
Cherry Hill Mortgage Investment Corp.	6,580	123
Waterstone Financial Inc.	10,594	122
Intervest Bancshares Corp. Class A	12,535	120
Macatawa Bank Corp.	24,842	119
Wheeler REIT Inc.	26,012	119
* MBT Financial Corp.	24,123	116
Northrim BanCorp Inc.	4,388	116
EMC Insurance Group Inc.	3,988	115
United Insurance Holdings Corp.	7,628	114
Camden National Corp.	3,245	114
CatchMark Timber Trust Inc. Class A	10,345	113
Oppenheimer Holdings Inc. Class A	5,519	112
UMH Properties Inc.	11,700	111
OceanFirst Financial Corp.	6,912	110
Horizon Bancorp	4,760	110
Preferred Apartment Communities Inc. Class A	13,165	110
* Imperial Holdings Inc.	16,584	107
* Pacific Premier Bancorp Inc.	7,424	104
Old Point Financial Corp.	6,842	104
* Blue Hills Bancorp Inc.	7,900	104
* BBX Capital Corp.	5,830	102
Penns Woods Bancorp Inc.	2,387	101
Ares Commercial Real Estate Corp.	8,600	101
CIFC Corp.	11,048	100
Heritage Oaks Bancorp	14,258	100
Pulaski Financial Corp.	8,623	99
Donegal Group Inc. Class A	6,422	99
First Busey Corp.	17,600	98
First Defiance Financial Corp.	3,612	98
Territorial Bancorp Inc.	4,784	97

Chemung Financial Corp.	3,453	97
Access National Corp.	5,974	97
* Consumer Portfolio Services Inc.	14,900	96
Five Oaks Investment Corp.	8,913	94
* Actinium Pharmaceuticals Inc.	13,861	93
Provident Financial Holdings Inc.	6,338	92
* BSB Bancorp Inc.	4,902	90
JAVELIN Mortgage Investment Corp.	7,500	90
Old Line Bancshares Inc.	5,764	89
Fox Chase Bancorp Inc.	5,447	89
Monarch Financial Holdings Inc.	7,045	88
Sierra Bancorp	5,207	87
Baylake Corp.	7,220	87
AmeriServ Financial Inc.	25,974	85
National Interstate Corp.	3,053	85
* Republic First Bancorp Inc.	21,759	85
^ Hennessy Advisors Inc.	4,200	84
RE/MAX Holdings Inc.	2,821	84
* Cascade Bancorp	16,588	84
* PennyMac Financial Services Inc. Class A	5,650	83
* Pacific Mercantile Bancorp	11,873	83
First Bancshares Inc.	5,700	83
Reis Inc.	3,475	82
* HomeTrust Bancshares Inc.	5,580	82
Summit State Bank	6,266	81
* First Bank	12,958	80
Silvercrest Asset Management Group Inc. Class A	5,759	78
Fidelity Southern Corp.	5,719	78
* TriState Capital Holdings Inc.	8,257	75
Baldwin & Lyons Inc.	2,995	74
* HMN Financial Inc.	5,600	74
American National Bankshares Inc.	3,239	74
Simplicity Bancorp Inc.	4,371	73
Federated National Holding Co.	2,600	73
Century Bancorp Inc. Class A	2,107	73
* Power REIT	7,088	73
Cape Bancorp Inc.	7,322	69
Premier Financial Bancorp Inc.	4,706	69
First of Long Island Corp.	1,978	68
First Connecticut Bancorp Inc.	4,669	68
Capital City Bank Group Inc.	4,949	67
Bridge Bancorp Inc.	2,802	66
MutualFirst Financial Inc.	2,926	66
Bank of Marin Bancorp	1,395	64
Charter Financial Corp.	5,978	64
Park Sterling Corp.	9,477	63
Atlantic American Corp.	15,700	63
NB&T Financial Group Inc.	2,100	62
* Home Bancorp Inc.	2,733	62
First Internet Bancorp	3,835	62
JMP Group Inc.	9,836	62
MidSouth Bancorp Inc.	3,241	61
Bank of Commerce Holdings	9,795	60
* Southern First Bancshares Inc.	4,300	60
* Regional Management Corp.	3,319	60
Investors Title Co.	812	59
* ASB Bancorp Inc.	2,902	58

2 Federal Agricultural Mortgage Corp.	1,811	58
Kansas City Life Insurance Co.	1,298	58
Clifton Bancorp Inc.	4,502	57
* Franklin Financial Corp.	3,011	56
First Marblehead Corp.	19,724	56
Independence Holding Co.	4,185	56
Ameriana Bancorp	3,378	50
Community Financial Corp.	2,300	50
* Westbury Bancorp Inc.	3,222	48
HomeStreet Inc.	2,800	48
HopFed Bancorp Inc.	4,115	47
Ellington Residential Mortgage REIT	2,900	47
* Southcoast Financial Corp.	6,567	47
* Polonia Bancorp Inc.	4,500	46
Manning & Napier Inc.	2,760	46
Northeast Community Bancorp Inc.	6,642	46
* AV Homes Inc.	3,128	46
Bar Harbor Bankshares	1,497	43
United Bancorp Inc.	5,233	42
* Eastern Virginia Bankshares Inc.	6,742	42
* Shore Bancshares Inc.	4,601	41
* Orrstown Financial Services Inc.	2,523	41
* First Acceptance Corp.	15,637	39
IF Bancorp Inc.	2,200	37
Peoples Federal Bancshares Inc.	1,800	36
First Savings Financial Group Inc.	1,413	35
LSB Financial Corp.	877	35
Community West Bancshares	5,700	34
Meta Financial Group Inc.	976	34
Cheviot Financial Corp.	2,571	33
Hingham Institution for Savings	378	31
* Asta Funding Inc.	3,563	29
Federal Agricultural Mortgage Corp. Class A	1,200	29
QCR Holdings Inc.	1,647	29
Bank of South Carolina Corp.	1,875	28
* First Capital Bancorp Inc.	6,000	27
SI Financial Group Inc.	2,146	24
* Fortegra Financial Corp.	2,256	22
Gladstone Land Corp.	1,800	22
* Square 1 Financial Inc. Class A	1,114	21
River Valley Bancorp	980	21
ZAIS Financial Corp.	1,200	21
* HealthEquity Inc.	1,074	20
Heritage Financial Group Inc.	955	19
* American River Bankshares	2,100	19
Salisbury Bancorp Inc.	698	19
Alliance Bancorp Inc. of Pennsylvania	1,100	17
United Community Bancorp	1,400	17
HMG/Courtland Properties Inc.	999	16
Stonegate Bank	600	15
* CU Bancorp	800	15
MidWestOne Financial Group Inc.	642	15
* Hemisphere Media Group Inc.	1,300	14
* Riverview Bancorp Inc.	3,447	14
Northeast Bancorp	1,451	13
* Kearny Financial Corp.	1,000	13
C&F Financial Corp.	395	13

* Royal Bancshares of Pennsylvania Inc.	7,937	13
Middleburg Financial Corp.	698	12
Calamos Asset Management Inc. Class A	1,000	11
* Atlanticus Holdings Corp.	5,758	11
* Transcontinental Realty Investors Inc.	1,046	10
* Hallmark Financial Services Inc.	830	9
* Maui Land & Pineapple Co. Inc.	1,499	9
* CMS Bancorp Inc.	600	8
* Internet Patents Corp.	2,500	8
Madison County Financial Inc.	368	7
Athens Bancshares Corp.	300	7
SB Financial Group Inc.	700	6
* Malvern Bancorp Inc.	500	6
Parke Bancorp Inc.	500	5
US Global Investors Inc. Class A	1,353	5
* Citizens First Corp.	400	5
WVS Financial Corp.	400	4
* Cordia Bancorp Inc.	1,200	4
* Carolina Bank Holdings Inc.	400	4
* Hamilton Bancorp Inc.	300	4
* QC Holdings Inc.	2,008	4
Life Partners Holdings Inc.	1,573	3
Citizens Community Bancorp Inc.	300	3
Bancorp of New Jersey Inc.	229	3
* Tejon Ranch Co. Warrants Exp. 08/31/2016	1,141	2
* Old Second Bancorp Inc.	300	1
Home Federal Bancorp Inc.	55	1
* Carolina Trust Bank	100	1
* Valley National Bancorp Warrants Exp. 6/30/2015	570	—
* Allen Organ Co. Escrow Shares	1,400	—
		2,548,897
Health Care (7.5%)
Johnson & Johnson	1,801,547	192,027
Pfizer Inc.	4,050,523	119,774
Merck & Co. Inc.	1,842,657	109,233
* Gilead Sciences Inc.	965,635	102,792
Amgen Inc.	485,239	68,157
AbbVie Inc.	966,410	55,820
Bristol-Myers Squibb Co.	1,057,245	54,110
UnitedHealth Group Inc.	620,625	53,529
* Biogen Idec Inc.	150,819	49,892
* Celgene Corp.	510,960	48,429
Eli Lilly & Co.	642,773	41,684
* Actavis plc	168,758	40,718
Abbott Laboratories	960,536	39,949
Medtronic Inc.	637,274	39,479
Allergan Inc.	196,517	35,017
* Express Scripts Holding Co.	476,143	33,630
Thermo Fisher Scientific Inc.	254,572	30,981
Baxter International Inc.	345,851	24,822
Covidien plc	274,195	23,721
WellPoint Inc.	175,179	20,955
* Alexion Pharmaceuticals Inc.	126,260	20,936
Aetna Inc.	226,550	18,351
* Regeneron Pharmaceuticals Inc.	47,313	17,057
* Vertex Pharmaceuticals Inc.	151,318	16,995
Stryker Corp.	193,475	15,623

Cigna Corp.	168,525	15,284
* HCA Holdings Inc.	207,172	14,610
* Illumina Inc.	89,024	14,593
Becton Dickinson and Co.	123,266	14,029
Humana Inc.	98,793	12,872
Perrigo Co. plc	81,126	12,184
Zoetis Inc.	321,360	11,874
St. Jude Medical Inc.	181,390	10,907
* Mylan Inc.	238,441	10,847
Zimmer Holdings Inc.	107,403	10,799
* Intuitive Surgical Inc.	23,001	10,622
* Boston Scientific Corp.	843,464	9,961
* DaVita HealthCare Partners Inc.	129,666	9,484
* Edwards Lifesciences Corp.	67,707	6,916
CR Bard Inc.	47,659	6,801
* BioMarin Pharmaceutical Inc.	93,140	6,721
* Endo International plc	98,060	6,701
* Mallinckrodt plc	72,662	6,550
* Henry Schein Inc.	54,260	6,320
Universal Health Services Inc. Class B	58,889	6,154
* Salix Pharmaceuticals Ltd.	38,671	6,042
* CareFusion Corp.	129,623	5,865
* Jazz Pharmaceuticals plc	35,964	5,774
* Hospira Inc.	107,769	5,607
Quest Diagnostics Inc.	91,853	5,574
* Laboratory Corp. of America Holdings	54,222	5,517
* Varian Medical Systems Inc.	66,121	5,298
* Waters Corp.	51,212	5,076
Cooper Cos. Inc.	30,834	4,802
* Incyte Corp.	96,105	4,714
* Medivation Inc.	46,619	4,609
ResMed Inc.	91,129	4,490
* Pharmacyclics Inc.	38,207	4,487
DENTSPLY International Inc.	91,916	4,191
* Alkermes plc	92,103	3,948
* Puma Biotechnology Inc.	16,303	3,889
* Community Health Systems Inc.	70,114	3,842
* IDEXX Laboratories Inc.	32,139	3,787
* Brookdale Senior Living Inc.	116,349	3,749
* Tenet Healthcare Corp.	63,057	3,745
* United Therapeutics Corp.	28,661	3,687
* Hologic Inc.	151,142	3,677
* MEDNAX Inc.	65,284	3,579
* Cubist Pharmaceuticals Inc.	48,072	3,189
* Alnylam Pharmaceuticals Inc.	39,038	3,049
* Isis Pharmaceuticals Inc.	75,289	2,923
* Centene Corp.	34,947	2,890
* Covance Inc.	36,721	2,890
* Envision Healthcare Holdings Inc.	82,004	2,844
* Sirona Dental Systems Inc.	36,771	2,820
Teleflex Inc.	26,627	2,797
* Team Health Holdings Inc.	45,278	2,626
* Quintiles Transnational Holdings Inc.	44,766	2,497
* Seattle Genetics Inc.	63,077	2,345
* Align Technology Inc.	44,515	2,301
* PAREXEL International Corp.	36,120	2,279
* Health Net Inc.	49,054	2,262

	Techne Corp.	23,874	2,233
	Patterson Cos. Inc.	53,069	2,199
*	Pacira Pharmaceuticals Inc.	21,491	2,083
	STERIS Corp.	38,237	2,063
*	LifePoint Hospitals Inc.	29,087	2,013
	HealthSouth Corp.	53,898	1,989
*	Alere Inc.	50,376	1,954
*	Cepheid	43,981	1,936
*	Intercept Pharmaceuticals Inc.	8,167	1,933
	West Pharmaceutical Services Inc.	43,032	1,926
*,^	Myriad Genetics Inc.	47,676	1,839
*	Charles River Laboratories International Inc.	30,700	1,834
*	DexCom Inc.	45,419	1,816
*	WellCare Health Plans Inc.	28,471	1,718
*	Akorn Inc.	47,227	1,713
*	NPS Pharmaceuticals Inc.	61,060	1,588
	Hill-Rom Holdings Inc.	37,981	1,574
*	Bio-Rad Laboratories Inc. Class A	13,020	1,476
*	Acadia Healthcare Co. Inc.	28,000	1,358
	Owens & Minor Inc.	41,065	1,344
*	Amsurg Corp.	26,241	1,313
*	Insulet Corp.	35,391	1,304
*	Avanir Pharmaceuticals Inc.	109,202	1,302
*	Air Methods Corp.	22,835	1,268
*	ACADIA Pharmaceuticals Inc.	50,603	1,253
	Healthcare Services Group Inc.	43,125	1,234
*	Bruker Corp.	65,290	1,209
*	Haemonetics Corp.	33,502	1,170
*,^	OPKO Health Inc.	132,960	1,131
*	Prestige Brands Holdings Inc.	33,779	1,093
*	HMS Holdings Corp.	57,712	1,088
*	Impax Laboratories Inc.	43,382	1,029
*	NuVasive Inc.	29,376	1,024
*	Exact Sciences Corp.	52,508	1,018
*	Ironwood Pharmaceuticals Inc. Class A	77,078	999
*	Thoratec Corp.	37,073	991
*	Nektar Therapeutics	81,203	980
*	Magellan Health Inc.	17,746	971
*	Auxilium Pharmaceuticals Inc.	31,559	942
*	Medicines Co.	41,567	928
*	Wright Medical Group Inc.	30,552	926
*	Synageva BioPharma Corp.	13,295	914
*	Acorda Therapeutics Inc.	26,691	904
*	Neogen Corp.	22,782	900
*,^	MannKind Corp.	147,718	873
	Theravance Inc.	50,126	857
*	Cyberonics Inc.	16,647	852
*	Dyax Corp.	82,856	838
*	Globus Medical Inc.	41,339	813
*	Keryx Biopharmaceuticals Inc.	58,617	806
*	HeartWare International Inc.	10,236	795
	Abaxis Inc.	15,312	776
*	Masimo Corp.	35,664	759
*	Celldex Therapeutics Inc.	57,147	741
*	Spectranetics Corp.	26,826	713
	CONMED Corp.	19,309	711
*	Agios Pharmaceuticals Inc.	11,546	708

* Molina Healthcare Inc.	16,456	696
* Lannett Co. Inc.	15,122	691
Select Medical Holdings Corp.	55,855	672
* Clovis Oncology Inc.	14,437	655
Kindred Healthcare Inc.	33,065	641
* Integra LifeSciences Holdings Corp.	12,862	638
* Omnicell Inc.	23,211	634
* Receptos Inc.	9,952	618
* Arena Pharmaceuticals Inc.	147,419	618
* Natus Medical Inc.	20,931	618
* ABIOMED Inc.	24,341	604
Cantel Medical Corp.	17,405	598
* Ligand Pharmaceuticals Inc.	12,619	593
* Depomed Inc.	38,861	590
* Halozyme Therapeutics Inc.	64,618	588
* Novavax Inc.	140,715	587
* ARIAD Pharmaceuticals Inc.	108,056	583
* Neurocrine Biosciences Inc.	37,100	581
* ImmunoGen Inc.	54,848	581
* Aegerion Pharmaceuticals Inc.	17,304	578
* Quidel Corp.	20,812	559
* Arrowhead Research Corp.	37,444	553
* Ultragenyx Pharmaceutical Inc.	9,715	550
* Achillion Pharmaceuticals Inc.	50,303	502
* ICU Medical Inc.	7,806	501
* Bio-Reference Laboratories Inc.	17,826	500
* Anacor Pharmaceuticals Inc.	20,413	499
* PTC Therapeutics Inc.	11,333	499
Analogic Corp.	7,680	491
* Merrimack Pharmaceuticals Inc.	55,189	485
* PharMerica Corp.	19,776	483
* Luminex Corp.	24,212	472
* Sangamo BioSciences Inc.	43,145	465
* Sarepta Therapeutics Inc.	21,929	463
Meridian Bioscience Inc.	25,645	454
* Fluidigm Corp.	18,432	452
* AMAG Pharmaceuticals Inc.	14,059	449
* Capital Senior Living Corp.	20,780	441
* BioDelivery Sciences International Inc.	25,600	437
* Chimerix Inc.	15,822	437
* Tornier NV	18,193	435
* Hanger Inc.	21,166	434
* Raptor Pharmaceutical Corp.	44,923	431
* NxStage Medical Inc.	32,746	430
* Endologix Inc.	39,016	414
* Catalent Inc.	16,160	404
* Horizon Pharma plc	32,868	404
* Portola Pharmaceuticals Inc.	15,625	395
* Momenta Pharmaceuticals Inc.	34,498	391
* IPC The Hospitalist Co. Inc.	8,690	389
* Healthways Inc.	23,879	383
* HealthStream Inc.	15,923	382
* Volcano Corp.	35,729	380
* Gentiva Health Services Inc.	22,578	379
* Intrexon Corp.	20,185	375
* Anika Therapeutics Inc.	10,041	368
* Accuray Inc.	50,696	368

*	Emergent Biosolutions Inc.	17,139	365
*	BioCryst Pharmaceuticals Inc.	37,323	365
*	Albany Molecular Research Inc.	16,457	363
*	Zeltiq Aesthetics Inc.	16,038	363
*	Cardiovascular Systems Inc.	15,233	360
*	MiMedx Group Inc.	50,165	358
*	Amicus Therapeutics Inc.	59,369	353
*	Amedisys Inc.	17,343	350
*	CorVel Corp.	10,154	346
*	Bluebird Bio Inc.	9,610	345
	US Physical Therapy Inc.	9,706	343
*,^	Inovio Pharmaceuticals Inc.	34,699	342
*	Orthofix International NV	10,970	340
*	Repligen Corp.	17,009	339
*	Ophthotech Corp.	8,689	338
	Ensign Group Inc.	9,570	333
*	Sagent Pharmaceuticals Inc.	10,655	331
*	Theravance Biopharma Inc.	14,321	330
*,^	Accelerate Diagnostics Inc.	15,320	329
*	Merit Medical Systems Inc.	27,628	328
*	KYTHERA Biopharmaceuticals Inc.	9,751	319
*	Spectrum Pharmaceuticals Inc.	37,874	308
*	Acceleron Pharma Inc.	10,170	308
*	SciClone Pharmaceuticals Inc.	44,279	305
*	Dynavax Technologies Corp.	207,775	297
*	Cynosure Inc. Class A	14,058	295
*	Progenics Pharmaceuticals Inc.	55,200	286
*,^	Omeros Corp.	22,370	285
*	Insys Therapeutics Inc.	7,221	280
	National Healthcare Corp.	4,971	276
*	Sequenom Inc.	92,513	275
*	Orexigen Therapeutics Inc.	63,675	271
*,^	Organovo Holdings Inc.	42,512	271
*	XenoPort Inc.	49,931	269
*	Pacific Biosciences of California Inc.	53,898	265
*	Infinity Pharmaceuticals Inc.	19,700	264
*	Insmed Inc.	19,914	260
*	TherapeuticsMD Inc.	55,857	259
*	BioScrip Inc.	37,477	259
*	OraSure Technologies Inc.	35,479	256
	PDL BioPharma Inc.	34,006	254
*	Vanda Pharmaceuticals Inc.	23,307	242
*	NewLink Genetics Corp.	11,204	240
*	Immunomedics Inc.	63,470	236
*	Rockwell Medical Inc.	25,199	230
*	Tetraphase Pharmaceuticals Inc.	11,400	227
*	Array BioPharma Inc.	63,660	227
*	XOMA Corp.	53,733	226
*	AngioDynamics Inc.	16,480	226
*	STAAR Surgical Co.	21,070	224
*	Genomic Health Inc.	7,851	222
	CryoLife Inc.	22,066	218
*	Triple-S Management Corp. Class B	10,944	218
*	Cerus Corp.	52,895	212
	Atrion Corp.	694	212
*	Karyopharm Therapeutics Inc.	6,011	210
*	RadNet Inc.	30,936	205

*	Affymetrix Inc.	25,242	201
*	Neuralstem Inc.	61,220	201
*	CTI BioPharma Corp.	80,832	196
*,^	Synergy Pharmaceuticals Inc.	69,435	193
*	Cempra Inc.	17,291	190
*	LHC Group Inc.	8,033	186
*,^	Peregrine Pharmaceuticals Inc.	136,113	185
*	Osiris Therapeutics Inc.	14,382	181
*	Harvard Bioscience Inc.	44,129	180
*	Epizyme Inc.	6,626	180
*	Relypsa Inc.	8,438	178
*	GenMark Diagnostics Inc.	19,800	178
*	Threshold Pharmaceuticals Inc.	48,500	175
*	MacroGenics Inc.	8,337	174
*	Pernix Therapeutics Holdings Inc.	22,376	172
*	Enzo Biochem Inc.	33,179	171
*	Hyperion Therapeutics Inc.	6,744	170
*	Sunesis Pharmaceuticals Inc.	23,100	165
*	Universal American Corp.	20,228	163
*	Medical Action Industries Inc.	11,756	162
*	ZIOPHARM Oncology Inc.	60,595	160
*,^	Foundation Medicine Inc.	8,362	159
*	Aerie Pharmaceuticals Inc.	7,588	157
*	Durect Corp.	102,232	150
*	RTI Surgical Inc.	31,405	150
*	TG Therapeutics Inc.	13,812	147
*	LDR Holding Corp.	4,484	140
*	Supernus Pharmaceuticals Inc.	16,038	139
*	Catalyst Pharmaceutical Partners Inc.	41,027	136
*	Corcept Therapeutics Inc.	49,898	134
*	AtriCure Inc.	8,867	131
*	NeoGenomics Inc.	24,938	130
*	Exactech Inc.	5,675	130
*	ANI Pharmaceuticals Inc.	4,569	129
*	Endocyte Inc.	20,435	124
*,^	Unilife Corp.	53,790	123
*	Enanta Pharmaceuticals Inc.	3,084	122
*	Pain Therapeutics Inc.	31,144	122
*	SurModics Inc.	6,580	119
*	VIVUS Inc.	29,833	115
	POZEN Inc.	15,678	115
*	BioTelemetry Inc.	16,900	113
*	BioSpecifics Technologies Corp.	3,192	113
*	Agenus Inc.	36,100	112
*,^	Navidea Biopharmaceuticals Inc.	83,988	111
*	Curis Inc.	78,137	110
*	Vical Inc.	95,327	107
*	NanoViricides Inc.	35,338	106
*	AcelRx Pharmaceuticals Inc.	18,922	104
*	Vascular Solutions Inc.	4,150	102
*	Surgical Care Affiliates Inc.	3,763	101
*	Verastem Inc.	11,804	101
*	MEI Pharma Inc.	14,568	101
*	pSivida Corp.	22,454	99
*	Akebia Therapeutics Inc.	4,366	97
*	Northwest Biotherapeutics Inc.	19,206	97
*	Rigel Pharmaceuticals Inc.	49,261	96

*	Biolase Inc.	38,372	96
*	IGI Laboratories Inc.	10,200	95
*	Derma Sciences Inc.	11,400	95
*	Alliance HealthCare Services Inc.	4,155	94
*	Symmetry Medical Inc.	9,305	94
*	Zogenix Inc.	80,925	93
	Psychemedics Corp.	6,475	92
*	Almost Family Inc.	3,364	91
*,^	Rexahn Pharmaceuticals Inc.	112,317	91
*	Alimera Sciences Inc.	15,622	85
*	Revance Therapeutics Inc.	4,325	84
*	BioTime Inc.	25,678	81
*	Regulus Therapeutics Inc.	11,469	78
*	Lexicon Pharmaceuticals Inc.	54,300	77
*,^	NeoStem Inc.	13,280	73
*	Bio-Path Holdings Inc.	36,365	73
*	Xencor Inc.	7,699	72
*	Hansen Medical Inc.	60,101	71
*,^	Mast Therapeutics Inc.	125,552	70
*	Auspex Pharmaceuticals Inc.	2,712	70
*	Five Prime Therapeutics Inc.	5,900	69
*	NanoString Technologies Inc.	6,079	66
*	Heron Therapeutics Inc.	7,800	65
*	ERBA Diagnostics Inc.	18,367	65
*	OncoMed Pharmaceuticals Inc.	3,352	63
*	Retrophin Inc.	6,980	63
*	Idera Pharmaceuticals Inc.	27,057	62
*	Cyclacel Pharmaceuticals Inc.	20,223	61
*	OvaScience Inc.	3,400	56
*	Athersys Inc.	40,358	56
*	EnteroMedics Inc.	43,082	53
*,^	Galena Biopharma Inc.	25,700	53
*	Mirati Therapeutics Inc.	2,900	51
*	Tandem Diabetes Care Inc.	3,700	50
*	Targacept Inc.	19,300	49
*	Apricus Biosciences Inc.	31,988	48
*	Addus HomeCare Corp.	2,300	45
*	Cumberland Pharmaceuticals Inc.	9,063	45
*	Discovery Laboratories Inc.	23,135	43
*,^	Cytori Therapeutics Inc.	61,634	42
*	Durata Therapeutics Inc.	3,200	41
*	Fibrocell Science Inc.	13,941	40
*	ImmunoCellular Therapeutics Ltd.	45,000	40
*	Cutera Inc.	3,963	40
*,^	IsoRay Inc.	22,900	39
*	Stereotaxis Inc.	16,212	38
*	Alder Biopharmaceuticals Inc.	2,956	37
*	Vermillion Inc.	20,667	37
*	Five Star Quality Care Inc.	9,634	36
*	Tonix Pharmaceuticals Holding Corp.	5,300	36
*	Applied Genetic Technologies Corp.	1,924	36
*	Hemispherx Biopharma Inc.	110,190	35
*	Inogen Inc.	1,680	35
*	Heska Corp.	2,600	34
	Utah Medical Products Inc.	630	31
*	Harvard Apparatus Regenerative Technology Inc.	3,750	30
*	Alphatec Holdings Inc.	17,842	30

* Cara Therapeutics Inc.	3,600	30
* Response Genetics Inc.	43,900	30
* Acura Pharmaceuticals Inc.	37,896	30
* Ambit Biosciences Corp.	1,900	29
* Synthetic Biologics Inc.	15,779	28
* Ocera Therapeutics Inc.	5,552	27
* Sucampo Pharmaceuticals Inc. Class A	4,106	27
* Skilled Healthcare Group Inc.	3,929	26
* Cardica Inc.	23,874	26
* Otonomy Inc.	1,063	26
Birner Dental Management Services Inc.	1,499	25
Daxor Corp.	3,969	25
* Wright Medical Group Inc. CVR Exp. 12/31/2049	11,147	25
* Kite Pharma Inc.	850	24
* Cellular Dynamics International Inc.	3,128	22
* Oncothyreon Inc.	11,280	22
* TrovaGene Inc.	4,491	21
* Achaogen Inc.	2,200	20
* Cel-Sci Corp.	21,336	19
* InfuSystems Holdings Inc.	5,850	18
* Sage Therapeutics Inc.	542	17
* Medgenics Inc.	3,150	16
* Adeptus Health Inc. Class A	640	16
* Ardelyx Inc.	1,079	15
* Vital Therapies Inc.	741	15
* Vision Sciences Inc.	15,510	15
* Cleveland Biolabs Inc.	30,867	14
* Bovie Medical Corp.	3,273	13
* Hooper Holmes Inc.	21,391	13
Digirad Corp.	3,306	13
* Genocea Biosciences Inc.	1,400	13
* Synta Pharmaceuticals Corp.	4,175	13
* Avalanche Biotechnologies Inc.	319	11
* Repros Therapeutics Inc.	1,081	11
* Novabay Pharmaceuticals Inc.	11,900	10
* ZS Pharma Inc.	242	9
* Synergetics USA Inc.	2,643	9
* BG Medicine Inc.	15,272	8
* Bioanalytical Systems Inc.	3,300	8
* Veracyte Inc.	803	8
* Dendreon Corp.	5,400	8
* BSD Medical Corp.	12,439	7
* Concert Pharmaceuticals Inc.	550	7
* Versartis Inc.	333	6
* Omthera Pharmaceuticals Inc. CVR	9,400	6
* CytRx Corp.	2,116	5
* Ocular Therapeutix Inc.	320	5
* NuPathe Inc. CVR	6,287	4
* Dicerna Pharmaceuticals Inc.	221	3
* OncoGenex Pharmaceutical Inc.	1	—
		1,751,765
Industrials (7.4%)
General Electric Co.	6,409,546	164,213
Union Pacific Corp.	573,263	62,153
United Technologies Corp.	555,654	58,677
3M Co.	413,903	58,642
Boeing Co.	414,259	52,768

United Parcel Service Inc. Class B	450,513	44,281
Honeywell International Inc.	474,672	44,201
Caterpillar Inc.	401,094	39,720
Accenture plc Class A	403,197	32,788
Lockheed Martin Corp.	172,329	31,498
Danaher Corp.	379,363	28,824
Emerson Electric Co.	445,827	27,900
FedEx Corp.	172,359	27,827
Automatic Data Processing Inc.	307,564	25,552
General Dynamics Corp.	181,490	23,066
Norfolk Southern Corp.	197,550	22,047
Precision Castparts Corp.	91,640	21,708
CSX Corp.	641,107	20,554
Raytheon Co.	198,452	20,167
Eaton Corp. plc	304,199	19,277
Deere & Co.	232,118	19,031
Illinois Tool Works Inc.	223,994	18,910
Northrop Grumman Corp.	119,540	15,751
Cummins Inc.	111,626	14,732
TE Connectivity Ltd.	260,834	14,422
* LinkedIn Corp. Class A	68,172	14,165
Waste Management Inc.	281,973	13,402
PACCAR Inc.	226,353	12,874
Tyco International Ltd.	283,281	12,626
Agilent Technologies Inc.	212,611	12,115
Sherwin-Williams Co.	53,078	11,624
Parker-Hannifin Corp.	95,078	10,853
Fidelity National Information Services Inc.	182,339	10,266
* Fiserv Inc.	158,596	10,251
Amphenol Corp. Class A	100,639	10,050
WW Grainger Inc.	39,295	9,889
Rockwell Automation Inc.	88,049	9,675
Ingersoll-Rand plc	170,852	9,629
Roper Industries Inc.	63,636	9,309
Xerox Corp.	699,784	9,258
Paychex Inc.	208,198	9,202
Dover Corp.	106,378	8,545
Kansas City Southern	70,424	8,535
* Alliance Data Systems Corp.	33,673	8,360
Pentair plc	122,998	8,055
AMETEK Inc.	157,300	7,898
Fastenal Co.	170,068	7,636
* United Rentals Inc.	61,990	6,887
Rockwell Collins Inc.	86,511	6,791
* FleetCor Technologies Inc.	47,479	6,748
Fluor Corp.	100,613	6,720
* Stericycle Inc.	54,043	6,299
CH Robinson Worldwide Inc.	94,040	6,237
Republic Services Inc. Class A	159,091	6,208
Flowserve Corp.	87,578	6,176
TransDigm Group Inc.	31,961	5,891
L-3 Communications Holdings Inc.	49,439	5,879
Pall Corp.	70,083	5,866
* Verisk Analytics Inc. Class A	95,125	5,792
Textron Inc.	160,797	5,787
* B/E Aerospace Inc.	68,014	5,709
Ball Corp.	88,950	5,628

Masco Corp.	227,574	5,444
Martin Marietta Materials Inc.	40,586	5,233
* Trimble Navigation Ltd.	166,473	5,077
Vulcan Materials Co.	83,561	5,033
* Quanta Services Inc.	135,795	4,928
* Mettler-Toledo International Inc.	18,777	4,809
Expeditors International of Washington Inc.	118,412	4,805
* Sensata Technologies Holding NV	107,475	4,786
Wabtec Corp.	58,471	4,739
Trinity Industries Inc.	99,066	4,628
Sealed Air Corp.	128,667	4,488
Towers Watson & Co. Class A	44,991	4,477
Cintas Corp.	63,196	4,461
JB Hunt Transport Services Inc.	59,831	4,430
MeadWestvaco Corp.	107,579	4,404
Rock-Tenn Co. Class A	91,590	4,358
Xylem Inc.	118,244	4,196
Fortune Brands Home & Security Inc.	101,225	4,161
Robert Half International Inc.	83,159	4,075
Hubbell Inc. Class B	33,719	4,064
Packaging Corp. of America	62,722	4,003
* Flextronics International Ltd.	384,537	3,968
Chicago Bridge & Iron Co. NV	68,542	3,965
ADT Corp.	111,197	3,943
* Crown Holdings Inc.	88,335	3,933
* Jacobs Engineering Group Inc.	80,182	3,914
* Kirby Corp.	32,910	3,878
Valspar Corp.	48,003	3,792
IDEX Corp.	51,902	3,756
Donaldson Co. Inc.	92,381	3,753
Avnet Inc.	89,191	3,701
Waste Connections Inc.	76,160	3,695
Iron Mountain Inc.	111,067	3,626
Manpowergroup Inc.	51,185	3,588
Lincoln Electric Holdings Inc.	50,724	3,507
* Arrow Electronics Inc.	63,219	3,499
Joy Global Inc.	64,124	3,497
* Spirit AeroSystems Holdings Inc. Class A	89,553	3,408
Total System Services Inc.	109,817	3,400
MDU Resources Group Inc.	119,489	3,323
Carlisle Cos. Inc.	41,301	3,320
Huntington Ingalls Industries Inc.	31,671	3,300
Acuity Brands Inc.	27,486	3,235
Broadridge Financial Solutions Inc.	77,599	3,230
* Genesee & Wyoming Inc. Class A	33,755	3,217
PerkinElmer Inc.	72,058	3,142
* Old Dominion Freight Line Inc.	43,964	3,106
Eagle Materials Inc.	30,414	3,097
Ryder System Inc.	34,266	3,083
Global Payments Inc.	43,506	3,040
Allison Transmission Holdings Inc.	106,626	3,038
* CoStar Group Inc.	19,241	2,993
Jack Henry & Associates Inc.	52,677	2,932
* Colfax Corp.	51,297	2,922
Allegion plc	61,158	2,914
* Vantiv Inc. Class A	92,998	2,874
FLIR Systems Inc.	90,422	2,834

Graco Inc.	38,419	2,804
* WEX Inc.	25,336	2,795
* Owens-Illinois Inc.	105,682	2,753
Nordson Corp.	35,570	2,706
MSC Industrial Direct Co. Inc. Class A	31,031	2,652
ITT Corp.	58,807	2,643
Alliant Techsystems Inc.	20,623	2,632
Sonoco Products Co.	66,332	2,606
* Graphic Packaging Holding Co.	208,224	2,588
URS Corp.	44,197	2,546
Bemis Co. Inc.	64,380	2,448
* Hexcel Corp.	61,578	2,445
AGCO Corp.	53,693	2,441
Oshkosh Corp.	54,421	2,403
AptarGroup Inc.	39,542	2,400
Jabil Circuit Inc.	118,352	2,387
AO Smith Corp.	49,957	2,362
SPX Corp.	24,737	2,324
* Zebra Technologies Corp.	32,189	2,284
* USG Corp.	83,086	2,284
Timken Co.	53,674	2,275
Owens Corning	71,309	2,264
* WESCO International Inc.	28,599	2,238
Triumph Group Inc.	34,070	2,216
Terex Corp.	68,514	2,177
Lennox International Inc.	28,184	2,167
* Cognex Corp.	53,674	2,161
Landstar System Inc.	29,643	2,140
Toro Co.	35,800	2,120
Kennametal Inc.	51,197	2,115
RR Donnelley & Sons Co.	128,188	2,110
FEI Co.	27,126	2,046
CLARCOR Inc.	32,430	2,046
* HD Supply Holdings Inc.	75,000	2,045
* AECOM Technology Corp.	60,496	2,042
Exelis Inc.	123,098	2,036
* Esterline Technologies Corp.	18,294	2,036
Valmont Industries Inc.	15,073	2,034
* Teledyne Technologies Inc.	21,587	2,029
Manitowoc Co. Inc.	86,191	2,021
Foster Wheeler AG	63,635	2,012
Air Lease Corp. Class A	61,739	2,007
National Instruments Corp.	64,822	2,005
Babcock & Wilcox Co.	71,824	1,989
Crane Co.	30,113	1,903
Curtiss-Wright Corp.	27,661	1,823
EnerSys	30,895	1,812
Deluxe Corp.	32,754	1,807
Belden Inc.	28,154	1,802
Woodward Inc.	37,682	1,794
* Berry Plastics Group Inc.	71,060	1,794
* Generac Holdings Inc.	44,146	1,790
KBR Inc.	95,033	1,789
* Clean Harbors Inc.	33,184	1,789
Regal-Beloit Corp.	27,719	1,781
World Fuel Services Corp.	44,460	1,775
Con-way Inc.	37,025	1,759

GATX Corp.	29,746	1,736
* Moog Inc. Class A	25,138	1,719
MAXIMUS Inc.	42,242	1,695
EMCOR Group Inc.	41,320	1,651
* Armstrong World Industries Inc.	28,696	1,607
Covanta Holding Corp.	72,304	1,534
Anixter International Inc.	17,998	1,527
* IPG Photonics Corp.	21,800	1,499
* Euronet Worldwide Inc.	31,084	1,486
* CoreLogic Inc.	54,136	1,465
* Knowles Corp.	55,182	1,462
* Genpact Ltd.	89,363	1,458
HEICO Corp. Class A	35,597	1,435
Watsco Inc.	16,633	1,433
* DigitalGlobe Inc.	48,757	1,390
Silgan Holdings Inc.	28,727	1,350
TimkenSteel Corp.	29,037	1,350
Corporate Executive Board Co.	21,767	1,308
Actuant Corp. Class A	42,279	1,290
* Rexnord Corp.	45,200	1,286
* XPO Logistics Inc.	33,478	1,261
Vishay Intertechnology Inc.	88,038	1,258
Littelfuse Inc.	14,706	1,253
* Louisiana-Pacific Corp.	91,531	1,244
* MasTec Inc.	40,183	1,230
* MWI Veterinary Supply Inc.	7,996	1,187
Greenbrier Cos. Inc.	15,781	1,158
Applied Industrial Technologies Inc.	24,978	1,140
* Navistar International Corp.	34,344	1,130
* Swift Transportation Co.	53,638	1,125
Harsco Corp.	52,515	1,124
Knight Transportation Inc.	40,467	1,108
* Orbital Sciences Corp.	39,790	1,106
Heartland Payment Systems Inc.	23,058	1,100
* Advisory Board Co.	23,492	1,095
* Vistaprint NV	19,607	1,074
Booz Allen Hamilton Holding Corp. Class A	45,788	1,071
Convergys Corp.	59,536	1,061
Tetra Tech Inc.	41,789	1,044
Watts Water Technologies Inc. Class A	17,869	1,041
* Cardtronics Inc.	29,387	1,034
Mueller Industries Inc.	36,184	1,033
MSA Safety Inc.	20,576	1,016
Mobile Mini Inc.	28,640	1,002
* NeuStar Inc. Class A	40,159	997
* Coherent Inc.	16,135	990
United Stationers Inc.	26,249	986
Forward Air Corp.	21,446	961
* Proto Labs Inc.	13,900	959
* Itron Inc.	24,267	954
Barnes Group Inc.	31,135	945
* Hub Group Inc. Class A	23,173	939
* Huron Consulting Group Inc.	15,371	937
* WageWorks Inc.	20,400	929
* PHH Corp.	41,473	927
Franklin Electric Co. Inc.	26,429	918
* FTI Consulting Inc.	26,245	918

TAL International Group Inc.	22,239	917
EVERTEC Inc.	41,040	917
UniFirst Corp.	9,378	906
ABM Industries Inc.	34,443	885
* Veeco Instruments Inc.	25,310	885
* Masonite International Corp.	15,592	863
RBC Bearings Inc.	15,095	856
* Universal Display Corp.	26,222	856
Heartland Express Inc.	35,713	856
* On Assignment Inc.	31,716	852
H&E Equipment Services Inc.	21,004	846
Mueller Water Products Inc. Class A	102,158	846
* Plexus Corp.	22,723	839
* EnPro Industries Inc.	13,822	837
Apogee Enterprises Inc.	20,876	831
* Outerwall Inc.	14,754	828
Simpson Manufacturing Co. Inc.	27,205	793
* Benchmark Electronics Inc.	35,435	787
* OSI Systems Inc.	12,359	785
* Saia Inc.	15,607	773
Greif Inc. Class A	17,332	759
Brink's Co.	31,582	759
Methode Electronics Inc.	20,236	746
* TrueBlue Inc.	28,829	728
Werner Enterprises Inc.	28,843	727
* Greatbatch Inc.	16,856	718
Otter Tail Corp.	26,827	715
Tennant Co.	10,572	709
Granite Construction Inc.	22,288	709
* ExamWorks Group Inc.	21,491	704
Matson Inc.	28,040	702
* Measurement Specialties Inc.	8,193	701
* Trex Co. Inc.	20,068	694
* Sanmina Corp.	33,176	692
* TriMas Corp.	27,962	680
* Korn/Ferry International	27,192	677
* Wesco Aircraft Holdings Inc.	38,593	672
* Meritor Inc.	61,540	668
Standex International Corp.	8,993	667
Brady Corp. Class A	29,469	661
* Rogers Corp.	12,000	657
* UTi Worldwide Inc.	61,452	653
CIRCOR International Inc.	9,689	652
Aircastle Ltd.	39,202	641
AAR Corp.	26,216	633
ArcBest Corp.	16,782	626
* GenCorp Inc.	39,023	623
* Boise Cascade Co.	20,637	622
Kaman Corp.	15,791	621
* Wabash National Corp.	46,574	620
MTS Systems Corp.	8,988	614
Sturm Ruger & Co. Inc.	12,587	613
ESCO Technologies Inc.	17,180	598
* Headwaters Inc.	47,158	591
* LifeLock Inc.	40,914	585
AZZ Inc.	13,992	584
* Atlas Air Worldwide Holdings Inc.	17,670	583

* Aegion Corp. Class A	25,897	576
* Tutor Perini Corp.	21,411	565
* Sykes Enterprises Inc.	27,649	552
G&K Services Inc. Class A	9,963	552
Federal Signal Corp.	41,647	551
Raven Industries Inc.	22,435	547
Albany International Corp.	15,959	543
US Ecology Inc.	11,545	540
Altra Industrial Motion Corp.	18,488	539
Lindsay Corp.	7,147	534
Universal Forest Products Inc.	12,347	527
* FARO Technologies Inc.	10,277	522
AAON Inc.	30,621	521
Primoris Services Corp.	19,354	519
* Taser International Inc.	33,165	512
Exponent Inc.	7,175	509
Cubic Corp.	10,615	497
* DXP Enterprises Inc.	6,657	491
Encore Wire Corp.	13,150	488
McGrath RentCorp	13,927	476
General Cable Corp.	30,741	464
John Bean Technologies Corp.	16,323	459
Sun Hydraulics Corp.	12,172	458
AVX Corp.	34,043	452
Resources Connection Inc.	31,933	445
Insperity Inc.	16,204	443
* Astronics Corp.	9,155	437
Badger Meter Inc.	8,607	434
* Rofin-Sinar Technologies Inc.	18,325	423
Quanex Building Products Corp.	23,333	422
* II-VI Inc.	35,112	413
* Team Inc.	10,652	404
CTS Corp.	25,355	403
* Navigant Consulting Inc.	28,877	402
* NCI Building Systems Inc.	20,628	400
Griffon Corp.	35,054	399
Kforce Inc.	20,244	396
* ExlService Holdings Inc.	16,207	396
Gorman-Rupp Co.	13,137	395
American Railcar Industries Inc.	5,336	394
Astec Industries Inc.	10,710	391
* AMN Healthcare Services Inc.	24,806	389
Kadant Inc.	9,937	388
* MYR Group Inc.	15,966	384
ManTech International Corp. Class A	14,170	382
* TriNet Group Inc.	14,799	381
* TeleTech Holdings Inc.	15,473	380
* Rentrak Corp.	6,203	378
* Imperva Inc.	13,032	374
Textainer Group Holdings Ltd.	11,800	367
Materion Corp.	11,837	363
* Taminco Corp.	13,896	363
Schnitzer Steel Industries Inc.	15,012	361
* Thermon Group Holdings Inc.	14,620	357
* Lydall Inc.	13,206	357
* Checkpoint Systems Inc.	29,143	356
* Smith & Wesson Holding Corp.	37,397	353

*	ICF International Inc.	11,385	351
*	Roadrunner Transportation Systems Inc.	14,952	341
	Myers Industries Inc.	19,177	338
*	Engility Holdings Inc.	10,820	337
	Celadon Group Inc.	17,274	336
*	YRC Worldwide Inc.	16,368	333
	Park-Ohio Holdings Corp.	6,929	332
	American Science & Engineering Inc.	5,972	331
	Comfort Systems USA Inc.	23,968	325
	Kimball International Inc. Class B	21,521	324
	Acacia Research Corp.	20,264	314
	Multi-Color Corp.	6,875	313
*	ARC Document Solutions Inc.	37,972	308
	Columbus McKinnon Corp.	13,843	304
*	EnerNOC Inc.	17,929	304
*,^	GP Strategies Corp.	10,513	302
	Ennis Inc.	22,684	299
*	Great Lakes Dredge & Dock Corp.	47,994	297
*	RPX Corp.	21,431	294
*	Newport Corp.	16,600	294
*	Nortek Inc.	3,871	288
*	PGT Inc.	30,704	286
	Hyster-Yale Materials Handling Inc.	3,952	283
	Black Box Corp.	12,100	282
	LB Foster Co. Class A	6,035	277
	Viad Corp.	13,356	276
*	Dice Holdings Inc.	32,822	275
*	CBIZ Inc.	34,285	270
*	Aerovironment Inc.	8,950	269
*	Advanced Emissions Solutions Inc.	12,520	266
*	TTM Technologies Inc.	38,752	264
	Daktronics Inc.	21,381	263
*	Era Group Inc.	12,077	263
*	American Woodmark Corp.	7,124	263
	Insteel Industries Inc.	12,734	262
	NN Inc.	9,782	261
	Alamo Group Inc.	6,371	261
*	Ambarella Inc.	5,843	255
*	Global Cash Access Holdings Inc.	37,664	254
	Kelly Services Inc. Class A	15,756	247
*	Landec Corp.	19,722	242
	Quad/Graphics Inc.	12,433	239
	Graham Corp.	8,237	237
	Park Electrochemical Corp.	9,837	232
	Marten Transport Ltd.	12,984	231
*	Patrick Industries Inc.	5,418	230
*	Continental Building Products Inc.	15,644	228
*	Bazaarvoice Inc.	30,457	225
*	Capstone Turbine Corp.	209,910	225
	Cass Information Systems Inc.	5,399	224
*	Pike Corp.	18,717	223
*	Power Solutions International Inc.	3,202	221
*	Builders FirstSource Inc.	40,184	219
*	Fabrinet	14,701	215
*	Air Transport Services Group Inc.	29,058	212
	Landauer Inc.	6,399	211
	FreightCar America Inc.	6,296	210

Electro Rent Corp.	14,869	205
* Cross Country Healthcare Inc.	21,647	201
VSE Corp.	4,096	201
Argan Inc.	5,965	199
* Mistras Group Inc.	9,486	194
* Ducommun Inc.	6,959	191
* InnerWorkings Inc.	23,576	191
* Lionbridge Technologies Inc.	42,174	190
Powell Industries Inc.	4,576	187
* Furmanite Corp.	27,595	187
* Gibraltar Industries Inc.	13,317	182
Barrett Business Services Inc.	4,474	177
* M/A-COM Technology Solutions Holdings Inc.	7,801	170
Douglas Dynamics Inc.	8,604	168
Twin Disc Inc.	6,195	167
Ceco Environmental Corp.	12,444	167
* PAM Transportation Services Inc.	4,524	164
* Echo Global Logistics Inc.	6,855	161
* Maxwell Technologies Inc.	18,497	161
* Stock Building Supply Holdings Inc.	10,190	160
CDI Corp.	11,000	160
Houston Wire & Cable Co.	13,216	158
* Monster Worldwide Inc.	28,100	155
* Vicor Corp.	16,344	154
* UFP Technologies Inc.	6,907	152
Allied Motion Technologies Inc.	10,545	150
* Covenant Transportation Group Inc. Class A	8,013	149
* SL Industries Inc.	3,000	146
* NVE Corp.	2,268	146
* Xerium Technologies Inc.	10,010	146
* USA Truck Inc.	8,261	145
* PowerSecure International Inc.	15,022	144
Miller Industries Inc.	8,444	143
* Willis Lease Finance Corp.	6,897	142
* Northwest Pipe Co.	4,138	141
* Cenveo Inc.	57,102	141
* Huttig Building Products Inc.	36,478	135
* CAI International Inc.	6,958	135
* Vectrus Inc.	6,838	134
* Nuverra Environmental Solutions Inc.	8,973	132
* AM Castle & Co.	14,779	126
* CRA International Inc.	4,914	125
* Kratos Defense & Security Solutions Inc.	18,934	124
NACCO Industries Inc. Class A	2,423	121
* Ply Gem Holdings Inc.	10,864	118
* Transcat Inc.	12,510	115
* BlueLinx Holdings Inc.	87,277	114
* Commercial Vehicle Group Inc.	18,459	114
* Hill International Inc.	27,630	111
Heidrick & Struggles International Inc.	5,360	110
* Vishay Precision Group Inc.	7,362	110
* Quality Distribution Inc.	8,481	108
Universal Truckload Services Inc.	4,425	107
Global Power Equipment Group Inc.	7,182	107
* GSI Group Inc.	9,303	107
Dynamic Materials Corp.	5,484	104
* General Finance Corp.	11,595	103

*	Energy Recovery Inc.	28,699	102
*	Kemet Corp.	24,000	99
*	Research Frontiers Inc.	16,958	98
*	TRC Cos. Inc.	14,885	97
*	Paylocity Holding Corp.	4,847	95
*	Casella Waste Systems Inc. Class A	24,516	94
*	Lawson Products Inc.	4,228	94
*	Astronics Corp. Class B	1,831	87
	Hurco Cos. Inc.	2,292	86
	Crawford & Co. Class B	10,423	86
	Spartan Motors Inc.	18,288	85
	Mesa Laboratories Inc.	1,476	85
*	AEP Industries Inc.	2,200	83
*	Broadwind Energy Inc.	11,048	83
*	Orion Marine Group Inc.	8,211	82
*	Onvia Inc.	18,400	81
	Global Brass & Copper Holdings Inc.	5,500	81
	Omega Flex Inc.	4,103	80
*	Multi-Fineline Electronix Inc.	8,531	80
*	Layne Christensen Co.	7,708	75
*	Fuel Tech Inc.	17,544	75
*,^	Document Security Systems Inc.	85,930	73
*	Erickson Inc.	5,548	72
*	Intevac Inc.	10,787	72
*	LMI Aerospace Inc.	5,487	70
*	Orion Energy Systems Inc.	13,048	70
*	Heritage-Crystal Clean Inc.	4,692	70
*	Planet Payment Inc.	35,142	69
*	US Concrete Inc.	2,600	68
*	Key Technology Inc.	5,155	68
	International Shipholding Corp.	3,746	67
*	Norcraft Cos. Inc.	4,200	67
*	Breeze-Eastern Corp.	6,398	66
*	Echelon Corp.	32,023	65
*	American Superconductor Corp.	46,296	65
	Electro Scientific Industries Inc.	9,583	65
*	Ameresco Inc. Class A	9,442	65
*	Franklin Covey Co.	3,286	64
*	Hudson Global Inc.	16,731	63
*	Newtek Business Services Inc.	22,635	62
*	Patriot Transportation Holding Inc.	1,824	62
	LSI Industries Inc.	10,179	62
*	Sparton Corp.	2,504	62
	Supreme Industries Inc. Class A	7,400	58
*	Rand Logistics Inc.	10,069	57
*	Odyssey Marine Exploration Inc.	61,986	56
*	Metalico Inc.	50,676	56
	Bel Fuse Inc. Class B	2,233	55
*	Control4 Corp.	4,264	55
*	CUI Global Inc.	7,433	54
*	Advanced Drainage Systems Inc.	2,510	53
*	Perma-Fix Environmental Services	13,526	52
*	PRGX Global Inc.	8,704	51
*,^	Revolution Lighting Technologies Inc.	29,963	50
	Universal Technical Institute Inc.	4,800	45
*	Aspen Aerogels Inc.	4,300	43
*	National Research Corp. Class A	3,281	43

*	Vertex Energy Inc.	6,100	42
*	Sterling Construction Co. Inc.	5,500	42
*	Integrated Electrical Services Inc.	4,583	38
*	American DG Energy Inc.	32,828	38
	Richardson Electronics Ltd.	3,681	37
*	Ultralife Corp.	10,524	34
*	Tecumseh Products Co. Class A	7,905	34
*	Installed Building Products Inc.	2,409	34
*	Arotech Corp.	10,400	34
*	ModusLink Global Solutions Inc.	8,813	31
*	Asure Software Inc.	6,100	31
*	Information Services Group Inc.	8,116	31
*	Magnetek Inc.	948	30
*	Air T Inc.	2,182	29
*	Accuride Corp.	7,300	28
*	UQM Technologies Inc.	18,381	26
*	Frequency Electronics Inc.	2,277	24
*	StarTek Inc.	3,100	24
	United States Lime & Minerals Inc.	399	23
*	Continental Materials Corp.	1,477	23
*	Coast Distribution System Inc.	5,900	19
	SIFCO Industries Inc.	600	18
*	CPI Aerostructures Inc.	1,800	18
*	Manitex International Inc.	1,500	17
*	National Research Corp. Class B	413	15
*	Wireless Telecom Group Inc.	5,909	14
*	IEC Electronics Corp.	2,900	13
	Crawford & Co. Class A	1,640	13
	Hardinge Inc.	1,155	13
*	Sharps Compliance Corp.	2,564	11
*	AMREP Corp.	2,300	11
*	NAPCO Security Technologies Inc.	2,048	10
	Sypris Solutions Inc.	2,100	7
*	CyberOptics Corp.	593	7
*	Sutron Corp.	1,300	7
	Chicago Rivet & Machine Co.	200	6
*	Taylor Devices Inc.	600	6
*	Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2016	53,188	6
*	eMagin Corp.	2,056	5
*	BTU International Inc.	1,419	5
*	Cartesian Inc.	1,123	4
	Eastern Co.	156	3
	Ecology and Environment Inc.	200	2
*	Mattersight Corp.	191	1
*	Iteris Inc.	200	—
			1,733,548
Oil & Gas (5.3%)
	Exxon Mobil Corp.	2,724,284	256,219
	Chevron Corp.	1,213,031	144,739
	Schlumberger Ltd.	828,117	84,211
	ConocoPhillips	785,440	60,102
	Occidental Petroleum Corp.	498,004	47,883
	EOG Resources Inc.	349,718	34,629
	Halliburton Co.	516,146	33,297
	Anadarko Petroleum Corp.	323,228	32,788
	Phillips 66	357,048	29,032
	Williams Cos. Inc.	429,642	23,781

	Apache Corp.	244,294	22,932
	National Oilwell Varco Inc.	274,817	20,914
	Baker Hughes Inc.	277,742	18,070
	Pioneer Natural Resources Co.	91,113	17,947
	Devon Energy Corp.	247,024	16,842
	Hess Corp.	176,935	16,689
	Kinder Morgan Inc.	427,648	16,396
	Marathon Oil Corp.	431,340	16,214
	Noble Energy Inc.	230,015	15,724
	Valero Energy Corp.	337,269	15,605
	Marathon Petroleum Corp.	180,953	15,321
*	Cheniere Energy Inc.	136,938	10,959
*	Weatherford International plc	442,487	9,204
*	Concho Resources Inc.	72,158	9,048
	EQT Corp.	96,742	8,856
	Cabot Oil & Gas Corp.	269,438	8,808
	Chesapeake Energy Corp.	382,238	8,788
*	Cameron International Corp.	130,481	8,661
*	FMC Technologies Inc.	150,036	8,148
*	Southwestern Energy Co.	225,822	7,892
	Cimarex Energy Co.	55,426	7,013
	Range Resources Corp.	102,345	6,940
	Helmerich & Payne Inc.	65,566	6,417
	Murphy Oil Corp.	108,498	6,175
	Ensco plc Class A	149,079	6,158
*	Whiting Petroleum Corp.	76,797	5,956
	HollyFrontier Corp.	127,380	5,564
	Tesoro Corp.	81,955	4,998
	OGE Energy Corp.	127,164	4,719
	Oceaneering International Inc.	70,228	4,577
	Core Laboratories NV	28,508	4,172
	Nabors Industries Ltd.	179,395	4,083
*	Continental Resources Inc.	60,282	4,008
*	Dresser-Rand Group Inc.	48,518	3,991
	Noble Corp. plc	166,892	3,708
	Energen Corp.	47,181	3,408
	Targa Resources Corp.	24,844	3,383
	Denbury Resources Inc.	225,063	3,383
	SM Energy Co.	43,283	3,376
*	Newfield Exploration Co.	88,605	3,285
	Superior Energy Services Inc.	98,855	3,249
	QEP Resources Inc.	105,543	3,249
*	WPX Energy Inc.	130,866	3,149
*	First Solar Inc.	47,596	3,132
*	Cobalt International Energy Inc.	224,022	3,047
*	Gulfport Energy Corp.	54,706	2,921
	Patterson-UTI Energy Inc.	87,900	2,859
*	Oasis Petroleum Inc.	61,365	2,566
*	Athlon Energy Inc.	40,168	2,339
*	Kodiak Oil & Gas Corp.	172,143	2,336
*	Diamondback Energy Inc.	30,800	2,303
	SemGroup Corp. Class A	27,542	2,293
*	Dril-Quip Inc.	24,736	2,211
*,^	Ultra Petroleum Corp.	94,790	2,205
*	Oil States International Inc.	34,492	2,135
*	NOW Inc.	68,004	2,068
	Western Refining Inc.	48,469	2,035

	Rowan Cos. plc Class A	80,333	2,033
*	Unit Corp.	31,869	1,869
*	Antero Resources Corp.	33,426	1,835
	Exterran Holdings Inc.	40,670	1,802
*	Rosetta Resources Inc.	39,770	1,772
*	Atwood Oceanics Inc.	39,471	1,725
^	Diamond Offshore Drilling Inc.	45,247	1,551
	Bristow Group Inc.	22,871	1,537
*	MRC Global Inc.	62,617	1,460
*	Carrizo Oil & Gas Inc.	26,642	1,434
*	Helix Energy Solutions Group Inc.	63,225	1,395
	PBF Energy Inc. Class A	55,900	1,342
*	SandRidge Energy Inc.	299,800	1,286
	Tidewater Inc.	32,101	1,253
*	Laredo Petroleum Inc.	55,128	1,235
*	Chart Industries Inc.	19,620	1,199
*	Forum Energy Technologies Inc.	38,600	1,182
*	PDC Energy Inc.	23,295	1,172
*	Rice Energy Inc.	43,458	1,156
*	Bonanza Creek Energy Inc.	19,900	1,132
	Delek US Holdings Inc.	34,019	1,127
*	SunPower Corp. Class A	32,839	1,113
*	Stone Energy Corp.	33,558	1,052
*	Matador Resources Co.	39,724	1,027
	RPC Inc.	44,829	984
*	SEACOR Holdings Inc.	12,708	951
*	GT Advanced Technologies Inc.	86,813	940
*	Flotek Industries Inc.	34,350	896
*	Sanchez Energy Corp.	33,400	877
	Pattern Energy Group Inc. Class A	26,630	823
	Civeo Corp.	67,676	786
*	C&J Energy Services Inc.	25,300	773
	CARBO Ceramics Inc.	12,827	760
*	Newpark Resources Inc.	60,292	750
*	Memorial Resource Development Corp.	25,981	704
*	Bill Barrett Corp.	31,319	690
*	Hornbeck Offshore Services Inc.	20,835	682
*	Seventy Seven Energy Inc.	27,302	648
	Energy XXI Bermuda Ltd.	56,341	639
*	Pioneer Energy Services Corp.	43,539	610
*	Parsley Energy Inc. Class A	27,667	590
	Green Plains Inc.	15,691	587
*	Magnum Hunter Resources Corp.	105,323	587
*	Northern Oil and Gas Inc.	40,126	571
*	Halcon Resources Corp.	140,572	557
*	Basic Energy Services Inc.	24,900	540
*	TETRA Technologies Inc.	48,754	528
	Gulfmark Offshore Inc.	16,101	505
	Comstock Resources Inc.	26,812	499
*	Penn Virginia Corp.	39,153	498
	CVR Energy Inc.	10,729	480
*	Triangle Petroleum Corp.	42,341	466
*	Rex Energy Corp.	35,338	448
*	RSP Permian Inc.	16,781	429
*,^	Plug Power Inc.	93,336	428
*	Parker Drilling Co.	80,588	398
*	Matrix Service Co.	16,360	395

*	McDermott International Inc.	68,849	394
*	Clayton Williams Energy Inc.	3,911	377
*	Abraxas Petroleum Corp.	67,236	355
*	REX American Resources Corp.	4,680	341
*	PHI Inc.	8,164	336
*	Paragon Offshore plc	53,997	332
*	Goodrich Petroleum Corp.	22,362	331
	Tesco Corp.	16,637	330
*	EP Energy Corp. Class A	16,800	294
*	VAALCO Energy Inc.	34,478	293
*	Contango Oil & Gas Co.	8,792	292
*	Approach Resources Inc.	19,150	278
*,^	FuelCell Energy Inc.	130,825	273
*	Key Energy Services Inc.	54,821	265
*	Trecora Resources	18,615	230
*	Vantage Drilling Co.	170,326	216
*	Solazyme Inc.	28,640	214
*	Gastar Exploration Inc.	36,306	213
*	Natural Gas Services Group Inc.	8,711	210
*	Eclipse Resources Corp.	12,531	208
*,^	Emerald Oil Inc.	33,300	205
	Panhandle Oil and Gas Inc. Class A	3,293	197
*	Resolute Energy Corp.	31,024	195
*	Warren Resources Inc.	33,271	176
	Gulf Island Fabrication Inc.	9,619	165
*	Geospace Technologies Corp.	4,648	163
*	Pacific Ethanol Inc.	10,889	152
	Alon USA Energy Inc.	10,537	151
*	Midstates Petroleum Co. Inc.	27,385	138
*	Renewable Energy Group Inc.	13,600	138
*	Callon Petroleum Co.	15,549	137
*	Ring Energy Inc.	9,215	136
*	PetroQuest Energy Inc.	24,000	135
*	BPZ Resources Inc.	67,900	130
*	Miller Energy Resources Inc.	26,654	117
*	Hercules Offshore Inc.	52,800	116
*,^	CAMAC Energy Inc.	175,720	109
*	Harvest Natural Resources Inc.	28,113	103
*	Willbros Group Inc.	11,938	99
*,^	Amyris Inc.	26,083	99
	Bolt Technology Corp.	4,114	90
*	Ignyta Inc.	9,984	80
*	Enphase Energy Inc.	5,200	78
*	US Energy Corp. Wyoming	22,313	71
*	Jones Energy Inc.	3,200	60
*	FX Energy Inc.	19,200	58
	Dawson Geophysical Co.	3,085	56
*	ION Geophysical Corp.	20,100	56
*	Isramco Inc.	447	55
*	Par Petroleum Corp.	2,900	49
*,^	Real Goods Solar Inc. Class A	23,987	41
*	Mitcham Industries Inc.	3,689	41
*	American Eagle Energy Corp.	8,100	33
	Adams Resources & Energy Inc.	682	30
*	Hyperdynamics Corp.	16,200	29
*	TGC Industries Inc.	5,577	21
*	Escalera Resources Co.	7,347	14

Evolution Petroleum Corp.	1,328	12
* Swift Energy Co.	1,100	11
* PrimeEnergy Corp.	141	10
* PostRock Energy Corp.	1,242	1
* Gevo Inc.	3,000	1
* Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	9,500	—
* Gerber Scientific Inc. CVR	16,800	—
		1,223,358
Technology (9.5%)
Apple Inc.	3,825,019	385,371
Microsoft Corp.	4,737,170	219,615
International Business Machines Corp.	637,210	120,962
Intel Corp.	3,162,631	110,123
* Google Inc. Class A	180,990	106,496
* Google Inc. Class C	183,670	106,044
* Facebook Inc. Class A	1,287,224	101,742
Cisco Systems Inc.	3,272,290	82,364
Oracle Corp.	2,133,392	81,666
QUALCOMM Inc.	1,070,633	80,051
Hewlett-Packard Co.	1,195,409	42,401
EMC Corp.	1,295,869	37,917
Texas Instruments Inc.	681,991	32,524
* Micron Technology Inc.	682,909	23,396
* Yahoo! Inc.	571,771	23,300
* salesforce.com inc	375,608	21,609
* Adobe Systems Inc.	301,467	20,858
* Cognizant Technology Solutions Corp. Class A	388,170	17,378
Applied Materials Inc.	776,629	16,783
Corning Inc.	824,690	15,949
* Twitter Inc.	294,762	15,204
Intuit Inc.	172,072	15,082
SanDisk Corp.	143,212	14,028
Avago Technologies Ltd. Class A	160,771	13,987
Broadcom Corp. Class A	345,567	13,968
Western Digital Corp.	142,676	13,885
* Cerner Corp.	196,100	11,682
Seagate Technology plc	198,834	11,387
Symantec Corp.	440,108	10,347
Analog Devices Inc.	200,055	9,901
Motorola Solutions Inc.	144,241	9,128
NetApp Inc.	207,865	8,930
KLA-Tencor Corp.	105,976	8,349
* Autodesk Inc.	145,404	8,012
Lam Research Corp.	103,754	7,750
* Citrix Systems Inc.	104,234	7,436
Xilinx Inc.	170,859	7,236
* Equinix Inc.	33,971	7,218
Altera Corp.	197,380	7,062
Skyworks Solutions Inc.	121,046	7,027
* Red Hat Inc.	120,806	6,783
Linear Technology Corp.	150,511	6,681
* Akamai Technologies Inc.	107,882	6,451
NVIDIA Corp.	328,877	6,068
Juniper Networks Inc.	273,810	6,065
Microchip Technology Inc.	121,288	5,728
Computer Sciences Corp.	93,141	5,696
* F5 Networks Inc.	47,318	5,619

	CA Inc.	199,632	5,578
*	Catamaran Corp.	131,486	5,542
	Maxim Integrated Products Inc.	181,218	5,480
*	VMware Inc. Class A	54,403	5,105
*	Workday Inc. Class A	57,692	4,760
*	ServiceNow Inc.	77,994	4,584
*	ANSYS Inc.	59,705	4,518
	Harris Corp.	66,962	4,446
*	VeriSign Inc.	79,841	4,401
*	Teradata Corp.	99,034	4,151
*	Gartner Inc.	54,144	3,978
*	Synopsys Inc.	99,986	3,969
	Garmin Ltd.	74,767	3,887
*	Palo Alto Networks Inc.	39,241	3,850
*	Concur Technologies Inc.	29,103	3,691
*	NCR Corp.	107,419	3,589
*	Splunk Inc.	63,929	3,539
	Marvell Technology Group Ltd.	258,924	3,490
	IAC/InterActiveCorp	48,908	3,223
	Pitney Bowes Inc.	128,929	3,222
*	Cadence Design Systems Inc.	185,819	3,198
*	Cree Inc.	77,880	3,189
*	athenahealth Inc.	24,161	3,182
*,^	3D Systems Corp.	66,293	3,074
	Brocade Communications Systems Inc.	281,390	3,059
*	PTC Inc.	77,185	2,848
*	Ingram Micro Inc.	100,041	2,582
*	ON Semiconductor Corp.	284,845	2,547
	Teradyne Inc.	130,795	2,536
	Solera Holdings Inc.	44,785	2,524
*	Nuance Communications Inc.	163,433	2,519
*	Ultimate Software Group Inc.	17,210	2,435
*	VeriFone Systems Inc.	70,694	2,430
*	Informatica Corp.	70,578	2,417
*	Rackspace Hosting Inc.	73,000	2,376
*	ARRIS Group Inc.	82,372	2,336
*	Aspen Technology Inc.	60,569	2,285
*	TIBCO Software Inc.	95,233	2,250
*	AOL Inc.	48,447	2,178
*	Fortinet Inc.	85,601	2,163
*	Atmel Corp.	261,915	2,116
*	SunEdison Inc.	111,829	2,111
*	RF Micro Devices Inc.	182,275	2,103
*	Verint Systems Inc.	37,699	2,096
*	TriQuint Semiconductor Inc.	109,328	2,085
*	SS&C Technologies Holdings Inc.	45,328	1,989
*	NetSuite Inc.	21,927	1,963
*	JDS Uniphase Corp.	149,971	1,920
	DST Systems Inc.	22,857	1,918
	CDW Corp.	60,510	1,879
*	Tableau Software Inc. Class A	25,631	1,862
*	Riverbed Technology Inc.	99,601	1,847
*	Guidewire Software Inc.	41,207	1,827
*	International Rectifier Corp.	46,353	1,819
*	Tyler Technologies Inc.	19,892	1,758
*	FireEye Inc.	57,102	1,745
*	SolarWinds Inc.	41,441	1,743

	Lexmark International Inc. Class A	40,334	1,714
*	Cavium Inc.	33,794	1,681
*	Manhattan Associates Inc.	49,780	1,664
*	Synaptics Inc.	22,682	1,660
	Leidos Holdings Inc.	47,529	1,632
*	Microsemi Corp.	61,040	1,551
*	Qlik Technologies Inc.	57,283	1,549
*	CommVault Systems Inc.	29,346	1,479
*	Allscripts Healthcare Solutions Inc.	109,713	1,472
*	ViaSat Inc.	26,620	1,467
*	Medidata Solutions Inc.	32,922	1,458
*	Aruba Networks Inc.	67,429	1,455
*	Tech Data Corp.	24,422	1,437
*	Integrated Device Technology Inc.	89,815	1,433
	Compuware Corp.	134,470	1,427
	j2 Global Inc.	28,792	1,421
*	ACI Worldwide Inc.	75,339	1,413
*	Dealertrack Technologies Inc.	32,515	1,411
*	IMS Health Holdings Inc.	52,852	1,384
	Plantronics Inc.	28,472	1,360
*	Electronics For Imaging Inc.	30,606	1,352
*	EchoStar Corp. Class A	27,697	1,351
	Diebold Inc.	37,403	1,321
*	Freescale Semiconductor Ltd.	67,552	1,319
*	Fairchild Semiconductor International Inc. Class A	82,764	1,285
*	CommScope Holding Co. Inc.	53,483	1,279
	Mentor Graphics Corp.	61,626	1,263
*	Semtech Corp.	44,718	1,214
	Intersil Corp. Class A	85,131	1,210
*	Rovi Corp.	60,666	1,198
	Science Applications International Corp.	26,843	1,187
	Blackbaud Inc.	29,930	1,176
*	SYNNEX Corp.	18,028	1,165
	MKS Instruments Inc.	34,777	1,161
*	Polycom Inc.	92,948	1,142
	Fair Isaac Corp.	20,495	1,129
*	Sapient Corp.	77,586	1,086
*	CACI International Inc. Class A	15,229	1,085
*	Demandware Inc.	21,063	1,073
	InterDigital Inc.	26,628	1,060
*	Finisar Corp.	63,600	1,058
*	Cornerstone OnDemand Inc.	30,665	1,055
*	Entegris Inc.	91,183	1,049
*	Silicon Laboratories Inc.	25,504	1,036
	Monolithic Power Systems Inc.	23,453	1,033
	Power Integrations Inc.	18,625	1,004
*	OmniVision Technologies Inc.	37,284	987
*	Syntel Inc.	10,832	953
*	Synchronoss Technologies Inc.	20,787	952
	Cogent Communications Holdings Inc.	27,823	935
*	EPAM Systems Inc.	21,000	920
*	Spansion Inc. Class A	40,163	915
*	NetScout Systems Inc.	19,390	888
*,^	InvenSense Inc.	44,998	888
*	PMC-Sierra Inc.	117,152	874
	Cypress Semiconductor Corp.	86,267	852
*	Cirrus Logic Inc.	40,794	851

*	Envestnet Inc.	18,518	833
	Tessera Technologies Inc.	31,203	829
*	Progress Software Corp.	34,625	828
	Advent Software Inc.	25,938	819
*	Rambus Inc.	64,001	799
*	NETGEAR Inc.	25,214	788
*	MedAssets Inc.	37,703	781
*	MicroStrategy Inc. Class A	5,917	774
*	Infinera Corp.	70,039	747
*,^	Ubiquiti Networks Inc.	19,854	745
*	Veeva Systems Inc. Class A	26,186	738
*	Bottomline Technologies de Inc.	26,571	733
	ADTRAN Inc.	35,548	730
*	Dycom Industries Inc.	22,780	700
*	iGATE Corp.	18,676	686
*	Proofpoint Inc.	18,390	683
*	Insight Enterprises Inc.	30,101	681
*	FleetMatics Group plc	21,800	665
*	Kulicke & Soffa Industries Inc.	45,973	654
*	LogMeIn Inc.	14,197	654
	CSG Systems International Inc.	24,756	651
	NIC Inc.	37,227	641
*	Shutterstock Inc.	8,975	641
*	Amkor Technology Inc.	73,498	618
*	Unisys Corp.	26,200	613
*	ScanSource Inc.	17,438	603
*	Cabot Microelectronics Corp.	14,507	601
*	Cray Inc.	22,837	599
*	Lattice Semiconductor Corp.	79,827	599
	Monotype Imaging Holdings Inc.	20,718	587
*	Sonus Networks Inc.	168,247	575
*	QLogic Corp.	62,357	571
*	Premier Inc. Class A	17,324	569
*	SPS Commerce Inc.	10,577	562
*	Ruckus Wireless Inc.	41,695	557
*	Ciena Corp.	33,056	553
*	Gogo Inc.	32,420	547
*	Diodes Inc.	22,810	546
*	Super Micro Computer Inc.	17,653	519
*	Loral Space & Communications Inc.	6,899	495
*	VASCO Data Security International Inc.	24,743	465
*	Ellie Mae Inc.	14,100	460
*	Virtusa Corp.	12,920	459
*	Infoblox Inc.	31,113	459
	Comtech Telecommunications Corp.	12,330	458
*	Marketo Inc.	13,679	442
*	Premiere Global Services Inc.	35,697	427
	Computer Programs & Systems Inc.	7,407	426
*	Advanced Energy Industries Inc.	22,369	420
*	Interactive Intelligence Group Inc.	10,002	418
	West Corp.	14,138	417
*	Actua Corp.	25,930	415
*	RealPage Inc.	26,727	414
*	Endurance International Group Holdings Inc.	25,264	411
*	LivePerson Inc.	32,556	410
*	PROS Holdings Inc.	15,264	385
*	CalAmp Corp.	21,488	379

* RigNet Inc.	9,251	374
* Web.com Group Inc.	18,527	370
Micrel Inc.	30,381	365
* Digital River Inc.	24,816	360
* Ixia	39,012	357
Forrester Research Inc.	9,617	354
Pegasystems Inc.	17,872	342
* Blucora Inc.	22,196	338
^ Ebix Inc.	23,840	338
Epiq Systems Inc.	19,184	337
* Ultratech Inc.	14,396	328
* Perficient Inc.	21,666	325
* Comverse Inc.	14,377	321
* Textura Corp.	12,043	318
* Tangoe Inc.	23,100	313
Brooks Automation Inc.	29,606	311
* Silicon Image Inc.	60,501	305
* Extreme Networks Inc.	63,257	303
PC Connection Inc.	14,091	303
* BroadSoft Inc.	13,745	289
* Mitel Networks Corp.	31,511	288
* Nimble Storage Inc.	10,802	281
* Cvent Inc.	10,835	275
* Intralinks Holdings Inc.	32,564	264
* Inphi Corp.	18,128	261
Integrated Silicon Solution Inc.	18,910	260
* Qualys Inc.	9,528	253
* Photronics Inc.	30,474	245
* Callidus Software Inc.	20,370	245
* RingCentral Inc. Class A	19,164	244
* Exar Corp.	27,035	242
* PDF Solutions Inc.	19,176	242
IXYS Corp.	22,464	236
* Harmonic Inc.	37,100	235
* Nanometrics Inc.	14,833	224
* Xcerra Corp.	22,813	223
* Quantum Corp.	187,500	217
Inteliquent Inc.	17,244	215
* VOXX International Corp. Class A	22,982	214
* SciQuest Inc.	14,167	213
* Kopin Corp.	61,776	210
* Applied Micro Circuits Corp.	29,642	207
* Limelight Networks Inc.	86,100	201
* FormFactor Inc.	28,018	201
* Axcelis Technologies Inc.	99,988	199
* MaxLinear Inc.	28,405	195
Oplink Communications Inc.	11,570	195
* Mercury Systems Inc.	16,601	183
* Zix Corp.	51,791	177
* Pendrell Corp.	127,579	171
* CEVA Inc.	12,676	170
* KEYW Holding Corp.	15,268	169
Cohu Inc.	13,973	167
QAD Inc. Class A	8,720	162
* Internap Network Services Corp.	23,018	159
* Ultra Clean Holdings Inc.	17,696	158
* Mattson Technology Inc.	62,863	155

*	Calix Inc.	16,174	155
*	Systemax Inc.	11,829	148
*	Merge Healthcare Inc.	66,509	146
*	Advanced Micro Devices Inc.	42,742	146
*	Peregrine Semiconductor Corp.	11,700	145
*	Carbonite Inc.	13,955	143
*	Dot Hill Systems Corp.	37,695	142
	Quality Systems Inc.	10,200	140
*	Immersion Corp.	16,249	139
*	Pixelworks Inc.	21,074	136
*	ePlus Inc.	2,420	136
*	Agilysys Inc.	11,474	135
*	ShoreTel Inc.	19,684	131
*	Brightcove Inc.	22,519	126
*	Boingo Wireless Inc.	17,430	124
*	QuickLogic Corp.	41,109	123
*	Unwired Planet Inc.	65,508	122
*	Marin Software Inc.	14,116	121
*	Intra-Cellular Therapies Inc.	8,572	118
*	Qumu Corp.	8,989	117
*	Castlight Health Inc. Class B	9,004	117
*	Q2 Holdings Inc.	8,294	116
*	Pericom Semiconductor Corp.	11,541	112
	Hackett Group Inc.	18,781	112
*	Oclaro Inc.	76,868	110
*	Emulex Corp.	22,100	109
*,^	OPOWER Inc.	5,726	108
*	Vitesse Semiconductor Corp.	29,471	106
*	FalconStor Software Inc.	91,255	105
*	KVH Industries Inc.	9,261	105
*	inTEST Corp.	21,900	104
*	2U Inc.	6,584	103
	Computer Task Group Inc.	9,180	102
*	Leap Wireless International Inc CVR	39,632	100
*	Park City Group Inc.	9,825	97
*	iPass Inc.	64,042	97
*	Exa Corp.	8,351	94
*	eGain Corp.	15,400	92
	American Software Inc. Class A	10,339	91
*	Violin Memory Inc.	18,676	91
*	Amtech Systems Inc.	8,382	90
*	Digi International Inc.	11,876	89
*	Cinedigm Corp. Class A	56,581	88
*	Meru Networks Inc.	22,822	87
*	Selectica Inc.	14,201	85
*	Actuate Corp.	21,595	84
*	Five9 Inc.	12,658	83
*	Clearfield Inc.	6,205	79
*	Borderfree Inc.	6,120	79
*	Model N Inc.	7,905	78
*	Seachange International Inc.	11,140	78
*	Westell Technologies Inc. Class A	42,118	77
	Digimarc Corp.	3,714	77
*	Cascade Microtech Inc.	7,491	76
	PC-Tel Inc.	9,837	75
*	Imation Corp.	25,230	74
*	Datalink Corp.	6,748	72

* Emcore Corp.	12,381	70
* Guidance Software Inc.	10,347	70
* CVD Equipment Corp.	5,349	69
* LRAD Corp.	25,183	68
* Jive Software Inc.	11,339	66
Preformed Line Products Co.	1,227	65
* Mavenir Systems Inc.	5,100	64
* Crexendo Inc.	22,268	64
* Zendesk Inc.	2,915	63
* DSP Group Inc.	7,016	62
* ChyronHego Corp.	20,700	62
* GSI Technology Inc.	11,375	62
* Support.com Inc.	27,817	60
Alliance Fiber Optic Products Inc.	4,800	60
* Edgewater Technology Inc.	8,642	59
* ANADIGICS Inc.	85,470	58
* Cyan Inc.	18,050	56
* Ciber Inc.	15,692	54
* Tremor Video Inc.	22,344	52
* Rudolph Technologies Inc.	5,300	48
* Furiex Pharmaceuticals Inc. CVR	4,885	48
* MeetMe Inc.	24,188	48
* Telenav Inc.	6,980	47
* TeleCommunication Systems Inc. Class A	15,900	44
* Numerex Corp. Class A	4,145	43
* Icad Inc.	4,360	43
* Applied Optoelectronics Inc.	2,600	42
* MoSys Inc.	16,896	41
* Rosetta Stone Inc.	4,886	39
* Netlist Inc.	33,001	39
* Silicon Graphics International Corp.	3,900	36
Evolving Systems Inc.	3,847	35
* Innodata Inc.	11,524	35
GlobalSCAPE Inc.	14,200	34
Transact Technologies Inc.	4,904	33
* Smith Micro Software Inc.	36,146	32
* NCI Inc. Class A	3,378	32
Tessco Technologies Inc.	1,100	32
* AXT Inc.	11,436	28
* Benefitfocus Inc.	922	25
* Aerohive Networks Inc.	2,782	22
* Novatel Wireless Inc.	5,660	21
* Silver Spring Networks Inc.	2,100	20
* A10 Networks Inc.	2,213	20
* Radisys Corp.	7,200	19
* BroadVision Inc.	2,152	19
* MobileIron Inc.	1,600	18
Astro-Med Inc.	1,300	17
* Imprivata Inc.	1,067	17
* Amber Road Inc.	880	15
* Alpha & Omega Semiconductor Ltd.	1,523	14
* Arista Networks Inc.	160	14
Concurrent Computer Corp.	1,613	12
* Varonis Systems Inc.	550	12
Optical Cable Corp.	2,400	11
* Cover-All Technologies Inc.	8,100	10
* Zhone Technologies Inc.	2,987	8

	QAD Inc. Class B	477	7
*	PAR Technology Corp.	1,513	7
*	VirnetX Holding Corp.	1,200	7
*	Cobra Electronics Corp.	1,300	6
	Simulations Plus Inc.	800	6
*,^	ParkerVision Inc.	3,645	4
*	Qualstar Corp.	2,400	3
*	Identiv Inc.	194	3
*	BSQUARE Corp.	400	2
	Aware Inc.	422	2
*	Authentidate Holding Corp.	200	—
*	Magnum Hunter Resources Corp. Warrants Expire 4/15/2016	12,617	—
			2,200,370
Telecommunications (1.3%)
	Verizon Communications Inc.	2,647,987	132,373
	AT&T Inc.	3,311,229	116,688
	CenturyLink Inc.	364,194	14,892
*	SBA Communications Corp. Class A	82,253	9,122
*	Level 3 Communications Inc.	113,416	5,187
*	T-Mobile US Inc.	179,352	5,178
	Frontier Communications Corp.	646,292	4,207
	Windstream Holdings Inc.	387,273	4,175
*	tw telecom Inc. Class A	88,179	3,669
	Telephone & Data Systems Inc.	59,254	1,420
*	Sprint Corp.	219,187	1,390
*	Globalstar Inc.	187,499	686
*	Cincinnati Bell Inc.	147,607	497
	Consolidated Communications Holdings Inc.	17,400	436
	Atlantic Tele-Network Inc.	7,877	425
	Shenandoah Telecommunications Co.	15,791	392
*	8x8 Inc.	51,972	347
*	Iridium Communications Inc.	38,468	340
*	Vonage Holdings Corp.	102,577	336
*	United States Cellular Corp.	9,323	331
*	inContact Inc.	33,374	290
*	General Communication Inc. Class A	23,728	259
	Enventis Corp.	13,494	245
	Lumos Networks Corp.	11,015	179
	IDT Corp. Class B	10,156	163
*	ORBCOMM Inc.	28,091	162
*	Hawaiian Telcom Holdco Inc.	5,805	149
*	Intelsat SA	8,590	147
	Spok Holdings Inc.	11,182	145
*	GTT Communications Inc.	11,891	142
*	FairPoint Communications Inc.	7,600	115
*	Straight Path Communications Inc. Class B	5,078	80
*	Towerstream Corp.	42,637	63
*	Elephant Talk Communications Corp.	37,067	38
*	Alteva	3,457	24
*	Alaska Communications Systems Group Inc.	12,500	20
			304,312
Utilities (1.9%)
	Duke Energy Corp.	451,224	33,738
	NextEra Energy Inc.	278,246	26,122
	Dominion Resources Inc.	371,068	25,637
	Southern Co.	572,142	24,974

Exelon Corp.	546,931	18,645
Spectra Energy Corp.	430,206	16,890
American Electric Power Co. Inc.	310,993	16,237
Sempra Energy	148,754	15,676
PPL Corp.	424,398	13,937
PG&E Corp.	301,094	13,561
Public Service Enterprise Group Inc.	322,232	12,000
Edison International	207,941	11,628
Consolidated Edison Inc.	186,590	10,572
Xcel Energy Inc.	320,272	9,736
FirstEnergy Corp.	267,816	8,991
Northeast Utilities	202,067	8,952
Entergy Corp.	114,314	8,840
ONEOK Inc.	133,671	8,762
DTE Energy Co.	112,803	8,582
NiSource Inc.	200,503	8,217
CenterPoint Energy Inc.	273,763	6,699
NRG Energy Inc.	214,801	6,547
Wisconsin Energy Corp.	143,846	6,185
Ameren Corp.	154,445	5,920
AES Corp.	415,725	5,895
* Calpine Corp.	256,645	5,569
American Water Works Co. Inc.	114,027	5,500
CMS Energy Corp.	176,379	5,231
Pepco Holdings Inc.	162,267	4,342
SCANA Corp.	82,019	4,069
Alliant Energy Corp.	71,843	3,981
AGL Resources Inc.	76,777	3,942
Pinnacle West Capital Corp.	71,346	3,898
UGI Corp.	110,043	3,751
ITC Holdings Corp.	101,633	3,621
National Fuel Gas Co.	51,512	3,605
Integrys Energy Group Inc.	51,921	3,366
Atmos Energy Corp.	64,391	3,071
Westar Energy Inc. Class A	82,798	2,825
Aqua America Inc.	115,080	2,708
TECO Energy Inc.	148,922	2,588
Questar Corp.	111,799	2,492
Great Plains Energy Inc.	100,152	2,421
Vectren Corp.	53,326	2,128
Cleco Corp.	39,214	1,888
* Dynegy Inc. Class A	62,561	1,806
IDACORP Inc.	32,507	1,743
^ Hawaiian Electric Industries Inc.	64,485	1,712
Piedmont Natural Gas Co. Inc.	49,320	1,654
Portland General Electric Co.	50,663	1,627
Southwest Gas Corp.	30,021	1,458
WGL Holdings Inc.	33,771	1,422
New Jersey Resources Corp.	27,359	1,382
Black Hills Corp.	28,546	1,367
UIL Holdings Corp.	36,778	1,302
PNM Resources Inc.	51,810	1,291
Avista Corp.	39,411	1,203
ALLETE Inc.	26,714	1,186
Laclede Group Inc.	25,346	1,176
ONE Gas Inc.	33,482	1,147
NorthWestern Corp.	25,030	1,135

	South Jersey Industries Inc.			21,047	1,123
	El Paso Electric Co.			26,236	959
	MGE Energy Inc.			22,043	821
	Northwest Natural Gas Co.			17,907	757
	American States Water Co.			23,618	718
	Empire District Electric Co.			28,339	684
	California Water Service Group			26,632	598
	Ormat Technologies Inc.			15,347	403
	Unitil Corp.			12,914	401
	Chesapeake Utilities Corp.			8,151	340
	SJW Corp.			8,583	231
*	TerraForm Power Inc. Class A			7,665	221
	Middlesex Water Co.			10,426	204
	Connecticut Water Service Inc.			6,114	199
	Artesian Resources Corp. Class A			9,115	184
	York Water Co.			8,846	177
	Delta Natural Gas Co. Inc.			6,804	135
*	Pure Cycle Corp.			19,761	128
*	Cadiz Inc.			11,960	124
	Atlantic Power Corp.			40,520	96
*	US Geothermal Inc.			86,878	49
					435,102
Total Common Stocks (Cost $6,672,936)					13,750,204
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (25.8%)
U.S. Government Securities (15.8%)
	United States Treasury Note/Bond	0.250%	9/15/15	43,100	43,154
	United States Treasury Note/Bond	0.250%	10/15/15	24,715	24,742
	United States Treasury Note/Bond	0.375%	11/15/15	15,554	15,586
	United States Treasury Note/Bond	4.500%	11/15/15	17,100	17,923
	United States Treasury Note/Bond	9.875%	11/15/15	400	443
	United States Treasury Note/Bond	1.375%	11/30/15	150	152
	United States Treasury Note/Bond	0.250%	12/15/15	24,513	24,521
	United States Treasury Note/Bond	0.250%	12/31/15	50,755	50,771
	United States Treasury Note/Bond	2.125%	12/31/15	20,000	20,469
	United States Treasury Note/Bond	0.375%	1/15/16	24,450	24,484
	United States Treasury Note/Bond	0.375%	1/31/16	395	396
	United States Treasury Note/Bond	2.000%	1/31/16	12,000	12,274
	United States Treasury Note/Bond	0.375%	2/15/16	82,564	82,667
	United States Treasury Note/Bond	4.500%	2/15/16	23,625	24,987
	United States Treasury Note/Bond	0.250%	2/29/16	16,925	16,912
	United States Treasury Note/Bond	2.125%	2/29/16	11,050	11,333
	United States Treasury Note/Bond	2.625%	2/29/16	16,850	17,400
	United States Treasury Note/Bond	0.375%	3/15/16	11,700	11,705
	United States Treasury Note/Bond	2.375%	3/31/16	19,075	19,647
	United States Treasury Note/Bond	0.250%	4/15/16	35,425	35,353
	United States Treasury Note/Bond	0.375%	4/30/16	46,700	46,678
	United States Treasury Note/Bond	2.000%	4/30/16	120	123
	United States Treasury Note/Bond	2.625%	4/30/16	20,000	20,700
	United States Treasury Note/Bond	0.250%	5/15/16	38,200	38,093
	United States Treasury Note/Bond	5.125%	5/15/16	14,750	15,870
	United States Treasury Note/Bond	7.250%	5/15/16	9,065	10,055
	United States Treasury Note/Bond	0.375%	5/31/16	68	68
	United States Treasury Note/Bond	0.500%	6/15/16	9,855	9,864

United States Treasury Note/Bond	1.500%	6/30/16	10,283	10,465
United States Treasury Note/Bond	0.625%	7/15/16	49,090	49,197
United States Treasury Note/Bond	0.500%	7/31/16	9,822	9,822
United States Treasury Note/Bond	1.500%	7/31/16	5,875	5,979
United States Treasury Note/Bond	0.625%	8/15/16	42,075	42,134
United States Treasury Note/Bond	1.000%	8/31/16	16,025	16,153
United States Treasury Note/Bond	3.000%	8/31/16	9,325	9,756
United States Treasury Note/Bond	0.875%	9/15/16	30,000	30,159
United States Treasury Note/Bond	0.500%	9/30/16	2,500	2,496
United States Treasury Note/Bond	1.000%	9/30/16	43,300	43,625
United States Treasury Note/Bond	3.000%	9/30/16	8,375	8,771
United States Treasury Note/Bond	0.625%	10/15/16	27,875	27,866
United States Treasury Note/Bond	1.000%	10/31/16	13,486	13,581
United States Treasury Note/Bond	0.625%	11/15/16	38,200	38,152
United States Treasury Note/Bond	4.625%	11/15/16	425	460
United States Treasury Note/Bond	0.875%	11/30/16	26,407	26,502
United States Treasury Note/Bond	2.750%	11/30/16	2,475	2,584
United States Treasury Note/Bond	0.625%	12/15/16	48,225	48,119
United States Treasury Note/Bond	0.875%	12/31/16	15,865	15,905
United States Treasury Note/Bond	0.750%	1/15/17	22,815	22,804
United States Treasury Note/Bond	0.875%	1/31/17	17,450	17,483
United States Treasury Note/Bond	3.125%	1/31/17	15,311	16,139
United States Treasury Note/Bond	0.625%	2/15/17	41,850	41,673
United States Treasury Note/Bond	4.625%	2/15/17	200	218
United States Treasury Note/Bond	0.875%	2/28/17	7,000	7,007
United States Treasury Note/Bond	3.000%	2/28/17	7,350	7,732
United States Treasury Note/Bond	0.750%	3/15/17	6,030	6,019
United States Treasury Note/Bond	1.000%	3/31/17	13,845	13,888
United States Treasury Note/Bond	3.250%	3/31/17	21,100	22,340
United States Treasury Note/Bond	0.875%	4/15/17	33,025	33,025
United States Treasury Note/Bond	0.875%	4/30/17	84,125	84,033
United States Treasury Note/Bond	3.125%	4/30/17	52,750	55,734
United States Treasury Note/Bond	0.875%	5/15/17	18,160	18,137
United States Treasury Note/Bond	4.500%	5/15/17	18,200	19,878
United States Treasury Note/Bond	8.750%	5/15/17	6,470	7,785
United States Treasury Note/Bond	0.625%	5/31/17	6,075	6,023
United States Treasury Note/Bond	2.750%	5/31/17	5,830	6,105
United States Treasury Note/Bond	0.875%	6/15/17	37,850	37,761
United States Treasury Note/Bond	0.750%	6/30/17	18,635	18,510
United States Treasury Note/Bond	2.500%	6/30/17	51,650	53,765
United States Treasury Note/Bond	0.875%	7/15/17	16,934	16,876
United States Treasury Note/Bond	0.500%	7/31/17	6,103	6,010
United States Treasury Note/Bond	2.375%	7/31/17	29,400	30,493
United States Treasury Note/Bond	0.875%	8/15/17	36,150	35,975
United States Treasury Note/Bond	4.750%	8/15/17	10,950	12,096
United States Treasury Note/Bond	0.625%	8/31/17	7,860	7,757
United States Treasury Note/Bond	1.875%	8/31/17	10,025	10,258
United States Treasury Note/Bond	1.000%	9/15/17	29,875	29,828
United States Treasury Note/Bond	0.625%	9/30/17	4,115	4,055
United States Treasury Note/Bond	1.875%	9/30/17	12,600	12,883
United States Treasury Note/Bond	0.750%	10/31/17	2,300	2,271
United States Treasury Note/Bond	4.250%	11/15/17	8,020	8,779
United States Treasury Note/Bond	0.625%	11/30/17	11,625	11,416
United States Treasury Note/Bond	0.750%	12/31/17	1,143	1,125
United States Treasury Note/Bond	0.875%	1/31/18	765	755
United States Treasury Note/Bond	3.500%	2/15/18	31,600	33,896
United States Treasury Note/Bond	0.625%	4/30/18	3,175	3,092

United States Treasury Note/Bond	2.625%	4/30/18	16,300	17,018
United States Treasury Note/Bond	3.875%	5/15/18	2,575	2,803
United States Treasury Note/Bond	9.125%	5/15/18	3,675	4,690
United States Treasury Note/Bond	1.000%	5/31/18	975	961
United States Treasury Note/Bond	2.375%	5/31/18	1,600	1,655
United States Treasury Note/Bond	1.375%	6/30/18	10,285	10,258
United States Treasury Note/Bond	2.375%	6/30/18	23,800	24,607
United States Treasury Note/Bond	1.375%	7/31/18	16,735	16,670
United States Treasury Note/Bond	2.250%	7/31/18	15,075	15,508
United States Treasury Note/Bond	4.000%	8/15/18	1,000	1,096
United States Treasury Note/Bond	1.500%	8/31/18	8,450	8,447
United States Treasury Note/Bond	1.375%	9/30/18	58,575	58,218
United States Treasury Note/Bond	1.250%	10/31/18	12,100	11,951
United States Treasury Note/Bond	1.750%	10/31/18	42,230	42,540
United States Treasury Note/Bond	3.750%	11/15/18	805	875
United States Treasury Note/Bond	1.250%	11/30/18	38,250	37,730
United States Treasury Note/Bond	1.375%	11/30/18	12,488	12,385
United States Treasury Note/Bond	1.375%	12/31/18	11,375	11,261
United States Treasury Note/Bond	1.500%	12/31/18	11,125	11,071
United States Treasury Note/Bond	1.250%	1/31/19	27,475	27,020
United States Treasury Note/Bond	1.500%	1/31/19	18,425	18,316
United States Treasury Note/Bond	2.750%	2/15/19	11,620	12,161
United States Treasury Note/Bond	8.875%	2/15/19	1,850	2,421
United States Treasury Note/Bond	1.375%	2/28/19	7,450	7,357
United States Treasury Note/Bond	1.500%	2/28/19	39,465	39,193
United States Treasury Note/Bond	1.500%	3/31/19	10,175	10,096
United States Treasury Note/Bond	1.625%	3/31/19	2,755	2,748
United States Treasury Note/Bond	1.250%	4/30/19	8,022	7,864
United States Treasury Note/Bond	1.625%	4/30/19	38,279	38,142
United States Treasury Note/Bond	3.125%	5/15/19	18,835	20,018
United States Treasury Note/Bond	1.125%	5/31/19	5,525	5,375
United States Treasury Note/Bond	1.500%	5/31/19	30,746	30,434
United States Treasury Note/Bond	1.000%	6/30/19	1,750	1,690
United States Treasury Note/Bond	1.625%	6/30/19	24,140	24,015
United States Treasury Note/Bond	0.875%	7/31/19	32,592	31,227
United States Treasury Note/Bond	1.625%	7/31/19	27,861	27,695
United States Treasury Note/Bond	3.625%	8/15/19	11,900	12,938
United States Treasury Note/Bond	8.125%	8/15/19	5,535	7,194
United States Treasury Note/Bond	1.000%	8/31/19	19,425	18,697
United States Treasury Note/Bond	1.625%	8/31/19	14,006	13,914
United States Treasury Note/Bond	1.750%	9/30/19	28,300	28,265
United States Treasury Note/Bond	1.250%	10/31/19	3,800	3,697
United States Treasury Note/Bond	3.375%	11/15/19	12,680	13,655
United States Treasury Note/Bond	1.000%	11/30/19	6,025	5,775
United States Treasury Note/Bond	1.125%	12/31/19	4,075	3,925
United States Treasury Note/Bond	1.375%	1/31/20	2,700	2,631
United States Treasury Note/Bond	3.625%	2/15/20	8,270	9,018
United States Treasury Note/Bond	8.500%	2/15/20	3,269	4,384
United States Treasury Note/Bond	1.250%	2/29/20	7,490	7,240
United States Treasury Note/Bond	1.125%	4/30/20	10,800	10,331
United States Treasury Note/Bond	3.500%	5/15/20	3,560	3,859
United States Treasury Note/Bond	1.375%	5/31/20	28,815	27,910
United States Treasury Note/Bond	1.875%	6/30/20	23,525	23,400
United States Treasury Note/Bond	2.000%	7/31/20	12,255	12,263
United States Treasury Note/Bond	2.625%	8/15/20	9,925	10,263
United States Treasury Note/Bond	1.750%	10/31/20	45,650	44,801
United States Treasury Note/Bond	2.625%	11/15/20	50,233	51,818

United States Treasury Note/Bond	2.000%	11/30/20	22,950	22,828
United States Treasury Note/Bond	2.375%	12/31/20	7,000	7,113
United States Treasury Note/Bond	2.125%	1/31/21	10,996	10,996
United States Treasury Note/Bond	3.625%	2/15/21	358	391
United States Treasury Note/Bond	7.875%	2/15/21	400	539
United States Treasury Note/Bond	2.000%	2/28/21	13,600	13,485
United States Treasury Note/Bond	2.250%	4/30/21	7,075	7,113
United States Treasury Note/Bond	3.125%	5/15/21	37,512	39,763
United States Treasury Note/Bond	2.000%	5/31/21	26,978	26,666
United States Treasury Note/Bond	2.125%	6/30/21	18,875	18,792
United States Treasury Note/Bond	2.250%	7/31/21	19,600	19,670
United States Treasury Note/Bond	2.125%	8/15/21	27,115	26,988
United States Treasury Note/Bond	2.000%	8/31/21	9,325	9,200
United States Treasury Note/Bond	2.125%	9/30/21	20,000	19,878
United States Treasury Note/Bond	2.000%	11/15/21	54,250	53,419
United States Treasury Note/Bond	8.000%	11/15/21	10,770	14,906
United States Treasury Note/Bond	2.000%	2/15/22	12,520	12,299
United States Treasury Note/Bond	1.750%	5/15/22	17,400	16,734
United States Treasury Note/Bond	1.625%	8/15/22	8,000	7,599
United States Treasury Note/Bond	1.625%	11/15/22	17,550	16,593
United States Treasury Note/Bond	2.000%	2/15/23	16,335	15,855
United States Treasury Note/Bond	7.125%	2/15/23	1,100	1,502
United States Treasury Note/Bond	1.750%	5/15/23	35,043	33,225
United States Treasury Note/Bond	2.500%	8/15/23	34,410	34,625
United States Treasury Note/Bond	6.250%	8/15/23	16,980	22,231
United States Treasury Note/Bond	2.750%	11/15/23	20,256	20,766
United States Treasury Note/Bond	2.750%	2/15/24	7,674	7,856
United States Treasury Note/Bond	2.500%	5/15/24	46,818	46,862
United States Treasury Note/Bond	2.375%	8/15/24	32,631	32,264
United States Treasury Note/Bond	7.500%	11/15/24	675	979
United States Treasury Note/Bond	6.875%	8/15/25	2,350	3,319
United States Treasury Note/Bond	6.000%	2/15/26	2,345	3,131
United States Treasury Note/Bond	6.750%	8/15/26	3,095	4,398
United States Treasury Note/Bond	6.500%	11/15/26	2,910	4,073
United States Treasury Note/Bond	6.125%	11/15/27	6,150	8,452
United States Treasury Note/Bond	5.500%	8/15/28	10,445	13,712
United States Treasury Note/Bond	5.250%	11/15/28	9,875	12,708
United States Treasury Note/Bond	5.250%	2/15/29	8,540	10,998
United States Treasury Note/Bond	6.125%	8/15/29	2,420	3,391
United States Treasury Note/Bond	6.250%	5/15/30	6,070	8,673
United States Treasury Note/Bond	5.375%	2/15/31	15,200	20,123
United States Treasury Note/Bond	4.500%	2/15/36	11,500	14,197
United States Treasury Note/Bond	4.750%	2/15/37	3,400	4,344
United States Treasury Note/Bond	5.000%	5/15/37	14,248	18,803
United States Treasury Note/Bond	4.375%	2/15/38	9,742	11,826
United States Treasury Note/Bond	3.500%	2/15/39	372	396
United States Treasury Note/Bond	4.250%	5/15/39	5,883	7,038
United States Treasury Note/Bond	4.500%	8/15/39	8,684	10,779
United States Treasury Note/Bond	4.375%	11/15/39	17,036	20,789
United States Treasury Note/Bond	4.625%	2/15/40	17,510	22,177
United States Treasury Note/Bond	4.375%	5/15/40	950	1,162
United States Treasury Note/Bond	3.875%	8/15/40	3,185	3,606
United States Treasury Note/Bond	4.250%	11/15/40	8,140	9,778
3 United States Treasury Note/Bond	4.750%	2/15/41	19,838	25,700
United States Treasury Note/Bond	3.125%	11/15/41	19,025	18,871
United States Treasury Note/Bond	3.125%	2/15/42	8,523	8,440
United States Treasury Note/Bond	3.000%	5/15/42	11,925	11,515

United States Treasury Note/Bond	2.750%	8/15/42	23,725	21,738
United States Treasury Note/Bond	2.750%	11/15/42	68,535	62,710
United States Treasury Note/Bond	3.125%	2/15/43	442	436
United States Treasury Note/Bond	2.875%	5/15/43	3,585	3,359
United States Treasury Note/Bond	3.625%	8/15/43	32,486	35,115
United States Treasury Note/Bond	3.750%	11/15/43	27,549	30,450
United States Treasury Note/Bond	3.625%	2/15/44	26,638	28,790
United States Treasury Note/Bond	3.375%	5/15/44	9,800	10,118
United States Treasury Note/Bond	3.125%	8/15/44	350	344
				3,669,810
Agency Bonds and Notes (1.4%)
4 AID-Jordan	1.945%	6/23/19	600	602
4 AID-Jordan	2.503%	10/30/20	750	765
4 AID-Tunisia	2.452%	7/24/21	250	249
4 AID-Ukraine	1.844%	5/16/19	350	345
2 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	175	179
2 Federal Farm Credit Banks	1.500%	11/16/15	350	355
2 Federal Farm Credit Banks	1.050%	3/28/16	250	252
2 Federal Farm Credit Banks	5.125%	8/25/16	925	1,003
2 Federal Farm Credit Banks	4.875%	1/17/17	850	926
2 Federal Farm Credit Banks	1.125%	9/22/17	500	499
2 Federal Farm Credit Banks	5.150%	11/15/19	3,000	3,460
2 Federal Farm Credit Banks	3.500%	12/20/23	500	526
2 Federal Home Loan Banks	0.375%	2/19/16	4,000	4,001
2 Federal Home Loan Banks	5.625%	6/13/16	300	326
2 Federal Home Loan Banks	0.375%	6/24/16	1,500	1,494
2 Federal Home Loan Banks	0.500%	9/28/16	7,000	6,971
2 Federal Home Loan Banks	5.125%	10/19/16	2,825	3,079
2 Federal Home Loan Banks	4.750%	12/16/16	4,170	4,529
2 Federal Home Loan Banks	0.625%	12/28/16	1,200	1,195
2 Federal Home Loan Banks	4.875%	5/17/17	900	990
2 Federal Home Loan Banks	0.875%	5/24/17	4,000	3,986
2 Federal Home Loan Banks	1.000%	6/21/17	2,500	2,496
2 Federal Home Loan Banks	4.875%	9/8/17	405	447
2 Federal Home Loan Banks	5.000%	11/17/17	2,350	2,615
2 Federal Home Loan Banks	2.750%	6/8/18	1,625	1,695
2 Federal Home Loan Banks	5.375%	8/15/18	225	256
2 Federal Home Loan Banks	1.875%	3/13/20	500	494
2 Federal Home Loan Banks	4.125%	3/13/20	2,075	2,287
2 Federal Home Loan Banks	3.375%	6/12/20	1,825	1,946
2 Federal Home Loan Banks	5.250%	12/11/20	1,000	1,174
2 Federal Home Loan Banks	5.625%	6/11/21	1,600	1,912
2 Federal Home Loan Banks	2.125%	3/10/23	4,000	3,823
2 Federal Home Loan Banks	5.375%	8/15/24	815	987
2 Federal Home Loan Banks	5.500%	7/15/36	2,775	3,587
5 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	3,000	3,221
5 Federal Home Loan Mortgage Corp.	0.500%	5/13/16	1,700	1,700
5 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	1,100	1,136
5 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	3,100	3,374
5 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	11,605	11,908
5 Federal Home Loan Mortgage Corp.	0.875%	10/14/16	10,000	10,038
5 Federal Home Loan Mortgage Corp.	0.875%	2/22/17	6,000	5,994
5 Federal Home Loan Mortgage Corp.	1.000%	3/8/17	2,600	2,604
5 Federal Home Loan Mortgage Corp.	1.250%	5/12/17	6,500	6,543
5 Federal Home Loan Mortgage Corp.	1.000%	6/29/17	4,075	4,070
5 Federal Home Loan Mortgage Corp.	1.000%	7/28/17	5,500	5,487
5 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	1,300	1,462

5 Federal Home Loan Mortgage Corp.	1.000%	9/29/17	8,200	8,158
5 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	2,800	3,134
5 Federal Home Loan Mortgage Corp.	0.750%	1/12/18	1,800	1,765
5 Federal Home Loan Mortgage Corp.	0.875%	3/7/18	2,000	1,964
5 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	2,720	3,053
5 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	1,625	1,763
5 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	2,900	2,890
5 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	1,700	1,649
5 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	10,975	10,618
5 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	1,900	1,829
5 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	2,800	2,786
5 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	270	383
5 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	2,941	4,092
5 Federal National Mortgage Assn.	4.375%	10/15/15	2,350	2,452
5 Federal National Mortgage Assn.	1.625%	10/26/15	5,870	5,960
5 Federal National Mortgage Assn.	0.375%	12/21/15	1,775	1,777
5 Federal National Mortgage Assn.	5.000%	3/15/16	2,150	2,292
5 Federal National Mortgage Assn.	0.500%	3/30/16	2,725	2,728
5 Federal National Mortgage Assn.	2.375%	4/11/16	6,475	6,660
5 Federal National Mortgage Assn.	0.375%	7/5/16	2,000	1,994
5 Federal National Mortgage Assn.	0.625%	8/26/16	2,500	2,501
5 Federal National Mortgage Assn.	5.250%	9/15/16	1,350	1,470
5 Federal National Mortgage Assn.	1.250%	9/28/16	7,255	7,336
5 Federal National Mortgage Assn.	1.375%	11/15/16	11,955	12,108
5 Federal National Mortgage Assn.	1.250%	1/30/17	2,725	2,748
5 Federal National Mortgage Assn.	5.000%	2/13/17	1,975	2,165
5 Federal National Mortgage Assn.	0.750%	4/20/17	4,175	4,151
5 Federal National Mortgage Assn.	1.125%	4/27/17	10,600	10,643
5 Federal National Mortgage Assn.	0.875%	8/28/17	2,550	2,532
5 Federal National Mortgage Assn.	1.000%	9/27/17	1,000	995
5 Federal National Mortgage Assn.	0.875%	10/26/17	16,150	15,990
5 Federal National Mortgage Assn.	0.875%	12/20/17	3,000	2,960
5 Federal National Mortgage Assn.	0.875%	2/8/18	6,000	5,904
5 Federal National Mortgage Assn.	0.875%	5/21/18	1,490	1,459
5 Federal National Mortgage Assn.	1.875%	9/18/18	12,300	12,418
5 Federal National Mortgage Assn.	1.625%	11/27/18	4,370	4,364
5 Federal National Mortgage Assn.	1.875%	2/19/19	4,000	4,020
5 Federal National Mortgage Assn.	1.750%	6/20/19	4,000	3,993
5 Federal National Mortgage Assn.	1.750%	9/12/19	7,000	6,945
5 Federal National Mortgage Assn.	0.000%	10/9/19	1,110	984
5 Federal National Mortgage Assn.	2.625%	9/6/24	2,000	1,967
5 Federal National Mortgage Assn.	7.125%	1/15/30	1,405	2,055
5 Federal National Mortgage Assn.	7.250%	5/15/30	2,025	3,012
5 Federal National Mortgage Assn.	6.625%	11/15/30	6,320	8,962
5 Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,671
2 Financing Corp.	9.800%	4/6/18	500	639
2 Financing Corp.	9.650%	11/2/18	475	622
Private Export Funding Corp.	1.375%	2/15/17	175	177
Private Export Funding Corp.	2.250%	12/15/17	200	206
Private Export Funding Corp.	1.875%	7/15/18	300	303
Private Export Funding Corp.	4.375%	3/15/19	350	388
Private Export Funding Corp.	1.450%	8/15/19	250	244
Private Export Funding Corp.	2.250%	3/15/20	650	651
Private Export Funding Corp.	4.300%	12/15/21	175	194
Private Export Funding Corp.	2.800%	5/15/22	200	201
Private Export Funding Corp.	2.050%	11/15/22	4,175	3,931
Private Export Funding Corp.	3.550%	1/15/24	725	759

	Private Export Funding Corp.	2.450%	7/15/24	525	496
4	State of Israel	5.500%	12/4/23	375	454
[4,6]	State of Israel	5.500%	4/26/24	1,400	1,699
2	Tennessee Valley Authority	4.500%	4/1/18	655	721
2	Tennessee Valley Authority	1.750%	10/15/18	600	601
2	Tennessee Valley Authority	3.875%	2/15/21	905	987
2	Tennessee Valley Authority	1.875%	8/15/22	425	403
2	Tennessee Valley Authority	2.875%	9/15/24	1,500	1,495
2	Tennessee Valley Authority	6.750%	11/1/25	2,100	2,813
2	Tennessee Valley Authority	7.125%	5/1/30	2,000	2,854
2	Tennessee Valley Authority	4.650%	6/15/35	500	558
2	Tennessee Valley Authority	5.880%	4/1/36	285	372
2	Tennessee Valley Authority	5.500%	6/15/38	225	281
2	Tennessee Valley Authority	5.250%	9/15/39	425	520
2	Tennessee Valley Authority	3.500%	12/15/42	950	890
2	Tennessee Valley Authority	5.375%	4/1/56	580	710
2	Tennessee Valley Authority	4.625%	9/15/60	519	563
					333,020
Conventional Mortgage-Backed Securities (8.4%)
[5,7]	Fannie Mae Pool	2.000%	10/1/28	3,837	3,765
[5,7,8]Fannie Mae Pool		2.500%	11/1/27–1/1/43	52,251	52,452
[5,7,8]Fannie Mae Pool		3.000%	11/1/26–10/1/44	145,639	146,523
[5,7,8]Fannie Mae Pool		3.500%	9/1/25–10/1/44	156,684	161,727
[5,7,8]Fannie Mae Pool		4.000%	7/1/18–10/1/44	151,792	160,637
[5,7,8]Fannie Mae Pool		4.500%	3/1/18–10/1/44	111,101	119,956
[5,7,8]Fannie Mae Pool		5.000%	3/1/17–10/1/44	68,797	75,850
[5,7,8]Fannie Mae Pool		5.500%	11/1/16–10/1/44	54,063	60,233
[5,7,8]Fannie Mae Pool		6.000%	4/1/16–10/1/44	37,161	42,084
[5,7]	Fannie Mae Pool	6.500%	6/1/15–10/1/39	12,917	14,657
[5,7]	Fannie Mae Pool	7.000%	11/1/14–11/1/37	4,590	5,204
[5,7]	Fannie Mae Pool	7.500%	4/1/15–12/1/32	431	481
[5,7]	Fannie Mae Pool	8.000%	7/1/15–11/1/30	70	78
[5,7]	Fannie Mae Pool	8.500%	11/1/18–7/1/30	55	63
[5,7]	Fannie Mae Pool	9.000%	7/1/22–8/1/26	24	25
[5,7]	Fannie Mae Pool	9.500%	5/1/16–2/1/25	3	3
[5,7]	Freddie Mac Gold Pool	2.000%	8/1/28	1,886	1,851
[5,7,8]Freddie Mac Gold Pool		2.500%	6/1/28–2/1/43	39,805	39,972
[5,7,8]Freddie Mac Gold Pool		3.000%	1/1/27–10/1/44	78,588	79,199
[5,7,8]Freddie Mac Gold Pool		3.500%	8/1/25–10/1/44	89,702	92,365
[5,7,8]Freddie Mac Gold Pool		4.000%	7/1/18–10/1/44	94,698	99,960
[5,7,8]Freddie Mac Gold Pool		4.500%	9/1/15–10/1/44	67,642	72,946
[5,7,8]Freddie Mac Gold Pool		5.000%	4/1/17–10/1/44	42,036	46,273
[5,7]	Freddie Mac Gold Pool	5.500%	5/1/17–6/1/41	31,148	34,675
[5,7,8]Freddie Mac Gold Pool		6.000%	1/1/17–10/1/44	20,606	23,282
[5,7]	Freddie Mac Gold Pool	6.500%	12/1/14–3/1/39	5,478	6,205
[5,7]	Freddie Mac Gold Pool	7.000%	1/1/15–12/1/38	1,481	1,683
[5,7]	Freddie Mac Gold Pool	7.500%	11/1/14–1/1/32	217	245
[5,7]	Freddie Mac Gold Pool	8.000%	1/1/16–10/1/31	258	287
[5,7]	Freddie Mac Gold Pool	8.500%	4/1/20–5/1/30	23	25
[5,7]	Freddie Mac Gold Pool	9.000%	10/1/21–4/1/30	18	20
[5,7]	Freddie Mac Gold Pool	9.500%	4/1/16–4/1/25	1	2
[5,7]	Freddie Mac Gold Pool	10.000%	3/1/17–4/1/25	3	3
[7,8]	Ginnie Mae I Pool	3.000%	1/15/26–10/1/44	16,404	16,575
[7,8]	Ginnie Mae I Pool	3.500%	11/15/25–10/1/44	17,861	18,540
[7,8]	Ginnie Mae I Pool	4.000%	10/15/24–10/1/44	29,376	31,211
[7,8]	Ginnie Mae I Pool	4.500%	8/15/18–10/1/44	39,748	43,222
7	Ginnie Mae I Pool	5.000%	1/15/18–4/15/41	23,185	25,602

[7,8]	Ginnie Mae I Pool	5.500%	3/15/15–10/1/44	12,194	13,629
7	Ginnie Mae I Pool	6.000%	5/15/17–12/15/40	7,803	8,828
7	Ginnie Mae I Pool	6.500%	11/15/23–8/15/39	2,457	2,725
7	Ginnie Mae I Pool	7.000%	5/15/15–8/15/32	988	1,112
7	Ginnie Mae I Pool	7.500%	10/15/22–3/15/32	287	320
7	Ginnie Mae I Pool	8.000%	3/15/22–3/15/32	197	217
7	Ginnie Mae I Pool	8.500%	8/15/22–6/15/30	26	30
7	Ginnie Mae I Pool	9.000%	11/15/19–2/15/30	31	32
7	Ginnie Mae I Pool	9.500%	8/15/20–1/15/25	2	2
7	Ginnie Mae I Pool	10.000%	3/15/19	1	1
7	Ginnie Mae II Pool	2.500%	2/20/28–6/20/28	1,930	1,966
[7,8]	Ginnie Mae II Pool	3.000%	2/20/27–10/1/44	65,143	65,802
[7,8]	Ginnie Mae II Pool	3.500%	9/20/25–10/1/44	117,800	121,952
[7,8]	Ginnie Mae II Pool	4.000%	9/20/25–10/1/44	94,469	100,247
[7,8]	Ginnie Mae II Pool	4.500%	11/20/35–10/1/44	70,048	76,141
[7,8]	Ginnie Mae II Pool	5.000%	3/20/18–10/1/44	38,067	42,010
7	Ginnie Mae II Pool	5.500%	12/20/33–9/20/41	12,040	13,423
7	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	5,747	6,548
7	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	1,767	2,022
7	Ginnie Mae II Pool	7.000%	4/20/38–8/20/38	301	340
					1,935,228
Nonconventional Mortgage-Backed Securities (0.2%)
[5,7,9]Fannie Mae Pool		1.467%	4/1/37	65	68
[5,7,9]Fannie Mae Pool		1.863%	9/1/37	178	191
[5,7,9]Fannie Mae Pool		2.080%	8/1/35	207	221
[5,7]	Fannie Mae Pool	2.109%	3/1/43	808	813
[5,7,9]Fannie Mae Pool		2.165%	6/1/36	5	6
[5,7]	Fannie Mae Pool	2.192%	12/1/41	422	435
[5,7,9]Fannie Mae Pool		2.195%	7/1/39–6/1/43	820	839
[5,7]	Fannie Mae Pool	2.202%	6/1/42	1,958	2,034
[5,7]	Fannie Mae Pool	2.203%	9/1/42	557	576
[5,7,9]Fannie Mae Pool		2.224%	12/1/33–8/1/37	226	238
[5,7,9]Fannie Mae Pool		2.231%	11/1/36	290	309
[5,7]	Fannie Mae Pool	2.233%	10/1/42	468	481
[5,7,9]Fannie Mae Pool		2.243%	2/1/36	141	144
[5,7,9]Fannie Mae Pool		2.260%	9/1/34	76	80
[5,7]	Fannie Mae Pool	2.266%	7/1/43	918	919
[5,7,9]Fannie Mae Pool		2.325%	7/1/37	31	32
[5,7,9]Fannie Mae Pool		2.391%	1/1/37	250	269
[5,7]	Fannie Mae Pool	2.403%	5/1/42	1,310	1,320
[5,7]	Fannie Mae Pool	2.407%	7/1/42	722	741
[5,7,9]Fannie Mae Pool		2.438%	1/1/35	252	271
[5,7]	Fannie Mae Pool	2.450%	5/1/43	1,720	1,766
[5,7]	Fannie Mae Pool	2.459%	10/1/42	838	859
[5,7,9]Fannie Mae Pool		2.497%	11/1/34	125	131
[5,7]	Fannie Mae Pool	2.498%	10/1/40	237	248
[5,7]	Fannie Mae Pool	2.511%	12/1/40	390	409
[5,7,9]Fannie Mae Pool		2.560%	11/1/33	76	82
[5,7,9]Fannie Mae Pool		2.588%	7/1/42	326	351
[5,7]	Fannie Mae Pool	2.607%	12/1/41	386	398
[5,7]	Fannie Mae Pool	2.621%	11/1/41	371	396
[5,7]	Fannie Mae Pool	2.669%	1/1/42	430	459
[5,7]	Fannie Mae Pool	2.747%	12/1/43	1,595	1,640
[5,7]	Fannie Mae Pool	2.784%	1/1/42–3/1/42	1,364	1,408
[5,7]	Fannie Mae Pool	2.809%	11/1/41	361	386
[5,7]	Fannie Mae Pool	2.815%	3/1/41	296	316
[5,7]	Fannie Mae Pool	2.866%	5/1/42	250	260

[5,7]	Fannie Mae Pool	2.934%	12/1/40	159	167
[5,7]	Fannie Mae Pool	2.998%	3/1/42	510	530
[5,7]	Fannie Mae Pool	3.005%	9/1/43	998	1,035
[5,7]	Fannie Mae Pool	3.056%	3/1/41	392	410
[5,7]	Fannie Mae Pool	3.060%	2/1/41–2/1/42	709	737
[5,7]	Fannie Mae Pool	3.119%	2/1/41	173	183
[5,7]	Fannie Mae Pool	3.130%	2/1/41	137	138
[5,7]	Fannie Mae Pool	3.138%	2/1/42	1,670	1,862
[5,7]	Fannie Mae Pool	3.171%	12/1/40	169	177
[5,7]	Fannie Mae Pool	3.218%	9/1/40	130	136
[5,7]	Fannie Mae Pool	3.219%	12/1/40	156	163
[5,7]	Fannie Mae Pool	3.223%	8/1/40	160	166
[5,7]	Fannie Mae Pool	3.251%	10/1/40	175	182
[5,7]	Fannie Mae Pool	3.274%	11/1/40	133	139
[5,7]	Fannie Mae Pool	3.279%	5/1/41	375	401
[5,7]	Fannie Mae Pool	3.284%	1/1/40	242	250
[5,7]	Fannie Mae Pool	3.330%	8/1/42	541	561
[5,7,9]Fannie Mae Pool		3.398%	10/1/39	107	111
[5,7]	Fannie Mae Pool	3.428%	5/1/40	95	101
[5,7]	Fannie Mae Pool	3.490%	5/1/40	53	56
[5,7,9]Fannie Mae Pool		3.517%	11/1/39	65	67
[5,7]	Fannie Mae Pool	3.536%	7/1/41	510	525
[5,7]	Fannie Mae Pool	3.540%	6/1/41	96	101
[5,7]	Fannie Mae Pool	3.580%	8/1/39	95	101
[5,7]	Fannie Mae Pool	3.597%	4/1/41	275	289
[5,7]	Fannie Mae Pool	3.713%	11/1/39	77	79
[5,7]	Fannie Mae Pool	3.729%	6/1/41	386	407
[5,7]	Fannie Mae Pool	3.819%	9/1/40	344	363
[5,7]	Fannie Mae Pool	4.263%	12/1/39	271	278
[5,7]	Fannie Mae Pool	5.136%	3/1/38	97	102
[5,7,9]Fannie Mae Pool		5.145%	11/1/39	146	156
[5,7,9]Fannie Mae Pool		5.245%	8/1/39	378	402
[5,7]	Fannie Mae Pool	5.280%	7/1/36	65	66
[5,7]	Fannie Mae Pool	5.659%	4/1/37	221	235
[5,7]	Fannie Mae Pool	5.784%	12/1/37	217	232
[5,7]	Fannie Mae Pool	6.128%	10/1/37	199	207
[5,7,9]Freddie Mac Non Gold Pool		2.040%	1/1/37	192	204
[5,7,9]Freddie Mac Non Gold Pool		2.173%	7/1/35	137	145
[5,7,9]Freddie Mac Non Gold Pool		2.277%	12/1/36	68	72
[5,7,9]Freddie Mac Non Gold Pool		2.278%	10/1/37	65	69
[5,7,9]Freddie Mac Non Gold Pool		2.280%	3/1/37	26	27
[5,7,9]Freddie Mac Non Gold Pool		2.320%	2/1/37	39	41
[5,7]	Freddie Mac Non Gold Pool	2.343%	5/1/42	129	132
[5,7,9]Freddie Mac Non Gold Pool		2.352%	1/1/35	21	23
[5,7,9]Freddie Mac Non Gold Pool		2.357%	12/1/34	97	104
[5,7,9]Freddie Mac Non Gold Pool		2.367%	12/1/36	74	78
[5,7,9]Freddie Mac Non Gold Pool		2.375%	11/1/34–5/1/36	170	179
[5,7,9]Freddie Mac Non Gold Pool		2.405%	12/1/35	108	115
[5,7]	Freddie Mac Non Gold Pool	2.572%	2/1/42	244	259
[5,7]	Freddie Mac Non Gold Pool	2.608%	11/1/43	837	856
[5,7]	Freddie Mac Non Gold Pool	2.626%	12/1/40	159	163
[5,7]	Freddie Mac Non Gold Pool	2.673%	11/1/40	98	101
[5,7]	Freddie Mac Non Gold Pool	2.719%	12/1/40	374	384
[5,7,9]Freddie Mac Non Gold Pool		2.744%	10/1/36	92	97
[5,7]	Freddie Mac Non Gold Pool	2.754%	2/1/42	399	423
[5,7]	Freddie Mac Non Gold Pool	2.785%	1/1/41	255	261
[5,7]	Freddie Mac Non Gold Pool	2.880%	2/1/41	342	365

[5,7]	Freddie Mac Non Gold Pool	2.924%	12/1/41	457	479
[5,7]	Freddie Mac Non Gold Pool	2.947%	2/1/41	101	108
[5,7]	Freddie Mac Non Gold Pool	3.074%	6/1/41	150	160
[5,7]	Freddie Mac Non Gold Pool	3.097%	3/1/41	116	124
[5,7]	Freddie Mac Non Gold Pool	3.116%	1/1/41	91	96
[5,7]	Freddie Mac Non Gold Pool	3.151%	11/1/40	185	189
[5,7]	Freddie Mac Non Gold Pool	3.237%	6/1/40	120	122
[5,7]	Freddie Mac Non Gold Pool	3.350%	5/1/40	58	63
[5,7]	Freddie Mac Non Gold Pool	3.418%	3/1/42	581	605
[5,7]	Freddie Mac Non Gold Pool	3.452%	5/1/40	56	59
[5,7]	Freddie Mac Non Gold Pool	3.592%	6/1/40	97	107
[5,7]	Freddie Mac Non Gold Pool	3.627%	6/1/40	183	191
[5,7]	Freddie Mac Non Gold Pool	3.678%	9/1/40	490	505
[5,7]	Freddie Mac Non Gold Pool	4.387%	5/1/38	15	16
[5,7]	Freddie Mac Non Gold Pool	5.298%	3/1/38	188	198
[5,7]	Freddie Mac Non Gold Pool	5.447%	1/1/38	38	40
[5,7]	Freddie Mac Non Gold Pool	5.467%	2/1/36	99	104
[5,7]	Freddie Mac Non Gold Pool	5.769%	9/1/37	414	437
[5,7]	Freddie Mac Non Gold Pool	5.780%	10/1/37	5	5
[5,7]	Freddie Mac Non Gold Pool	5.804%	5/1/37	340	357
[7,9]	Ginnie Mae II Pool	2.000%	4/20/41–6/20/43	3,051	3,120
[7,9]	Ginnie Mae II Pool	2.125%	5/20/41	107	113
[7,9]	Ginnie Mae II Pool	2.500%	10/20/39–1/20/42	3,790	3,939
7	Ginnie Mae II Pool	3.000%	11/20/40–11/20/41	2,411	2,514
7	Ginnie Mae II Pool	3.500%	1/20/41–12/20/43	3,175	3,339
[7,9]	Ginnie Mae II Pool	4.000%	10/20/38–10/20/41	1,190	1,243
7	Ginnie Mae II Pool	5.000%	7/20/38	15	16
					52,558
Total U.S. Government and Agency Obligations (Cost $5,930,713)					5,990,616
Asset-Backed/Commercial Mortgage-Backed Securities (1.2%)
7	AEP Texas Central Transition Funding II LLC
	2006-A	5.170%	1/1/18	207	223
7	Ally Auto Receivables Trust 2011-2	1.980%	4/15/16	131	132
7	Ally Auto Receivables Trust 2011-4	1.140%	6/15/16	230	230
7	Ally Auto Receivables Trust 2012-5	0.850%	1/16/18	365	363
7	Ally Auto Receivables Trust 2013-2	0.790%	1/15/18	150	150
7	Ally Auto Receivables Trust 2013-2	1.240%	11/15/18	100	100
7	Ally Auto Receivables Trust 2014-1	0.970%	10/15/18	300	300
7	Ally Auto Receivables Trust 2014-1	1.530%	4/15/19	150	150
7	Ally Auto Receivables Trust 2014-SN1	0.750%	2/21/17	275	273
7	Ally Auto Receivables Trust 2014-SN1	0.950%	6/20/18	175	174
7	Ally Master Owner Trust Series 2014-4	1.430%	6/17/19	425	423
7	American Express Credit Account Secured
	Note Trust 2014-3	1.490%	4/15/20	625	625
7	AmeriCredit Automobile Receivables Trust
	2012-1	1.230%	9/8/16	6	6
7	AmeriCredit Automobile Receivables Trust
	2013-1	0.610%	10/10/17	108	108
7	AmeriCredit Automobile Receivables Trust
	2013-2	0.650%	12/8/17	74	74
7	AmeriCredit Automobile Receivables Trust
	2013-3	0.920%	4/9/18	203	203
7	AmeriCredit Automobile Receivables Trust
	2013-4	0.960%	4/9/18	80	80
7	AmeriCredit Automobile Receivables Trust
	2014-1	0.900%	2/8/19	75	75

7 AmeriCredit Automobile Receivables Trust
2014-1	1.680%	7/8/19	50	50
7 AmeriCredit Automobile Receivables Trust
2014-2	0.940%	2/8/19	150	149
7 AmeriCredit Automobile Receivables Trust
2014-3	1.150%	6/10/19	225	224
7 Banc of America Commercial Mortgage Trust
2005-2	4.857%	7/10/43	156	158
7 Banc of America Commercial Mortgage Trust
2005-5	5.115%	10/10/45	774	790
7 Banc of America Commercial Mortgage Trust
2005-6	5.349%	9/10/47	245	255
7 Banc of America Commercial Mortgage Trust
2005-6	5.349%	9/10/47	260	271
7 Banc of America Commercial Mortgage Trust
2006-1	5.372%	9/10/45	763	795
7 Banc of America Commercial Mortgage Trust
2006-1	5.421%	9/10/45	50	53
7 Banc of America Commercial Mortgage Trust
2006-2	5.920%	5/10/45	945	996
7 Banc of America Commercial Mortgage Trust
2006-2	5.955%	5/10/45	160	169
7 Banc of America Commercial Mortgage Trust
2006-4	5.634%	7/10/46	1,662	1,768
7 Banc of America Commercial Mortgage Trust
2006-5	5.414%	9/10/47	905	957
7 Banc of America Commercial Mortgage Trust
2006-5	5.448%	9/10/47	200	213
7 Banc of America Commercial Mortgage Trust
2008-1	6.427%	2/10/51	1,400	1,562
7 Bear Stearns Commercial Mortgage
Securities Trust 2004-PWR6	4.825%	11/11/41	43	44
7 Bear Stearns Commercial Mortgage
Securities Trust 2004-PWR6	4.868%	11/11/41	100	100
7 Bear Stearns Commercial Mortgage
Securities Trust 2005-PWR10	5.405%	12/11/40	1,182	1,227
7 Bear Stearns Commercial Mortgage
Securities Trust 2005-PWR8	4.750%	6/11/41	200	203
7 Bear Stearns Commercial Mortgage
Securities Trust 2005-TOP18	4.933%	2/13/42	294	298
7 Bear Stearns Commercial Mortgage
Securities Trust 2005-TOP20	5.288%	10/12/42	400	414
7 Bear Stearns Commercial Mortgage
Securities Trust 2006-PWR11	5.600%	3/11/39	582	608
7 Bear Stearns Commercial Mortgage
Securities Trust 2006-PWR12	5.929%	9/11/38	275	295
7 Bear Stearns Commercial Mortgage
Securities Trust 2006-PWR13	5.582%	9/11/41	160	172
7 Bear Stearns Commercial Mortgage
Securities Trust 2006-TOP22	5.757%	4/12/38	545	573
7 Bear Stearns Commercial Mortgage
Securities Trust 2006-TOP22	5.757%	4/12/38	250	266
7 Bear Stearns Commercial Mortgage
Securities Trust 2006-TOP24	5.568%	10/12/41	425	457
7 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR16	5.845%	6/11/40	100	101

7 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR16	5.897%	6/11/40	535	586
7 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR17	5.694%	6/11/50	770	843
7 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR17	5.915%	6/11/50	735	807
7 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR18	5.700%	6/11/50	1,050	1,148
7 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.471%	1/12/45	323	350
7 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.513%	1/12/45	335	356
7 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP28	5.742%	9/11/42	1,945	2,145
7 Capital Auto Receivables Asset Trust 2013-1	0.790%	6/20/17	215	214
7 Capital Auto Receivables Asset Trust 2013-3	1.040%	11/21/16	230	231
7 Capital Auto Receivables Asset Trust 2013-3	1.310%	12/20/17	228	228
7 Capital Auto Receivables Asset Trust 2013-3	1.680%	4/20/18	135	135
7 Capital Auto Receivables Asset Trust 2013-4	1.090%	3/20/18	450	450
7 Capital Auto Receivables Asset Trust 2013-4	1.470%	7/20/18	300	301
7 Capital Auto Receivables Asset Trust 2013-4	2.060%	10/22/18	300	302
7 Capital Auto Receivables Asset Trust 2014-1	1.320%	6/20/18	495	498
7 Capital Auto Receivables Asset Trust 2014-1	1.690%	10/22/18	125	126
7 Capital Auto Receivables Asset Trust 2014-1	2.220%	1/22/19	95	96
7 Capital Auto Receivables Asset Trust 2014-2	0.910%	4/20/17	200	199
7 Capital Auto Receivables Asset Trust 2014-2	1.260%	5/21/18	100	100
7 Capital Auto Receivables Asset Trust 2014-2	1.620%	10/22/18	75	75
7 Capital Auto Receivables Asset Trust 2014-3	1.480%	11/20/18	150	149
7 Capital Auto Receivables Asset Trust 2014-3	1.830%	4/22/19	100	100
7 Capital One Multi-asset Execution Trust 2006-
A3	5.050%	12/17/18	3,500	3,698
7 Capital One Multi-asset Execution Trust 2007-
A7	5.750%	7/15/20	550	614
7 Capital One Multi-Asset Execution Trust 2014-
A2	1.260%	1/15/20	150	150
7 CarMax Auto Owner Trust 2012-3	0.790%	4/16/18	145	144
7 CarMax Auto Owner Trust 2013-2	0.640%	1/16/18	234	234
7 Carmax Auto Owner Trust 2013-2	0.840%	11/15/18	97	96
7 Carmax Auto Owner Trust 2013-3	0.970%	4/16/18	270	271
7 Carmax Auto Owner Trust 2013-3	1.490%	1/15/19	140	141
7 Carmax Auto Owner Trust 2013-4	0.800%	7/16/18	125	124
7 Carmax Auto Owner Trust 2013-4	1.280%	5/15/19	50	50
7 Carmax Auto Owner Trust 2014-1	0.790%	10/15/18	180	179
7 Carmax Auto Owner Trust 2014-1	1.320%	7/15/19	120	119
7 Carmax Auto Owner Trust 2014-2	0.980%	1/15/19	225	225
7 Carmax Auto Owner Trust 2014-2	1.610%	10/15/19	125	124
7 Carmax Auto Owner Trust 2014-3	1.160%	6/17/19	250	249
7 Carmax Auto Owner Trust 2014-3	1.730%	2/18/20	125	124
7 CD 2005-CD1 Commercial Mortgage Trust	5.400%	7/15/44	571	588
7 CD 2005-CD1 Commercial Mortgage Trust	5.400%	7/15/44	300	311
7 CD 2006-CD3 Mortgage Trust	5.617%	10/15/48	1,655	1,752
7 CD 2006-CD3 Mortgage Trust	5.648%	10/15/48	425	460
7 CD 2007-CD4 Commercial Mortgage Trust	5.322%	12/11/49	2,440	2,608
7 CD 2007-CD5 Mortgage Trust	5.886%	11/15/44	1,679	1,848
7 CenterPoint Energy Transition Bond Co. II
LLC 2005-A	5.170%	8/1/19	120	127

7 CenterPoint Energy Transition Bond Co. II
LLC 2005-A	5.302%	8/1/20	81	91
7 CenterPoint Energy Transition Bond Co. IV
LLC 2012-1	3.028%	10/15/25	800	802
7 Chase Issuance Trust 2006-A2	5.160%	4/16/18	1,030	1,091
7 Chase Issuance Trust 2012-A3	0.790%	6/15/17	635	636
7 Chase Issuance Trust 2012-A5	0.590%	8/15/17	361	360
7 Chase Issuance Trust 2012-A7	2.160%	9/16/24	1,314	1,250
7 Chase Issuance Trust 2013-A1	1.300%	2/18/20	1,050	1,033
7 Chase Issuance Trust 2013-A8	1.010%	10/15/18	775	772
7 Chase Issuance Trust 2014-A1	1.150%	1/15/19	2,000	1,998
7 Chase Issuance Trust 2014-A2	2.770%	3/15/23	900	907
7 Chase Issuance Trust 2014-A6	1.260%	7/15/19	1,075	1,072
7 Citibank Credit Card Issuance Trust 2003-A7	4.150%	7/7/17	611	627
7 Citibank Credit Card Issuance Trust 2005-A2	4.850%	3/10/17	300	306
7 Citibank Credit Card Issuance Trust 2005-A9	5.100%	11/20/17	803	841
7 Citibank Credit Card Issuance Trust 2007-A8	5.650%	9/20/19	550	614
7 Citibank Credit Card Issuance Trust 2008-A1	5.350%	2/7/20	1,048	1,167
7 Citibank Credit Card Issuance Trust 2013-A10	0.730%	2/7/18	350	349
7 Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	2,350	2,385
7 Citibank Credit Card Issuance Trust 2014-A4	1.230%	4/24/19	875	873
7 Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	750	750
7 Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	1,275	1,272
7 Citibank Credit Card Issuance Trust 2014-A8	1.730%	4/9/20	1,250	1,249
7 Citigroup Commercial Mortgage Trust 2005-
C3	4.830%	5/15/43	1,085	1,106
7 Citigroup Commercial Mortgage Trust 2006-
C4	5.974%	3/15/49	500	533
7 Citigroup Commercial Mortgage Trust 2006-
C4	5.974%	3/15/49	1,028	1,086
7 Citigroup Commercial Mortgage Trust 2006-
C5	5.431%	10/15/49	600	642
7 Citigroup Commercial Mortgage Trust 2006-
C5	5.462%	10/15/49	230	247
7 Citigroup Commercial Mortgage Trust 2007-
C6	5.899%	12/10/49	1,141	1,245
7 Citigroup Commercial Mortgage Trust 2008-
C7	6.339%	12/10/49	1,343	1,481
7 Citigroup Commercial Mortgage Trust 2012-
GC8	3.024%	9/10/45	600	597
7 Citigroup Commercial Mortgage Trust 2013-
GC11	3.093%	4/10/46	100	99
7 Citigroup Commercial Mortgage Trust 2013-
GC11	3.422%	4/10/46	100	99
7 Citigroup Commercial Mortgage Trust 2013-
GC15	3.161%	9/10/46	225	234
7 Citigroup Commercial Mortgage Trust 2013-
GC15	4.371%	9/10/46	225	243
7 Citigroup Commercial Mortgage Trust 2013-
GC15	4.649%	9/10/46	350	378
7 Citigroup Commercial Mortgage Trust 2013-
GC17	3.675%	11/10/46	75	78
7 Citigroup Commercial Mortgage Trust 2013-
GC17	4.131%	11/10/46	275	291
7 Citigroup Commercial Mortgage Trust 2013-
GC17	4.544%	11/10/46	100	107

7	Citigroup Commercial Mortgage Trust 2013-
	GC17	5.095%	11/10/46	100	108
7	Citigroup Commercial Mortgage Trust 2014-
	GC19	2.790%	3/10/47	129	132
7	Citigroup Commercial Mortgage Trust 2014-
	GC19	3.552%	3/10/47	75	78
7	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	125	131
7	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.345%	3/10/47	125	132
7	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	200	208
7	Citigroup Commercial Mortgage Trust 2014-
	GC21	4.328%	5/10/47	150	154
7	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	300	305
7	COBALT CMBS Commercial Mortgage Trust
	2007-C2	5.484%	4/15/47	1,190	1,286
7	COBALT CMBS Commercial Mortgage Trust
	2007-C3	5.969%	5/15/46	903	991
7	COMM 2005-C6 Mortgage Trust	5.116%	6/10/44	1,112	1,138
7	COMM 2006-C7 Mortgage Trust	5.948%	6/10/46	982	1,042
7	COMM 2006-C7 Mortgage Trust	5.973%	6/10/46	200	213
7	COMM 2007-C9 Mortgage Trust	5.989%	12/10/49	900	990
7	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	144	144
7	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	189	195
[7,10] COMM 2012-CCRE3 Mortgage Trust		3.416%	10/15/45	227	227
7	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	350	343
7	COMM 2013-CCRE11 Mortgage Trust	3.047%	10/10/46	200	206
7	COMM 2013-CCRE11 Mortgage Trust	3.660%	10/10/46	200	208
7	COMM 2013-CCRE11 Mortgage Trust	3.983%	10/10/46	260	274
7	COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	330	354
7	COMM 2013-CCRE11 Mortgage Trust	4.715%	10/10/46	200	218
7	COMM 2013-CCRE12 Mortgage Trust	1.295%	10/10/46	67	67
7	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	125	128
7	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	125	130
7	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	175	181
7	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	125	132
7	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	75	79
7	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	50	53
7	COMM 2013-CCRE13 Mortgage Trust	1.259%	11/10/18	62	62
7	COMM 2013-CCRE13 Mortgage Trust	3.039%	12/10/18	75	77
7	COMM 2013-CCRE13 Mortgage Trust	3.706%	10/10/23	50	52
7	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/23	450	480
7	COMM 2013-CCRE13 Mortgage Trust	4.449%	12/10/23	150	160
7	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	183	182
7	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	150	150
7	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	223	229
7	COMM 2013-CCRE9 Mortgage Trust	4.378%	7/10/45	365	393
7	COMM 2013-CCRE9 Mortgage Trust	4.210%	8/10/46	160	171
7	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	230	238
7	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	230	246
7	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	277	272
7	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	154	153
7	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	350	363
7	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	275	295
7	COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	325	348

7	COMM 2014-CCRE14 Mortgage Trust	4.759%	2/10/47	175	187
7	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	327	335
7	COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	113	117
7	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	209	220
7	COMM 2014-CCRE15 Mortgage Trust	4.870%	2/10/47	105	114
7	COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	650	668
7	COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	150	155
7	COMM 2014-CR17 Mortgage Trust	3.012%	5/10/47	225	231
7	COMM 2014-CR17 Mortgage Trust	3.598%	5/10/47	100	103
7	COMM 2014-CR17 Mortgage Trust	3.977%	5/10/47	175	183
7	COMM 2014-CR17 Mortgage Trust	4.377%	5/10/47	100	102
7	COMM 2014-CR18 Mortgage Trust	3.452%	7/15/47	175	179
7	COMM 2014-CR18 Mortgage Trust	3.828%	7/15/47	125	129
7	COMM 2014-CR18 Mortgage Trust	4.103%	7/15/47	150	154
7	COMM 2014-LC15 Mortgage Trust	2.840%	4/10/47	125	128
7	COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	325	340
7	COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	425	439
7	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	175	182
7	COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	90	92
7	COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	78	80
7	COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	202	211
7	COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	57	59
	COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	36	38
7	COMM 2014-UBS3 Mortgage Trust	2.844%	6/10/47	125	127
7	COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	350	360
7	COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	225	229
7	COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	167	170
7	COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	500	515
7	Commercial Mortgage Trust 2005-GG3	4.799%	8/10/42	763	765
7	Commercial Mortgage Trust 2005-GG3	4.859%	8/10/42	225	227
7	Commercial Mortgage Trust 2005-GG5	5.224%	4/10/37	1,788	1,836
7	Commercial Mortgage Trust 2005-GG5	5.277%	4/10/37	275	286
7	Commercial Mortgage Trust 2006-GG7	6.014%	7/10/38	276	293
[7,10] Commercial Mortgages Lease-Backed
	Certificates Series 2001-CMLB-1	6.746%	6/20/31	123	125
7	Credit Suisse Commercial Mortgage Trust
	Series 2006-C1	5.609%	2/15/39	695	727
7	Credit Suisse Commercial Mortgage Trust
	Series 2006-C1	5.642%	2/15/39	240	251
7	Credit Suisse Commercial Mortgage Trust
	Series 2006-C1	5.642%	2/15/39	400	421
7	Credit Suisse Commercial Mortgage Trust
	Series 2006-C3	5.999%	6/15/38	225	241
7	Credit Suisse Commercial Mortgage Trust
	Series 2006-C3	5.999%	6/15/38	1,437	1,521
7	Credit Suisse Commercial Mortgage Trust
	Series 2006-C4	5.509%	9/15/39	175	187
7	Credit Suisse Commercial Mortgage Trust
	Series 2006-C5	5.311%	12/15/39	459	489
7	Credit Suisse Commercial Mortgage Trust
	Series 2007-C1	5.383%	2/15/40	587	630
7	Credit Suisse Commercial Mortgage Trust
	Series 2007-C3	5.892%	6/15/39	478	516
7	CSFB Commercial Mortgage Trust 2005-C1	5.014%	2/15/38	562	565
7	CSFB Commercial Mortgage Trust 2005-C1	5.075%	2/15/38	218	220
7	CSFB Commercial Mortgage Trust 2005-C4	5.190%	8/15/38	150	154
7	CSFB Commercial Mortgage Trust 2005-C5	5.100%	8/15/38	80	83

7	CSFB Commercial Mortgage Trust 2005-C6	5.230%	12/15/40	160	165
7	Discover Card Execution Note Trust 2007-A1	5.650%	3/16/20	860	958
7	Discover Card Execution Note Trust 2014-A3	1.220%	10/15/19	550	549
[5,7]	Fannie Mae-Aces 2012-M9	1.553%	4/25/22	128	126
[5,7]	Fannie Mae-Aces 2013-M12	2.463%	3/25/23	1,196	1,178
[5,7]	Fannie Mae-Aces 2013-M14	2.608%	4/25/23	1,234	1,219
[5,7]	Fannie Mae-Aces 2013-M14	3.329%	10/25/23	1,275	1,323
[5,7]	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	75	74
[5,7]	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	450	435
[5,7]	Fannie Mae-Aces 2014-M1	2.323%	11/25/18	1,721	1,749
[5,7]	Fannie Mae-Aces 2014-M1	3.500%	7/25/23	1,675	1,726
[5,7]	Fannie Mae-Aces 2014-M2	1.916%	6/25/21	544	550
[5,7]	Fannie Mae-Aces 2014-M2	3.513%	12/25/23	1,266	1,331
[5,7]	Fannie Mae-Aces 2014-M3	2.613%	1/25/24	513	520
[5,7]	Fannie Mae-Aces 2014-M3	3.501%	1/25/24	600	625
[5,7]	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	625	645
[5,7]	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	1,175	1,188
[5,7]	Fannie Mae-Aces 2014-M7	3.556%	6/25/24	1,298	1,343
[5,7]	Fannie Mae-Aces 2014-M8	2.346%	6/25/24	223	223
[5,7]	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	650	650
[5,7]	Fannie Mae-Aces 2014-M9	1.462%	4/25/17	1,025	1,031
[5,7]	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	775	779
[5,7]	FHLMC Multifamily Structured Pass Through
	Certificates K010	2.412%	8/25/18	250	255
[5,7]	FHLMC Multifamily Structured Pass Through
	Certificates K010	3.320%	7/25/20	1,114	1,166
[5,7]	FHLMC Multifamily Structured Pass Through
	Certificates K014	3.871%	4/25/21	524	563
[5,7]	FHLMC Multifamily Structured Pass Through
	Certificates K017	2.873%	12/25/21	1,450	1,471
[5,7]	FHLMC Multifamily Structured Pass Through
	Certificates K019	2.272%	3/25/22	585	567
[5,7]	FHLMC Multifamily Structured Pass Through
	Certificates K020	2.373%	5/25/22	1,450	1,415
[5,7]	FHLMC Multifamily Structured Pass Through
	Certificates K021	2.396%	6/25/22	915	897
[5,7]	FHLMC Multifamily Structured Pass Through
	Certificates K021	3.490%	1/25/24	50	52
[5,7]	FHLMC Multifamily Structured Pass Through
	Certificates K022	2.355%	7/25/22	75	73
[5,7]	FHLMC Multifamily Structured Pass Through
	Certificates K026	2.510%	11/25/22	1,275	1,255
[5,7]	FHLMC Multifamily Structured Pass Through
	Certificates K027	2.637%	1/25/23	1,275	1,258
[5,7]	FHLMC Multifamily Structured Pass Through
	Certificates K028	3.111%	2/25/23	1,875	1,916
[5,7]	FHLMC Multifamily Structured Pass Through
	Certificates K029	3.320%	2/25/23	1,250	1,295
[5,7]	FHLMC Multifamily Structured Pass Through
	Certificates K030	2.779%	9/25/22	1,198	1,229
[5,7]	FHLMC Multifamily Structured Pass Through
	Certificates K030	3.250%	4/25/23	1,250	1,289
[5,7]	FHLMC Multifamily Structured Pass Through
	Certificates K031	3.300%	4/25/23	1,260	1,300
[5,7]	FHLMC Multifamily Structured Pass Through
	Certificates K032	3.016%	2/25/23	1,235	1,286

[5,7]	FHLMC Multifamily Structured Pass Through
	Certificates K032	3.310%	5/25/23	1,260	1,303
[5,7]	FHLMC Multifamily Structured Pass Through
	Certificates K033	2.871%	2/25/23	1,117	1,152
[5,7]	FHLMC Multifamily Structured Pass Through
	Certificates K033	3.060%	7/25/23	1,325	1,341
[5,7]	FHLMC Multifamily Structured Pass Through
	Certificates K034	3.531%	7/25/23	1,208	1,269
[5,7]	FHLMC Multifamily Structured Pass Through
	Certificates K035	3.458%	8/25/23	1,400	1,462
[5,7]	FHLMC Multifamily Structured Pass Through
	Certificates K036	3.527%	10/25/23	1,375	1,443
[5,7]	FHLMC Multifamily Structured Pass Through
	Certificates K038	2.604%	10/25/23	420	428
[5,7]	FHLMC Multifamily Structured Pass Through
	Certificates K038	3.389%	3/25/24	1,475	1,530
[5,7]	FHLMC Multifamily Structured Pass Through
	Certificates K039	2.683%	12/25/23	300	305
[5,7]	FHLMC Multifamily Structured Pass Through
	Certificates K039	3.303%	7/25/24	850	870
[5,7]	FHLMC Multifamily Structured Pass Through
	Certificates K702	3.154%	2/25/18	1,800	1,879
[5,7]	FHLMC Multifamily Structured Pass Through
	Certificates K706	2.323%	10/25/18	375	380
[5,7]	FHLMC Multifamily Structured Pass Through
	Certificates K710	1.883%	5/25/19	100	99
[5,7]	FHLMC Multifamily Structured Pass Through
	Certificates K711	1.730%	7/25/19	225	220
[5,7]	FHLMC Multifamily Structured Pass Through
	Certificates K714	3.034%	10/25/20	550	569
[5,7]	FHLMC Multifamily Structured Pass Through
	Certificates K716	2.413%	1/25/21	300	307
[5,7]	FHLMC Multifamily Structured Pass Through
	Certificates K716	3.130%	6/25/21	1,050	1,087
[5,7]	FHLMC Multifamily Structured Pass Through
	Certificates_K005	3.484%	4/25/19	974	1,020
[5,7]	FHLMC Multifamily Structured Pass Through
	Certificates_K006-A1	3.398%	7/25/19	714	755
[5,7]	FHLMC Multifamily Structured Pass Through
	Certificates_K007-A1	3.342%	12/25/19	536	559
[5,7]	FHLMC Multifamily Structured Pass Through
	Certificates_K009-A1	2.757%	5/25/20	929	959
[5,7]	FHLMC Multifamily Structured Pass Through
	Certificates_K708-A1	1.670%	10/25/18	290	293
[5,7]	FHLMC Multifamily Structured Pass Through
	Certificates_K711-A1	1.321%	12/25/18	1,062	1,064
[5,7]	FHLMC Multifamily Structures Pass Through
	Certificates_FHMS-K715	2.856%	1/25/21	475	486
7	Fifth Third Auto 2014-1	0.680%	4/16/18	275	274
7	Fifth Third Auto 2014-1	1.140%	10/15/20	175	174
7	Fifth Third Auto 2014-2	0.890%	11/15/18	175	175
7	Fifth Third Auto 2014-2	1.380%	12/15/20	100	100
7	Ford Credit Auto Lease Trust 2014-A	0.680%	4/15/17	175	175
7	Ford Credit Auto Lease Trust 2014-A	0.900%	6/15/17	75	75
7	Ford Credit Auto Lease Trust 2014-A	1.160%	8/15/17	125	126
7	Ford Credit Auto Lease Trust 2014-B	0.890%	9/15/17	225	225
7	Ford Credit Auto Owner Trust 2011-A	1.650%	5/15/16	27	28

7 Ford Credit Auto Owner Trust 2012-A	1.150%	6/15/17	400	402
7 Ford Credit Auto Owner Trust 2012-B	0.720%	12/15/16	37	37
7 Ford Credit Auto Owner Trust 2013-A	0.550%	7/15/17	262	262
7 Ford Credit Auto Owner Trust 2013-B	0.570%	10/15/17	330	330
7 Ford Credit Auto Owner Trust 2013-B	0.760%	8/15/18	170	169
7 Ford Credit Auto Owner Trust 2013-C	0.820%	12/15/17	249	250
7 Ford Credit Auto Owner Trust 2013-C	1.250%	10/15/18	83	83
7 Ford Credit Auto Owner Trust 2013-D	0.670%	4/15/18	500	500
7 Ford Credit Auto Owner Trust 2013-D	1.110%	2/15/19	100	99
7 Ford Credit Auto Owner Trust 2014-A	0.790%	5/15/18	500	501
7 Ford Credit Auto Owner Trust 2014-A	1.290%	4/15/19	100	100
7 Ford Credit Auto Owner Trust 2014-B	0.900%	10/15/18	375	374
7 Ford Credit Auto Owner Trust 2014-B	1.420%	8/15/19	75	75
7 Ford Credit Floorplan Master Owner Trust A
Series 2013-5	1.500%	9/15/18	350	353
7 Ford Credit Floorplan Master Owner Trust A
Series 2014-1	1.200%	2/15/19	450	450
7 Ford Credit Floorplan Master Owner Trust A
Series 2014-4	1.400%	8/15/19	850	846
7 GE Capital Credit Card Master Note Trust
Series 2012-7	1.760%	9/15/22	409	398
7 GE Commercial Mortgage Corp. Series 2005-
C3 Trust	4.974%	7/10/45	315	322
7 GE Commercial Mortgage Corp. Series 2006-
C1 Trust	5.451%	3/10/44	325	346
7 GE Commercial Mortgage Corp. Series 2006-
C1 Trust	5.451%	3/10/44	919	961
7 GE Commercial Mortgage Corp. Series 2007-
C1 Trust	5.543%	12/10/49	850	916
7 GMAC Commercial Mortgage Securities Inc.
Series 2004-C3 Trust	4.864%	12/10/41	336	337
7 GMAC Commercial Mortgage Securities Inc.
Series 2005-C1 Trust	4.754%	5/10/43	275	281
7 GS Mortgage Securities Trust 2006-GG6	5.553%	4/10/38	1,445	1,506
7 GS Mortgage Securities Trust 2006-GG6	5.622%	4/10/38	250	263
7 GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	145	152
7 GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	750	772
7 GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	440	450
7 GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	325	316
7 GS Mortgage Securities Trust 2013-GC10	2.943%	2/10/46	246	241
7 GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	92	91
7 GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	275	272
GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	118	116
7 GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	191	197
7 GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	135	142
7 GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	675	724
7 GS Mortgage Securities Trust 2013-GCJ16	3.033%	11/10/46	210	217
7 GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	100	105
7 GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	125	134
7 GS Mortgage Securities Trust 2014-GC18	1.298%	1/10/47	455	453
7 GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	825	866
7 GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	275	291
7 GS Mortgage Securities Trust 2014-GC18	3.467%	6/10/47	175	179
7 GS Mortgage Securities Trust 2014-GC18	3.862%	6/10/47	150	155
7 GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	475	492
7 GS Mortgage Securities Trust 2014-GC24	4.507%	9/10/47	125	130
7 Honda Auto Receivables 2012-4 Owner Trust	0.660%	12/18/18	325	325

7 Honda Auto Receivables 2013-1 Owner Trust	0.480%	11/21/16	331	331
7 Honda Auto Receivables 2013-1 Owner Trust	0.620%	3/21/19	287	286
7 Honda Auto Receivables 2013-2 Owner Trust	0.530%	2/16/17	111	111
7 Honda Auto Receivables 2013-2 Owner Trust	0.660%	6/17/19	111	110
7 Honda Auto Receivables 2013-4 Owner Trust	0.690%	9/18/17	150	150
7 Honda Auto Receivables 2013-4 Owner Trust	1.040%	2/18/20	150	150
7 Honda Auto Receivables 2014-1 Owner Trust	0.670%	11/21/17	270	269
7 Honda Auto Receivables 2014-1 Owner Trust	1.040%	2/21/20	135	134
7 Honda Auto Receivables 2014-2 Owner Trust	0.770%	3/19/18	200	199
7 Honda Auto Receivables 2014-2 Owner Trust	1.180%	5/18/20	100	100
7 Honda Auto Receivables 2014-3 Owner Trust	0.880%	6/15/18	375	373
7 Honda Auto Receivables 2014-3 Owner Trust	1.310%	10/15/20	225	224
7 Hyundai Auto Receivables Trust 2012-C	0.730%	6/15/18	200	199
7 Hyundai Auto Receivables Trust 2013-A	0.560%	7/17/17	185	185
7 Hyundai Auto Receivables Trust 2013-A	0.750%	9/17/18	308	307
7 Hyundai Auto Receivables Trust 2013-B	0.710%	9/15/17	325	325
7 Hyundai Auto Receivables Trust 2013-B	1.010%	2/15/19	175	175
7 Hyundai Auto Receivables Trust 2013-C	1.010%	2/15/18	865	868
7 Hyundai Auto Receivables Trust 2013-C	1.550%	3/15/19	320	323
7 Hyundai Auto Receivables Trust 2014-A	0.790%	7/16/18	201	200
7 Hyundai Auto Receivables Trust 2014-B	0.900%	12/17/18	350	349
7 Hyundai Auto Receivables Trust 2014-B	1.460%	11/15/19	90	90
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-CIBC11	5.560%	8/12/37	144	146
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-CIBC13	5.461%	1/12/43	125	130
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP2	4.780%	7/15/42	346	353
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP4	4.918%	10/15/42	930	957
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP5	5.404%	12/15/44	438	455
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP5	5.446%	12/15/44	175	185
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP5	5.525%	12/15/44	70	73
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC14	5.616%	12/12/44	150	158
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC16	5.593%	5/12/45	569	611
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP6	5.475%	4/15/43	336	353
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP7	6.058%	4/15/45	1,770	1,872
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP7	6.058%	4/15/45	180	193
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP8	5.440%	5/15/45	225	241
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC18	5.440%	6/12/47	851	915
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC20	5.794%	2/12/51	1,515	1,664
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC20	6.082%	2/12/51	295	327
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-LDP11	5.981%	6/15/49	575	623

7 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-LDP12	5.882%	2/15/51	1,675	1,827
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6	3.507%	5/15/45	550	568
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8	2.829%	10/15/45	1,735	1,699
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-CIBX	3.483%	6/15/45	433	446
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.142%	12/15/47	146	145
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.372%	12/15/47	109	108
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.674%	12/15/46	150	156
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.881%	12/15/46	200	208
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.166%	12/15/46	300	319
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.517%	12/15/46	150	161
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	5.111%	12/15/46	150	162
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	173	169
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	2.872%	7/15/47	175	179
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	3.805%	7/15/47	75	77
7 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	122	126
7 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.162%	7/15/45	81	85
7 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	240	252
7 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	790	838
7 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.409%	8/15/46	220	234
7 JPMBB Commercial Mortgage Securities
Trust 2013-C15	1.233%	11/15/45	133	133
7 JPMBB Commercial Mortgage Securities
Trust 2013-C15	2.977%	11/15/45	680	701
7 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	65	68
7 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	435	462
7 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.420%	11/15/45	275	293
7 JPMBB Commercial Mortgage Securities
Trust 2013-C17	3.003%	1/15/47	250	257
7 JPMBB Commercial Mortgage Securities
Trust 2013-C17	3.705%	1/15/47	188	196
7 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.199%	1/15/47	625	667
7 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.458%	1/15/47	125	133

7 JPMBB Commercial Mortgage Securities
Trust 2013-C17	5.050%	1/15/47	188	202
7 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	474	500
7 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	93	99
7 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.969%	2/15/47	113	122
7 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.046%	4/15/47	175	180
7 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.669%	4/15/47	225	233
7 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.996%	4/15/47	225	236
7 JPMBB Commercial Mortgage Securities
Trust 2014-C19	4.243%	4/15/47	175	183
7 JPMBB Commercial Mortgage Securities
Trust 2014-C19	4.110%	9/15/47	175	181
7 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.428%	8/15/47	109	112
7 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.775%	8/15/47	100	103
7 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.996%	8/15/47	75	77
7 JPMBB Commercial Mortgage Securities
Trust 2014-C22	3.801%	9/15/47	650	669
7 JPMBB Commercial Mortgage Securities
Trust 2014-C23	3.934%	9/15/47	319	331
7 JPMBB Commercial Mortgage Securities
Trust 2014-C23	4.202%	9/15/47	188	195
7 LB-UBS Commercial Mortgage Trust 2005-C1	4.742%	2/15/30	147	148
7 LB-UBS Commercial Mortgage Trust 2005-C2	5.150%	4/15/30	665	675
7 LB-UBS Commercial Mortgage Trust 2005-C5	5.057%	9/15/40	75	77
7 LB-UBS Commercial Mortgage Trust 2005-C7	5.197%	11/15/30	2,310	2,358
7 LB-UBS Commercial Mortgage Trust 2006-C1	5.217%	2/15/31	303	318
7 LB-UBS Commercial Mortgage Trust 2006-C3	5.661%	3/15/39	2,173	2,283
7 LB-UBS Commercial Mortgage Trust 2006-C6	5.372%	9/15/39	965	1,032
7 LB-UBS Commercial Mortgage Trust 2006-C6	5.413%	9/15/39	250	269
7 LB-UBS Commercial Mortgage Trust 2006-C7	5.347%	11/15/38	300	323
7 LB-UBS Commercial Mortgage Trust 2006-C7	5.378%	11/15/38	180	193
7 LB-UBS Commercial Mortgage Trust 2007-C1	5.424%	2/15/40	747	802
7 LB-UBS Commercial Mortgage Trust 2007-C2	5.430%	2/15/40	1,150	1,242
7 LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	854	949
7 LB-UBS Commercial Mortgage Trust 2008-C1	6.320%	4/15/41	1,225	1,371
7 Mercedes-Benz Auto Lease Trust 2013-B	0.760%	7/15/19	100	100
7 Mercedes-Benz Auto Lease Trust 2014-A	0.900%	12/16/19	300	298
7 Mercedes-Benz Auto Receivables Trust 2013-
1	0.780%	8/15/17	83	83
7 Mercedes-Benz Auto Receivables Trust 2013-
1	1.130%	11/15/19	83	83
7 Mercedes-Benz Auto Receivables Trust 2014-
1	0.870%	10/15/18	200	199
7 Mercedes-Benz Auto Receivables Trust 2014-
1	1.310%	11/16/20	75	75
7 Merrill Lynch Mortgage Trust 2005-CIP1	5.107%	7/12/38	140	145
7 Merrill Lynch Mortgage Trust 2005-LC1	5.291%	1/12/44	1,779	1,849
7 Merrill Lynch Mortgage Trust 2005-MCP1	4.747%	6/12/43	937	952

7 Merrill Lynch Mortgage Trust 2006-C1	5.862%	5/12/39	1,735	1,839
7 Merrill Lynch Mortgage Trust 2006-C1	5.862%	5/12/39	100	107
7 Merrill Lynch Mortgage Trust 2006-C2	5.782%	8/12/43	245	263
7 Merrill Lynch Mortgage Trust 2007-C1	6.028%	6/12/50	1,895	2,086
7 Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	1,314	1,445
7 ML-CFC Commercial Mortgage Trust 2006-2	6.066%	6/12/46	889	944
7 ML-CFC Commercial Mortgage Trust 2006-3	5.456%	7/12/46	160	171
7 ML-CFC Commercial Mortgage Trust 2006-4	5.204%	12/12/49	275	297
7 ML-CFC Commercial Mortgage Trust 2007-5	5.378%	8/12/48	1,635	1,745
7 ML-CFC Commercial Mortgage Trust 2007-9	5.700%	9/12/49	517	570
7 Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5	3.176%	8/15/45	175	176
7 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C10	4.218%	7/15/46	2,000	2,128
7 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11	4.365%	8/15/46	240	257
7 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11	4.565%	8/15/46	120	128
7 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12	3.001%	10/15/46	320	330
7 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12	4.259%	10/15/46	445	477
7 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C13	2.936%	11/15/46	150	154
7 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C13	4.039%	11/15/46	300	314
7 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C13	4.907%	11/15/46	150	161
7 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	2.918%	2/15/46	179	175
7 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	3.214%	2/15/46	36	36
7 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.134%	12/15/48	225	223
7 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.376%	12/15/48	100	99
7 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.102%	5/15/46	150	148
7 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.456%	5/15/46	125	124
7 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	1.250%	2/15/47	140	139
7 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	2.916%	2/15/47	175	179
7 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	3.669%	2/15/47	375	391
7 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	4.064%	2/15/47	375	393
7 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	4.806%	2/15/47	150	159
7 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	2.849%	6/15/47	75	77
7 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	3.477%	6/15/47	75	77
7 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	3.892%	6/15/47	325	336

7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.484%	6/15/47	125	129
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C18	3.194%	10/15/47	400	412
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C18	3.923%	10/15/47	100	103
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C18	4.446%	10/15/47	125	129
7	Morgan Stanley Capital I Trust 2005-HQ5	5.168%	1/14/42	229	230
7	Morgan Stanley Capital I Trust 2005-HQ6	4.989%	8/13/42	1,715	1,745
7	Morgan Stanley Capital I Trust 2005-HQ6	5.073%	8/13/42	180	185
7	Morgan Stanley Capital I Trust 2005-HQ7	5.380%	11/14/42	841	863
7	Morgan Stanley Capital I Trust 2005-IQ10	5.230%	9/15/42	1,084	1,113
7	Morgan Stanley Capital I Trust 2005-IQ9	4.770%	7/15/56	170	171
7	Morgan Stanley Capital I Trust 2005-TOP17	4.780%	12/13/41	105	105
7	Morgan Stanley Capital I Trust 2005-TOP17	4.840%	12/13/41	65	66
7	Morgan Stanley Capital I Trust 2005-TOP19	4.985%	6/12/47	430	439
7	Morgan Stanley Capital I Trust 2006-HQ10	5.328%	11/12/41	1,856	1,994
7	Morgan Stanley Capital I Trust 2006-HQ10	5.360%	11/12/41	375	403
7	Morgan Stanley Capital I Trust 2006-HQ8	5.596%	3/12/44	1,026	1,065
7	Morgan Stanley Capital I Trust 2006-HQ8	5.645%	3/12/44	375	395
7	Morgan Stanley Capital I Trust 2006-HQ9	5.773%	7/12/44	250	268
7	Morgan Stanley Capital I Trust 2006-HQ9	5.793%	7/12/44	225	238
7	Morgan Stanley Capital I Trust 2006-IQ11	5.829%	10/15/42	715	744
7	Morgan Stanley Capital I Trust 2006-IQ11	5.833%	10/15/42	30	32
7	Morgan Stanley Capital I Trust 2006-IQ11	5.833%	10/15/42	200	209
7	Morgan Stanley Capital I Trust 2006-IQ12	5.332%	12/15/43	644	693
7	Morgan Stanley Capital I Trust 2006-IQ12	5.370%	12/15/43	150	161
7	Morgan Stanley Capital I Trust 2006-TOP21	5.204%	10/12/52	550	575
7	Morgan Stanley Capital I Trust 2006-TOP23	5.984%	8/12/41	110	119
7	Morgan Stanley Capital I Trust 2007-IQ14	5.654%	4/15/49	39	40
7	Morgan Stanley Capital I Trust 2007-IQ14	5.692%	4/15/49	1,385	1,509
7	Morgan Stanley Capital I Trust 2007-IQ16	5.809%	12/12/49	1,462	1,596
7	Morgan Stanley Capital I Trust 2007-IQ16	6.293%	12/12/49	225	250
7	Morgan Stanley Capital I Trust 2007-TOP25	5.544%	11/12/49	340	366
7	Morgan Stanley Capital I Trust 2007-TOP27	5.831%	6/11/42	1,195	1,311
7	Morgan Stanley Capital I Trust 2007-TOP27	5.831%	6/11/42	300	330
7	Morgan Stanley Capital I Trust 2008-TOP29	6.455%	1/11/43	635	715
7	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	650	657
7	Nissan Auto Receivables 2012-B Owner Trust	0.660%	12/17/18	295	294
7	Nissan Auto Receivables 2013-A Owner Trust	0.500%	5/15/17	299	299
7	Nissan Auto Receivables 2013-A Owner Trust	0.750%	7/15/19	675	671
7	Nissan Auto Receivables 2013-B Owner Trust	0.840%	11/15/17	165	165
7	Nissan Auto Receivables 2013-B Owner Trust	1.310%	10/15/19	120	120
7	Nissan Auto Receivables 2013-C Owner Trust	0.670%	8/15/18	300	299
7	Nissan Auto Receivables 2013-C Owner Trust	1.300%	6/15/20	225	224
7	Nissan Auto Receivables 2014-A Owner Trust	0.720%	8/15/18	175	174
7	Nissan Auto Receivables 2014-A Owner Trust	1.340%	8/17/20	200	199
7	PSE&G Transition Funding LLC Series 2001-
	1	6.890%	12/15/17	2,105	2,199
10	Royal Bank of Canada	3.125%	4/14/15	425	431
7	Royal Bank of Canada	0.625%	12/5/16	500	500
7	Royal Bank of Canada	1.200%	9/19/18	850	844
7	Royal Bank of Canada	2.000%	10/1/19	2,000	2,008
7	Santander Drive Auto Receivables Trust
	2013-1	0.620%	6/15/17	184	184

7 Santander Drive Auto Receivables Trust
2013-2	0.700%	9/15/17	292	292
7 Santander Drive Auto Receivables Trust
2013-3	0.700%	10/16/17	195	195
7 Santander Drive Auto Receivables Trust
2013-4	1.110%	12/15/17	150	150
7 Santander Drive Auto Receivables Trust
2013-4	0.870%	1/16/18	300	298
7 Santander Drive Auto Receivables Trust
2013-4	1.590%	10/15/18	300	300
7 Santander Drive Auto Receivables Trust
2014-2	0.800%	4/16/18	100	99
7 Santander Drive Auto Receivables Trust
2014-3	0.810%	7/16/18	75	75
7 Santander Drive Auto Receivables Trust
2014-4	1.080%	9/17/18	200	200
7 TIAA Seasoned Commercial Mortgage Trust
2007-C4	5.573%	8/15/39	160	166
7 Toyota Auto Receivables 2012-A Owner Trust	0.990%	8/15/17	633	636
7 Toyota Auto Receivables 2013-A Owner Trust	0.550%	1/17/17	70	70
7 Toyota Auto Receivables 2013-A Owner Trust	0.690%	11/15/18	145	145
7 Toyota Auto Receivables 2014-A Owner Trust	0.670%	12/15/17	325	323
7 Toyota Auto Receivables 2014-A Owner Trust	1.180%	6/17/19	100	100
7 Toyota Auto Receivables 2014-B Owner Trust	0.760%	3/15/18	100	100
7 Toyota Auto Receivables 2014-B Owner Trust	1.310%	9/16/19	100	100
7 UBS-Barclays Commercial Mortgage Trust
2013-C5	3.185%	3/10/46	290	289
7 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.244%	4/10/46	175	174
7 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.469%	4/10/46	75	75
7 USAA Auto Owner Trust 2014-1	0.580%	12/15/17	150	149
7 USAA Auto Owner Trust 2014-1	0.940%	5/15/19	75	74
7 Volkswagen Auto Lease Trust	0.800%	4/20/17	120	119
7 Volkswagen Auto Lease Trust	0.990%	7/20/18	120	119
7 Volkswagen Auto Loan Enhanced Trust 2012-
1	1.150%	7/20/18	724	728
7 Volkswagen Auto Loan Enhanced Trust 2013-
2	0.700%	4/20/18	150	149
7 Volkswagen Auto Loan Enhanced Trust 2013-
2	1.160%	3/20/20	75	74
7 Volkswagen Auto Loan Enhanced Trust 2014-
1	0.910%	10/22/18	250	249
7 Volkswagen Auto Loan Enhanced Trust 2014-
1	1.450%	9/21/20	225	224
7 Wachovia Bank Commercial Mortgage Trust
Series 2004-C15	4.803%	10/15/41	184	184
7 Wachovia Bank Commercial Mortgage Trust
Series 2005-C17	5.083%	3/15/42	295	298
7 Wachovia Bank Commercial Mortgage Trust
Series 2005-C17	5.224%	3/15/42	125	127
7 Wachovia Bank Commercial Mortgage Trust
Series 2005-C19	4.699%	5/15/44	952	970
7 Wachovia Bank Commercial Mortgage Trust
Series 2005-C19	4.750%	5/15/44	65	67
7 Wachovia Bank Commercial Mortgage Trust
Series 2005-C19	4.793%	5/15/44	150	153

7 Wachovia Bank Commercial Mortgage Trust
Series 2005-C20	5.118%	7/15/42	665	682
7 Wachovia Bank Commercial Mortgage Trust
Series 2005-C21	5.414%	10/15/44	856	882
7 Wachovia Bank Commercial Mortgage Trust
Series 2005-C21	5.414%	10/15/44	60	62
7 Wachovia Bank Commercial Mortgage Trust
Series 2005-C22	5.449%	12/15/44	1,481	1,533
7 Wachovia Bank Commercial Mortgage Trust
Series 2005-C22	5.499%	12/15/44	50	52
7 Wachovia Bank Commercial Mortgage Trust
Series 2006-C25	5.896%	5/15/43	678	714
7 Wachovia Bank Commercial Mortgage Trust
Series 2006-C26	6.170%	6/15/45	121	130
7 Wachovia Bank Commercial Mortgage Trust
Series 2006-C27	5.765%	7/15/45	782	827
7 Wachovia Bank Commercial Mortgage Trust
Series 2006-C29	5.339%	11/15/48	375	404
7 Wells Fargo Commercial Mortgage Trust
2012-LC5	2.918%	10/15/45	225	222
7 Wells Fargo Commercial Mortgage Trust
2014-LC16	2.819%	8/15/50	125	127
7 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.477%	8/15/50	100	103
7 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.817%	8/15/50	300	309
7 Wells Fargo Commercial Mortgage Trust
2014-LC16	4.020%	8/15/50	50	51
7 WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	450	462
7 WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	300	306
7 WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	250	262
7 WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	175	174
7 WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	365	358
7 WFRBS Commercial Mortgage Trust 2013-
C11	3.071%	3/15/45	251	247
7 WFRBS Commercial Mortgage Trust 2013-
C12	3.198%	3/15/48	109	108
7 WFRBS Commercial Mortgage Trust 2013-
C12	3.560%	3/15/48	52	52
7 WFRBS Commercial Mortgage Trust 2013-
C13	3.001%	5/15/45	222	217
7 WFRBS Commercial Mortgage Trust 2013-
C13	3.345%	5/15/45	44	43
7 WFRBS Commercial Mortgage Trust 2013-
C14	3.337%	6/15/46	400	400
7 WFRBS Commercial Mortgage Trust 2013-
C14	3.488%	6/15/46	200	200
7 WFRBS Commercial Mortgage Trust 2013-
C15	3.720%	8/15/46	160	167
7 WFRBS Commercial Mortgage Trust 2013-
C15	4.153%	8/15/46	650	690
7 WFRBS Commercial Mortgage Trust 2013-
C15	4.358%	8/15/46	160	170
7 WFRBS Commercial Mortgage Trust 2013-
C16	3.223%	9/15/46	290	302
7 WFRBS Commercial Mortgage Trust 2013-
C16	3.963%	9/15/46	180	191

7 WFRBS Commercial Mortgage Trust 2013-
C16	4.415%	9/15/46	180	195
7 WFRBS Commercial Mortgage Trust 2013-
C16	4.668%	9/15/46	290	315
7 WFRBS Commercial Mortgage Trust 2013-
C17	2.921%	12/15/46	100	102
7 WFRBS Commercial Mortgage Trust 2013-
C17	3.558%	12/15/46	100	103
7 WFRBS Commercial Mortgage Trust 2013-
C17	4.023%	12/15/46	100	105
7 WFRBS Commercial Mortgage Trust 2013-
C17	4.255%	12/15/46	100	105
7 WFRBS Commercial Mortgage Trust 2013-
C17	4.788%	12/15/46	100	107
7 WFRBS Commercial Mortgage Trust 2013-
C18	3.027%	12/15/46	100	103
7 WFRBS Commercial Mortgage Trust 2013-
C18	3.651%	12/15/46	200	208
7 WFRBS Commercial Mortgage Trust 2013-
C18	4.162%	12/15/46	1,436	1,529
7 WFRBS Commercial Mortgage Trust 2013-
C18	4.387%	12/15/46	50	53
7 WFRBS Commercial Mortgage Trust 2013-
C18	4.829%	12/15/46	75	80
7 WFRBS Commercial Mortgage Trust 2013-
UBS1	2.927%	3/15/46	250	257
7 WFRBS Commercial Mortgage Trust 2013-
UBS1	3.591%	3/15/46	150	155
7 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.079%	3/15/46	175	185
7 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.787%	3/15/46	50	54
7 WFRBS Commercial Mortgage Trust 2014-
C19	1.233%	3/15/47	69	69
7 WFRBS Commercial Mortgage Trust 2014-
C19	3.618%	3/15/47	50	52
7 WFRBS Commercial Mortgage Trust 2014-
C19	3.660%	3/15/47	75	78
7 WFRBS Commercial Mortgage Trust 2014-
C19	4.101%	3/15/47	175	185
7 WFRBS Commercial Mortgage Trust 2014-
C19	4.723%	3/15/47	50	53
7 WFRBS Commercial Mortgage Trust 2014-
C20	3.036%	5/15/47	100	103
7 WFRBS Commercial Mortgage Trust 2014-
C20	3.638%	5/15/47	100	104
7 WFRBS Commercial Mortgage Trust 2014-
C20	3.995%	5/15/47	125	131
7 WFRBS Commercial Mortgage Trust 2014-
C20	4.176%	5/15/47	125	130
7 WFRBS Commercial Mortgage Trust 2014-
C21	3.678%	8/15/47	425	434
7 WFRBS Commercial Mortgage Trust 2014-
C22	3.752%	9/15/57	600	614
7 WFRBS Commercial Mortgage Trust 2014-
C22	4.371%	9/15/57	100	102

7 WFRBS Commercial Mortgage Trust 2014-
C23	3.636%	10/15/57	99	102
7 WFRBS Commercial Mortgage Trust 2014-
C23	3.917%	10/15/57	125	129
7 WFRBS Commercial Mortgage Trust 2014-
C23	4.210%	10/15/57	75	77
7 WFRBS Commercial Mortgage Trust 2014-
LC14	1.193%	3/15/47	219	218
7 WFRBS Commercial Mortgage Trust 2014-
LC14	2.862%	3/15/47	120	123
7 WFRBS Commercial Mortgage Trust 2014-
LC14	3.522%	3/15/47	300	310
7 WFRBS Commercial Mortgage Trust 2014-
LC14	4.045%	3/15/47	725	758
7 WFRBS Commercial Mortgage Trust 2014-
LC14	4.351%	3/15/47	300	317
7 World Omni Auto Receivables Trust 2012-B	0.810%	1/15/19	200	199
7 World Omni Auto Receivables Trust 2013-B	0.830%	8/15/18	150	151
7 World Omni Auto Receivables Trust 2013-B	1.320%	1/15/20	75	75
7 World Omni Auto Receivables Trust 2014-A	0.940%	4/15/19	200	199
7 World Omni Auto Receivables Trust 2014-A	1.530%	6/15/20	200	199
7 World Omni Automobile Lease Securitization
Trust 2013-A	1.100%	12/15/16	210	211
7 World Omni Automobile Lease Securitization
Trust 2014-A	1.160%	9/15/17	200	200
7 World Omni Automobile Lease Securitization
Trust 2014-A	1.370%	1/15/20	50	50
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $281,098)				289,028
Corporate Bonds (10.3%)
Finance (3.3%)
Banking (2.2%)
Abbey National Treasury Services plc	4.000%	4/27/16	665	696
Abbey National Treasury Services plc	1.375%	3/13/17	800	799
Abbey National Treasury Services plc	3.050%	8/23/18	525	544
Abbey National Treasury Services plc	2.350%	9/10/19	675	668
Abbey National Treasury Services plc	4.000%	3/13/24	700	710
American Express Bank FSB	6.000%	9/13/17	225	253
American Express Centurion Bank	5.950%	6/12/17	75	84
American Express Centurion Bank	6.000%	9/13/17	1,750	1,970
American Express Co.	5.500%	9/12/16	350	380
American Express Co.	6.150%	8/28/17	535	602
American Express Co.	7.000%	3/19/18	2,200	2,562
American Express Co.	2.650%	12/2/22	1,472	1,423
American Express Co.	4.050%	12/3/42	121	114
7 American Express Co.	6.800%	9/1/66	450	480
American Express Credit Corp.	2.750%	9/15/15	985	1,006
American Express Credit Corp.	1.300%	7/29/16	275	276
American Express Credit Corp.	2.800%	9/19/16	425	439
American Express Credit Corp.	2.375%	3/24/17	825	845
American Express Credit Corp.	1.125%	6/5/17	700	695
American Express Credit Corp.	2.125%	7/27/18	550	554
American Express Credit Corp.	2.125%	3/18/19	2,200	2,190
Associates Corp. of North America	6.950%	11/1/18	500	587
Australia & New Zealand Banking Group Ltd.	0.900%	2/12/16	475	477
Australia & New Zealand Banking Group Ltd.	1.250%	6/13/17	150	150
Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	250	252
Australia & New Zealand Banking Group Ltd.	1.450%	5/15/18	1,650	1,625

Australia & New Zealand Banking Group Ltd.	2.250%	6/13/19	300	298
Bank of America Corp.	3.700%	9/1/15	1,030	1,057
Bank of America Corp.	1.500%	10/9/15	900	906
Bank of America Corp.	5.250%	12/1/15	275	288
Bank of America Corp.	1.250%	1/11/16	700	703
Bank of America Corp.	3.625%	3/17/16	275	285
Bank of America Corp.	6.050%	5/16/16	1,095	1,176
Bank of America Corp.	3.750%	7/12/16	1,030	1,075
Bank of America Corp.	6.500%	8/1/16	1,370	1,495
Bank of America Corp.	5.750%	8/15/16	275	296
Bank of America Corp.	7.800%	9/15/16	300	336
Bank of America Corp.	5.625%	10/14/16	1,525	1,656
Bank of America Corp.	1.350%	11/21/16	400	401
Bank of America Corp.	5.420%	3/15/17	775	839
Bank of America Corp.	3.875%	3/22/17	1,750	1,843
Bank of America Corp.	5.700%	5/2/17	715	782
Bank of America Corp.	1.700%	8/25/17	600	598
Bank of America Corp.	6.400%	8/28/17	1,370	1,542
Bank of America Corp.	6.000%	9/1/17	250	279
Bank of America Corp.	5.750%	12/1/17	895	995
Bank of America Corp.	2.000%	1/11/18	2,650	2,635
Bank of America Corp.	6.875%	4/25/18	2,330	2,694
Bank of America Corp.	5.650%	5/1/18	6,450	7,175
Bank of America Corp.	2.600%	1/15/19	5,900	5,884
Bank of America Corp.	5.490%	3/15/19	200	221
Bank of America Corp.	2.650%	4/1/19	2,450	2,441
Bank of America Corp.	7.625%	6/1/19	1,124	1,358
Bank of America Corp.	5.625%	7/1/20	1,460	1,649
Bank of America Corp.	5.875%	1/5/21	145	166
Bank of America Corp.	5.000%	5/13/21	205	226
Bank of America Corp.	5.700%	1/24/22	500	569
Bank of America Corp.	3.300%	1/11/23	2,400	2,333
Bank of America Corp.	4.125%	1/22/24	1,400	1,424
Bank of America Corp.	4.000%	4/1/24	1,350	1,363
Bank of America Corp.	6.110%	1/29/37	535	612
Bank of America Corp.	7.750%	5/14/38	2,340	3,245
Bank of America Corp.	5.875%	2/7/42	1,150	1,362
Bank of America Corp.	5.000%	1/21/44	2,200	2,303
Bank of America Corp.	4.875%	4/1/44	550	569
Bank of America NA	1.125%	11/14/16	825	825
Bank of America NA	5.300%	3/15/17	1,675	1,814
Bank of America NA	6.100%	6/15/17	350	390
Bank of America NA	6.000%	10/15/36	350	423
Bank of Montreal	0.800%	11/6/15	425	426
Bank of Montreal	1.300%	7/15/16	700	706
Bank of Montreal	2.500%	1/11/17	1,425	1,471
Bank of Montreal	1.300%	7/14/17	400	400
Bank of Montreal	1.450%	4/9/18	500	495
Bank of Montreal	2.375%	1/25/19	575	582
Bank of Montreal	2.550%	11/6/22	450	434
Bank of New York Mellon Corp.	0.700%	10/23/15	200	200
Bank of New York Mellon Corp.	2.500%	1/15/16	450	461
Bank of New York Mellon Corp.	2.300%	7/28/16	486	499
Bank of New York Mellon Corp.	2.400%	1/17/17	1,850	1,901
Bank of New York Mellon Corp.	1.969%	6/20/17	200	203
Bank of New York Mellon Corp.	1.300%	1/25/18	1,100	1,085
Bank of New York Mellon Corp.	2.100%	1/15/19	325	324

Bank of New York Mellon Corp.	2.200%	3/4/19	225	225
Bank of New York Mellon Corp.	5.450%	5/15/19	350	398
Bank of New York Mellon Corp.	2.300%	9/11/19	1,900	1,886
Bank of New York Mellon Corp.	4.600%	1/15/20	400	440
Bank of New York Mellon Corp.	3.550%	9/23/21	625	650
Bank of New York Mellon Corp.	3.650%	2/4/24	150	153
Bank of New York Mellon Corp.	3.250%	9/11/24	600	590
Bank of Nova Scotia	2.050%	10/7/15	125	127
Bank of Nova Scotia	0.750%	10/9/15	1,450	1,455
Bank of Nova Scotia	2.900%	3/29/16	105	108
Bank of Nova Scotia	1.375%	7/15/16	1,275	1,286
Bank of Nova Scotia	1.100%	12/13/16	1,100	1,102
Bank of Nova Scotia	2.550%	1/12/17	875	902
Bank of Nova Scotia	1.300%	7/21/17	425	423
Bank of Nova Scotia	1.375%	12/18/17	275	273
Bank of Nova Scotia	1.450%	4/25/18	1,625	1,603
Bank of Nova Scotia	2.050%	10/30/18	450	450
Bank of Nova Scotia	2.050%	6/5/19	550	544
Bank of Nova Scotia	2.125%	9/11/19	900	897
Bank of Nova Scotia	4.375%	1/13/21	105	115
Bank of Nova Scotia	2.800%	7/21/21	475	471
Barclays Bank plc	5.000%	9/22/16	385	414
Barclays Bank plc	6.750%	5/22/19	1,385	1,646
Barclays Bank plc	5.125%	1/8/20	1,260	1,403
Barclays Bank plc	5.140%	10/14/20	105	114
Barclays Bank plc	3.750%	5/15/24	1,300	1,292
BB&T Corp.	5.200%	12/23/15	205	216
BB&T Corp.	3.200%	3/15/16	185	191
BB&T Corp.	3.950%	4/29/16	1,250	1,313
BB&T Corp.	2.150%	3/22/17	450	458
BB&T Corp.	1.450%	1/12/18	550	544
BB&T Corp.	2.050%	6/19/18	350	351
BB&T Corp.	2.250%	2/1/19	200	200
BB&T Corp.	6.850%	4/30/19	1,250	1,491
BBVA US Senior SAU	4.664%	10/9/15	1,225	1,270
Bear Stearns Cos. LLC	5.300%	10/30/15	985	1,033
Bear Stearns Cos. LLC	6.400%	10/2/17	1,300	1,472
Bear Stearns Cos. LLC	7.250%	2/1/18	1,085	1,262
BNP Paribas SA	3.600%	2/23/16	855	886
BNP Paribas SA	1.250%	12/12/16	1,650	1,654
BNP Paribas SA	2.375%	9/14/17	775	789
BNP Paribas SA	2.700%	8/20/18	150	153
BNP Paribas SA	2.400%	12/12/18	875	878
BNP Paribas SA	2.450%	3/17/19	1,200	1,206
BNP Paribas SA	5.000%	1/15/21	2,810	3,129
BNP Paribas SA	3.250%	3/3/23	675	665
BPCE SA	1.625%	2/10/17	750	757
BPCE SA	2.500%	12/10/18	650	653
BPCE SA	2.500%	7/15/19	700	696
BPCE SA	4.000%	4/15/24	1,200	1,209
Branch Banking & Trust Co.	5.625%	9/15/16	350	379
Branch Banking & Trust Co.	1.450%	10/3/16	200	202
Branch Banking & Trust Co.	1.050%	12/1/16	1,475	1,475
Branch Banking & Trust Co.	1.350%	10/1/17	300	298
Branch Banking & Trust Co.	3.800%	10/30/26	1,400	1,393
Canadian Imperial Bank of Commerce	0.900%	10/1/15	350	351
Canadian Imperial Bank of Commerce	2.350%	12/11/15	95	97

Canadian Imperial Bank of Commerce	1.350%	7/18/16	850	859
Capital One Bank USA NA	1.150%	11/21/16	250	250
Capital One Bank USA NA	1.300%	6/5/17	550	546
Capital One Bank USA NA	1.500%	3/22/18	600	590
Capital One Bank USA NA	2.150%	11/21/18	300	298
Capital One Bank USA NA	2.300%	6/5/19	900	890
Capital One Bank USA NA	8.800%	7/15/19	625	796
Capital One Bank USA NA	2.400%	9/5/19	350	347
Capital One Bank USA NA	3.375%	2/15/23	1,140	1,116
Capital One Financial Corp.	3.150%	7/15/16	805	834
Capital One Financial Corp.	6.150%	9/1/16	175	191
Capital One Financial Corp.	5.250%	2/21/17	50	54
Capital One Financial Corp.	6.750%	9/15/17	130	148
Capital One Financial Corp.	2.450%	4/24/19	1,800	1,793
Capital One Financial Corp.	4.750%	7/15/21	280	305
Capital One Financial Corp.	3.500%	6/15/23	82	81
Capital One Financial Corp.	3.750%	4/24/24	1,000	1,004
Capital One NA	1.500%	9/5/17	300	299
[7,10] Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	1,700	2,014
Citigroup Inc.	4.587%	12/15/15	810	846
Citigroup Inc.	5.300%	1/7/16	275	290
Citigroup Inc.	1.250%	1/15/16	1,500	1,508
Citigroup Inc.	3.953%	6/15/16	435	457
Citigroup Inc.	5.850%	8/2/16	185	200
Citigroup Inc.	1.300%	11/15/16	3,600	3,602
Citigroup Inc.	4.450%	1/10/17	1,800	1,918
Citigroup Inc.	5.500%	2/15/17	115	125
Citigroup Inc.	1.550%	8/14/17	575	571
Citigroup Inc.	6.125%	11/21/17	3,490	3,937
Citigroup Inc.	6.125%	5/15/18	3,526	3,995
Citigroup Inc.	2.500%	9/26/18	1,825	1,837
Citigroup Inc.	2.550%	4/8/19	275	275
Citigroup Inc.	8.500%	5/22/19	2,525	3,156
Citigroup Inc.	2.500%	7/29/19	725	718
Citigroup Inc.	5.375%	8/9/20	1,195	1,351
Citigroup Inc.	4.050%	7/30/22	125	127
Citigroup Inc.	3.500%	5/15/23	475	456
Citigroup Inc.	3.875%	10/25/23	1,000	1,016
Citigroup Inc.	3.750%	6/16/24	725	722
Citigroup Inc.	4.000%	8/5/24	725	710
Citigroup Inc.	5.500%	9/13/25	1,125	1,224
Citigroup Inc.	6.625%	1/15/28	800	985
Citigroup Inc.	5.875%	2/22/33	520	583
Citigroup Inc.	6.000%	10/31/33	425	482
Citigroup Inc.	5.850%	12/11/34	167	194
Citigroup Inc.	6.125%	8/25/36	1,565	1,792
Citigroup Inc.	6.875%	3/5/38	1,742	2,287
Citigroup Inc.	8.125%	7/15/39	1,125	1,658
Citigroup Inc.	5.875%	1/30/42	125	150
Citigroup Inc.	5.300%	5/6/44	3,225	3,331
Comerica Bank	5.200%	8/22/17	300	329
Comerica Inc.	3.000%	9/16/15	375	383
Commonwealth Bank of Australia	1.950%	3/16/15	800	806
Commonwealth Bank of Australia	1.400%	9/8/17	850	847
Commonwealth Bank of Australia	1.900%	9/18/17	250	252
Commonwealth Bank of Australia	2.500%	9/20/18	900	918
Commonwealth Bank of Australia	2.250%	3/13/19	225	226

Commonwealth Bank of Australia	2.300%	9/6/19	500	496
Compass Bank	1.850%	9/29/17	225	225
Compass Bank	6.400%	10/1/17	150	165
Compass Bank	2.750%	9/29/19	225	225
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.125%	10/13/15	420	427
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.375%	1/19/17	1,175	1,233
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	1.700%	3/19/18	1,025	1,021
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.250%	1/14/19	1,000	1,007
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.500%	1/11/21	1,560	1,706
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.875%	2/8/22	1,225	1,285
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.950%	11/9/22	1,975	1,991
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.625%	12/1/23	1,675	1,737
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.250%	5/24/41	135	152
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.750%	12/1/43	700	794
Credit Suisse	1.375%	5/26/17	2,600	2,587
Credit Suisse	6.000%	2/15/18	975	1,090
Credit Suisse	2.300%	5/28/19	2,275	2,257
Credit Suisse	5.300%	8/13/19	475	537
Credit Suisse	5.400%	1/14/20	200	223
Credit Suisse	4.375%	8/5/20	865	937
Credit Suisse	3.625%	9/9/24	575	567
Credit Suisse USA Inc.	5.375%	3/2/16	120	128
Credit Suisse USA Inc.	5.850%	8/16/16	500	545
Credit Suisse USA Inc.	7.125%	7/15/32	465	635
Deutsche Bank AG	3.250%	1/11/16	805	828
Deutsche Bank AG	1.400%	2/13/17	200	200
Deutsche Bank AG	1.350%	5/30/17	1,300	1,291
Deutsche Bank AG	6.000%	9/1/17	2,360	2,643
Deutsche Bank AG	2.500%	2/13/19	725	730
Deutsche Bank AG	3.700%	5/30/24	875	868
7 Deutsche Bank AG	4.296%	5/24/28	850	813
Discover Bank	2.000%	2/21/18	1,100	1,095
Discover Bank	7.000%	4/15/20	250	296
Discover Bank	3.200%	8/9/21	350	344
Discover Bank	4.250%	3/13/26	1,125	1,152
Discover Financial Services	3.850%	11/21/22	225	226
Fifth Third Bancorp	3.500%	3/15/22	825	841
Fifth Third Bancorp	4.300%	1/16/24	975	1,007
Fifth Third Bancorp	8.250%	3/1/38	910	1,336
Fifth Third Bank	0.900%	2/26/16	300	300
Fifth Third Bank	1.150%	11/18/16	250	250
Fifth Third Bank	1.350%	6/1/17	300	299
Fifth Third Bank	2.375%	4/25/19	600	601
Fifth Third Bank	2.875%	10/1/21	450	443
First Horizon National Corp.	5.375%	12/15/15	1,050	1,100
First Niagara Financial Group Inc.	6.750%	3/19/20	75	86
FirstMerit Corp.	4.350%	2/4/23	125	130

Goldman Sachs Capital I	6.345%	2/15/34	900	1,023
Goldman Sachs Group Inc.	1.600%	11/23/15	400	403
Goldman Sachs Group Inc.	5.350%	1/15/16	200	211
Goldman Sachs Group Inc.	3.625%	2/7/16	8,515	8,798
Goldman Sachs Group Inc.	5.750%	10/1/16	520	564
Goldman Sachs Group Inc.	5.625%	1/15/17	830	901
Goldman Sachs Group Inc.	6.250%	9/1/17	645	724
Goldman Sachs Group Inc.	5.950%	1/18/18	2,285	2,558
Goldman Sachs Group Inc.	2.375%	1/22/18	1,225	1,237
Goldman Sachs Group Inc.	6.150%	4/1/18	100	113
Goldman Sachs Group Inc.	2.900%	7/19/18	3,950	4,046
Goldman Sachs Group Inc.	2.625%	1/31/19	2,000	1,995
Goldman Sachs Group Inc.	7.500%	2/15/19	1,420	1,695
Goldman Sachs Group Inc.	5.375%	3/15/20	1,195	1,331
Goldman Sachs Group Inc.	6.000%	6/15/20	1,615	1,854
Goldman Sachs Group Inc.	5.250%	7/27/21	1,675	1,856
Goldman Sachs Group Inc.	5.750%	1/24/22	3,925	4,462
Goldman Sachs Group Inc.	3.625%	1/22/23	1,000	993
Goldman Sachs Group Inc.	4.000%	3/3/24	1,400	1,407
Goldman Sachs Group Inc.	3.850%	7/8/24	1,325	1,322
Goldman Sachs Group Inc.	5.950%	1/15/27	1,480	1,688
Goldman Sachs Group Inc.	6.125%	2/15/33	1,320	1,580
Goldman Sachs Group Inc.	6.450%	5/1/36	1,125	1,310
Goldman Sachs Group Inc.	6.750%	10/1/37	2,045	2,435
Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	2,514
Goldman Sachs Group Inc.	4.800%	7/8/44	975	979
HSBC Bank USA NA	4.875%	8/24/20	950	1,051
HSBC Bank USA NA	5.875%	11/1/34	675	817
HSBC Bank USA NA	5.625%	8/15/35	625	733
HSBC Bank USA NA	7.000%	1/15/39	300	407
HSBC Holdings plc	5.100%	4/5/21	1,310	1,479
HSBC Holdings plc	4.875%	1/14/22	225	248
HSBC Holdings plc	4.000%	3/30/22	700	737
HSBC Holdings plc	4.250%	3/14/24	1,000	1,014
HSBC Holdings plc	7.625%	5/17/32	400	539
HSBC Holdings plc	7.350%	11/27/32	400	519
HSBC Holdings plc	6.500%	5/2/36	385	472
HSBC Holdings plc	6.500%	9/15/37	1,885	2,310
HSBC Holdings plc	6.800%	6/1/38	825	1,047
HSBC Holdings plc	6.100%	1/14/42	200	253
HSBC Holdings plc	5.250%	3/14/44	500	526
HSBC USA Inc.	1.625%	1/16/18	1,925	1,916
HSBC USA Inc.	2.625%	9/24/18	850	870
HSBC USA Inc.	5.000%	9/27/20	145	158
Huntington Bancshares Inc.	2.600%	8/2/18	175	177
Huntington Bancshares Inc.	7.000%	12/15/20	450	539
Huntington National Bank	1.300%	11/20/16	300	300
Huntington National Bank	1.375%	4/24/17	1,100	1,098
Intesa Sanpaolo SPA	3.125%	1/15/16	825	843
Intesa Sanpaolo SPA	2.375%	1/13/17	1,000	1,012
Intesa Sanpaolo SPA	3.875%	1/16/18	525	544
Intesa Sanpaolo SPA	3.875%	1/15/19	1,600	1,658
Intesa Sanpaolo SPA	5.250%	1/12/24	625	669
JPMorgan Chase & Co.	3.400%	6/24/15	1,615	1,649
JPMorgan Chase & Co.	5.150%	10/1/15	1,230	1,283
JPMorgan Chase & Co.	1.100%	10/15/15	1,925	1,933
JPMorgan Chase & Co.	1.125%	2/26/16	2,000	2,008

JPMorgan Chase & Co.	3.450%	3/1/16	725	751
JPMorgan Chase & Co.	3.150%	7/5/16	1,055	1,092
JPMorgan Chase & Co.	2.000%	8/15/17	1,550	1,563
JPMorgan Chase & Co.	6.000%	1/15/18	4,240	4,774
JPMorgan Chase & Co.	1.800%	1/25/18	125	125
JPMorgan Chase & Co.	1.625%	5/15/18	1,375	1,354
JPMorgan Chase & Co.	2.350%	1/28/19	2,150	2,144
JPMorgan Chase & Co.	6.300%	4/23/19	2,285	2,649
JPMorgan Chase & Co.	4.400%	7/22/20	905	975
JPMorgan Chase & Co.	4.250%	10/15/20	1,175	1,254
JPMorgan Chase & Co.	4.625%	5/10/21	835	906
JPMorgan Chase & Co.	4.350%	8/15/21	2,005	2,146
JPMorgan Chase & Co.	4.500%	1/24/22	725	777
JPMorgan Chase & Co.	3.250%	9/23/22	2,425	2,394
JPMorgan Chase & Co.	3.200%	1/25/23	1,625	1,588
JPMorgan Chase & Co.	3.375%	5/1/23	3,325	3,179
JPMorgan Chase & Co.	3.875%	2/1/24	1,575	1,604
JPMorgan Chase & Co.	3.625%	5/13/24	275	273
JPMorgan Chase & Co.	3.875%	9/10/24	1,000	978
JPMorgan Chase & Co.	6.400%	5/15/38	1,910	2,397
JPMorgan Chase & Co.	5.500%	10/15/40	1,200	1,366
JPMorgan Chase & Co.	5.600%	7/15/41	950	1,091
JPMorgan Chase & Co.	5.400%	1/6/42	1,200	1,366
JPMorgan Chase & Co.	5.625%	8/16/43	400	445
JPMorgan Chase Bank NA	5.875%	6/13/16	725	785
JPMorgan Chase Bank NA	6.000%	10/1/17	660	738
KeyBank NA	5.450%	3/3/16	300	319
KeyBank NA	1.650%	2/1/18	450	448
KeyCorp	2.300%	12/13/18	400	400
KeyCorp	5.100%	3/24/21	1,310	1,460
Lloyds Bank plc	4.875%	1/21/16	405	425
Lloyds Bank plc	4.200%	3/28/17	400	428
Lloyds Bank plc	2.300%	11/27/18	800	802
Lloyds Bank plc	6.375%	1/21/21	1,875	2,234
Manufacturers & Traders Trust Co.	1.400%	7/25/17	450	450
Manufacturers & Traders Trust Co.	6.625%	12/4/17	600	687
Manufacturers & Traders Trust Co.	2.300%	1/30/19	550	552
Manufacturers & Traders Trust Co.	2.250%	7/25/19	800	796
Morgan Stanley	5.375%	10/15/15	1,165	1,220
Morgan Stanley	3.450%	11/2/15	2,000	2,057
Morgan Stanley	1.750%	2/25/16	125	126
Morgan Stanley	3.800%	4/29/16	2,135	2,224
Morgan Stanley	5.750%	10/18/16	425	462
Morgan Stanley	5.450%	1/9/17	1,385	1,505
Morgan Stanley	4.750%	3/22/17	1,120	1,204
Morgan Stanley	5.950%	12/28/17	1,110	1,243
Morgan Stanley	6.625%	4/1/18	3,235	3,705
Morgan Stanley	2.125%	4/25/18	2,925	2,930
Morgan Stanley	2.500%	1/24/19	1,675	1,675
Morgan Stanley	7.300%	5/13/19	1,390	1,660
Morgan Stanley	2.375%	7/23/19	2,500	2,459
Morgan Stanley	5.625%	9/23/19	1,715	1,931
Morgan Stanley	5.500%	1/26/20	525	591
Morgan Stanley	5.500%	7/24/20	650	732
Morgan Stanley	5.750%	1/25/21	1,335	1,517
Morgan Stanley	5.500%	7/28/21	375	422
Morgan Stanley	4.875%	11/1/22	875	922

Morgan Stanley	3.750%	2/25/23	950	950
Morgan Stanley	4.100%	5/22/23	2,025	2,017
Morgan Stanley	3.875%	4/29/24	1,950	1,945
Morgan Stanley	5.000%	11/24/25	1,000	1,046
Morgan Stanley	4.350%	9/8/26	800	787
Morgan Stanley	7.250%	4/1/32	705	940
Morgan Stanley	6.375%	7/24/42	1,525	1,910
MUFG Americas Holdings Corp.	3.500%	6/18/22	275	281
MUFG Union Bank NA	5.950%	5/11/16	450	483
MUFG Union Bank NA	1.500%	9/26/16	275	277
MUFG Union Bank NA	2.125%	6/16/17	125	127
MUFG Union Bank NA	2.625%	9/26/18	1,200	1,220
MUFG Union Bank NA	2.250%	5/6/19	300	298
Murray Street Investment Trust I	4.647%	3/9/17	725	776
National Australia Bank Ltd.	1.300%	7/25/16	700	705
National Australia Bank Ltd.	2.750%	3/9/17	425	440
National Australia Bank Ltd.	2.300%	7/25/18	750	761
National Australia Bank Ltd.	3.000%	1/20/23	325	319
National Bank of Canada	1.450%	11/7/17	225	224
National City Corp.	6.875%	5/15/19	310	368
Northern Trust Co.	6.500%	8/15/18	75	87
Northern Trust Corp.	2.375%	8/2/22	825	793
Northern Trust Corp.	3.950%	10/30/25	525	543
People's United Bank	4.000%	7/15/24	275	273
PNC Bank NA	0.800%	1/28/16	50	50
PNC Bank NA	4.875%	9/21/17	1,250	1,366
PNC Bank NA	1.500%	10/18/17	525	524
PNC Bank NA	6.000%	12/7/17	350	395
PNC Bank NA	2.250%	7/2/19	600	596
PNC Bank NA	2.400%	10/18/19	525	522
PNC Bank NA	2.950%	1/30/23	100	97
PNC Bank NA	3.800%	7/25/23	700	719
PNC Bank NA	4.200%	11/1/25	825	863
PNC Financial Services Group Inc.	2.854%	11/9/22	1,800	1,750
PNC Financial Services Group Inc.	3.900%	4/29/24	1,450	1,449
PNC Funding Corp.	5.250%	11/15/15	375	393
PNC Funding Corp.	2.700%	9/19/16	105	108
PNC Funding Corp.	6.700%	6/10/19	50	60
PNC Funding Corp.	5.125%	2/8/20	825	930
PNC Funding Corp.	4.375%	8/11/20	800	871
PNC Funding Corp.	3.300%	3/8/22	1,900	1,916
Regions Financial Corp.	2.000%	5/15/18	1,325	1,310
Royal Bank of Canada	1.150%	3/13/15	325	326
Royal Bank of Canada	0.800%	10/30/15	475	476
Royal Bank of Canada	2.625%	12/15/15	600	615
Royal Bank of Canada	2.875%	4/19/16	125	129
Royal Bank of Canada	2.300%	7/20/16	1,045	1,074
Royal Bank of Canada	1.450%	9/9/16	625	632
Royal Bank of Canada	1.250%	6/16/17	625	624
Royal Bank of Canada	1.500%	1/16/18	1,375	1,372
Royal Bank of Canada	2.200%	7/27/18	2,375	2,408
Royal Bank of Canada	2.200%	9/23/19	1,800	1,805
Royal Bank of Scotland Group plc	1.875%	3/31/17	400	400
Royal Bank of Scotland Group plc	6.400%	10/21/19	595	691
Royal Bank of Scotland plc	4.375%	3/16/16	470	492
Royal Bank of Scotland plc	5.625%	8/24/20	695	785
Royal Bank of Scotland plc	6.125%	1/11/21	920	1,070

Santander Holdings USA Inc.	4.625%	4/19/16	450	474
Santander Holdings USA Inc.	3.450%	8/27/18	625	652
Societe Generale SA	2.750%	10/12/17	550	564
Societe Generale SA	2.625%	10/1/18	450	458
State Street Bank & Trust Co.	5.300%	1/15/16	300	317
State Street Corp.	2.875%	3/7/16	515	532
State Street Corp.	4.956%	3/15/18	1,025	1,114
State Street Corp.	1.350%	5/15/18	150	147
State Street Corp.	4.375%	3/7/21	615	675
State Street Corp.	3.100%	5/15/23	400	388
State Street Corp.	3.700%	11/20/23	851	878
Sumitomo Mitsui Banking Corp.	1.350%	7/18/15	425	427
Sumitomo Mitsui Banking Corp.	1.300%	1/10/17	150	150
Sumitomo Mitsui Banking Corp.	1.350%	7/11/17	500	498
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	750	751
Sumitomo Mitsui Banking Corp.	1.500%	1/18/18	1,075	1,060
Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	525	531
Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	650	647
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	325	326
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	75	79
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	725	767
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	925	931
SunTrust Bank	7.250%	3/15/18	75	87
SunTrust Bank	2.750%	5/1/23	250	238
SunTrust Banks Inc.	3.600%	4/15/16	940	976
SunTrust Banks Inc.	3.500%	1/20/17	380	398
SunTrust Banks Inc.	2.350%	11/1/18	475	476
SunTrust Banks Inc.	2.500%	5/1/19	1,000	1,004
Svenska Handelsbanken AB	2.875%	4/4/17	1,250	1,298
Svenska Handelsbanken AB	1.625%	3/21/18	1,375	1,366
Svenska Handelsbanken AB	2.500%	1/25/19	775	789
Svenska Handelsbanken AB	2.250%	6/17/19	850	847
Synchrony Financial	1.875%	8/15/17	200	200
Synchrony Financial	3.000%	8/15/19	200	200
Synchrony Financial	3.750%	8/15/21	300	302
Synchrony Financial	4.250%	8/15/24	750	749
Toronto-Dominion Bank	2.500%	7/14/16	260	268
Toronto-Dominion Bank	2.375%	10/19/16	630	648
Toronto-Dominion Bank	1.125%	5/2/17	550	548
Toronto-Dominion Bank	1.400%	4/30/18	2,675	2,638
Toronto-Dominion Bank	2.125%	7/2/19	500	497
UBS AG	7.000%	10/15/15	750	796
UBS AG	5.875%	7/15/16	205	222
UBS AG	7.375%	6/15/17	200	225
UBS AG	1.375%	8/14/17	700	695
UBS AG	5.875%	12/20/17	2,215	2,493
UBS AG	5.750%	4/25/18	835	942
UBS AG	4.875%	8/4/20	1,025	1,141
US Bancorp	2.450%	7/27/15	145	147
US Bancorp	3.442%	2/1/16	1,680	1,732
US Bancorp	1.650%	5/15/17	325	328
US Bancorp	2.200%	4/25/19	1,100	1,099
US Bancorp	4.125%	5/24/21	915	987
US Bancorp	3.000%	3/15/22	575	575
US Bancorp	2.950%	7/15/22	375	365
US Bancorp	3.600%	9/11/24	150	150
US Bank NA	1.375%	9/11/17	1,250	1,249

Vesey Street Investment Trust I	4.404%	9/1/16	75	79
Wachovia Bank NA	6.000%	11/15/17	250	282
Wachovia Bank NA	5.850%	2/1/37	425	524
Wachovia Bank NA	6.600%	1/15/38	605	808
Wachovia Corp.	5.625%	10/15/16	500	544
Wachovia Corp.	5.750%	6/15/17	300	334
Wachovia Corp.	5.750%	2/1/18	985	1,111
Wachovia Corp.	7.500%	4/15/35	150	205
Wachovia Corp.	5.500%	8/1/35	200	228
Wachovia Corp.	6.550%	10/15/35	100	125
Wells Fargo & Co.	3.676%	6/15/16	580	607
Wells Fargo & Co.	1.250%	7/20/16	1,025	1,031
Wells Fargo & Co.	5.125%	9/15/16	740	796
Wells Fargo & Co.	2.625%	12/15/16	575	595
Wells Fargo & Co.	2.100%	5/8/17	425	433
Wells Fargo & Co.	1.150%	6/2/17	450	447
Wells Fargo & Co.	5.625%	12/11/17	2,135	2,388
Wells Fargo & Co.	1.500%	1/16/18	1,725	1,710
Wells Fargo & Co.	2.150%	1/15/19	500	499
Wells Fargo & Co.	2.125%	4/22/19	2,300	2,278
Wells Fargo & Co.	3.000%	1/22/21	2,050	2,064
Wells Fargo & Co.	4.600%	4/1/21	4,310	4,734
Wells Fargo & Co.	3.500%	3/8/22	1,600	1,635
Wells Fargo & Co.	3.450%	2/13/23	1,675	1,648
Wells Fargo & Co.	4.125%	8/15/23	1,550	1,599
Wells Fargo & Co.	4.100%	6/3/26	2,875	2,861
Wells Fargo & Co.	5.375%	11/2/43	2,200	2,414
Wells Fargo Bank NA	5.750%	5/16/16	250	269
Wells Fargo Bank NA	5.950%	8/26/36	550	687
7 Wells Fargo Capital X	5.950%	12/1/86	425	439
Westpac Banking Corp.	3.000%	12/9/15	240	247
Westpac Banking Corp.	0.950%	1/12/16	650	653
Westpac Banking Corp.	1.200%	5/19/17	600	598
Westpac Banking Corp.	2.000%	8/14/17	1,275	1,293
Westpac Banking Corp.	1.600%	1/12/18	1,850	1,839
Westpac Banking Corp.	2.250%	7/30/18	250	253
Westpac Banking Corp.	2.250%	1/17/19	875	880
Westpac Banking Corp.	4.875%	11/19/19	930	1,035
Zions Bancorporation	4.500%	6/13/23	20	21

Brokerage (0.1%)
Affiliated Managers Group Inc.	4.250%	2/15/24	350	359
Ameriprise Financial Inc.	5.650%	11/15/15	262	276
Ameriprise Financial Inc.	7.300%	6/28/19	450	548
Ameriprise Financial Inc.	4.000%	10/15/23	725	756
Ameriprise Financial Inc.	3.700%	10/15/24	100	100
7 Ameriprise Financial Inc.	7.518%	6/1/66	200	218
BlackRock Inc.	6.250%	9/15/17	300	341
BlackRock Inc.	5.000%	12/10/19	475	537
BlackRock Inc.	4.250%	5/24/21	450	491
BlackRock Inc.	3.375%	6/1/22	550	564
BlackRock Inc.	3.500%	3/18/24	1,000	1,009
Charles Schwab Corp.	3.225%	9/1/22	1,225	1,235
CME Group Inc.	3.000%	9/15/22	1,000	997
CME Group Inc.	5.300%	9/15/43	325	374
Eaton Vance Corp.	3.625%	6/15/23	200	200
Franklin Resources Inc.	1.375%	9/15/17	50	50

Franklin Resources Inc.	4.625%	5/20/20	100	111
Franklin Resources Inc.	2.800%	9/15/22	575	563
IntercontinentalExchange Group Inc.	2.500%	10/15/18	125	127
IntercontinentalExchange Group Inc.	4.000%	10/15/23	250	260
Invesco Finance plc	3.125%	11/30/22	500	494
Invesco Finance plc	4.000%	1/30/24	650	680
Invesco Finance plc	5.375%	11/30/43	775	885
Jefferies Group LLC	3.875%	11/9/15	125	129
Jefferies Group LLC	5.125%	4/13/18	320	349
Jefferies Group LLC	8.500%	7/15/19	655	809
Jefferies Group LLC	6.875%	4/15/21	870	1,020
Jefferies Group LLC	5.125%	1/20/23	300	319
Jefferies Group LLC	6.250%	1/15/36	20	21
Lazard Group LLC	6.850%	6/15/17	450	508
Lazard Group LLC	4.250%	11/14/20	75	78
Legg Mason Inc.	2.700%	7/15/19	775	778
Legg Mason Inc.	3.950%	7/15/24	150	150
Legg Mason Inc.	5.625%	1/15/44	550	599
Leucadia National Corp.	5.500%	10/18/23	400	417
Leucadia National Corp.	6.625%	10/23/43	325	337
NASDAQ OMX Group Inc.	5.550%	1/15/20	650	711
Nomura Holdings Inc.	4.125%	1/19/16	1,000	1,037
Nomura Holdings Inc.	2.000%	9/13/16	1,350	1,364
Nomura Holdings Inc.	2.750%	3/19/19	350	351
Nomura Holdings Inc.	6.700%	3/4/20	225	268
Raymond James Financial Inc.	4.250%	4/15/16	100	105
TD Ameritrade Holding Corp.	5.600%	12/1/19	100	115

Finance Companies (0.3%)
Air Lease Corp.	5.625%	4/1/17	2,000	2,158
Air Lease Corp.	3.375%	1/15/19	2,000	2,025
Air Lease Corp.	4.750%	3/1/20	500	530
Ares Capital Corp.	4.875%	11/30/18	875	924
Block Financial LLC	5.500%	11/1/22	500	540
Fifth Street Finance Corp.	4.875%	3/1/19	150	156
FS Investment Corp.	4.000%	7/15/19	400	399
GATX Corp.	1.250%	3/4/17	100	99
GATX Corp.	2.500%	7/30/19	100	100
GATX Corp.	4.750%	6/15/22	275	296
GATX Corp.	5.200%	3/15/44	200	213
7 GE Capital Trust I	6.375%	11/15/67	500	540
General Electric Capital Corp.	2.250%	11/9/15	1,230	1,252
General Electric Capital Corp.	1.000%	12/11/15	125	126
General Electric Capital Corp.	1.000%	1/8/16	550	552
General Electric Capital Corp.	2.950%	5/9/16	475	492
General Electric Capital Corp.	1.500%	7/12/16	725	734
General Electric Capital Corp.	3.350%	10/17/16	150	157
General Electric Capital Corp.	2.900%	1/9/17	750	779
General Electric Capital Corp.	2.300%	4/27/17	2,625	2,700
General Electric Capital Corp.	1.250%	5/15/17	600	599
General Electric Capital Corp.	5.625%	9/15/17	1,635	1,827
General Electric Capital Corp.	1.625%	4/2/18	2,575	2,567
General Electric Capital Corp.	5.625%	5/1/18	4,800	5,413
General Electric Capital Corp.	2.300%	1/14/19	1,150	1,161
General Electric Capital Corp.	6.000%	8/7/19	1,500	1,750
General Electric Capital Corp.	2.100%	12/11/19	100	100
General Electric Capital Corp.	5.500%	1/8/20	2,205	2,531

	General Electric Capital Corp.	5.550%	5/4/20	925	1,062
	General Electric Capital Corp.	4.375%	9/16/20	1,675	1,828
	General Electric Capital Corp.	4.625%	1/7/21	1,360	1,500
	General Electric Capital Corp.	5.300%	2/11/21	1,794	2,023
	General Electric Capital Corp.	4.650%	10/17/21	2,160	2,388
	General Electric Capital Corp.	3.150%	9/7/22	225	225
	General Electric Capital Corp.	3.100%	1/9/23	2,025	2,002
	General Electric Capital Corp.	3.450%	5/15/24	650	652
	General Electric Capital Corp.	6.750%	3/15/32	2,190	2,871
	General Electric Capital Corp.	6.150%	8/7/37	3,000	3,705
	General Electric Capital Corp.	5.875%	1/14/38	3,085	3,706
	General Electric Capital Corp.	6.875%	1/10/39	1,835	2,470
7	General Electric Capital Corp.	6.375%	11/15/67	965	1,042
7	HSBC Finance Capital Trust IX	5.911%	11/30/35	325	334
	HSBC Finance Corp.	5.500%	1/19/16	775	820
	HSBC Finance Corp.	6.676%	1/15/21	4,111	4,828
10	International Lease Finance Corp.	6.750%	9/1/16	600	640
10	International Lease Finance Corp.	7.125%	9/1/18	1,200	1,347
	Prospect Capital Corp.	5.000%	7/15/19	300	312
	Prospect Capital Corp.	5.875%	3/15/23	100	104

	Insurance (0.5%)
	ACE Capital Trust II	9.700%	4/1/30	75	110
	ACE INA Holdings Inc.	2.600%	11/23/15	290	296
	ACE INA Holdings Inc.	5.700%	2/15/17	200	221
	ACE INA Holdings Inc.	5.800%	3/15/18	50	56
	ACE INA Holdings Inc.	5.900%	6/15/19	715	826
	ACE INA Holdings Inc.	2.700%	3/13/23	350	337
	ACE INA Holdings Inc.	3.350%	5/15/24	275	274
	ACE INA Holdings Inc.	4.150%	3/13/43	225	221
	AEGON Funding Co. LLC	5.750%	12/15/20	664	765
	Aetna Inc.	1.500%	11/15/17	100	100
	Aetna Inc.	6.500%	9/15/18	175	204
	Aetna Inc.	3.950%	9/1/20	75	80
	Aetna Inc.	4.125%	6/1/21	320	341
	Aetna Inc.	2.750%	11/15/22	650	620
	Aetna Inc.	6.625%	6/15/36	750	972
	Aetna Inc.	6.750%	12/15/37	275	363
	Aetna Inc.	4.500%	5/15/42	525	516
	Aetna Inc.	4.125%	11/15/42	200	191
	Aflac Inc.	2.650%	2/15/17	325	335
	Aflac Inc.	8.500%	5/15/19	225	285
	Aflac Inc.	4.000%	2/15/22	325	345
	Aflac Inc.	3.625%	6/15/23	1,000	1,010
	Aflac Inc.	6.900%	12/17/39	75	100
	Aflac Inc.	6.450%	8/15/40	300	376
	Alleghany Corp.	5.625%	9/15/20	100	112
	Alleghany Corp.	4.950%	6/27/22	425	460
	Alleghany Corp.	4.900%	9/15/44	375	372
	Allied World Assurance Co. Ltd.	7.500%	8/1/16	875	970
	Allstate Corp.	3.150%	6/15/23	550	548
	Allstate Corp.	5.550%	5/9/35	105	124
	Allstate Corp.	4.500%	6/15/43	425	435
7	Allstate Corp.	5.750%	8/15/53	250	267
7	Allstate Corp.	6.125%	5/15/67	125	133
7	Allstate Corp.	6.500%	5/15/67	200	220
	Alterra Finance LLC	6.250%	9/30/20	95	110

American Financial Group Inc.	9.875%	6/15/19	100	129
American International Group Inc.	5.600%	10/18/16	800	873
American International Group Inc.	5.450%	5/18/17	910	1,002
American International Group Inc.	5.850%	1/16/18	1,200	1,350
American International Group Inc.	8.250%	8/15/18	1,820	2,216
American International Group Inc.	3.375%	8/15/20	425	437
American International Group Inc.	6.400%	12/15/20	1,160	1,378
American International Group Inc.	4.875%	6/1/22	1,575	1,732
American International Group Inc.	4.125%	2/15/24	1,400	1,453
American International Group Inc.	6.250%	5/1/36	1,525	1,905
American International Group Inc.	4.500%	7/16/44	475	469
7 American International Group Inc.	8.175%	5/15/68	1,385	1,873
7 American International Group Inc.	6.250%	3/15/87	250	279
Aon Corp.	5.000%	9/30/20	990	1,102
Aon Corp.	8.205%	1/1/27	50	64
Aon Corp.	6.250%	9/30/40	150	189
Aon plc	4.000%	11/27/23	350	358
Aon plc	3.500%	6/14/24	425	413
Aon plc	4.450%	5/24/43	125	121
Aon plc	4.600%	6/14/44	625	622
Arch Capital Group Ltd.	7.350%	5/1/34	500	676
Arch Capital Group US Inc.	5.144%	11/1/43	275	298
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	450	513
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	1,475	1,524
Assurant Inc.	6.750%	2/15/34	550	660
AXA SA	8.600%	12/15/30	680	915
Axis Specialty Finance LLC	5.875%	6/1/20	990	1,127
AXIS Specialty Finance plc	2.650%	4/1/19	150	151
AXIS Specialty Finance plc	5.150%	4/1/45	150	158
Berkshire Hathaway Finance Corp.	1.600%	5/15/17	100	101
Berkshire Hathaway Finance Corp.	1.300%	5/15/18	175	172
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	2,480	2,788
Berkshire Hathaway Finance Corp.	2.000%	8/15/18	525	527
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	480	526
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	300	300
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	157
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	400	403
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	275	273
Berkshire Hathaway Inc.	0.800%	2/11/16	75	75
Berkshire Hathaway Inc.	2.200%	8/15/16	2,080	2,139
Berkshire Hathaway Inc.	3.000%	2/11/23	375	373
Berkshire Hathaway Inc.	4.500%	2/11/43	925	938
Brown & Brown Inc.	4.200%	9/15/24	300	302
Chubb Corp.	5.750%	5/15/18	310	351
Chubb Corp.	6.000%	5/11/37	375	473
7 Chubb Corp.	6.375%	3/29/67	535	587
Cigna Corp.	2.750%	11/15/16	320	331
Cigna Corp.	4.375%	12/15/20	100	108
Cigna Corp.	4.500%	3/15/21	210	229
Cigna Corp.	4.000%	2/15/22	690	725
Cigna Corp.	6.150%	11/15/36	1,050	1,265
Cigna Corp.	5.875%	3/15/41	235	285
Cigna Corp.	5.375%	2/15/42	190	211
Cincinnati Financial Corp.	6.125%	11/1/34	325	382
CNA Financial Corp.	6.500%	8/15/16	475	522
CNA Financial Corp.	7.350%	11/15/19	460	555
CNA Financial Corp.	5.875%	8/15/20	145	166

CNA Financial Corp.	5.750%	8/15/21	175	200
Coventry Health Care Inc.	5.450%	6/15/21	265	303
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	150	182
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	300	297
First American Financial Corp.	4.300%	2/1/23	100	101
Genworth Holdings Inc.	8.625%	12/15/16	400	461
Genworth Holdings Inc.	7.700%	6/15/20	215	258
Genworth Holdings Inc.	7.200%	2/15/21	150	177
Genworth Holdings Inc.	7.625%	9/24/21	475	577
Genworth Holdings Inc.	4.800%	2/15/24	2,100	2,165
Genworth Holdings Inc.	6.500%	6/15/34	425	482
Hartford Financial Services Group Inc.	5.500%	10/15/16	475	516
Hartford Financial Services Group Inc.	5.375%	3/15/17	150	164
Hartford Financial Services Group Inc.	4.000%	10/15/17	200	214
Hartford Financial Services Group Inc.	6.300%	3/15/18	1,350	1,540
Hartford Financial Services Group Inc.	6.000%	1/15/19	300	341
Hartford Financial Services Group Inc.	5.125%	4/15/22	100	112
Hartford Financial Services Group Inc.	5.950%	10/15/36	25	30
Hartford Financial Services Group Inc.	4.300%	4/15/43	500	481
HCC Insurance Holdings Inc.	6.300%	11/15/19	225	260
Humana Inc.	7.200%	6/15/18	50	59
Humana Inc.	2.625%	10/1/19	150	150
Humana Inc.	3.150%	12/1/22	725	709
Humana Inc.	3.850%	10/1/24	450	450
Humana Inc.	8.150%	6/15/38	325	472
Humana Inc.	4.625%	12/1/42	225	221
Humana Inc.	4.950%	10/1/44	400	403
Infinity Property & Casualty Corp.	5.000%	9/19/22	100	105
Lincoln National Corp.	8.750%	7/1/19	1,325	1,692
Lincoln National Corp.	6.250%	2/15/20	255	299
Lincoln National Corp.	4.200%	3/15/22	325	344
Lincoln National Corp.	6.150%	4/7/36	350	430
Lincoln National Corp.	7.000%	6/15/40	565	752
7 Lincoln National Corp.	7.000%	5/17/66	1,275	1,307
Loews Corp.	2.625%	5/15/23	175	165
Loews Corp.	6.000%	2/1/35	200	239
Loews Corp.	4.125%	5/15/43	475	449
Manulife Financial Corp.	4.900%	9/17/20	475	522
Markel Corp.	7.125%	9/30/19	125	149
Markel Corp.	4.900%	7/1/22	575	627
Markel Corp.	3.625%	3/30/23	175	175
Markel Corp.	5.000%	3/30/43	125	128
Marsh & McLennan Cos. Inc.	2.550%	10/15/18	225	229
Marsh & McLennan Cos. Inc.	2.350%	9/10/19	100	99
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	545	600
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	350	367
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	350	345
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	900	1,057
MetLife Inc.	5.000%	6/15/15	1,105	1,139
MetLife Inc.	6.750%	6/1/16	105	115
MetLife Inc.	1.756%	12/15/17	425	428
8 MetLife Inc.	2.463%	12/15/17	225	226
MetLife Inc.	6.817%	8/15/18	580	681
MetLife Inc.	7.717%	2/15/19	105	128
MetLife Inc.	4.750%	2/8/21	380	421
MetLife Inc.	3.048%	12/15/22	675	666
MetLife Inc.	3.600%	4/10/24	750	758

MetLife Inc.	6.375%	6/15/34	580	749
MetLife Inc.	5.700%	6/15/35	475	573
MetLife Inc.	5.875%	2/6/41	440	517
MetLife Inc.	4.125%	8/13/42	875	833
MetLife Inc.	4.875%	11/13/43	100	106
8 MetLife Inc.	2.463%	12/15/44	400	404
7 MetLife Inc.	6.400%	12/15/66	565	633
Montpelier Re Holdings Ltd.	4.700%	10/15/22	25	26
Old Republic International Corp.	4.875%	10/1/24	450	451
OneBeacon US Holdings Inc.	4.600%	11/9/22	100	103
PartnerRe Finance B LLC	5.500%	6/1/20	200	225
Primerica Inc.	4.750%	7/15/22	50	54
Principal Financial Group Inc.	8.875%	5/15/19	410	521
Principal Financial Group Inc.	6.050%	10/15/36	250	306
Principal Financial Group Inc.	4.350%	5/15/43	125	123
ProAssurance Corp.	5.300%	11/15/23	100	108
Progressive Corp.	3.750%	8/23/21	2,445	2,584
Progressive Corp.	6.625%	3/1/29	150	196
7 Progressive Corp.	6.700%	6/15/67	425	466
Protective Life Corp.	7.375%	10/15/19	100	122
Protective Life Corp.	8.450%	10/15/39	175	262
Prudential Financial Inc.	5.500%	3/15/16	50	53
Prudential Financial Inc.	6.000%	12/1/17	675	763
Prudential Financial Inc.	2.300%	8/15/18	825	832
Prudential Financial Inc.	7.375%	6/15/19	455	555
Prudential Financial Inc.	5.375%	6/21/20	980	1,109
Prudential Financial Inc.	4.500%	11/16/21	2,000	2,173
Prudential Financial Inc.	5.750%	7/15/33	570	663
Prudential Financial Inc.	5.400%	6/13/35	295	330
Prudential Financial Inc.	5.900%	3/17/36	775	911
Prudential Financial Inc.	5.700%	12/14/36	655	754
Prudential Financial Inc.	6.625%	6/21/40	150	191
Prudential Financial Inc.	5.625%	5/12/41	105	120
7 Prudential Financial Inc.	5.875%	9/15/42	525	554
7 Prudential Financial Inc.	5.625%	6/15/43	975	1,020
Prudential Financial Inc.	5.100%	8/15/43	175	185
7 Prudential Financial Inc.	5.200%	3/15/44	300	302
Reinsurance Group of America Inc.	6.450%	11/15/19	1,000	1,171
7 Reinsurance Group of America Inc.	6.750%	12/15/65	325	334
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	175	220
Torchmark Corp.	6.375%	6/15/16	425	462
Transatlantic Holdings Inc.	8.000%	11/30/39	625	869
Travelers Cos. Inc.	6.250%	6/20/16	100	109
Travelers Cos. Inc.	5.800%	5/15/18	910	1,033
Travelers Cos. Inc.	3.900%	11/1/20	530	568
Travelers Cos. Inc.	6.750%	6/20/36	475	643
Travelers Cos. Inc.	6.250%	6/15/37	145	187
Travelers Cos. Inc.	5.350%	11/1/40	130	152
Travelers Cos. Inc.	4.600%	8/1/43	1,000	1,049
Trinity Acquisition plc	6.125%	8/15/43	525	571
UnitedHealth Group Inc.	1.875%	11/15/16	225	229
UnitedHealth Group Inc.	6.000%	6/15/17	875	981
UnitedHealth Group Inc.	6.000%	2/15/18	1,460	1,660
UnitedHealth Group Inc.	4.700%	2/15/21	165	184
UnitedHealth Group Inc.	3.375%	11/15/21	105	109
UnitedHealth Group Inc.	2.875%	3/15/22	525	522
UnitedHealth Group Inc.	6.500%	6/15/37	200	263

	UnitedHealth Group Inc.	6.625%	11/15/37	325	426
	UnitedHealth Group Inc.	6.875%	2/15/38	755	1,036
	UnitedHealth Group Inc.	5.950%	2/15/41	500	626
	UnitedHealth Group Inc.	4.625%	11/15/41	2,050	2,131
	UnitedHealth Group Inc.	4.375%	3/15/42	725	718
	UnitedHealth Group Inc.	3.950%	10/15/42	200	186
	UnitedHealth Group Inc.	4.250%	3/15/43	75	73
	Unum Group	7.125%	9/30/16	175	195
	Unum Group	5.625%	9/15/20	50	57
	Unum Group	4.000%	3/15/24	200	204
	Unum Group	5.750%	8/15/42	200	231
	Validus Holdings Ltd.	8.875%	1/26/40	150	212
	Voya Financial Inc.	2.900%	2/15/18	250	257
	Voya Financial Inc.	5.500%	7/15/22	50	56
	Voya Financial Inc.	5.700%	7/15/43	350	396
	WellPoint Inc.	1.250%	9/10/15	225	226
	WellPoint Inc.	5.875%	6/15/17	250	278
	WellPoint Inc.	1.875%	1/15/18	2,775	2,773
	WellPoint Inc.	7.000%	2/15/19	145	173
	WellPoint Inc.	3.700%	8/15/21	145	150
	WellPoint Inc.	3.125%	5/15/22	50	49
	WellPoint Inc.	3.300%	1/15/23	750	740
	WellPoint Inc.	5.950%	12/15/34	100	119
	WellPoint Inc.	5.850%	1/15/36	150	177
	WellPoint Inc.	6.375%	6/15/37	630	785
	WellPoint Inc.	4.625%	5/15/42	175	170
	WellPoint Inc.	4.650%	1/15/43	825	812
	WellPoint Inc.	5.100%	1/15/44	200	214
	WellPoint Inc.	4.650%	8/15/44	400	391
	WellPoint Inc.	4.850%	8/15/54	600	591
	Willis Group Holdings plc	5.750%	3/15/21	265	296
	Willis North America Inc.	6.200%	3/28/17	300	328
	WR Berkley Corp.	5.375%	9/15/20	50	56
	WR Berkley Corp.	4.625%	3/15/22	225	241
	XLIT Ltd.	5.750%	10/1/21	545	631
	XLIT Ltd.	6.375%	11/15/24	100	119
	XLIT Ltd.	5.250%	12/15/43	100	110

	Other Finance (0.0%)
	ORIX Corp.	5.000%	1/12/16	245	257
	XTRA Finance Corp.	5.150%	4/1/17	575	625

	Real Estate Investment Trusts (0.2%)
	Alexandria Real Estate Equities Inc.	2.750%	1/15/20	250	247
	Alexandria Real Estate Equities Inc.	4.600%	4/1/22	300	316
	Alexandria Real Estate Equities Inc.	3.900%	6/15/23	75	75
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	200	200
	American Campus Communities Operating
	Partnership LP	4.125%	7/1/24	250	251
10	ARC Properties Operating Partnership
	LP/Clark Acquisition LLC	2.000%	2/6/17	750	750
10	ARC Properties Operating Partnership
	LP/Clark Acquisition LLC	3.000%	2/6/19	500	496
10	ARC Properties Operating Partnership
	LP/Clark Acquisition LLC	4.600%	2/6/24	450	455
	AvalonBay Communities Inc.	5.750%	9/15/16	100	109
	AvalonBay Communities Inc.	2.850%	3/15/23	200	192

AvalonBay Communities Inc.	4.200%	12/15/23	175	183
BioMed Realty LP	3.850%	4/15/16	325	338
BioMed Realty LP	2.625%	5/1/19	200	199
BioMed Realty LP	4.250%	7/15/22	400	409
Boston Properties LP	3.700%	11/15/18	2,120	2,239
Boston Properties LP	5.625%	11/15/20	325	370
Boston Properties LP	4.125%	5/15/21	190	202
Boston Properties LP	3.850%	2/1/23	950	971
Boston Properties LP	3.125%	9/1/23	1,375	1,313
Brandywine Operating Partnership LP	4.950%	4/15/18	725	782
Brandywine Operating Partnership LP	4.100%	10/1/24	150	148
Brandywine Operating Partnership LP	4.550%	10/1/29	175	172
Camden Property Trust	5.700%	5/15/17	25	28
Camden Property Trust	2.950%	12/15/22	325	312
Camden Property Trust	4.250%	1/15/24	100	104
CBL & Associates LP	5.250%	12/1/23	600	643
Corporate Office Properties LP	3.700%	6/15/21	100	100
Corporate Office Properties LP	3.600%	5/15/23	150	143
CubeSmart LP	4.375%	12/15/23	350	360
DCT Industrial Operating Partnership LP	4.500%	10/15/23	50	51
DDR Corp.	7.875%	9/1/20	500	621
DDR Corp.	3.500%	1/15/21	225	226
DDR Corp.	4.625%	7/15/22	500	528
DDR Corp.	3.375%	5/15/23	400	381
Digital Realty Trust LP	5.250%	3/15/21	1,190	1,288
Duke Realty LP	5.950%	2/15/17	200	220
Duke Realty LP	8.250%	8/15/19	125	155
Duke Realty LP	6.750%	3/15/20	250	295
Duke Realty LP	3.625%	4/15/23	875	859
EPR Properties	5.750%	8/15/22	75	82
EPR Properties	5.250%	7/15/23	400	420
Equity CommonWealth	6.650%	1/15/18	1,175	1,298
ERP Operating LP	5.375%	8/1/16	275	296
ERP Operating LP	4.750%	7/15/20	265	292
ERP Operating LP	4.625%	12/15/21	115	125
ERP Operating LP	3.000%	4/15/23	625	600
ERP Operating LP	4.500%	7/1/44	550	538
Essex Portfolio LP	3.375%	1/15/23	1,150	1,132
Essex Portfolio LP	3.250%	5/1/23	50	48
Excel Trust LP	4.625%	5/15/24	150	152
Federal Realty Investment Trust	3.000%	8/1/22	175	172
Federal Realty Investment Trust	2.750%	6/1/23	125	119
HCP Inc.	3.750%	2/1/16	1,445	1,500
HCP Inc.	6.300%	9/15/16	300	329
HCP Inc.	5.625%	5/1/17	25	28
HCP Inc.	2.625%	2/1/20	1,100	1,085
HCP Inc.	5.375%	2/1/21	360	402
HCP Inc.	3.150%	8/1/22	150	146
HCP Inc.	4.200%	3/1/24	200	203
HCP Inc.	6.750%	2/1/41	175	226
Health Care REIT Inc.	3.625%	3/15/16	225	234
Health Care REIT Inc.	6.200%	6/1/16	325	353
Health Care REIT Inc.	4.700%	9/15/17	50	54
Health Care REIT Inc.	2.250%	3/15/18	575	579
Health Care REIT Inc.	4.125%	4/1/19	300	319
Health Care REIT Inc.	6.125%	4/15/20	100	115
Health Care REIT Inc.	4.950%	1/15/21	750	822

	Health Care REIT Inc.	5.250%	1/15/22	425	470
	Health Care REIT Inc.	3.750%	3/15/23	175	172
	Health Care REIT Inc.	4.500%	1/15/24	125	128
	Health Care REIT Inc.	6.500%	3/15/41	200	249
	Health Care REIT Inc.	5.125%	3/15/43	175	183
	Healthcare Realty Trust Inc.	6.500%	1/17/17	882	977
	Healthcare Realty Trust Inc.	5.750%	1/15/21	145	161
	Healthcare Realty Trust Inc.	3.750%	4/15/23	100	97
	Healthcare Trust of America Holdings LP	3.375%	7/15/21	175	174
	Healthcare Trust of America Holdings LP	3.700%	4/15/23	100	97
	Highwoods Realty LP	3.200%	6/15/21	500	492
	Hospitality Properties Trust	6.700%	1/15/18	1,000	1,118
	Hospitality Properties Trust	4.650%	3/15/24	100	101
	Hospitality Properties Trust	4.500%	3/15/25	125	124
	Kilroy Realty LP	5.000%	11/3/15	150	157
	Kilroy Realty LP	4.800%	7/15/18	800	864
	Kilroy Realty LP	3.800%	1/15/23	100	100
	Kimco Realty Corp.	5.783%	3/15/16	125	134
	Kimco Realty Corp.	5.700%	5/1/17	375	414
	Kimco Realty Corp.	6.875%	10/1/19	50	60
	Kimco Realty Corp.	3.200%	5/1/21	500	498
	Kimco Realty Corp.	3.125%	6/1/23	550	527
	Lexington Realty Trust	4.400%	6/15/24	200	201
	Liberty Property LP	5.125%	3/2/15	375	382
	Liberty Property LP	3.375%	6/15/23	575	557
	Liberty Property LP	4.400%	2/15/24	325	338
	Mack-Cali Realty LP	7.750%	8/15/19	750	889
	Mack-Cali Realty LP	4.500%	4/18/22	225	226
	Mid-America Apartments LP	4.300%	10/15/23	150	155
	Mid-America Apartments LP	3.750%	6/15/24	200	198
	National Retail Properties Inc.	6.875%	10/15/17	25	29
	National Retail Properties Inc.	3.800%	10/15/22	500	509
	National Retail Properties Inc.	3.900%	6/15/24	425	424
	Omega Healthcare Investors Inc.	6.750%	10/15/22	975	1,038
10	Omega Healthcare Investors Inc.	4.950%	4/1/24	275	281
10	Omega Healthcare Investors Inc.	4.500%	1/15/25	175	172
	Piedmont Operating Partnership LP	3.400%	6/1/23	125	118
	Piedmont Operating Partnership LP	4.450%	3/15/24	975	990
	Post Apartment Homes LP	3.375%	12/1/22	100	97
	ProLogis LP	4.500%	8/15/17	75	80
	ProLogis LP	2.750%	2/15/19	875	885
	ProLogis LP	6.875%	3/15/20	300	356
11	ProLogis LP	4.250%	8/15/23	250	258
	Realty Income Corp.	2.000%	1/31/18	575	574
	Realty Income Corp.	6.750%	8/15/19	935	1,104
	Realty Income Corp.	3.250%	10/15/22	100	97
	Regency Centers LP	3.750%	6/15/24	525	523
	Retail Opportunity Investments Corp.	5.000%	12/15/23	150	159
	Senior Housing Properties Trust	4.300%	1/15/16	75	77
	Senior Housing Properties Trust	3.250%	5/1/19	475	478
	Senior Housing Properties Trust	4.750%	5/1/24	175	177
	Simon Property Group LP	5.750%	12/1/15	325	341
	Simon Property Group LP	5.250%	12/1/16	335	363
	Simon Property Group LP	2.800%	1/30/17	425	440
	Simon Property Group LP	2.150%	9/15/17	200	204
	Simon Property Group LP	6.125%	5/30/18	450	516
	Simon Property Group LP	2.200%	2/1/19	1,400	1,405

Simon Property Group LP	5.650%	2/1/20	700	805
Simon Property Group LP	4.375%	3/1/21	555	604
Simon Property Group LP	4.125%	12/1/21	225	241
Simon Property Group LP	3.375%	3/15/22	250	255
Simon Property Group LP	2.750%	2/1/23	400	379
Simon Property Group LP	3.750%	2/1/24	500	513
Simon Property Group LP	6.750%	2/1/40	300	401
Simon Property Group LP	4.750%	3/15/42	225	233
Tanger Properties LP	6.150%	11/15/15	400	423
Tanger Properties LP	3.875%	12/1/23	125	127
UDR Inc.	4.250%	6/1/18	400	428
UDR Inc.	3.700%	10/1/20	150	155
UDR Inc.	4.625%	1/10/22	125	134
Ventas Realty LP	1.550%	9/26/16	475	479
Ventas Realty LP	1.250%	4/17/17	300	299
Ventas Realty LP	3.750%	5/1/24	200	197
Ventas Realty LP	5.700%	9/30/43	450	514
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	25	26
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	325	325
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	575	609
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	25	25
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	250	271
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	140	146
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	500	486
Vornado Realty LP	2.500%	6/30/19	275	273
Washington REIT	4.950%	10/1/20	125	135
Washington REIT	3.950%	10/15/22	100	100
Weingarten Realty Investors	3.375%	10/15/22	75	74
Weingarten Realty Investors	3.500%	4/15/23	250	245
Weingarten Realty Investors	4.450%	1/15/24	75	78
WP Carey Inc.	4.600%	4/1/24	200	206
				776,959
Industrial (6.1%)
Basic Industry (0.6%)
Agrium Inc.	6.750%	1/15/19	1,350	1,588
Agrium Inc.	3.150%	10/1/22	2,010	1,972
Agrium Inc.	3.500%	6/1/23	275	273
Agrium Inc.	4.900%	6/1/43	125	128
Air Products & Chemicals Inc.	2.000%	8/2/16	275	280
Air Products & Chemicals Inc.	1.200%	10/15/17	225	223
Air Products & Chemicals Inc.	3.000%	11/3/21	190	192
Air Products & Chemicals Inc.	2.750%	2/3/23	200	194
Air Products & Chemicals Inc.	3.350%	7/31/24	700	696
Airgas Inc.	3.250%	10/1/15	225	230
Airgas Inc.	3.650%	7/15/24	750	748
Albemarle Corp.	4.500%	12/15/20	50	54
Allegheny Technologies Inc.	9.375%	6/1/19	450	554
Barrick Gold Corp.	6.950%	4/1/19	350	407
Barrick Gold Corp.	3.850%	4/1/22	600	577
Barrick Gold Corp.	4.100%	5/1/23	1,050	1,010
Barrick Gold Corp.	5.250%	4/1/42	250	229
Barrick North America Finance LLC	6.800%	9/15/18	475	551
Barrick North America Finance LLC	4.400%	5/30/21	915	933
Barrick North America Finance LLC	7.500%	9/15/38	25	30
Barrick North America Finance LLC	5.700%	5/30/41	750	752
Barrick North America Finance LLC	5.750%	5/1/43	500	498
Barrick PD Australia Finance Pty Ltd.	4.950%	1/15/20	600	657

Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	500	519
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	450	459
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	1,475	1,490
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	350	385
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	300	301
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	450	532
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	600	613
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	525	523
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	775	811
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,200	1,146
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	1,300	1,426
Braskem Finance Ltd.	6.450%	2/3/24	200	208
Cabot Corp.	2.550%	1/15/18	550	558
Cabot Corp.	3.700%	7/15/22	50	50
Carpenter Technology Corp.	5.200%	7/15/21	575	620
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	200	203
CF Industries Inc.	6.875%	5/1/18	1,725	1,990
CF Industries Inc.	7.125%	5/1/20	825	991
CF Industries Inc.	3.450%	6/1/23	575	564
CF Industries Inc.	5.150%	3/15/34	500	527
CF Industries Inc.	4.950%	6/1/43	375	378
Domtar Corp.	6.250%	9/1/42	50	54
Domtar Corp.	6.750%	2/15/44	400	450
Dow Chemical Co.	2.500%	2/15/16	250	256
Dow Chemical Co.	5.700%	5/15/18	100	112
Dow Chemical Co.	8.550%	5/15/19	1,810	2,278
Dow Chemical Co.	4.250%	11/15/20	2,010	2,146
Dow Chemical Co.	4.125%	11/15/21	185	194
Dow Chemical Co.	3.000%	11/15/22	700	673
Dow Chemical Co.	3.500%	10/1/24	100	98
Dow Chemical Co.	7.375%	11/1/29	100	132
Dow Chemical Co.	4.250%	10/1/34	350	337
Dow Chemical Co.	9.400%	5/15/39	760	1,203
Dow Chemical Co.	5.250%	11/15/41	525	564
Dow Chemical Co.	4.375%	11/15/42	500	467
Eastman Chemical Co.	3.000%	12/15/15	400	411
Eastman Chemical Co.	2.400%	6/1/17	1,750	1,785
Eastman Chemical Co.	3.600%	8/15/22	650	654
Eastman Chemical Co.	4.800%	9/1/42	400	393
Eastman Chemical Co.	4.650%	10/15/44	500	476
Ecolab Inc.	3.000%	12/8/16	175	182
Ecolab Inc.	1.450%	12/8/17	1,225	1,216
Ecolab Inc.	4.350%	12/8/21	50	54
Ecolab Inc.	5.500%	12/8/41	625	717
EI du Pont de Nemours & Co.	2.750%	4/1/16	375	387
EI du Pont de Nemours & Co.	5.250%	12/15/16	105	115
EI du Pont de Nemours & Co.	6.000%	7/15/18	700	802
EI du Pont de Nemours & Co.	4.625%	1/15/20	300	332
EI du Pont de Nemours & Co.	3.625%	1/15/21	920	969
EI du Pont de Nemours & Co.	4.250%	4/1/21	850	923
EI du Pont de Nemours & Co.	2.800%	2/15/23	75	73
EI du Pont de Nemours & Co.	6.500%	1/15/28	500	631
EI du Pont de Nemours & Co.	4.900%	1/15/41	450	480
EI du Pont de Nemours & Co.	4.150%	2/15/43	125	116
FMC Corp.	3.950%	2/1/22	150	156
FMC Corp.	4.100%	2/1/24	750	777
Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	125	127

	Freeport-McMoRan Copper & Gold Inc.	2.375%	3/15/18	1,375	1,379
	Freeport-McMoRan Copper & Gold Inc.	3.100%	3/15/20	2,425	2,410
	Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	1,975	1,925
	Freeport-McMoRan Copper & Gold Inc.	3.875%	3/15/23	1,280	1,263
	Freeport-McMoRan Inc.	5.450%	3/15/43	1,220	1,244
	Georgia-Pacific LLC	7.375%	12/1/25	400	522
	Georgia-Pacific LLC	8.875%	5/15/31	1,200	1,809
	Glencore Canada Corp.	5.500%	6/15/17	250	274
	Goldcorp Inc.	2.125%	3/15/18	1,100	1,103
	Goldcorp Inc.	3.700%	3/15/23	600	588
	Goldcorp Inc.	5.450%	6/9/44	250	261
	International Paper Co.	7.500%	8/15/21	910	1,130
	International Paper Co.	4.750%	2/15/22	500	540
	International Paper Co.	3.650%	6/15/24	900	875
	International Paper Co.	7.300%	11/15/39	805	1,047
	International Paper Co.	6.000%	11/15/41	300	341
	International Paper Co.	4.800%	6/15/44	500	484
10	Kinross Gold Corp.	5.950%	3/15/24	700	718
	LYB International Finance BV	4.000%	7/15/23	500	515
	LYB International Finance BV	5.250%	7/15/43	500	533
12	LYB International Finance BV	4.875%	3/15/44	1,200	1,220
	LyondellBasell Industries NV	5.000%	4/15/19	1,700	1,869
	LyondellBasell Industries NV	6.000%	11/15/21	475	551
	LyondellBasell Industries NV	5.750%	4/15/24	500	576
	Monsanto Co.	2.750%	4/15/16	75	77
	Monsanto Co.	1.150%	6/30/17	1,000	993
	Monsanto Co.	2.125%	7/15/19	800	795
	Monsanto Co.	2.750%	7/15/21	600	593
	Monsanto Co.	2.200%	7/15/22	175	165
	Monsanto Co.	3.375%	7/15/24	700	700
	Monsanto Co.	4.200%	7/15/34	400	403
	Monsanto Co.	5.875%	4/15/38	375	457
	Monsanto Co.	3.600%	7/15/42	250	224
	Monsanto Co.	4.400%	7/15/44	750	737
	Monsanto Co.	4.700%	7/15/64	600	597
	Mosaic Co.	3.750%	11/15/21	650	675
	Mosaic Co.	4.250%	11/15/23	800	831
	Mosaic Co.	5.450%	11/15/33	100	110
	Mosaic Co.	4.875%	11/15/41	130	131
	Mosaic Co.	5.625%	11/15/43	150	166
	Newmont Mining Corp.	5.125%	10/1/19	1,475	1,602
	Newmont Mining Corp.	3.500%	3/15/22	250	232
	Newmont Mining Corp.	5.875%	4/1/35	325	324
	Newmont Mining Corp.	6.250%	10/1/39	500	494
	Newmont Mining Corp.	4.875%	3/15/42	600	507
	Nucor Corp.	5.750%	12/1/17	385	432
	Nucor Corp.	5.850%	6/1/18	875	992
	Nucor Corp.	4.125%	9/15/22	200	213
	Nucor Corp.	4.000%	8/1/23	325	333
	Nucor Corp.	6.400%	12/1/37	325	393
	Nucor Corp.	5.200%	8/1/43	400	423
	Packaging Corp. of America	3.900%	6/15/22	275	283
	Packaging Corp. of America	4.500%	11/1/23	425	450
	Packaging Corp. of America	3.650%	9/15/24	500	491
	Placer Dome Inc.	6.450%	10/15/35	375	417
	Plains Exploration & Production Co.	6.500%	11/15/20	520	570
	Plains Exploration & Production Co.	6.750%	2/1/22	1,093	1,213

Plains Exploration & Production Co.	6.875%	2/15/23	899	1,019
Plum Creek Timberlands LP	5.875%	11/15/15	225	237
Plum Creek Timberlands LP	4.700%	3/15/21	275	297
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	675	710
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	1,210	1,357
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	50	60
PPG Industries Inc.	1.900%	1/15/16	375	380
PPG Industries Inc.	6.650%	3/15/18	700	807
Praxair Inc.	5.200%	3/15/17	25	27
Praxair Inc.	4.500%	8/15/19	175	193
Praxair Inc.	4.050%	3/15/21	925	1,001
Praxair Inc.	3.000%	9/1/21	50	51
Praxair Inc.	2.450%	2/15/22	850	823
Praxair Inc.	3.550%	11/7/42	100	91
Rayonier Inc.	3.750%	4/1/22	125	126
Reliance Steel & Aluminum Co.	4.500%	4/15/23	225	231
Rio Tinto Alcan Inc.	5.000%	6/1/15	875	901
Rio Tinto Alcan Inc.	6.125%	12/15/33	325	394
Rio Tinto Alcan Inc.	5.750%	6/1/35	450	513
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	280	287
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	1,500	1,737
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	1,075	1,377
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	310	321
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	175	185
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	1,000	1,032
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	290
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	565	602
Rio Tinto Finance USA plc	1.375%	6/17/16	1,050	1,057
Rio Tinto Finance USA plc	2.000%	3/22/17	375	381
Rio Tinto Finance USA plc	2.250%	12/14/18	500	504
Rio Tinto Finance USA plc	3.500%	3/22/22	200	204
Rio Tinto Finance USA plc	4.750%	3/22/42	875	882
Rio Tinto Finance USA plc	4.125%	8/21/42	350	319
Rohm & Haas Co.	7.850%	7/15/29	300	413
RPM International Inc.	6.125%	10/15/19	75	86
RPM International Inc.	3.450%	11/15/22	250	244
Sigma-Aldrich Corp.	3.375%	11/1/20	75	78
Southern Copper Corp.	5.375%	4/16/20	200	219
Southern Copper Corp.	7.500%	7/27/35	1,625	1,930
Southern Copper Corp.	6.750%	4/16/40	250	278
Syngenta Finance NV	3.125%	3/28/22	250	251
Syngenta Finance NV	4.375%	3/28/42	150	153
Teck Resources Ltd.	3.150%	1/15/17	500	516
Teck Resources Ltd.	2.500%	2/1/18	430	431
Teck Resources Ltd.	3.000%	3/1/19	800	795
Teck Resources Ltd.	4.500%	1/15/21	250	262
Teck Resources Ltd.	4.750%	1/15/22	75	78
Teck Resources Ltd.	3.750%	2/1/23	525	495
Teck Resources Ltd.	6.250%	7/15/41	795	824
Teck Resources Ltd.	5.200%	3/1/42	925	845
Teck Resources Ltd.	5.400%	2/1/43	275	255
Vale Canada Ltd.	5.700%	10/15/15	450	472
Vale Canada Ltd.	7.200%	9/15/32	100	112
Vale Overseas Ltd.	6.250%	1/11/16	510	542
Vale Overseas Ltd.	6.250%	1/23/17	200	220
Vale Overseas Ltd.	5.625%	9/15/19	2,250	2,523
Vale Overseas Ltd.	4.625%	9/15/20	1,090	1,150

	Vale Overseas Ltd.	4.375%	1/11/22	1,545	1,552
	Vale Overseas Ltd.	8.250%	1/17/34	375	474
	Vale Overseas Ltd.	6.875%	11/21/36	855	962
	Vale Overseas Ltd.	6.875%	11/10/39	1,610	1,824
	Vale SA	5.625%	9/11/42	1,050	1,013
	Valspar Corp.	7.250%	6/15/19	350	418
	Valspar Corp.	4.200%	1/15/22	25	26
	Westlake Chemical Corp.	3.600%	7/15/22	50	49
	Westvaco Corp.	7.950%	2/15/31	300	381
	Weyerhaeuser Co.	7.375%	10/1/19	550	662
	Weyerhaeuser Co.	8.500%	1/15/25	150	199
	Weyerhaeuser Co.	7.375%	3/15/32	625	827
	Weyerhaeuser Co.	6.875%	12/15/33	125	159
	Worthington Industries Inc.	4.550%	4/15/26	100	104
10	Yamana Gold Inc.	4.950%	7/15/24	640	644

	Capital Goods (0.5%)
	3M Co.	1.375%	9/29/16	295	299
	3M Co.	6.375%	2/15/28	350	460
	3M Co.	5.700%	3/15/37	105	131
	ABB Finance USA Inc.	1.625%	5/8/17	100	101
	ABB Finance USA Inc.	2.875%	5/8/22	375	371
	ABB Finance USA Inc.	4.375%	5/8/42	150	154
	Acuity Brands Lighting Inc.	6.000%	12/15/19	200	224
	Boeing Capital Corp.	2.125%	8/15/16	115	118
	Boeing Capital Corp.	4.700%	10/27/19	125	139
	Boeing Co.	0.950%	5/15/18	1,425	1,384
	Boeing Co.	6.000%	3/15/19	1,850	2,152
	Boeing Co.	4.875%	2/15/20	525	592
	Boeing Co.	6.625%	2/15/38	100	137
	Boeing Co.	6.875%	3/15/39	250	352
	Boeing Co.	5.875%	2/15/40	795	1,002
	Carlisle Cos. Inc.	3.750%	11/15/22	175	175
	Caterpillar Financial Services Corp.	4.625%	6/1/15	2,050	2,107
	Caterpillar Financial Services Corp.	2.050%	8/1/16	770	788
	Caterpillar Financial Services Corp.	1.300%	3/1/18	825	814
	Caterpillar Financial Services Corp.	5.450%	4/15/18	875	984
	Caterpillar Financial Services Corp.	7.150%	2/15/19	1,235	1,487
	Caterpillar Financial Services Corp.	2.750%	8/20/21	200	199
	Caterpillar Financial Services Corp.	3.300%	6/9/24	730	730
	Caterpillar Inc.	1.500%	6/26/17	450	452
	Caterpillar Inc.	3.900%	5/27/21	220	236
	Caterpillar Inc.	2.600%	6/26/22	125	122
	Caterpillar Inc.	3.400%	5/15/24	750	755
	Caterpillar Inc.	6.050%	8/15/36	895	1,133
	Caterpillar Inc.	3.803%	8/15/42	1,229	1,139
	Caterpillar Inc.	4.300%	5/15/44	750	762
	Cooper US Inc.	2.375%	1/15/16	1,000	1,023
	Crane Co.	2.750%	12/15/18	300	305
	Crane Co.	4.450%	12/15/23	400	420
	CRH America Inc.	4.125%	1/15/16	500	519
	CRH America Inc.	6.000%	9/30/16	750	820
	CRH America Inc.	5.750%	1/15/21	885	1,020
	Danaher Corp.	2.300%	6/23/16	200	205
	Danaher Corp.	3.900%	6/23/21	150	161
	Deere & Co.	2.600%	6/8/22	700	680
	Deere & Co.	5.375%	10/16/29	455	537

	Deere & Co.	8.100%	5/15/30	1,000	1,468
	Deere & Co.	7.125%	3/3/31	400	549
	Deere & Co.	3.900%	6/9/42	500	475
	Dover Corp.	4.300%	3/1/21	145	158
	Dover Corp.	6.600%	3/15/38	350	468
	Dover Corp.	5.375%	3/1/41	480	572
	Eaton Corp.	1.500%	11/2/17	200	199
	Eaton Corp.	5.600%	5/15/18	550	618
	Eaton Corp.	2.750%	11/2/22	575	556
	Eaton Corp.	4.000%	11/2/32	815	804
	Eaton Corp.	4.150%	11/2/42	75	71
10	Embraer Overseas Ltd.	5.696%	9/16/23	1,166	1,244
	Emerson Electric Co.	5.250%	10/15/18	525	591
	Emerson Electric Co.	4.875%	10/15/19	275	307
	Emerson Electric Co.	4.250%	11/15/20	25	27
	Emerson Electric Co.	2.625%	2/15/23	1,000	966
	Emerson Electric Co.	6.000%	8/15/32	150	189
	Emerson Electric Co.	6.125%	4/15/39	125	160
	Emerson Electric Co.	5.250%	11/15/39	135	157
13	Exelis Inc.	4.250%	10/1/16	225	238
	Flowserve Corp.	3.500%	9/15/22	625	622
	Flowserve Corp.	4.000%	11/15/23	375	384
	General Dynamics Corp.	1.000%	11/15/17	1,100	1,088
	General Dynamics Corp.	3.875%	7/15/21	750	803
	General Dynamics Corp.	2.250%	11/15/22	900	851
	General Dynamics Corp.	3.600%	11/15/42	125	113
	General Electric Co.	0.850%	10/9/15	925	928
	General Electric Co.	5.250%	12/6/17	1,940	2,155
	General Electric Co.	2.700%	10/9/22	1,350	1,314
	General Electric Co.	3.375%	3/11/24	2,000	2,021
	General Electric Co.	4.125%	10/9/42	2,050	2,020
	General Electric Co.	4.500%	3/11/44	450	468
	Honeywell International Inc.	5.400%	3/15/16	245	262
	Honeywell International Inc.	5.300%	3/15/17	275	303
	Honeywell International Inc.	5.300%	3/1/18	150	167
	Honeywell International Inc.	5.000%	2/15/19	105	117
	Honeywell International Inc.	4.250%	3/1/21	805	883
	Honeywell International Inc.	3.350%	12/1/23	1,325	1,351
	Honeywell International Inc.	5.700%	3/15/37	105	128
	Honeywell International Inc.	5.375%	3/1/41	1,855	2,203
	Illinois Tool Works Inc.	6.250%	4/1/19	450	526
	Illinois Tool Works Inc.	3.375%	9/15/21	105	110
	Illinois Tool Works Inc.	4.875%	9/15/41	105	116
	Illinois Tool Works Inc.	3.900%	9/1/42	725	690
	Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	1,550	1,815
	Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	125	128
	Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	250	262
	Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	125	148
	John Deere Capital Corp.	0.700%	9/4/15	50	50
	John Deere Capital Corp.	0.750%	1/22/16	275	276
	John Deere Capital Corp.	1.850%	9/15/16	185	189
	John Deere Capital Corp.	2.000%	1/13/17	375	383
	John Deere Capital Corp.	2.800%	9/18/17	550	573
	John Deere Capital Corp.	1.200%	10/10/17	475	474
	John Deere Capital Corp.	5.750%	9/10/18	530	604
	John Deere Capital Corp.	2.250%	4/17/19	150	152
	John Deere Capital Corp.	1.700%	1/15/20	550	533

John Deere Capital Corp.	3.900%	7/12/21	125	134
John Deere Capital Corp.	3.150%	10/15/21	105	107
John Deere Capital Corp.	2.750%	3/15/22	75	74
John Deere Capital Corp.	2.800%	1/27/23	1,775	1,742
John Deere Capital Corp.	3.350%	6/12/24	700	705
Joy Global Inc.	6.000%	11/15/16	250	274
Kennametal Inc.	2.650%	11/1/19	200	200
Kennametal Inc.	3.875%	2/15/22	125	126
L-3 Communications Corp.	1.500%	5/28/17	400	396
L-3 Communications Corp.	5.200%	10/15/19	825	911
L-3 Communications Corp.	4.750%	7/15/20	425	459
L-3 Communications Corp.	4.950%	2/15/21	575	624
L-3 Communications Corp.	3.950%	5/28/24	350	347
Lockheed Martin Corp.	7.650%	5/1/16	250	278
Lockheed Martin Corp.	2.125%	9/15/16	245	250
Lockheed Martin Corp.	4.250%	11/15/19	2,005	2,190
Lockheed Martin Corp.	3.350%	9/15/21	80	83
Lockheed Martin Corp.	6.150%	9/1/36	1,715	2,175
Lockheed Martin Corp.	5.500%	11/15/39	180	212
Lockheed Martin Corp.	5.720%	6/1/40	316	383
Martin Marietta Materials Inc.	6.600%	4/15/18	400	455
Mohawk Industries Inc.	3.850%	2/1/23	2,750	2,749
Northrop Grumman Corp.	1.750%	6/1/18	575	570
Northrop Grumman Corp.	3.500%	3/15/21	125	129
Northrop Grumman Corp.	3.250%	8/1/23	400	395
Northrop Grumman Corp.	5.050%	11/15/40	475	505
Northrop Grumman Corp.	4.750%	6/1/43	400	411
Owens Corning	6.500%	12/1/16	1,691	1,863
Owens Corning	4.200%	12/15/22	150	153
Parker Hannifin Corp.	5.500%	5/15/18	1,725	1,939
Parker Hannifin Corp.	3.500%	9/15/22	75	78
Parker Hannifin Corp.	6.250%	5/15/38	75	98
Pentair Finance SA	1.350%	12/1/15	300	302
Pentair Finance SA	2.650%	12/1/19	500	497
Precision Castparts Corp.	0.700%	12/20/15	225	225
Precision Castparts Corp.	1.250%	1/15/18	1,650	1,630
Precision Castparts Corp.	2.500%	1/15/23	125	119
Precision Castparts Corp.	3.900%	1/15/43	175	167
Raytheon Co.	6.750%	3/15/18	125	145
Raytheon Co.	3.125%	10/15/20	425	437
Raytheon Co.	2.500%	12/15/22	425	404
Raytheon Co.	7.200%	8/15/27	75	100
Raytheon Co.	4.875%	10/15/40	225	247
Raytheon Co.	4.700%	12/15/41	625	671
Republic Services Inc.	3.800%	5/15/18	2,535	2,694
Republic Services Inc.	5.500%	9/15/19	425	484
Republic Services Inc.	5.000%	3/1/20	125	139
Republic Services Inc.	5.250%	11/15/21	50	57
Republic Services Inc.	3.550%	6/1/22	300	305
Republic Services Inc.	6.200%	3/1/40	475	583
Republic Services Inc.	5.700%	5/15/41	500	587
Rockwell Automation Inc.	5.650%	12/1/17	25	28
Rockwell Automation Inc.	6.700%	1/15/28	200	257
Rockwell Automation Inc.	6.250%	12/1/37	325	418
Rockwell Collins Inc.	5.250%	7/15/19	50	56
Rockwell Collins Inc.	3.100%	11/15/21	125	126
Roper Industries Inc.	2.050%	10/1/18	1,175	1,164

	Roper Industries Inc.	6.250%	9/1/19	1,575	1,836
	Snap-on Inc.	6.125%	9/1/21	200	233
	Sonoco Products Co.	4.375%	11/1/21	65	69
	Sonoco Products Co.	5.750%	11/1/40	765	884
	Stanley Black & Decker Inc.	3.400%	12/1/21	450	466
	Stanley Black & Decker Inc.	5.200%	9/1/40	150	170
	Textron Inc.	5.600%	12/1/17	125	139
	Textron Inc.	7.250%	10/1/19	650	776
	Textron Inc.	4.300%	3/1/24	625	645
	Tyco International Finance SA	8.500%	1/15/19	200	243
	Tyco International Finance SA / Tyco
	International Ltd.	7.000%	12/15/19	300	358
	United Technologies Corp.	1.800%	6/1/17	620	629
	United Technologies Corp.	5.375%	12/15/17	1,575	1,762
	United Technologies Corp.	6.125%	2/1/19	2,633	3,066
	United Technologies Corp.	4.500%	4/15/20	445	492
	United Technologies Corp.	3.100%	6/1/22	1,350	1,350
	United Technologies Corp.	6.700%	8/1/28	200	264
	United Technologies Corp.	7.500%	9/15/29	100	143
	United Technologies Corp.	5.400%	5/1/35	400	476
	United Technologies Corp.	6.050%	6/1/36	285	362
	United Technologies Corp.	6.125%	7/15/38	500	636
	United Technologies Corp.	5.700%	4/15/40	525	639
	United Technologies Corp.	4.500%	6/1/42	2,225	2,328
	Valmont Industries Inc.	5.000%	10/1/44	290	285
	Valmont Industries Inc.	5.250%	10/1/54	250	244
	Waste Management Inc.	2.600%	9/1/16	205	211
	Waste Management Inc.	6.100%	3/15/18	1,100	1,255
	Waste Management Inc.	7.375%	3/11/19	80	96
	Waste Management Inc.	4.600%	3/1/21	275	303
	Waste Management Inc.	3.500%	5/15/24	700	700
	Waste Management Inc.	7.100%	8/1/26	325	427
	Waste Management Inc.	7.750%	5/15/32	185	267
	Waste Management Inc.	6.125%	11/30/39	400	495

	Communication (1.1%)
	21st Century Fox America Inc.	6.900%	3/1/19	1,160	1,376
	21st Century Fox America Inc.	5.650%	8/15/20	500	570
	21st Century Fox America Inc.	4.500%	2/15/21	435	473
	21st Century Fox America Inc.	3.000%	9/15/22	500	487
	21st Century Fox America Inc.	4.000%	10/1/23	275	284
	21st Century Fox America Inc.	6.550%	3/15/33	892	1,113
	21st Century Fox America Inc.	6.200%	12/15/34	825	1,008
	21st Century Fox America Inc.	6.400%	12/15/35	1,500	1,867
	21st Century Fox America Inc.	8.150%	10/17/36	385	546
	21st Century Fox America Inc.	6.150%	3/1/37	345	411
	21st Century Fox America Inc.	6.900%	8/15/39	425	550
	21st Century Fox America Inc.	5.400%	10/1/43	175	191
10	21st Century Fox America Inc.	4.750%	9/15/44	450	451
	America Movil SAB de CV	2.375%	9/8/16	900	920
	America Movil SAB de CV	5.625%	11/15/17	350	390
	America Movil SAB de CV	5.000%	10/16/19	850	943
	America Movil SAB de CV	5.000%	3/30/20	710	779
	America Movil SAB de CV	3.125%	7/16/22	200	195
	America Movil SAB de CV	6.375%	3/1/35	200	241
	America Movil SAB de CV	6.125%	11/15/37	300	349
	America Movil SAB de CV	6.125%	3/30/40	2,710	3,149

America Movil SAB de CV	4.375%	7/16/42	425	396
American Tower Corp.	4.500%	1/15/18	1,400	1,493
American Tower Corp.	5.050%	9/1/20	205	223
American Tower Corp.	5.900%	11/1/21	1,500	1,685
American Tower Corp.	3.500%	1/31/23	1,640	1,559
American Tower Corp.	5.000%	2/15/24	1,150	1,206
AT&T Corp.	8.000%	11/15/31	1,001	1,480
AT&T Inc.	0.900%	2/12/16	500	500
AT&T Inc.	2.950%	5/15/16	160	165
AT&T Inc.	2.400%	8/15/16	445	455
AT&T Inc.	1.600%	2/15/17	500	504
AT&T Inc.	1.700%	6/1/17	2,175	2,193
AT&T Inc.	5.500%	2/1/18	2,385	2,667
AT&T Inc.	5.600%	5/15/18	250	282
AT&T Inc.	2.375%	11/27/18	950	959
AT&T Inc.	5.800%	2/15/19	325	373
AT&T Inc.	2.300%	3/11/19	625	626
AT&T Inc.	4.450%	5/15/21	485	525
AT&T Inc.	3.875%	8/15/21	3,615	3,786
AT&T Inc.	3.000%	2/15/22	600	590
AT&T Inc.	2.625%	12/1/22	875	832
AT&T Inc.	3.900%	3/11/24	450	458
AT&T Inc.	6.450%	6/15/34	945	1,157
AT&T Inc.	6.500%	9/1/37	448	544
AT&T Inc.	6.300%	1/15/38	885	1,047
AT&T Inc.	6.400%	5/15/38	550	675
AT&T Inc.	6.550%	2/15/39	410	501
AT&T Inc.	5.350%	9/1/40	1,755	1,853
AT&T Inc.	5.550%	8/15/41	210	228
AT&T Inc.	4.300%	12/15/42	1,773	1,623
AT&T Inc.	4.800%	6/15/44	2,000	1,974
AT&T Inc.	4.350%	6/15/45	1,306	1,196
AT&T Mobility LLC	7.125%	12/15/31	400	538
Bellsouth Capital Funding Corp.	7.875%	2/15/30	78	105
BellSouth Corp.	6.875%	10/15/31	231	283
BellSouth Corp.	6.550%	6/15/34	261	317
BellSouth Corp.	6.000%	11/15/34	119	136
BellSouth Telecommunications LLC	6.375%	6/1/28	790	916
British Telecommunications plc	1.250%	2/14/17	150	150
British Telecommunications plc	5.950%	1/15/18	1,440	1,623
British Telecommunications plc	2.350%	2/14/19	200	201
British Telecommunications plc	9.625%	12/15/30	1,700	2,682
CBS Corp.	2.300%	8/15/19	350	345
CBS Corp.	5.750%	4/15/20	360	410
CBS Corp.	4.300%	2/15/21	550	585
CBS Corp.	3.375%	3/1/22	725	726
CBS Corp.	7.875%	7/30/30	300	408
CBS Corp.	5.500%	5/15/33	200	219
CBS Corp.	4.850%	7/1/42	225	222
CBS Corp.	4.900%	8/15/44	750	740
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	500	492
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	555	691
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	1,108	1,585
Comcast Cable Communications LLC	8.875%	5/1/17	850	1,012

Comcast Corp.	5.900%	3/15/16	1,265	1,360
Comcast Corp.	5.700%	5/15/18	1,475	1,675
Comcast Corp.	5.700%	7/1/19	3,305	3,819
Comcast Corp.	3.125%	7/15/22	100	101
Comcast Corp.	2.850%	1/15/23	900	881
Comcast Corp.	3.600%	3/1/24	225	229
Comcast Corp.	4.250%	1/15/33	2,450	2,464
Comcast Corp.	7.050%	3/15/33	1,000	1,341
Comcast Corp.	6.500%	11/15/35	1,075	1,397
Comcast Corp.	6.450%	3/15/37	900	1,150
Comcast Corp.	6.950%	8/15/37	1,220	1,643
Comcast Corp.	6.400%	5/15/38	600	769
Comcast Corp.	4.650%	7/15/42	1,125	1,163
Comcast Corp.	4.500%	1/15/43	225	228
Comcast Corp.	4.750%	3/1/44	1,200	1,266
COX Communications Inc.	5.500%	10/1/15	600	629
Deutsche Telekom International Finance BV	5.750%	3/23/16	425	454
Deutsche Telekom International Finance BV	6.750%	8/20/18	325	380
Deutsche Telekom International Finance BV	6.000%	7/8/19	1,025	1,185
Deutsche Telekom International Finance BV	8.750%	6/15/30	2,350	3,439
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.125%	2/15/16	75	77
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	1,880	2,157
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	500	561
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	425	460
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	2,725	3,010
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.450%	4/1/24	1,075	1,118
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.350%	3/15/40	275	321
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	1,225	1,432
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.150%	3/15/42	1,075	1,090
Discovery Communications LLC	5.050%	6/1/20	1,150	1,275
Discovery Communications LLC	4.375%	6/15/21	205	220
Discovery Communications LLC	3.300%	5/15/22	125	124
Discovery Communications LLC	3.250%	4/1/23	500	487
Discovery Communications LLC	4.950%	5/15/42	225	225
Discovery Communications LLC	4.875%	4/1/43	175	173
Embarq Corp.	7.082%	6/1/16	425	462
Embarq Corp.	7.995%	6/1/36	1,255	1,357
Graham Holdings Co.	7.250%	2/1/19	150	174
Grupo Televisa SAB	6.000%	5/15/18	1,400	1,580
Grupo Televisa SAB	6.625%	3/18/25	450	542
Grupo Televisa SAB	6.625%	1/15/40	500	600
GTE Corp.	6.940%	4/15/28	325	396
Historic TW Inc.	6.625%	5/15/29	200	247
Interpublic Group of Cos. Inc.	3.750%	2/15/23	1,000	994
Interpublic Group of Cos. Inc.	4.200%	4/15/24	825	831
Koninklijke KPN NV	8.375%	10/1/30	350	494
McGraw Hill Financial Inc.	5.900%	11/15/17	150	165
McGraw Hill Financial Inc.	6.550%	11/15/37	350	366

Moody's Corp.	2.750%	7/15/19	400	402
Moody's Corp.	4.500%	9/1/22	1,400	1,477
Moody's Corp.	5.250%	7/15/44	275	287
NBCUniversal Media LLC	2.875%	4/1/16	2,345	2,418
NBCUniversal Media LLC	5.150%	4/30/20	925	1,049
NBCUniversal Media LLC	4.375%	4/1/21	205	224
NBCUniversal Media LLC	6.400%	4/30/40	350	450
NBCUniversal Media LLC	5.950%	4/1/41	1,075	1,312
NBCUniversal Media LLC	4.450%	1/15/43	100	101
New Cingular Wireless Services Inc.	8.750%	3/1/31	155	236
Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	100	100
Omnicom Group Inc.	5.900%	4/15/16	50	54
Omnicom Group Inc.	6.250%	7/15/19	675	788
Omnicom Group Inc.	4.450%	8/15/20	500	537
Omnicom Group Inc.	3.625%	5/1/22	1,100	1,119
Orange SA	2.750%	9/14/16	820	844
Orange SA	2.750%	2/6/19	900	913
Orange SA	5.375%	7/8/19	1,025	1,155
Orange SA	4.125%	9/14/21	902	949
Orange SA	9.000%	3/1/31	785	1,157
Orange SA	5.375%	1/13/42	25	26
Orange SA	5.500%	2/6/44	575	626
Pacific Bell Telephone Co.	7.125%	3/15/26	200	255
Qwest Corp.	6.500%	6/1/17	275	304
Qwest Corp.	6.750%	12/1/21	410	464
Qwest Corp.	7.250%	9/15/25	175	205
Qwest Corp.	6.875%	9/15/33	375	375
Qwest Corp.	7.125%	11/15/43	550	554
Reed Elsevier Capital Inc.	8.625%	1/15/19	259	323
Reed Elsevier Capital Inc.	3.125%	10/15/22	705	689
Rogers Communications Inc.	6.800%	8/15/18	950	1,115
Rogers Communications Inc.	3.000%	3/15/23	230	221
Rogers Communications Inc.	4.100%	10/1/23	225	234
Rogers Communications Inc.	4.500%	3/15/43	250	245
Rogers Communications Inc.	5.000%	3/15/44	1,750	1,804
Telefonica Emisiones SAU	6.421%	6/20/16	475	516
Telefonica Emisiones SAU	3.192%	4/27/18	1,025	1,056
Telefonica Emisiones SAU	5.877%	7/15/19	1,910	2,172
Telefonica Emisiones SAU	5.134%	4/27/20	705	771
Telefonica Emisiones SAU	5.462%	2/16/21	350	389
Telefonica Emisiones SAU	4.570%	4/27/23	1,000	1,040
Telefonica Emisiones SAU	7.045%	6/20/36	690	865
Telefonica Europe BV	8.250%	9/15/30	750	1,019
Thomson Reuters Corp.	1.300%	2/23/17	450	449
Thomson Reuters Corp.	6.500%	7/15/18	50	58
Thomson Reuters Corp.	4.700%	10/15/19	125	138
Thomson Reuters Corp.	4.300%	11/23/23	600	625
Thomson Reuters Corp.	5.500%	8/15/35	350	382
Thomson Reuters Corp.	5.850%	4/15/40	1,425	1,602
Thomson Reuters Corp.	5.650%	11/23/43	625	692
Time Warner Cable Inc.	5.850%	5/1/17	825	914
Time Warner Cable Inc.	6.750%	7/1/18	475	552
Time Warner Cable Inc.	8.250%	4/1/19	700	870
Time Warner Cable Inc.	5.000%	2/1/20	2,695	2,991
Time Warner Cable Inc.	4.125%	2/15/21	500	530
Time Warner Cable Inc.	4.000%	9/1/21	850	895
Time Warner Cable Inc.	6.550%	5/1/37	550	693

	Time Warner Cable Inc.	7.300%	7/1/38	1,000	1,360
	Time Warner Cable Inc.	6.750%	6/15/39	1,600	2,056
	Time Warner Cable Inc.	5.875%	11/15/40	600	703
	Time Warner Cable Inc.	5.500%	9/1/41	750	842
	Time Warner Cable Inc.	4.500%	9/15/42	475	468
	Time Warner Cos. Inc.	6.950%	1/15/28	1,795	2,259
	Time Warner Entertainment Co. LP	8.375%	3/15/23	800	1,066
	Time Warner Entertainment Co. LP	8.375%	7/15/33	100	146
	Time Warner Inc.	3.150%	7/15/15	860	877
	Time Warner Inc.	2.100%	6/1/19	550	541
	Time Warner Inc.	4.875%	3/15/20	1,240	1,369
	Time Warner Inc.	4.700%	1/15/21	700	766
	Time Warner Inc.	4.750%	3/29/21	600	653
	Time Warner Inc.	4.000%	1/15/22	205	214
	Time Warner Inc.	4.050%	12/15/23	75	77
	Time Warner Inc.	3.550%	6/1/24	525	517
	Time Warner Inc.	7.625%	4/15/31	835	1,127
	Time Warner Inc.	7.700%	5/1/32	1,840	2,521
	Time Warner Inc.	6.200%	3/15/40	150	175
	Time Warner Inc.	6.100%	7/15/40	825	956
	Time Warner Inc.	6.250%	3/29/41	325	384
	Time Warner Inc.	5.375%	10/15/41	205	219
	Time Warner Inc.	5.350%	12/15/43	125	135
	Time Warner Inc.	4.650%	6/1/44	525	507
	Verizon Communications Inc.	5.550%	2/15/16	250	266
	Verizon Communications Inc.	3.000%	4/1/16	380	392
	Verizon Communications Inc.	2.500%	9/15/16	1,155	1,185
	Verizon Communications Inc.	2.000%	11/1/16	2,825	2,869
	Verizon Communications Inc.	1.350%	6/9/17	2,500	2,487
	Verizon Communications Inc.	1.100%	11/1/17	200	197
	Verizon Communications Inc.	5.500%	2/15/18	925	1,034
	Verizon Communications Inc.	6.100%	4/15/18	155	177
	Verizon Communications Inc.	3.650%	9/14/18	2,630	2,768
	Verizon Communications Inc.	8.750%	11/1/18	1,470	1,831
	Verizon Communications Inc.	6.350%	4/1/19	1,000	1,162
10	Verizon Communications Inc.	2.625%	2/21/20	1,223	1,208
	Verizon Communications Inc.	4.500%	9/15/20	1,505	1,624
	Verizon Communications Inc.	3.450%	3/15/21	300	304
	Verizon Communications Inc.	4.600%	4/1/21	1,440	1,567
	Verizon Communications Inc.	3.500%	11/1/21	1,040	1,051
	Verizon Communications Inc.	2.450%	11/1/22	1,925	1,788
	Verizon Communications Inc.	5.150%	9/15/23	5,765	6,376
	Verizon Communications Inc.	4.150%	3/15/24	300	309
	Verizon Communications Inc.	7.750%	12/1/30	785	1,076
	Verizon Communications Inc.	6.400%	9/15/33	2,650	3,224
	Verizon Communications Inc.	5.050%	3/15/34	675	712
	Verizon Communications Inc.	5.850%	9/15/35	500	570
	Verizon Communications Inc.	6.250%	4/1/37	775	927
	Verizon Communications Inc.	6.400%	2/15/38	1,360	1,632
	Verizon Communications Inc.	6.900%	4/15/38	350	449
	Verizon Communications Inc.	7.350%	4/1/39	1,200	1,626
	Verizon Communications Inc.	6.000%	4/1/41	445	515
	Verizon Communications Inc.	4.750%	11/1/41	625	622
	Verizon Communications Inc.	3.850%	11/1/42	1,250	1,092
	Verizon Communications Inc.	6.550%	9/15/43	6,595	8,145
10	Verizon Communications Inc.	4.862%	8/21/46	2,267	2,281
10	Verizon Communications Inc.	5.012%	8/21/54	2,638	2,651

Verizon Maryland LLC	5.125%	6/15/33	1,000	1,030
Verizon New England Inc.	7.875%	11/15/29	250	320
Verizon New York Inc.	7.375%	4/1/32	500	616
Viacom Inc.	2.500%	12/15/16	250	257
Viacom Inc.	3.500%	4/1/17	540	567
Viacom Inc.	2.500%	9/1/18	175	177
Viacom Inc.	2.200%	4/1/19	625	621
Viacom Inc.	5.625%	9/15/19	850	966
Viacom Inc.	4.500%	3/1/21	245	265
Viacom Inc.	3.875%	12/15/21	2,475	2,565
Viacom Inc.	3.125%	6/15/22	75	74
Viacom Inc.	4.250%	9/1/23	175	180
Viacom Inc.	3.875%	4/1/24	625	623
Viacom Inc.	6.875%	4/30/36	915	1,145
Viacom Inc.	4.375%	3/15/43	212	193
Viacom Inc.	5.850%	9/1/43	1,075	1,195
Viacom Inc.	5.250%	4/1/44	650	673
Vodafone Group plc	5.625%	2/27/17	2,060	2,259
Vodafone Group plc	1.625%	3/20/17	625	626
Vodafone Group plc	1.250%	9/26/17	1,350	1,331
Vodafone Group plc	1.500%	2/19/18	1,450	1,431
Vodafone Group plc	4.625%	7/15/18	125	137
Vodafone Group plc	5.450%	6/10/19	775	870
Vodafone Group plc	2.500%	9/26/22	200	185
Vodafone Group plc	2.950%	2/19/23	545	514
Vodafone Group plc	7.875%	2/15/30	425	570
Vodafone Group plc	6.250%	11/30/32	350	416
Vodafone Group plc	6.150%	2/27/37	755	871
Vodafone Group plc	4.375%	2/19/43	675	621
Walt Disney Co.	0.875%	12/1/14	1,125	1,126
Walt Disney Co.	1.350%	8/16/16	165	167
Walt Disney Co.	5.625%	9/15/16	500	547
Walt Disney Co.	0.875%	5/30/17	700	694
Walt Disney Co.	1.100%	12/1/17	850	841
Walt Disney Co.	1.850%	5/30/19	725	717
Walt Disney Co.	2.350%	12/1/22	25	24
Walt Disney Co.	4.375%	8/16/41	225	234
Walt Disney Co.	4.125%	12/1/41	1,350	1,357
Walt Disney Co.	3.700%	12/1/42	450	420
Walt Disney Co.	4.125%	6/1/44	900	899
WPP Finance 2010	4.750%	11/21/21	221	241
WPP Finance 2010	3.750%	9/19/24	525	518
WPP Finance 2010	5.125%	9/7/42	1,050	1,078

Consumer Cyclical (0.6%)
Advance Auto Parts Inc.	4.500%	12/1/23	400	419
Amazon.com Inc.	0.650%	11/27/15	350	350
Amazon.com Inc.	1.200%	11/29/17	650	644
Amazon.com Inc.	2.500%	11/29/22	475	447
American Honda Finance Corp.	1.125%	10/7/16	600	602
American Honda Finance Corp.	1.200%	7/14/17	300	299
American Honda Finance Corp.	2.125%	10/10/18	450	453
American Honda Finance Corp.	2.250%	8/15/19	800	797
AutoNation Inc.	6.750%	4/15/18	250	286
AutoZone Inc.	1.300%	1/13/17	350	350
AutoZone Inc.	7.125%	8/1/18	750	882
AutoZone Inc.	3.125%	7/15/23	275	267

	Bed Bath & Beyond Inc.	3.749%	8/1/24	100	99
	Bed Bath & Beyond Inc.	4.915%	8/1/34	175	174
	Bed Bath & Beyond Inc.	5.165%	8/1/44	275	269
	BorgWarner Inc.	4.625%	9/15/20	50	54
	Brinker International Inc.	2.600%	5/15/18	25	25
	Brinker International Inc.	3.875%	5/15/23	1,600	1,562
	Carnival Corp.	1.200%	2/5/16	275	276
	Carnival Corp.	3.950%	10/15/20	200	209
	Costco Wholesale Corp.	5.500%	3/15/17	875	965
	Costco Wholesale Corp.	1.125%	12/15/17	1,825	1,811
	Cummins Inc.	3.650%	10/1/23	350	362
	Cummins Inc.	4.875%	10/1/43	400	441
	CVS Health Corp.	3.250%	5/18/15	705	717
	CVS Health Corp.	1.200%	12/5/16	150	150
	CVS Health Corp.	5.750%	6/1/17	307	341
	CVS Health Corp.	2.250%	12/5/18	375	377
	CVS Health Corp.	4.750%	5/18/20	625	695
	CVS Health Corp.	2.750%	12/1/22	975	931
	CVS Health Corp.	4.000%	12/5/23	660	688
	CVS Health Corp.	5.750%	5/15/41	1,255	1,483
	CVS Health Corp.	5.300%	12/5/43	425	477
10	Daimler Finance North America LLC	2.625%	9/15/16	225	232
	Daimler Finance North America LLC	8.500%	1/18/31	905	1,363
	Darden Restaurants Inc.	6.200%	10/15/17	150	167
	Delphi Corp.	6.125%	5/15/21	300	328
	Delphi Corp.	5.000%	2/15/23	450	481
	Dollar General Corp.	3.250%	4/15/23	950	849
	eBay Inc.	1.625%	10/15/15	125	126
	eBay Inc.	1.350%	7/15/17	625	623
	eBay Inc.	2.200%	8/1/19	1,100	1,088
	eBay Inc.	3.250%	10/15/20	125	128
	eBay Inc.	2.875%	8/1/21	600	586
	eBay Inc.	2.600%	7/15/22	825	778
	eBay Inc.	3.450%	8/1/24	600	582
	eBay Inc.	4.000%	7/15/42	75	65
	Expedia Inc.	5.950%	8/15/20	1,750	1,967
	Family Dollar Stores Inc.	5.000%	2/1/21	125	130
	Ford Motor Co.	6.625%	10/1/28	575	695
	Ford Motor Co.	6.375%	2/1/29	275	327
	Ford Motor Co.	7.450%	7/16/31	1,075	1,419
	Ford Motor Co.	4.750%	1/15/43	1,200	1,194
	Ford Motor Co.	7.400%	11/1/46	300	409
	Ford Motor Credit Co. LLC	4.207%	4/15/16	3,550	3,712
	Ford Motor Credit Co. LLC	1.700%	5/9/16	225	227
	Ford Motor Credit Co. LLC	3.984%	6/15/16	200	209
	Ford Motor Credit Co. LLC	8.000%	12/15/16	300	341
	Ford Motor Credit Co. LLC	4.250%	2/3/17	1,650	1,749
	Ford Motor Credit Co. LLC	6.625%	8/15/17	2,025	2,289
	Ford Motor Credit Co. LLC	1.724%	12/6/17	600	597
	Ford Motor Credit Co. LLC	5.000%	5/15/18	2,425	2,650
	Ford Motor Credit Co. LLC	2.875%	10/1/18	525	535
	Ford Motor Credit Co. LLC	8.125%	1/15/20	775	969
	Ford Motor Credit Co. LLC	5.750%	2/1/21	450	512
	Ford Motor Credit Co. LLC	5.875%	8/2/21	725	833
	Ford Motor Credit Co. LLC	4.250%	9/20/22	1,075	1,123
	Ford Motor Credit Co. LLC	4.375%	8/6/23	850	889
	Gap Inc.	5.950%	4/12/21	2,550	2,892

Home Depot Inc.	5.400%	3/1/16	1,305	1,392
Home Depot Inc.	2.250%	9/10/18	1,925	1,954
Home Depot Inc.	4.400%	4/1/21	600	665
Home Depot Inc.	2.700%	4/1/23	600	581
Home Depot Inc.	3.750%	2/15/24	900	936
Home Depot Inc.	5.875%	12/16/36	2,045	2,525
Home Depot Inc.	5.950%	4/1/41	375	466
Home Depot Inc.	4.200%	4/1/43	750	741
Home Depot Inc.	4.875%	2/15/44	1,250	1,362
Host Hotels & Resorts LP	6.000%	10/1/21	1,100	1,254
Host Hotels & Resorts LP	3.750%	10/15/23	240	236
Hyatt Hotels Corp.	3.375%	7/15/23	1,550	1,509
International Game Technology	7.500%	6/15/19	600	679
International Game Technology	5.500%	6/15/20	125	132
Johnson Controls Inc.	2.600%	12/1/16	150	155
Johnson Controls Inc.	5.000%	3/30/20	200	222
Johnson Controls Inc.	4.250%	3/1/21	745	796
Johnson Controls Inc.	3.750%	12/1/21	175	180
Johnson Controls Inc.	3.625%	7/2/24	300	297
Johnson Controls Inc.	6.000%	1/15/36	125	147
Johnson Controls Inc.	5.700%	3/1/41	205	235
Johnson Controls Inc.	5.250%	12/1/41	100	108
Johnson Controls Inc.	4.625%	7/2/44	200	196
Johnson Controls Inc.	4.950%	7/2/64	175	172
Kohl's Corp.	6.250%	12/15/17	200	226
Kohl's Corp.	4.000%	11/1/21	845	883
Kohl's Corp.	6.000%	1/15/33	225	247
Kohl's Corp.	6.875%	12/15/37	100	122
Lowe's Cos. Inc.	5.000%	10/15/15	75	78
Lowe's Cos. Inc.	1.625%	4/15/17	925	933
Lowe's Cos. Inc.	6.100%	9/15/17	200	227
Lowe's Cos. Inc.	4.625%	4/15/20	445	493
Lowe's Cos. Inc.	3.750%	4/15/21	205	218
Lowe's Cos. Inc.	3.800%	11/15/21	250	264
Lowe's Cos. Inc.	3.120%	4/15/22	450	456
Lowe's Cos. Inc.	3.875%	9/15/23	300	316
Lowe's Cos. Inc.	3.125%	9/15/24	300	294
Lowe's Cos. Inc.	6.875%	2/15/28	367	471
Lowe's Cos. Inc.	5.800%	4/15/40	1,080	1,304
Lowe's Cos. Inc.	5.125%	11/15/41	100	113
Lowe's Cos. Inc.	4.650%	4/15/42	1,200	1,255
Lowe's Cos. Inc.	5.000%	9/15/43	100	110
Lowe's Cos. Inc.	4.250%	9/15/44	325	318
Macy's Retail Holdings Inc.	5.900%	12/1/16	239	263
Macy's Retail Holdings Inc.	7.450%	7/15/17	1,000	1,152
Macy's Retail Holdings Inc.	3.875%	1/15/22	150	156
Macy's Retail Holdings Inc.	6.900%	4/1/29	475	600
Macy's Retail Holdings Inc.	6.375%	3/15/37	275	340
Macy's Retail Holdings Inc.	5.125%	1/15/42	1,325	1,387
Marriott International Inc.	6.200%	6/15/16	150	162
Marriott International Inc.	6.375%	6/15/17	50	56
Marriott International Inc.	3.000%	3/1/19	125	128
Marriott International Inc.	3.375%	10/15/20	850	874
MasterCard Inc.	2.000%	4/1/19	250	249
MasterCard Inc.	3.375%	4/1/24	625	632
McDonald's Corp.	5.300%	3/15/17	400	440
McDonald's Corp.	5.800%	10/15/17	550	619

	McDonald's Corp.	5.350%	3/1/18	880	985
	McDonald's Corp.	2.625%	1/15/22	410	406
	McDonald's Corp.	3.250%	6/10/24	1,200	1,189
	McDonald's Corp.	6.300%	3/1/38	300	386
	McDonald's Corp.	5.700%	2/1/39	25	30
	McDonald's Corp.	3.700%	2/15/42	1,225	1,116
	McDonald's Corp.	3.625%	5/1/43	275	245
	MDC Holdings Inc.	6.000%	1/15/43	300	276
	NIKE Inc.	2.250%	5/1/23	50	47
	NIKE Inc.	3.625%	5/1/43	125	118
	Nordstrom Inc.	4.750%	5/1/20	600	661
	Nordstrom Inc.	4.000%	10/15/21	585	626
	Nordstrom Inc.	6.950%	3/15/28	200	259
	Nordstrom Inc.	5.000%	1/15/44	197	212
	NVR Inc.	3.950%	9/15/22	225	227
	O'Reilly Automotive Inc.	4.875%	1/14/21	50	55
	O'Reilly Automotive Inc.	4.625%	9/15/21	550	597
	O'Reilly Automotive Inc.	3.800%	9/1/22	25	26
	O'Reilly Automotive Inc.	3.850%	6/15/23	150	153
	PACCAR Financial Corp.	1.050%	6/5/15	100	100
	PACCAR Financial Corp.	1.150%	8/16/16	625	630
	PACCAR Financial Corp.	1.600%	3/15/17	400	404
	PACCAR Financial Corp.	2.200%	9/15/19	150	150
	QVC Inc.	3.125%	4/1/19	525	527
	QVC Inc.	5.125%	7/2/22	25	26
	QVC Inc.	4.375%	3/15/23	75	75
	QVC Inc.	4.850%	4/1/24	525	537
	QVC Inc.	5.950%	3/15/43	325	340
	Ralph Lauren Corp.	2.125%	9/26/18	200	202
	Ross Stores Inc.	3.375%	9/15/24	150	149
	Signet UK Finance plc	4.700%	6/15/24	250	252
	Staples Inc.	4.375%	1/12/23	300	297
	Starbucks Corp.	0.875%	12/5/16	25	25
	Starbucks Corp.	3.850%	10/1/23	800	837
	Target Corp.	5.375%	5/1/17	200	221
	Target Corp.	6.000%	1/15/18	495	561
	Target Corp.	2.300%	6/26/19	1,550	1,551
	Target Corp.	3.875%	7/15/20	145	155
	Target Corp.	2.900%	1/15/22	900	893
	Target Corp.	3.500%	7/1/24	925	925
	Target Corp.	6.350%	11/1/32	450	572
	Target Corp.	6.500%	10/15/37	750	963
	Target Corp.	4.000%	7/1/42	500	462
10	Tiffany & Co.	3.800%	10/1/24	125	125
10	Tiffany & Co.	4.900%	10/1/44	175	175
	TJX Cos. Inc.	6.950%	4/15/19	175	210
	TJX Cos. Inc.	2.500%	5/15/23	2,100	2,005
	Toyota Motor Credit Corp.	2.800%	1/11/16	535	550
	Toyota Motor Credit Corp.	2.000%	9/15/16	1,450	1,480
	Toyota Motor Credit Corp.	2.050%	1/12/17	950	971
	Toyota Motor Credit Corp.	1.250%	10/5/17	1,450	1,439
	Toyota Motor Credit Corp.	1.375%	1/10/18	825	818
	Toyota Motor Credit Corp.	2.000%	10/24/18	1,125	1,128
	Toyota Motor Credit Corp.	2.100%	1/17/19	1,000	1,002
	Toyota Motor Credit Corp.	2.125%	7/18/19	1,000	996
	Toyota Motor Credit Corp.	4.250%	1/11/21	300	327
	Toyota Motor Credit Corp.	2.750%	5/17/21	500	501

	Toyota Motor Credit Corp.	3.400%	9/15/21	305	314
	Toyota Motor Credit Corp.	3.300%	1/12/22	650	668
	Toyota Motor Credit Corp.	2.625%	1/10/23	550	536
	VF Corp.	5.950%	11/1/17	250	285
	VF Corp.	3.500%	9/1/21	380	399
	VF Corp.	6.450%	11/1/37	150	195
	Wal-Mart Stores Inc.	1.500%	10/25/15	615	622
	Wal-Mart Stores Inc.	0.600%	4/11/16	425	425
	Wal-Mart Stores Inc.	5.375%	4/5/17	200	221
	Wal-Mart Stores Inc.	5.800%	2/15/18	655	744
	Wal-Mart Stores Inc.	1.125%	4/11/18	2,225	2,197
	Wal-Mart Stores Inc.	1.950%	12/15/18	750	754
	Wal-Mart Stores Inc.	3.625%	7/8/20	50	53
	Wal-Mart Stores Inc.	3.250%	10/25/20	1,135	1,182
	Wal-Mart Stores Inc.	4.250%	4/15/21	1,615	1,774
	Wal-Mart Stores Inc.	2.550%	4/11/23	575	551
	Wal-Mart Stores Inc.	3.300%	4/22/24	600	607
	Wal-Mart Stores Inc.	5.875%	4/5/27	2,365	2,945
	Wal-Mart Stores Inc.	5.250%	9/1/35	455	530
	Wal-Mart Stores Inc.	6.500%	8/15/37	960	1,273
	Wal-Mart Stores Inc.	6.200%	4/15/38	800	1,023
	Wal-Mart Stores Inc.	5.000%	10/25/40	1,065	1,204
	Wal-Mart Stores Inc.	5.625%	4/15/41	2,040	2,464
	Wal-Mart Stores Inc.	4.000%	4/11/43	575	558
	Wal-Mart Stores Inc.	4.750%	10/2/43	1,625	1,759
	Wal-Mart Stores Inc.	4.300%	4/22/44	1,200	1,207
	Walgreen Co.	1.800%	9/15/17	600	602
	Walgreen Co.	5.250%	1/15/19	830	923
	Walgreen Co.	4.400%	9/15/42	300	279
	Western Union Co.	5.930%	10/1/16	400	436
	Western Union Co.	6.200%	11/17/36	325	335
	Wyndham Worldwide Corp.	2.950%	3/1/17	425	437
	Wyndham Worldwide Corp.	2.500%	3/1/18	250	251
	Wyndham Worldwide Corp.	4.250%	3/1/22	500	505
	Wyndham Worldwide Corp.	3.900%	3/1/23	175	172
	Yum! Brands Inc.	5.300%	9/15/19	479	532

	Consumer Noncyclical (1.4%)
	Abbott Laboratories	5.125%	4/1/19	996	1,123
	Abbott Laboratories	6.150%	11/30/37	550	715
	Abbott Laboratories	6.000%	4/1/39	200	256
	Abbott Laboratories	5.300%	5/27/40	145	172
	AbbVie Inc.	1.200%	11/6/15	1,525	1,531
	AbbVie Inc.	1.750%	11/6/17	2,525	2,516
	AbbVie Inc.	2.000%	11/6/18	900	886
	AbbVie Inc.	2.900%	11/6/22	2,850	2,722
	AbbVie Inc.	4.400%	11/6/42	1,725	1,611
10	Actavis Funding SCS	1.300%	6/15/17	1,200	1,180
10	Actavis Funding SCS	3.850%	6/15/24	550	532
10	Actavis Funding SCS	4.850%	6/15/44	995	937
	Actavis Inc.	1.875%	10/1/17	250	248
	Actavis Inc.	3.250%	10/1/22	1,950	1,875
	Actavis Inc.	4.625%	10/1/42	625	572
	Allergan Inc.	5.750%	4/1/16	125	133
	Allergan Inc.	1.350%	3/15/18	175	170
	Allergan Inc.	2.800%	3/15/23	125	112
	Altria Group Inc.	9.700%	11/10/18	1,182	1,524

Altria Group Inc.	9.250%	8/6/19	613	798
Altria Group Inc.	4.750%	5/5/21	675	737
Altria Group Inc.	4.000%	1/31/24	100	102
Altria Group Inc.	9.950%	11/10/38	869	1,439
Altria Group Inc.	10.200%	2/6/39	768	1,302
Altria Group Inc.	4.500%	5/2/43	375	355
Altria Group Inc.	5.375%	1/31/44	775	825
AmerisourceBergen Corp.	1.150%	5/15/17	200	198
AmerisourceBergen Corp.	3.500%	11/15/21	850	875
AmerisourceBergen Corp.	3.400%	5/15/24	300	298
Amgen Inc.	2.300%	6/15/16	1,880	1,923
Amgen Inc.	2.500%	11/15/16	390	401
Amgen Inc.	2.125%	5/15/17	1,375	1,399
Amgen Inc.	1.250%	5/22/17	700	697
Amgen Inc.	5.850%	6/1/17	125	139
Amgen Inc.	5.700%	2/1/19	780	888
Amgen Inc.	2.200%	5/22/19	850	840
Amgen Inc.	3.450%	10/1/20	275	285
Amgen Inc.	4.100%	6/15/21	610	648
Amgen Inc.	3.875%	11/15/21	840	883
Amgen Inc.	3.625%	5/15/22	625	636
Amgen Inc.	3.625%	5/22/24	1,000	991
Amgen Inc.	6.375%	6/1/37	400	486
Amgen Inc.	6.900%	6/1/38	625	812
Amgen Inc.	6.400%	2/1/39	700	856
Amgen Inc.	4.950%	10/1/41	100	105
Amgen Inc.	5.150%	11/15/41	1,236	1,304
Amgen Inc.	5.650%	6/15/42	750	850
Anheuser-Busch Cos. LLC	5.500%	1/15/18	250	278
Anheuser-Busch Cos. LLC	6.800%	8/20/32	900	1,179
Anheuser-Busch InBev Finance Inc.	0.800%	1/15/16	2,175	2,182
Anheuser-Busch InBev Finance Inc.	1.125%	1/27/17	500	500
Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	1,800	1,791
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	500	470
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	950	956
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,000	921
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	550	559
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	300	308
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	1,575	1,573
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	3,020	3,650
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	375	450
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	1,835	2,074
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	2,265	2,523
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	150	163
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	1,112
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	250	323
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	750	666
Archer-Daniels-Midland Co.	5.450%	3/15/18	150	167
Archer-Daniels-Midland Co.	4.479%	3/1/21	855	942
Archer-Daniels-Midland Co.	5.935%	10/1/32	350	435
Archer-Daniels-Midland Co.	5.375%	9/15/35	225	264
Archer-Daniels-Midland Co.	5.765%	3/1/41	580	711
Archer-Daniels-Midland Co.	4.016%	4/16/43	250	238
7 Ascension Health Alliance	4.847%	11/15/53	625	695
AstraZeneca plc	5.900%	9/15/17	285	321
AstraZeneca plc	1.950%	9/18/19	500	494
AstraZeneca plc	6.450%	9/15/37	2,205	2,858

Avon Products Inc.	2.375%	3/15/16	300	302
Avon Products Inc.	4.600%	3/15/20	50	51
Avon Products Inc.	5.000%	3/15/23	150	147
Avon Products Inc.	6.950%	3/15/43	350	350
Baptist Health South Florida Obligated Group
Revenue	4.590%	8/15/21	100	109
Baxter International Inc.	4.625%	3/15/15	250	255
Baxter International Inc.	5.900%	9/1/16	150	164
Baxter International Inc.	1.850%	1/15/17	150	152
Baxter International Inc.	2.400%	8/15/22	200	189
Baxter International Inc.	6.250%	12/1/37	100	129
Baxter International Inc.	3.650%	8/15/42	750	679
Beam Suntory Inc.	5.375%	1/15/16	4	4
Beam Suntory Inc.	1.750%	6/15/18	50	49
Beam Suntory Inc.	3.250%	5/15/22	25	25
Beam Suntory Inc.	3.250%	6/15/23	50	49
Becton Dickinson & Co.	1.750%	11/8/16	60	61
Becton Dickinson & Co.	5.000%	5/15/19	50	56
Becton Dickinson & Co.	3.250%	11/12/20	875	910
Becton Dickinson & Co.	3.125%	11/8/21	440	450
Boston Scientific Corp.	6.250%	11/15/15	600	636
Boston Scientific Corp.	6.400%	6/15/16	250	272
Boston Scientific Corp.	2.650%	10/1/18	1,750	1,764
Boston Scientific Corp.	6.000%	1/15/20	450	514
Boston Scientific Corp.	4.125%	10/1/23	625	641
Boston Scientific Corp.	7.000%	11/15/35	75	98
Boston Scientific Corp.	7.375%	1/15/40	150	208
Bottling Group LLC	5.500%	4/1/16	1,275	1,367
Bottling Group LLC	5.125%	1/15/19	525	588
Bristol-Myers Squibb Co.	1.750%	3/1/19	175	173
Bristol-Myers Squibb Co.	2.000%	8/1/22	575	532
Bristol-Myers Squibb Co.	3.250%	11/1/23	250	251
Bristol-Myers Squibb Co.	5.875%	11/15/36	642	785
Bristol-Myers Squibb Co.	6.125%	5/1/38	165	210
Bristol-Myers Squibb Co.	3.250%	8/1/42	225	188
Bristol-Myers Squibb Co.	4.500%	3/1/44	425	440
Brown-Forman Corp.	1.000%	1/15/18	350	342
Brown-Forman Corp.	2.250%	1/15/23	100	93
Brown-Forman Corp.	3.750%	1/15/43	150	141
Bunge Ltd. Finance Corp.	4.100%	3/15/16	300	313
Bunge Ltd. Finance Corp.	3.200%	6/15/17	250	259
Bunge Ltd. Finance Corp.	8.500%	6/15/19	775	962
Campbell Soup Co.	3.050%	7/15/17	50	52
Campbell Soup Co.	4.250%	4/15/21	250	269
Campbell Soup Co.	3.800%	8/2/42	200	173
Cardinal Health Inc.	4.000%	6/15/15	100	102
Cardinal Health Inc.	1.700%	3/15/18	150	149
Cardinal Health Inc.	4.625%	12/15/20	515	561
Cardinal Health Inc.	3.200%	3/15/23	275	269
Cardinal Health Inc.	4.600%	3/15/43	175	178
CareFusion Corp.	6.375%	8/1/19	240	275
Catholic Health Initiatives Colorado GO	1.600%	11/1/17	200	201
7 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	650	634
Celgene Corp.	2.450%	10/15/15	75	76
Celgene Corp.	1.900%	8/15/17	250	252
Celgene Corp.	2.300%	8/15/18	600	603
Celgene Corp.	2.250%	5/15/19	450	449

Celgene Corp.	3.950%	10/15/20	50	53
Celgene Corp.	3.250%	8/15/22	500	496
Celgene Corp.	4.000%	8/15/23	400	414
Celgene Corp.	3.625%	5/15/24	500	496
Celgene Corp.	5.700%	10/15/40	75	87
Celgene Corp.	5.250%	8/15/43	250	272
Celgene Corp.	4.625%	5/15/44	650	635
Church & Dwight Co. Inc.	3.350%	12/15/15	100	103
Cleveland Clinic Foundation	4.858%	1/1/14	1,200	1,189
Clorox Co.	3.550%	11/1/15	325	335
Clorox Co.	3.800%	11/15/21	175	183
Coca-Cola Co.	1.500%	11/15/15	920	930
Coca-Cola Co.	5.350%	11/15/17	800	894
Coca-Cola Co.	1.150%	4/1/18	732	721
Coca-Cola Co.	1.650%	11/1/18	425	423
Coca-Cola Co.	4.875%	3/15/19	725	815
Coca-Cola Co.	2.450%	11/1/20	750	753
Coca-Cola Co.	3.150%	11/15/20	1,052	1,096
Coca-Cola Co.	3.300%	9/1/21	1,210	1,257
Coca-Cola Co.	3.200%	11/1/23	1,650	1,652
Coca-Cola Enterprises Inc.	2.125%	9/15/15	205	208
Coca-Cola Enterprises Inc.	3.500%	9/15/20	600	621
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	100	109
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	1,200	1,238
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	1,300	1,443
Coca-Cola HBC Finance BV	5.500%	9/17/15	600	625
Colgate-Palmolive Co.	1.300%	1/15/17	525	529
Colgate-Palmolive Co.	1.750%	3/15/19	450	447
Colgate-Palmolive Co.	2.450%	11/15/21	165	164
Colgate-Palmolive Co.	2.100%	5/1/23	275	258
Colgate-Palmolive Co.	3.250%	3/15/24	375	379
ConAgra Foods Inc.	1.900%	1/25/18	600	596
ConAgra Foods Inc.	3.250%	9/15/22	1,500	1,456
ConAgra Foods Inc.	3.200%	1/25/23	1,447	1,385
ConAgra Foods Inc.	7.125%	10/1/26	450	562
ConAgra Foods Inc.	7.000%	10/1/28	100	126
ConAgra Foods Inc.	4.650%	1/25/43	99	96
Covidien International Finance SA	6.000%	10/15/17	905	1,023
Covidien International Finance SA	3.200%	6/15/22	1,500	1,509
Covidien International Finance SA	6.550%	10/15/37	630	813
CR Bard Inc.	1.375%	1/15/18	1,825	1,804
CR Bard Inc.	4.400%	1/15/21	165	180
Delhaize Group SA	6.500%	6/15/17	165	185
Delhaize Group SA	5.700%	10/1/40	1,900	1,991
Diageo Capital plc	1.500%	5/11/17	2,600	2,616
Diageo Capital plc	5.750%	10/23/17	690	776
Diageo Capital plc	2.625%	4/29/23	2,000	1,894
Diageo Finance BV	5.300%	10/28/15	625	658
Diageo Investment Corp.	2.875%	5/11/22	300	294
Diageo Investment Corp.	4.250%	5/11/42	150	147
Dignity Health California GO	3.125%	11/1/22	150	142
Dignity Health California GO	4.500%	11/1/42	450	430
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	1,205	1,238
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	925	1,076
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	40	41
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	500	487
Edwards Lifesciences Corp.	2.875%	10/15/18	125	127

Eli Lilly & Co.	5.200%	3/15/17	425	466
Eli Lilly & Co.	1.950%	3/15/19	650	647
Eli Lilly & Co.	5.500%	3/15/27	625	747
Eli Lilly & Co.	5.950%	11/15/37	165	209
Eli Lilly & Co.	4.650%	6/15/44	750	797
Energizer Holdings Inc.	4.700%	5/19/21	150	155
Energizer Holdings Inc.	4.700%	5/24/22	400	412
Estee Lauder Cos. Inc.	2.350%	8/15/22	225	215
Estee Lauder Cos. Inc.	3.700%	8/15/42	4,025	3,694
Express Scripts Holding Co.	2.650%	2/15/17	2,100	2,161
Express Scripts Holding Co.	4.750%	11/15/21	650	710
Express Scripts Holding Co.	3.900%	2/15/22	2,775	2,866
Express Scripts Holding Co.	6.125%	11/15/41	550	669
Flowers Foods Inc.	4.375%	4/1/22	175	183
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	325	303
Genentech Inc.	5.250%	7/15/35	625	727
General Mills Inc.	5.700%	2/15/17	575	635
General Mills Inc.	5.650%	2/15/19	2,100	2,387
General Mills Inc.	3.150%	12/15/21	425	432
General Mills Inc.	3.650%	2/15/24	525	533
General Mills Inc.	5.400%	6/15/40	245	279
Gilead Sciences Inc.	3.050%	12/1/16	25	26
Gilead Sciences Inc.	2.050%	4/1/19	1,400	1,388
Gilead Sciences Inc.	4.500%	4/1/21	300	328
Gilead Sciences Inc.	4.400%	12/1/21	800	874
Gilead Sciences Inc.	3.700%	4/1/24	1,500	1,528
Gilead Sciences Inc.	5.650%	12/1/41	250	294
Gilead Sciences Inc.	4.800%	4/1/44	1,000	1,051
GlaxoSmithKline Capital Inc.	0.700%	3/18/16	225	225
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	2,895	3,278
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	75	73
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	300	351
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,145	2,777
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	300	293
GlaxoSmithKline Capital plc	1.500%	5/8/17	1,875	1,887
GlaxoSmithKline Capital plc	2.850%	5/8/22	200	197
Hasbro Inc.	6.300%	9/15/17	550	619
Hasbro Inc.	6.350%	3/15/40	1,000	1,188
Hershey Co.	5.450%	9/1/16	150	164
Hershey Co.	1.500%	11/1/16	200	203
Hershey Co.	4.125%	12/1/20	190	207
Hormel Foods Corp.	4.125%	4/15/21	75	82
Ingredion Inc.	3.200%	11/1/15	25	26
Ingredion Inc.	4.625%	11/1/20	50	54
Ingredion Inc.	6.625%	4/15/37	75	93
International Flavors & Fragrances Inc.	3.200%	5/1/23	50	49
JM Smucker Co.	3.500%	10/15/21	130	134
Johnson & Johnson	2.150%	5/15/16	500	513
Johnson & Johnson	5.150%	7/15/18	125	141
Johnson & Johnson	1.650%	12/5/18	275	275
Johnson & Johnson	6.730%	11/15/23	245	317
Johnson & Johnson	3.375%	12/5/23	250	261
Johnson & Johnson	6.950%	9/1/29	975	1,367
Johnson & Johnson	4.950%	5/15/33	550	645
Johnson & Johnson	4.375%	12/5/33	250	272
Johnson & Johnson	5.950%	8/15/37	245	316
Johnson & Johnson	5.850%	7/15/38	325	421

Johnson & Johnson	4.500%	12/5/43	200	217
Kaiser Foundation Hospitals	3.500%	4/1/22	100	101
Kaiser Foundation Hospitals	4.875%	4/1/42	200	220
Kellogg Co.	1.875%	11/17/16	1,275	1,295
Kellogg Co.	1.750%	5/17/17	100	101
Kellogg Co.	3.250%	5/21/18	875	911
Kellogg Co.	4.150%	11/15/19	250	269
Kellogg Co.	4.000%	12/15/20	370	396
Kellogg Co.	7.450%	4/1/31	650	851
Kimberly-Clark Corp.	4.875%	8/15/15	650	676
Kimberly-Clark Corp.	6.125%	8/1/17	200	226
Kimberly-Clark Corp.	3.625%	8/1/20	250	264
Kimberly-Clark Corp.	3.875%	3/1/21	560	606
Kimberly-Clark Corp.	2.400%	6/1/23	150	142
Kimberly-Clark Corp.	5.300%	3/1/41	725	857
Kimberly-Clark Corp.	3.700%	6/1/43	175	163
Koninklijke Philips NV	5.750%	3/11/18	750	845
Koninklijke Philips NV	3.750%	3/15/22	2,825	2,944
Koninklijke Philips NV	6.875%	3/11/38	405	542
Koninklijke Philips NV	5.000%	3/15/42	585	638
Kraft Foods Group Inc.	1.625%	6/4/15	200	202
Kraft Foods Group Inc.	2.250%	6/5/17	500	509
Kraft Foods Group Inc.	6.125%	8/23/18	1,160	1,331
Kraft Foods Group Inc.	5.375%	2/10/20	78	88
Kraft Foods Group Inc.	3.500%	6/6/22	300	304
Kraft Foods Group Inc.	6.875%	1/26/39	975	1,238
Kraft Foods Group Inc.	5.000%	6/4/42	1,200	1,256
Kroger Co.	4.950%	1/15/15	500	506
Kroger Co.	3.900%	10/1/15	350	361
Kroger Co.	2.200%	1/15/17	525	535
Kroger Co.	6.400%	8/15/17	165	187
Kroger Co.	2.300%	1/15/19	650	651
Kroger Co.	6.150%	1/15/20	410	478
Kroger Co.	3.300%	1/15/21	200	203
Kroger Co.	3.850%	8/1/23	325	331
Kroger Co.	4.000%	2/1/24	400	410
Kroger Co.	8.000%	9/15/29	750	996
Kroger Co.	5.150%	8/1/43	350	372
Laboratory Corp. of America Holdings	5.625%	12/15/15	325	344
Laboratory Corp. of America Holdings	3.750%	8/23/22	225	228
Life Technologies Corp.	3.500%	1/15/16	50	52
Life Technologies Corp.	6.000%	3/1/20	610	705
Life Technologies Corp.	5.000%	1/15/21	1,100	1,221
Lorillard Tobacco Co.	3.500%	8/4/16	75	78
Lorillard Tobacco Co.	2.300%	8/21/17	2,125	2,154
Lorillard Tobacco Co.	8.125%	6/23/19	450	551
Lorillard Tobacco Co.	8.125%	5/1/40	1,000	1,359
Lorillard Tobacco Co.	7.000%	8/4/41	75	92
Mattel Inc.	1.700%	3/15/18	125	124
Mattel Inc.	3.150%	3/15/23	75	74
Mattel Inc.	5.450%	11/1/41	130	141
7 Mayo Clinic	3.774%	11/15/43	750	691
7 Mayo Clinic	4.000%	11/15/47	300	290
McCormick & Co. Inc.	3.900%	7/15/21	100	107
McCormick & Co. Inc.	3.500%	9/1/23	125	128
McKesson Corp.	0.950%	12/4/15	1,450	1,454
McKesson Corp.	3.250%	3/1/16	1,175	1,214

McKesson Corp.	7.500%	2/15/19	375	454
McKesson Corp.	2.284%	3/15/19	700	695
McKesson Corp.	4.750%	3/1/21	485	541
McKesson Corp.	2.700%	12/15/22	250	239
McKesson Corp.	6.000%	3/1/41	625	736
Mead Johnson Nutrition Co.	4.900%	11/1/19	625	690
Mead Johnson Nutrition Co.	5.900%	11/1/39	390	463
Medco Health Solutions Inc.	7.125%	3/15/18	805	938
Medco Health Solutions Inc.	4.125%	9/15/20	410	437
Medtronic Inc.	4.750%	9/15/15	550	572
Medtronic Inc.	1.375%	4/1/18	1,075	1,059
Medtronic Inc.	4.450%	3/15/20	175	193
Medtronic Inc.	4.125%	3/15/21	410	440
Medtronic Inc.	2.750%	4/1/23	800	768
Medtronic Inc.	3.625%	3/15/24	1,650	1,690
Medtronic Inc.	5.550%	3/15/40	75	90
Medtronic Inc.	4.500%	3/15/42	75	77
Medtronic Inc.	4.000%	4/1/43	275	257
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	100	113
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	450	437
Merck & Co. Inc.	6.000%	9/15/17	1,075	1,217
Merck & Co. Inc.	1.100%	1/31/18	175	173
Merck & Co. Inc.	3.875%	1/15/21	625	667
Merck & Co. Inc.	2.400%	9/15/22	600	573
Merck & Co. Inc.	2.800%	5/18/23	3,825	3,721
Merck & Co. Inc.	6.550%	9/15/37	1,260	1,677
Merck & Co. Inc.	3.600%	9/15/42	150	135
Merck & Co. Inc.	4.150%	5/18/43	275	270
Merck Sharp & Dohme Corp.	4.000%	6/30/15	760	781
Merck Sharp & Dohme Corp.	5.000%	6/30/19	280	316
Merck Sharp & Dohme Corp.	6.400%	3/1/28	300	389
Merck Sharp & Dohme Corp.	5.950%	12/1/28	250	310
Merck Sharp & Dohme Corp.	5.850%	6/30/39	100	125
Molson Coors Brewing Co.	2.000%	5/1/17	125	127
Molson Coors Brewing Co.	3.500%	5/1/22	75	75
Molson Coors Brewing Co.	5.000%	5/1/42	275	277
Mondelez International Inc.	4.125%	2/9/16	1,835	1,913
Mondelez International Inc.	6.500%	8/11/17	350	396
Mondelez International Inc.	6.125%	2/1/18	285	322
Mondelez International Inc.	5.375%	2/10/20	332	377
Mondelez International Inc.	4.000%	2/1/24	1,000	1,026
Mondelez International Inc.	6.500%	11/1/31	875	1,108
Mondelez International Inc.	6.875%	2/1/38	700	901
Mondelez International Inc.	6.875%	1/26/39	250	331
Mondelez International Inc.	6.500%	2/9/40	1,130	1,419
Mylan Inc.	1.800%	6/24/16	100	101
Mylan Inc.	1.350%	11/29/16	200	200
Mylan Inc.	2.600%	6/24/18	175	177
Mylan Inc.	2.550%	3/28/19	425	423
Mylan Inc.	4.200%	11/29/23	1,325	1,356
Mylan Inc.	5.400%	11/29/43	275	289
Newell Rubbermaid Inc.	2.050%	12/1/17	775	777
Novant Health Inc.	5.850%	11/1/19	300	345
Novant Health Inc.	4.371%	11/1/43	475	470
Novartis Capital Corp.	4.400%	4/24/20	225	249

	Novartis Capital Corp.	2.400%	9/21/22	3,000	2,897
	Novartis Capital Corp.	4.400%	5/6/44	1,400	1,453
	Novartis Securities Investment Ltd.	5.125%	2/10/19	2,285	2,572
	Partners Healthcare System Massachusetts
	GO	3.443%	7/1/21	200	208
	PepsiAmericas Inc.	5.000%	5/15/17	450	494
	PepsiCo Inc.	2.500%	5/10/16	410	422
	PepsiCo Inc.	1.250%	8/13/17	500	498
	PepsiCo Inc.	5.000%	6/1/18	775	860
	PepsiCo Inc.	7.900%	11/1/18	1,725	2,120
	PepsiCo Inc.	2.250%	1/7/19	375	379
	PepsiCo Inc.	3.000%	8/25/21	1,070	1,084
	PepsiCo Inc.	2.750%	3/5/22	2,725	2,676
	PepsiCo Inc.	3.600%	3/1/24	600	615
	PepsiCo Inc.	4.875%	11/1/40	165	178
	PepsiCo Inc.	4.000%	3/5/42	691	650
	PepsiCo Inc.	3.600%	8/13/42	1,000	882
	PerkinElmer Inc.	5.000%	11/15/21	165	179
10	Perrigo Co. plc	2.300%	11/8/18	970	963
10	Perrigo Co. plc	4.000%	11/15/23	450	458
10	Perrigo Co. plc	5.300%	11/15/43	125	132
	Pfizer Inc.	6.200%	3/15/19	2,535	2,959
	Pfizer Inc.	2.100%	5/15/19	250	250
	Pfizer Inc.	3.000%	6/15/23	450	445
	Pfizer Inc.	3.400%	5/15/24	400	399
	Pfizer Inc.	7.200%	3/15/39	410	571
	Pfizer Inc.	4.300%	6/15/43	2,000	1,999
	Pfizer Inc.	4.400%	5/15/44	300	302
	Philip Morris International Inc.	1.625%	3/20/17	200	202
	Philip Morris International Inc.	1.125%	8/21/17	75	75
	Philip Morris International Inc.	5.650%	5/16/18	2,935	3,316
	Philip Morris International Inc.	4.125%	5/17/21	370	401
	Philip Morris International Inc.	2.625%	3/6/23	1,300	1,245
	Philip Morris International Inc.	6.375%	5/16/38	825	1,034
	Philip Morris International Inc.	4.375%	11/15/41	1,595	1,565
	Philip Morris International Inc.	4.500%	3/20/42	425	428
	Philip Morris International Inc.	3.875%	8/21/42	75	68
	Philip Morris International Inc.	4.125%	3/4/43	300	284
7	Procter & Gamble - Esop	9.360%	1/1/21	698	873
	Procter & Gamble Co.	3.500%	2/15/15	525	531
	Procter & Gamble Co.	1.450%	8/15/16	2,800	2,835
	Procter & Gamble Co.	4.700%	2/15/19	485	541
	Procter & Gamble Co.	6.450%	1/15/26	600	777
	Procter & Gamble Co.	5.550%	3/5/37	980	1,204
	Quest Diagnostics Inc.	5.450%	11/1/15	250	262
	Quest Diagnostics Inc.	2.700%	4/1/19	650	653
	Quest Diagnostics Inc.	4.750%	1/30/20	300	324
	Quest Diagnostics Inc.	4.700%	4/1/21	465	503
	Quest Diagnostics Inc.	4.250%	4/1/24	300	305
	Reynolds American Inc.	1.050%	10/30/15	250	251
	Reynolds American Inc.	6.750%	6/15/17	100	113
	Reynolds American Inc.	7.750%	6/1/18	500	590
	Reynolds American Inc.	3.250%	11/1/22	150	145
	Reynolds American Inc.	4.850%	9/15/23	75	80
	Reynolds American Inc.	4.750%	11/1/42	650	620
	Reynolds American Inc.	6.150%	9/15/43	100	114
	Safeway Inc.	3.950%	8/15/20	1,255	1,267

Safeway Inc.	4.750%	12/1/21	25	25
Safeway Inc.	7.250%	2/1/31	50	49
Sanofi	2.625%	3/29/16	1,400	1,440
Sanofi	1.250%	4/10/18	650	640
Sanofi	4.000%	3/29/21	1,110	1,192
St. Jude Medical Inc.	3.250%	4/15/23	700	693
St. Jude Medical Inc.	4.750%	4/15/43	1,200	1,220
Stryker Corp.	3.000%	1/15/15	100	101
Stryker Corp.	2.000%	9/30/16	315	321
Stryker Corp.	4.375%	1/15/20	100	109
Stryker Corp.	3.375%	5/15/24	1,000	994
Stryker Corp.	4.375%	5/15/44	375	376
8 Sysco Corp.	1.450%	10/2/17	325	326
Sysco Corp.	5.250%	2/12/18	500	555
8 Sysco Corp.	2.350%	10/2/19	500	500
8 Sysco Corp.	3.000%	10/2/21	400	400
8 Sysco Corp.	3.500%	10/2/24	750	750
8 Sysco Corp.	4.350%	10/2/34	500	504
Sysco Corp.	5.375%	9/21/35	500	572
8 Sysco Corp.	4.500%	10/2/44	575	576
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	390	400
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	1,025	1,043
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	2,625	2,507
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	600	721
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	150	146
Thermo Fisher Scientific Inc.	3.200%	5/1/15	400	406
Thermo Fisher Scientific Inc.	2.250%	8/15/16	1,480	1,508
Thermo Fisher Scientific Inc.	4.500%	3/1/21	500	545
Thermo Fisher Scientific Inc.	3.150%	1/15/23	1,375	1,340
Tupperware Brands Corp.	4.750%	6/1/21	175	186
Tyson Foods Inc.	2.650%	8/15/19	400	402
Tyson Foods Inc.	4.500%	6/15/22	725	768
Tyson Foods Inc.	3.950%	8/15/24	500	499
Tyson Foods Inc.	4.875%	8/15/34	1,800	1,858
Tyson Foods Inc.	5.150%	8/15/44	300	309
Unilever Capital Corp.	2.750%	2/10/16	500	515
Unilever Capital Corp.	0.850%	8/2/17	2,200	2,175
Unilever Capital Corp.	2.200%	3/6/19	150	151
Unilever Capital Corp.	4.250%	2/10/21	805	885
UST LLC	5.750%	3/1/18	1,175	1,325
Whirlpool Corp.	4.700%	6/1/22	1,325	1,431
Whirlpool Corp.	4.000%	3/1/24	950	953
Whirlpool Corp.	5.150%	3/1/43	150	159
Wyeth LLC	5.500%	2/15/16	410	437
Wyeth LLC	6.450%	2/1/24	1,705	2,131
Wyeth LLC	6.500%	2/1/34	500	655
Wyeth LLC	6.000%	2/15/36	1,225	1,533
Wyeth LLC	5.950%	4/1/37	460	558
Zimmer Holdings Inc.	1.400%	11/30/14	25	25
Zimmer Holdings Inc.	4.625%	11/30/19	205	225
Zimmer Holdings Inc.	3.375%	11/30/21	25	25
Zimmer Holdings Inc.	5.750%	11/30/39	400	471
Zoetis Inc.	1.150%	2/1/16	100	100
Zoetis Inc.	1.875%	2/1/18	75	75
Zoetis Inc.	3.250%	2/1/23	2,000	1,956
Zoetis Inc.	4.700%	2/1/43	150	149

Energy (1.1%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	750	991
Anadarko Finance Co.	7.500%	5/1/31	500	677
Anadarko Petroleum Corp.	5.950%	9/15/16	745	813
Anadarko Petroleum Corp.	6.375%	9/15/17	275	311
Anadarko Petroleum Corp.	8.700%	3/15/19	1,000	1,258
Anadarko Petroleum Corp.	6.950%	6/15/19	50	60
Anadarko Petroleum Corp.	6.450%	9/15/36	1,000	1,217
Anadarko Petroleum Corp.	7.950%	6/15/39	125	177
Anadarko Petroleum Corp.	6.200%	3/15/40	750	905
Apache Corp.	5.625%	1/15/17	75	82
Apache Corp.	1.750%	4/15/17	300	303
Apache Corp.	6.900%	9/15/18	500	586
Apache Corp.	3.625%	2/1/21	965	1,002
Apache Corp.	3.250%	4/15/22	862	866
Apache Corp.	6.000%	1/15/37	725	868
Apache Corp.	5.100%	9/1/40	850	895
Apache Corp.	5.250%	2/1/42	475	508
Apache Corp.	4.750%	4/15/43	900	899
Apache Finance Canada Corp.	7.750%	12/15/29	225	319
Baker Hughes Inc.	7.500%	11/15/18	425	515
Baker Hughes Inc.	6.875%	1/15/29	400	533
Baker Hughes Inc.	5.125%	9/15/40	795	898
BJ Services Co.	6.000%	6/1/18	400	452
Boardwalk Pipelines LP	5.500%	2/1/17	200	215
Boardwalk Pipelines LP	3.375%	2/1/23	325	301
BP Capital Markets plc	3.125%	10/1/15	800	821
BP Capital Markets plc	3.200%	3/11/16	1,830	1,895
BP Capital Markets plc	1.846%	5/5/17	1,375	1,391
BP Capital Markets plc	1.375%	11/6/17	975	970
BP Capital Markets plc	1.375%	5/10/18	750	736
BP Capital Markets plc	2.241%	9/26/18	900	905
BP Capital Markets plc	4.750%	3/10/19	600	661
BP Capital Markets plc	2.237%	5/10/19	125	124
BP Capital Markets plc	4.500%	10/1/20	950	1,037
BP Capital Markets plc	4.742%	3/11/21	3,260	3,597
BP Capital Markets plc	3.561%	11/1/21	1,050	1,081
BP Capital Markets plc	3.245%	5/6/22	50	50
BP Capital Markets plc	2.500%	11/6/22	325	305
BP Capital Markets plc	2.750%	5/10/23	1,050	994
BP Capital Markets plc	3.994%	9/26/23	350	364
BP Capital Markets plc	3.814%	2/10/24	150	153
Buckeye Partners LP	6.050%	1/15/18	25	28
Buckeye Partners LP	2.650%	11/15/18	100	100
Buckeye Partners LP	4.875%	2/1/21	650	693
Buckeye Partners LP	5.850%	11/15/43	250	262
Burlington Resources Finance Co.	7.400%	12/1/31	600	855
Cameron International Corp.	3.600%	4/30/22	775	787
Cameron International Corp.	3.700%	6/15/24	300	300
Canadian Natural Resources Ltd.	5.700%	5/15/17	615	682
Canadian Natural Resources Ltd.	3.450%	11/15/21	125	129
Canadian Natural Resources Ltd.	7.200%	1/15/32	500	661
Canadian Natural Resources Ltd.	6.450%	6/30/33	400	492
Canadian Natural Resources Ltd.	6.500%	2/15/37	425	539
Canadian Natural Resources Ltd.	6.250%	3/15/38	750	916
Cenovus Energy Inc.	3.000%	8/15/22	100	98
Cenovus Energy Inc.	3.800%	9/15/23	1,000	1,032

	Cenovus Energy Inc.	6.750%	11/15/39	825	1,072
	Cenovus Energy Inc.	4.450%	9/15/42	325	322
	Cenovus Energy Inc.	5.200%	9/15/43	200	220
	CenterPoint Energy Resources Corp.	6.150%	5/1/16	505	546
	CenterPoint Energy Resources Corp.	6.000%	5/15/18	150	170
	CenterPoint Energy Resources Corp.	4.500%	1/15/21	265	288
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	75	92
	Chevron Corp.	0.889%	6/24/16	400	402
	Chevron Corp.	1.718%	6/24/18	1,250	1,251
	Chevron Corp.	4.950%	3/3/19	475	531
	Chevron Corp.	2.355%	12/5/22	1,825	1,741
	Chevron Corp.	3.191%	6/24/23	425	428
	ConocoPhillips	5.200%	5/15/18	425	473
	ConocoPhillips	5.750%	2/1/19	1,985	2,264
	ConocoPhillips	6.000%	1/15/20	180	212
	ConocoPhillips	5.900%	10/15/32	150	187
	ConocoPhillips	5.900%	5/15/38	305	379
	ConocoPhillips	6.500%	2/1/39	1,160	1,521
	ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	275	303
	ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	400	504
	ConocoPhillips Holding Co.	6.950%	4/15/29	275	367
	Continental Resources Inc.	5.000%	9/15/22	1,100	1,159
	Continental Resources Inc.	4.500%	4/15/23	950	985
	Continental Resources Inc.	3.800%	6/1/24	800	784
	Continental Resources Inc.	4.900%	6/1/44	1,100	1,071
	DCP Midstream LLC	8.125%	8/16/30	1,000	1,328
	DCP Midstream Operating LP	3.250%	10/1/15	175	179
	DCP Midstream Operating LP	2.500%	12/1/17	625	638
	DCP Midstream Operating LP	2.700%	4/1/19	175	176
	DCP Midstream Operating LP	4.950%	4/1/22	75	82
	DCP Midstream Operating LP	3.875%	3/15/23	725	722
	DCP Midstream Operating LP	5.600%	4/1/44	350	384
	Devon Energy Corp.	2.400%	7/15/16	100	102
	Devon Energy Corp.	6.300%	1/15/19	1,500	1,735
	Devon Energy Corp.	4.000%	7/15/21	300	317
	Devon Energy Corp.	7.950%	4/15/32	25	35
	Devon Energy Corp.	5.600%	7/15/41	1,310	1,460
	Devon Energy Corp.	4.750%	5/15/42	450	449
	Devon Financing Corp. LLC	7.875%	9/30/31	425	588
	Diamond Offshore Drilling Inc.	5.875%	5/1/19	575	655
	Diamond Offshore Drilling Inc.	5.700%	10/15/39	225	236
	Diamond Offshore Drilling Inc.	4.875%	11/1/43	425	393
	Dominion Gas Holdings LLC	3.550%	11/1/23	1,000	1,011
	Dominion Gas Holdings LLC	4.800%	11/1/43	500	534
	El Paso Natural Gas Co. LLC	5.950%	4/15/17	710	783
	El Paso Pipeline Partners Operating Co. LLC	6.500%	4/1/20	2,000	2,288
	El Paso Pipeline Partners Operating Co. LLC	5.000%	10/1/21	1,923	2,069
	El Paso Pipeline Partners Operating Co. LLC	4.700%	11/1/42	650	580
10	Enable Midstream Partners LP	2.400%	5/15/19	300	297
10	Enable Midstream Partners LP	3.900%	5/15/24	300	298
10	Enable Midstream Partners LP	5.000%	5/15/44	350	351
	Enbridge Energy Partners LP	9.875%	3/1/19	1,595	2,066
	Enbridge Inc.	4.500%	6/10/44	300	294
	Encana Corp.	3.900%	11/15/21	890	927
	Encana Corp.	7.200%	11/1/31	625	807
	Encana Corp.	6.500%	2/1/38	500	615
	Encana Corp.	5.150%	11/15/41	450	473

Energy Transfer Partners LP	6.125%	2/15/17	300	332
Energy Transfer Partners LP	9.700%	3/15/19	500	640
Energy Transfer Partners LP	9.000%	4/15/19	254	318
Energy Transfer Partners LP	4.150%	10/1/20	1,425	1,481
Energy Transfer Partners LP	4.650%	6/1/21	545	578
Energy Transfer Partners LP	5.200%	2/1/22	575	618
Energy Transfer Partners LP	3.600%	2/1/23	1,000	965
Energy Transfer Partners LP	6.625%	10/15/36	150	174
Energy Transfer Partners LP	7.500%	7/1/38	500	620
Energy Transfer Partners LP	6.050%	6/1/41	1,150	1,252
Energy Transfer Partners LP	5.150%	2/1/43	925	899
EnLink Midstream Partners LP	2.700%	4/1/19	300	302
EnLink Midstream Partners LP	4.400%	4/1/24	225	234
EnLink Midstream Partners LP	5.600%	4/1/44	175	192
Ensco plc	5.750%	10/1/44	400	404
Enterprise Products Operating LLC	5.600%	10/15/14	1,185	1,187
Enterprise Products Operating LLC	6.300%	9/15/17	175	199
Enterprise Products Operating LLC	6.650%	4/15/18	50	58
Enterprise Products Operating LLC	6.500%	1/31/19	50	59
Enterprise Products Operating LLC	5.200%	9/1/20	235	264
Enterprise Products Operating LLC	4.050%	2/15/22	175	184
Enterprise Products Operating LLC	3.350%	3/15/23	350	345
Enterprise Products Operating LLC	3.900%	2/15/24	1,300	1,321
Enterprise Products Operating LLC	6.875%	3/1/33	1,400	1,823
Enterprise Products Operating LLC	7.550%	4/15/38	450	615
Enterprise Products Operating LLC	5.950%	2/1/41	495	587
Enterprise Products Operating LLC	4.850%	8/15/42	850	872
Enterprise Products Operating LLC	4.850%	3/15/44	450	458
Enterprise Products Operating LLC	5.100%	2/15/45	1,275	1,343
7 Enterprise Products Operating LLC	8.375%	8/1/66	250	274
7 Enterprise Products Operating LLC	7.034%	1/15/68	600	678
EOG Resources Inc.	5.625%	6/1/19	1,425	1,632
EOG Resources Inc.	4.100%	2/1/21	150	162
EOG Resources Inc.	2.625%	3/15/23	700	669
EQT Corp.	8.125%	6/1/19	400	490
FMC Technologies Inc.	2.000%	10/1/17	200	201
FMC Technologies Inc.	3.450%	10/1/22	125	123
Gulf South Pipeline Co. LP	4.000%	6/15/22	300	303
Halliburton Co.	2.000%	8/1/18	400	403
Halliburton Co.	5.900%	9/15/18	25	29
Halliburton Co.	3.250%	11/15/21	40	41
Halliburton Co.	3.500%	8/1/23	950	970
Halliburton Co.	6.700%	9/15/38	580	768
Halliburton Co.	7.450%	9/15/39	450	635
Halliburton Co.	4.500%	11/15/41	730	742
Halliburton Co.	4.750%	8/1/43	350	367
Hess Corp.	8.125%	2/15/19	1,395	1,720
Hess Corp.	3.500%	7/15/24	200	198
Hess Corp.	7.875%	10/1/29	150	202
Hess Corp.	7.125%	3/15/33	375	493
Hess Corp.	6.000%	1/15/40	225	268
Hess Corp.	5.600%	2/15/41	1,825	2,053
Husky Energy Inc.	7.250%	12/15/19	505	616
Husky Energy Inc.	3.950%	4/15/22	300	311
Husky Energy Inc.	6.800%	9/15/37	100	130
Kerr-McGee Corp.	6.950%	7/1/24	1,000	1,255
Kerr-McGee Corp.	7.875%	9/15/31	150	208

Kinder Morgan Energy Partners LP	3.500%	3/1/16	990	1,024
Kinder Morgan Energy Partners LP	5.950%	2/15/18	750	839
Kinder Morgan Energy Partners LP	2.650%	2/1/19	25	25
Kinder Morgan Energy Partners LP	3.500%	3/1/21	350	346
Kinder Morgan Energy Partners LP	5.800%	3/1/21	750	841
Kinder Morgan Energy Partners LP	4.150%	3/1/22	175	177
Kinder Morgan Energy Partners LP	3.950%	9/1/22	450	447
Kinder Morgan Energy Partners LP	3.450%	2/15/23	375	358
Kinder Morgan Energy Partners LP	3.500%	9/1/23	1,225	1,163
Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	209
Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	315
Kinder Morgan Energy Partners LP	6.500%	2/1/37	400	454
Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	391
Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,575	1,756
Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,000	1,151
Kinder Morgan Energy Partners LP	5.000%	8/15/42	275	259
Kinder Morgan Energy Partners LP	5.000%	3/1/43	500	463
Kinder Morgan Energy Partners LP	5.500%	3/1/44	500	498
Magellan Midstream Partners LP	5.650%	10/15/16	560	611
Magellan Midstream Partners LP	6.550%	7/15/19	625	734
Magellan Midstream Partners LP	4.200%	12/1/42	450	426
Magellan Midstream Partners LP	5.150%	10/15/43	525	567
Marathon Oil Corp.	0.900%	11/1/15	400	400
Marathon Oil Corp.	6.000%	10/1/17	100	112
Marathon Oil Corp.	5.900%	3/15/18	225	254
Marathon Oil Corp.	2.800%	11/1/22	600	575
Marathon Oil Corp.	6.800%	3/15/32	1,080	1,370
Marathon Petroleum Corp.	5.125%	3/1/21	750	834
Marathon Petroleum Corp.	6.500%	3/1/41	750	890
Marathon Petroleum Corp.	5.000%	9/15/54	500	477
Murphy Oil Corp.	2.500%	12/1/17	575	581
Murphy Oil Corp.	3.700%	12/1/22	150	146
Murphy Oil Corp.	5.125%	12/1/42	275	262
Nabors Industries Inc.	2.350%	9/15/16	125	128
Nabors Industries Inc.	6.150%	2/15/18	870	982
Nabors Industries Inc.	9.250%	1/15/19	125	158
Nabors Industries Inc.	5.000%	9/15/20	100	110
National Oilwell Varco Inc.	1.350%	12/1/17	300	299
National Oilwell Varco Inc.	2.600%	12/1/22	3,075	2,934
National Oilwell Varco Inc.	3.950%	12/1/42	400	380
Nisource Finance Corp.	6.400%	3/15/18	615	702
Nisource Finance Corp.	6.800%	1/15/19	2,550	2,999
Nisource Finance Corp.	6.125%	3/1/22	450	527
Nisource Finance Corp.	6.250%	12/15/40	400	485
Nisource Finance Corp.	5.950%	6/15/41	500	587
Nisource Finance Corp.	5.800%	2/1/42	300	345
Nisource Finance Corp.	4.800%	2/15/44	200	204
Noble Energy Inc.	8.250%	3/1/19	1,690	2,092
Noble Energy Inc.	4.150%	12/15/21	875	928
Noble Energy Inc.	6.000%	3/1/41	1,300	1,495
Noble Energy Inc.	5.250%	11/15/43	450	473
Noble Holding International Ltd.	3.450%	8/1/15	75	77
Noble Holding International Ltd.	3.050%	3/1/16	310	317
Noble Holding International Ltd.	2.500%	3/15/17	225	229
Noble Holding International Ltd.	4.900%	8/1/20	250	266
Noble Holding International Ltd.	6.200%	8/1/40	200	206
Noble Holding International Ltd.	6.050%	3/1/41	300	310

14	Noble Holding International Ltd.	5.250%	3/15/42	225	205
	Occidental Petroleum Corp.	2.500%	2/1/16	1,220	1,249
	Occidental Petroleum Corp.	4.125%	6/1/16	1,493	1,574
	Occidental Petroleum Corp.	1.750%	2/15/17	225	228
	Occidental Petroleum Corp.	4.100%	2/1/21	1,700	1,831
	Occidental Petroleum Corp.	3.125%	2/15/22	750	753
	ONEOK Partners LP	3.250%	2/1/16	50	52
	ONEOK Partners LP	6.150%	10/1/16	410	450
	ONEOK Partners LP	2.000%	10/1/17	625	630
	ONEOK Partners LP	8.625%	3/1/19	400	499
	ONEOK Partners LP	3.375%	10/1/22	250	245
	ONEOK Partners LP	6.125%	2/1/41	1,400	1,601
	Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	800	908
	Petro-Canada	6.050%	5/15/18	1,350	1,544
	Petro-Canada	7.875%	6/15/26	100	135
	Petro-Canada	5.350%	7/15/33	450	512
	Petro-Canada	5.950%	5/15/35	500	594
	Petro-Canada	6.800%	5/15/38	250	329
	Phillips 66	2.950%	5/1/17	1,550	1,610
	Phillips 66	4.300%	4/1/22	3,000	3,183
	Phillips 66	5.875%	5/1/42	900	1,057
	Pioneer Natural Resources Co.	6.875%	5/1/18	225	260
	Pioneer Natural Resources Co.	3.950%	7/15/22	1,075	1,091
	Plains All American Pipeline LP / PAA
	Finance Corp.	6.500%	5/1/18	50	58
	Plains All American Pipeline LP / PAA
	Finance Corp.	8.750%	5/1/19	125	158
	Plains All American Pipeline LP / PAA
	Finance Corp.	5.000%	2/1/21	1,125	1,245
	Plains All American Pipeline LP / PAA
	Finance Corp.	3.600%	11/1/24	900	883
	Plains All American Pipeline LP / PAA
	Finance Corp.	6.700%	5/15/36	205	260
	Plains All American Pipeline LP / PAA
	Finance Corp.	4.300%	1/31/43	375	354
	Plains All American Pipeline LP / PAA
	Finance Corp.	4.700%	6/15/44	525	520
	Pride International Inc.	8.500%	6/15/19	1,125	1,393
	Pride International Inc.	6.875%	8/15/20	1,400	1,644
	Pride International Inc.	7.875%	8/15/40	375	503
	Questar Corp.	2.750%	2/1/16	25	26
	Rowan Cos. Inc.	7.875%	8/1/19	125	151
	Rowan Cos. Inc.	4.875%	6/1/22	750	780
	Rowan Cos. Inc.	4.750%	1/15/24	125	126
	Rowan Cos. Inc.	5.400%	12/1/42	500	464
	Rowan Cos. Inc.	5.850%	1/15/44	225	221
	Schlumberger Investment SA	3.650%	12/1/23	2,550	2,629
	Shell International Finance BV	3.250%	9/22/15	200	206
	Shell International Finance BV	0.625%	12/4/15	275	275
	Shell International Finance BV	5.200%	3/22/17	300	329
	Shell International Finance BV	1.125%	8/21/17	700	697
	Shell International Finance BV	1.900%	8/10/18	400	400
	Shell International Finance BV	2.000%	11/15/18	1,050	1,058
	Shell International Finance BV	4.300%	9/22/19	3,000	3,290
	Shell International Finance BV	2.375%	8/21/22	1,025	988
	Shell International Finance BV	2.250%	1/6/23	175	165
	Shell International Finance BV	3.400%	8/12/23	400	405

	Shell International Finance BV	6.375%	12/15/38	820	1,073
	Shell International Finance BV	5.500%	3/25/40	750	886
	Shell International Finance BV	3.625%	8/21/42	450	405
	Shell International Finance BV	4.550%	8/12/43	1,000	1,050
10	Southern Natural Gas Co. LLC	5.900%	4/1/17	150	166
	Southern Natural Gas Co. LLC / Southern
	Natural Issuing Corp.	4.400%	6/15/21	1,250	1,308
	Southwestern Energy Co.	4.100%	3/15/22	875	897
	Spectra Energy Capital LLC	6.200%	4/15/18	850	961
	Spectra Energy Capital LLC	8.000%	10/1/19	165	204
	Spectra Energy Partners LP	2.950%	9/25/18	75	77
	Suncor Energy Inc.	6.100%	6/1/18	100	114
	Suncor Energy Inc.	6.500%	6/15/38	2,140	2,721
	Suncor Energy Inc.	6.850%	6/1/39	310	410
	Sunoco Logistics Partners Operations LP	4.250%	4/1/24	200	202
	Sunoco Logistics Partners Operations LP	6.850%	2/15/40	419	505
	Sunoco Logistics Partners Operations LP	4.950%	1/15/43	300	292
	Talisman Energy Inc.	7.750%	6/1/19	990	1,211
	Talisman Energy Inc.	3.750%	2/1/21	2,350	2,403
	Talisman Energy Inc.	6.250%	2/1/38	500	566
	Talisman Energy Inc.	5.500%	5/15/42	500	526
	Texas Eastern Transmission LP	7.000%	7/15/32	500	655
	Tosco Corp.	8.125%	2/15/30	1,150	1,681
	Total Capital Canada Ltd.	1.450%	1/15/18	1,225	1,218
	Total Capital Canada Ltd.	2.750%	7/15/23	425	413
	Total Capital International SA	1.000%	8/12/16	300	301
	Total Capital International SA	2.100%	6/19/19	1,900	1,899
	Total Capital International SA	2.750%	6/19/21	1,350	1,360
	Total Capital International SA	2.875%	2/17/22	1,400	1,393
	Total Capital International SA	2.700%	1/25/23	1,700	1,633
	Total Capital International SA	3.700%	1/15/24	875	897
	Total Capital International SA	3.750%	4/10/24	750	770
	Total Capital SA	2.300%	3/15/16	1,060	1,086
	Total Capital SA	2.125%	8/10/18	850	858
	Total Capital SA	4.450%	6/24/20	425	468
	Total Capital SA	4.125%	1/28/21	512	552
	TransCanada PipeLines Ltd.	0.750%	1/15/16	175	175
	TransCanada PipeLines Ltd.	6.500%	8/15/18	300	349
	TransCanada PipeLines Ltd.	3.800%	10/1/20	2,660	2,802
	TransCanada PipeLines Ltd.	2.500%	8/1/22	1,000	948
	TransCanada PipeLines Ltd.	3.750%	10/16/23	600	611
	TransCanada PipeLines Ltd.	5.600%	3/31/34	800	936
	TransCanada PipeLines Ltd.	5.850%	3/15/36	125	145
	TransCanada PipeLines Ltd.	6.200%	10/15/37	1,200	1,470
	TransCanada PipeLines Ltd.	7.625%	1/15/39	760	1,057
	TransCanada PipeLines Ltd.	5.000%	10/16/43	700	738
7	TransCanada PipeLines Ltd.	6.350%	5/15/67	400	409
	Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	230	261
	Transocean Inc.	4.950%	11/15/15	625	649
	Transocean Inc.	5.050%	12/15/16	1,400	1,492
	Transocean Inc.	2.500%	10/15/17	100	100
	Transocean Inc.	6.000%	3/15/18	1,925	2,075
	Transocean Inc.	6.500%	11/15/20	345	366
	Transocean Inc.	6.375%	12/15/21	175	186
	Transocean Inc.	3.800%	10/15/22	325	298
	Transocean Inc.	7.500%	4/15/31	300	314
	Transocean Inc.	7.350%	12/15/41	925	987

Valero Energy Corp.	9.375%	3/15/19	1,675	2,147
Valero Energy Corp.	6.125%	2/1/20	850	989
Valero Energy Corp.	7.500%	4/15/32	875	1,127
Valero Energy Corp.	6.625%	6/15/37	855	1,023
Weatherford International LLC	6.800%	6/15/37	400	481
Weatherford International Ltd.	6.000%	3/15/18	425	478
Weatherford International Ltd.	9.625%	3/1/19	1,243	1,597
Weatherford International Ltd.	4.500%	4/15/22	775	810
Weatherford International Ltd.	6.500%	8/1/36	800	923
Weatherford International Ltd.	6.750%	9/15/40	600	715
Western Gas Partners LP	5.375%	6/1/21	500	558
Western Gas Partners LP	5.450%	4/1/44	600	653
Williams Cos. Inc.	4.550%	6/24/24	1,200	1,179
Williams Cos. Inc.	7.500%	1/15/31	321	370
Williams Cos. Inc.	7.750%	6/15/31	407	488
Williams Cos. Inc.	5.750%	6/24/44	400	388
Williams Partners LP	3.800%	2/15/15	125	126
Williams Partners LP	5.250%	3/15/20	1,895	2,104
Williams Partners LP	6.300%	4/15/40	675	792
Williams Partners LP	5.800%	11/15/43	700	772
Williams Partners LP/Williams Partners
Finance Corp.	7.250%	2/1/17	500	563
XTO Energy Inc.	6.250%	8/1/17	400	455
XTO Energy Inc.	5.500%	6/15/18	400	454

Other Industrial (0.0%)
Cintas Corp. No 2	6.125%	12/1/17	400	451
Cintas Corp. No 2	3.250%	6/1/22	150	153
Fluor Corp.	3.375%	9/15/21	150	155
Howard Hughes Medical Institute	3.500%	9/1/23	625	645
URS Corp.	3.850%	4/1/17	189	195
URS Corp.	5.000%	4/1/22	325	330

Technology (0.6%)
Adobe Systems Inc.	4.750%	2/1/20	325	358
Agilent Technologies Inc.	6.500%	11/1/17	350	400
Agilent Technologies Inc.	5.000%	7/15/20	600	653
Agilent Technologies Inc.	3.200%	10/1/22	1,300	1,263
Altera Corp.	1.750%	5/15/17	150	151
Altera Corp.	2.500%	11/15/18	1,125	1,133
Altera Corp.	4.100%	11/15/23	1,250	1,295
Amphenol Corp.	1.550%	9/15/17	175	175
Amphenol Corp.	2.550%	1/30/19	1,650	1,661
Amphenol Corp.	3.125%	9/15/21	250	249
Amphenol Corp.	4.000%	2/1/22	75	79
Analog Devices Inc.	3.000%	4/15/16	50	52
Analog Devices Inc.	2.875%	6/1/23	375	362
Apple Inc.	0.450%	5/3/16	900	898
Apple Inc.	1.050%	5/5/17	2,075	2,067
Apple Inc.	1.000%	5/3/18	1,300	1,268
Apple Inc.	2.100%	5/6/19	1,250	1,249
Apple Inc.	2.850%	5/6/21	1,825	1,826
Apple Inc.	2.400%	5/3/23	2,800	2,648
Apple Inc.	3.450%	5/6/24	1,875	1,890
Apple Inc.	3.850%	5/4/43	1,400	1,298
Apple Inc.	4.450%	5/6/44	650	660
Applied Materials Inc.	2.650%	6/15/16	75	77

Applied Materials Inc.	4.300%	6/15/21	1,435	1,554
Applied Materials Inc.	5.850%	6/15/41	125	150
Arrow Electronics Inc.	3.375%	11/1/15	600	616
Arrow Electronics Inc.	4.500%	3/1/23	400	413
Autodesk Inc.	1.950%	12/15/17	550	552
Autodesk Inc.	3.600%	12/15/22	100	99
Baidu Inc.	2.750%	6/9/19	350	347
Baidu Inc.	3.500%	11/28/22	1,500	1,456
Broadcom Corp.	2.700%	11/1/18	1,840	1,888
Broadcom Corp.	2.500%	8/15/22	600	570
Broadridge Financial Solutions Inc.	3.950%	9/1/20	75	78
CA Inc.	5.375%	12/1/19	205	228
CA Inc.	4.500%	8/15/23	150	154
Cisco Systems Inc.	5.500%	2/22/16	500	532
Cisco Systems Inc.	1.100%	3/3/17	425	425
Cisco Systems Inc.	3.150%	3/14/17	1,100	1,154
Cisco Systems Inc.	4.950%	2/15/19	1,550	1,726
Cisco Systems Inc.	2.125%	3/1/19	1,325	1,326
Cisco Systems Inc.	4.450%	1/15/20	2,775	3,056
Cisco Systems Inc.	2.900%	3/4/21	225	228
Cisco Systems Inc.	3.625%	3/4/24	400	409
Cisco Systems Inc.	5.900%	2/15/39	425	514
Cisco Systems Inc.	5.500%	1/15/40	1,205	1,395
Computer Sciences Corp.	6.500%	3/15/18	125	134
Corning Inc.	6.625%	5/15/19	50	59
Corning Inc.	3.700%	11/15/23	500	511
Corning Inc.	4.700%	3/15/37	925	975
Corning Inc.	5.750%	8/15/40	340	399
Dun & Bradstreet Corp.	2.875%	11/15/15	150	153
EMC Corp.	1.875%	6/1/18	1,460	1,451
EMC Corp.	2.650%	6/1/20	1,445	1,435
EMC Corp.	3.375%	6/1/23	710	697
Equifax Inc.	6.300%	7/1/17	125	140
Fidelity National Information Services Inc.	2.000%	4/15/18	100	100
Fidelity National Information Services Inc.	5.000%	3/15/22	350	369
Fidelity National Information Services Inc.	3.500%	4/15/23	1,500	1,471
Fidelity National Information Services Inc.	3.875%	6/5/24	325	325
Fiserv Inc.	3.125%	10/1/15	150	153
Fiserv Inc.	3.125%	6/15/16	585	605
Fiserv Inc.	6.800%	11/20/17	475	543
Google Inc.	2.125%	5/19/16	50	51
Google Inc.	3.625%	5/19/21	350	372
Harris Corp.	5.950%	12/1/17	200	225
Harris Corp.	6.150%	12/15/40	25	30
Hewlett-Packard Co.	2.650%	6/1/16	225	231
Hewlett-Packard Co.	3.000%	9/15/16	325	337
Hewlett-Packard Co.	5.400%	3/1/17	225	247
Hewlett-Packard Co.	2.600%	9/15/17	400	411
Hewlett-Packard Co.	5.500%	3/1/18	1,175	1,315
Hewlett-Packard Co.	2.750%	1/14/19	2,650	2,689
Hewlett-Packard Co.	3.750%	12/1/20	700	725
Hewlett-Packard Co.	4.300%	6/1/21	150	159
Hewlett-Packard Co.	4.375%	9/15/21	650	692
Hewlett-Packard Co.	4.650%	12/9/21	2,175	2,356
Hewlett-Packard Co.	6.000%	9/15/41	610	695
Intel Corp.	1.950%	10/1/16	975	996
Intel Corp.	1.350%	12/15/17	4,510	4,491

Intel Corp.	3.300%	10/1/21	200	206
Intel Corp.	2.700%	12/15/22	700	679
Intel Corp.	4.000%	12/15/32	475	470
Intel Corp.	4.800%	10/1/41	1,955	2,045
Intel Corp.	4.250%	12/15/42	775	757
International Business Machines Corp.	2.000%	1/5/16	275	280
International Business Machines Corp.	1.950%	7/22/16	300	306
International Business Machines Corp.	1.250%	2/6/17	1,150	1,154
International Business Machines Corp.	5.700%	9/14/17	4,000	4,482
International Business Machines Corp.	1.250%	2/8/18	2,555	2,530
International Business Machines Corp.	1.950%	2/12/19	675	673
International Business Machines Corp.	1.625%	5/15/20	670	641
International Business Machines Corp.	2.900%	11/1/21	200	202
International Business Machines Corp.	3.375%	8/1/23	800	809
International Business Machines Corp.	3.625%	2/12/24	1,200	1,225
International Business Machines Corp.	5.600%	11/30/39	1,114	1,329
International Business Machines Corp.	4.000%	6/20/42	423	405
Jabil Circuit Inc.	5.625%	12/15/20	250	270
Juniper Networks Inc.	3.100%	3/15/16	75	77
Juniper Networks Inc.	4.600%	3/15/21	360	383
Juniper Networks Inc.	5.950%	3/15/41	150	163
KLA-Tencor Corp.	6.900%	5/1/18	1,700	1,970
Leidos Holdings Inc.	4.450%	12/1/20	485	491
Leidos Holdings Inc.	5.950%	12/1/40	75	75
Lexmark International Inc.	6.650%	6/1/18	375	419
Maxim Integrated Products Inc.	3.375%	3/15/23	50	48
Microsoft Corp.	1.625%	9/25/15	200	203
Microsoft Corp.	1.000%	5/1/18	400	392
Microsoft Corp.	1.625%	12/6/18	900	894
Microsoft Corp.	4.200%	6/1/19	460	505
Microsoft Corp.	3.000%	10/1/20	250	259
Microsoft Corp.	2.125%	11/15/22	225	213
Microsoft Corp.	2.375%	5/1/23	750	717
Microsoft Corp.	3.625%	12/15/23	750	786
Microsoft Corp.	5.200%	6/1/39	629	719
Microsoft Corp.	4.500%	10/1/40	125	130
Microsoft Corp.	5.300%	2/8/41	600	699
Microsoft Corp.	3.500%	11/15/42	850	763
Microsoft Corp.	3.750%	5/1/43	185	173
Microsoft Corp.	4.875%	12/15/43	350	385
Motorola Solutions Inc.	3.750%	5/15/22	400	396
Motorola Solutions Inc.	7.500%	5/15/25	75	94
NetApp Inc.	3.375%	6/15/21	900	903
Oracle Corp.	5.250%	1/15/16	1,900	2,013
Oracle Corp.	1.200%	10/15/17	1,150	1,142
Oracle Corp.	5.750%	4/15/18	1,415	1,605
Oracle Corp.	2.375%	1/15/19	525	532
Oracle Corp.	5.000%	7/8/19	1,175	1,321
Oracle Corp.	2.250%	10/8/19	2,850	2,837
Oracle Corp.	2.800%	7/8/21	1,350	1,341
Oracle Corp.	2.500%	10/15/22	1,225	1,169
Oracle Corp.	3.400%	7/8/24	1,850	1,839
Oracle Corp.	4.300%	7/8/34	1,350	1,356
Oracle Corp.	6.500%	4/15/38	625	808
Oracle Corp.	6.125%	7/8/39	645	799
Oracle Corp.	5.375%	7/15/40	1,125	1,275
Oracle Corp.	4.500%	7/8/44	775	780

	Pitney Bowes Inc.	4.625%	3/15/24	1,050	1,065
10	Seagate HDD Cayman	3.750%	11/15/18	675	688
	Seagate HDD Cayman	7.000%	11/1/21	400	444
	Seagate HDD Cayman	4.750%	6/1/23	1,500	1,513
10	Seagate HDD Cayman	4.750%	1/1/25	750	748
	Symantec Corp.	2.750%	9/15/15	50	51
	Symantec Corp.	2.750%	6/15/17	500	511
	Symantec Corp.	4.200%	9/15/20	75	78
	Symantec Corp.	3.950%	6/15/22	400	403
	Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	475	496
	Texas Instruments Inc.	2.375%	5/16/16	175	180
	Texas Instruments Inc.	1.650%	8/3/19	1,000	972
	Total System Services Inc.	2.375%	6/1/18	125	124
	Tyco Electronics Group SA	6.550%	10/1/17	355	404
	Tyco Electronics Group SA	2.350%	8/1/19	200	200
	Tyco Electronics Group SA	3.450%	8/1/24	350	351
	Tyco Electronics Group SA	7.125%	10/1/37	600	799
	Verisk Analytics Inc.	4.125%	9/12/22	300	309
	Xerox Corp.	6.400%	3/15/16	375	404
	Xerox Corp.	6.750%	2/1/17	350	392
	Xerox Corp.	2.950%	3/15/17	325	337
	Xerox Corp.	6.350%	5/15/18	1,580	1,806
	Xerox Corp.	2.750%	3/15/19	250	252
	Xerox Corp.	5.625%	12/15/19	550	621
	Xerox Corp.	2.800%	5/15/20	300	296
	Xerox Corp.	4.500%	5/15/21	835	893
	Xerox Corp.	3.800%	5/15/24	125	123
	Xilinx Inc.	2.125%	3/15/19	325	324
	Xilinx Inc.	3.000%	3/15/21	1,275	1,283

	Transportation (0.2%)
7	American Airlines 2013-1 Class A Pass
	Through Trust	4.000%	1/15/27	256	259
7	American Airlines 2013-2 Class A Pass
	Through Trust	4.950%	1/15/23	165	177
	American Airlines 2014-1 Class A Pass
	Through Trust	3.700%	10/1/26	475	474
	Burlington Northern Santa Fe LLC	5.650%	5/1/17	75	83
	Burlington Northern Santa Fe LLC	5.750%	3/15/18	625	707
	Burlington Northern Santa Fe LLC	3.600%	9/1/20	275	287
	Burlington Northern Santa Fe LLC	4.100%	6/1/21	410	440
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	410	423
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	400	399
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	400	395
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	125	121
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	400	408
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	400	394
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	903
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	157
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	500	617
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	375	403
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	425	477
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	569
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	195
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	225	222
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	545
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	300	317

Burlington Northern Santa Fe LLC	4.550%	9/1/44	600	600
Canadian National Railway Co.	1.450%	12/15/16	925	936
Canadian National Railway Co.	5.550%	3/1/19	265	304
Canadian National Railway Co.	2.850%	12/15/21	550	556
Canadian National Railway Co.	6.250%	8/1/34	350	451
Canadian National Railway Co.	6.200%	6/1/36	350	453
Canadian National Railway Co.	6.375%	11/15/37	500	668
Canadian Pacific Railway Co.	6.500%	5/15/18	250	289
Canadian Pacific Railway Co.	4.450%	3/15/23	1,125	1,227
Canadian Pacific Railway Co.	7.125%	10/15/31	450	612
Canadian Pacific Railway Co.	5.950%	5/15/37	1,275	1,598
Canadian Pacific Railway Ltd.	4.500%	1/15/22	1,541	1,693
Con-way Inc.	6.700%	5/1/34	350	389
7 Continental Airlines 1998-1 Class A Pass
Through Trust	6.648%	3/15/19	220	234
7 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	120	140
7 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	1,188	1,212
7 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	437	443
CSX Corp.	5.600%	5/1/17	25	28
CSX Corp.	7.900%	5/1/17	126	146
CSX Corp.	6.250%	3/15/18	725	832
CSX Corp.	7.375%	2/1/19	2,065	2,494
CSX Corp.	3.700%	10/30/20	205	216
CSX Corp.	6.220%	4/30/40	174	218
CSX Corp.	5.500%	4/15/41	425	492
CSX Corp.	4.750%	5/30/42	1,420	1,489
CSX Corp.	4.100%	3/15/44	800	750
7 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	2/10/24	189	220
7 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	12/17/19	445	517
7 Delta Air Lines 2010-1 Class A Pass Through
Trust	6.200%	1/2/20	33	36
7 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	11/23/20	73	78
7 Delta Air Lines 2012-1 Class A Pass Through
Trust	4.750%	11/7/21	67	72
FedEx Corp.	8.000%	1/15/19	125	154
FedEx Corp.	2.625%	8/1/22	50	48
FedEx Corp.	3.875%	8/1/42	200	179
FedEx Corp.	5.100%	1/15/44	500	536
7 Hawaiian Airlines 2013-1 Class A Pass
Through Certificates	3.900%	1/15/26	1,100	1,092
JB Hunt Transport Services Inc.	3.850%	3/15/24	200	205
Kansas City Southern de Mexico SA de CV	2.350%	5/15/20	25	24
Kansas City Southern de Mexico SA de CV	3.000%	5/15/23	1,500	1,427
Kansas City Southern Railway Co.	4.300%	5/15/43	225	219
Norfolk Southern Corp.	5.750%	1/15/16	175	186
Norfolk Southern Corp.	7.700%	5/15/17	400	463
Norfolk Southern Corp.	5.750%	4/1/18	100	113
Norfolk Southern Corp.	5.900%	6/15/19	835	967
Norfolk Southern Corp.	3.250%	12/1/21	25	25
Norfolk Southern Corp.	2.903%	2/15/23	780	754
Norfolk Southern Corp.	5.590%	5/17/25	14	16

Norfolk Southern Corp.	4.837%	10/1/41	665	713
Norfolk Southern Corp.	3.950%	10/1/42	525	492
Norfolk Southern Corp.	6.000%	5/23/11	650	778
Norfolk Southern Railway Co.	9.750%	6/15/20	116	157
7 Northwest Airlines 2007-1 Class A Pass
Through Trust	7.027%	11/1/19	250	284
Ryder System Inc.	3.600%	3/1/16	400	416
Ryder System Inc.	5.850%	11/1/16	75	82
Ryder System Inc.	2.450%	11/15/18	1,000	1,012
Ryder System Inc.	2.350%	2/26/19	1,550	1,553
Ryder System Inc.	2.550%	6/1/19	800	802
Southwest Airlines Co.	5.750%	12/15/16	200	219
Southwest Airlines Co.	5.125%	3/1/17	400	432
7 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	110	126
Union Pacific Corp.	2.750%	4/15/23	275	268
Union Pacific Corp.	3.250%	1/15/25	300	298
Union Pacific Corp.	6.625%	2/1/29	400	523
Union Pacific Corp.	4.750%	9/15/41	750	810
Union Pacific Corp.	4.250%	4/15/43	400	397
Union Pacific Corp.	4.750%	12/15/43	275	294
Union Pacific Corp.	4.821%	2/1/44	1,089	1,182
Union Pacific Corp.	4.850%	6/15/44	800	870
Union Pacific Corp.	4.150%	1/15/45	400	390
7 United Airlines Pass Through Trust Series
2013-1	4.300%	2/15/27	700	721
7 United Airlines Pass Through Trust Series
2014-1	4.000%	10/11/27	750	756
United Parcel Service Inc.	1.125%	10/1/17	800	795
United Parcel Service Inc.	5.500%	1/15/18	1,000	1,123
United Parcel Service Inc.	5.125%	4/1/19	175	197
United Parcel Service Inc.	3.125%	1/15/21	965	997
United Parcel Service Inc.	2.450%	10/1/22	925	889
United Parcel Service Inc.	6.200%	1/15/38	1,160	1,497
United Parcel Service Inc.	3.625%	10/1/42	675	616
7 US Airways 2013-1 Class A Pass Through
Trust	3.950%	5/15/27	100	100
7 US Airways Inc. 2012-2 Class A Pass
Through Trust	4.625%	12/3/26	72	75
				1,411,083
Utilities (0.9%)
Electric (0.8%)
AEP Texas Central Co.	6.650%	2/15/33	400	519
Alabama Power Co.	5.500%	10/15/17	550	613
Alabama Power Co.	3.550%	12/1/23	1,700	1,749
Alabama Power Co.	4.100%	1/15/42	1,000	993
Alabama Power Co.	3.850%	12/1/42	125	120
Alabama Power Co.	4.150%	8/15/44	300	298
Ameren Illinois Co.	6.125%	11/15/17	25	29
Ameren Illinois Co.	2.700%	9/1/22	250	246
American Electric Power Co. Inc.	1.650%	12/15/17	325	325
Appalachian Power Co.	5.800%	10/1/35	100	120
Appalachian Power Co.	6.700%	8/15/37	500	651
Appalachian Power Co.	7.000%	4/1/38	260	352
Arizona Public Service Co.	5.500%	9/1/35	550	653
Arizona Public Service Co.	5.050%	9/1/41	575	651
Arizona Public Service Co.	4.500%	4/1/42	25	26

Arizona Public Service Co.	4.700%	1/15/44	400	432
Atlantic City Electric Co.	7.750%	11/15/18	900	1,087
Baltimore Gas & Electric Co.	3.350%	7/1/23	950	960
Berkshire Hathaway Energy Co.	1.100%	5/15/17	1,000	992
Berkshire Hathaway Energy Co.	2.000%	11/15/18	125	124
Berkshire Hathaway Energy Co.	3.750%	11/15/23	525	539
Berkshire Hathaway Energy Co.	6.125%	4/1/36	975	1,207
Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,225	1,498
Berkshire Hathaway Energy Co.	6.500%	9/15/37	370	478
Berkshire Hathaway Energy Co.	5.150%	11/15/43	475	529
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	250	238
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	700	638
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	550	582
Cleco Power LLC	6.000%	12/1/40	175	207
Cleveland Electric Illuminating Co.	5.700%	4/1/17	259	280
Cleveland Electric Illuminating Co.	7.880%	11/1/17	200	236
Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,775	2,044
CMS Energy Corp.	8.750%	6/15/19	500	637
CMS Energy Corp.	5.050%	3/15/22	500	555
CMS Energy Corp.	3.875%	3/1/24	900	927
CMS Energy Corp.	4.700%	3/31/43	350	354
CMS Energy Corp.	4.875%	3/1/44	300	310
Commonwealth Edison Co.	5.950%	8/15/16	200	219
Commonwealth Edison Co.	1.950%	9/1/16	115	117
Commonwealth Edison Co.	6.150%	9/15/17	600	679
Commonwealth Edison Co.	5.800%	3/15/18	150	170
Commonwealth Edison Co.	5.900%	3/15/36	100	125
Commonwealth Edison Co.	6.450%	1/15/38	1,030	1,366
Commonwealth Edison Co.	4.600%	8/15/43	1,750	1,856
Commonwealth Edison Co.	4.700%	1/15/44	900	986
Connecticut Light & Power Co.	5.500%	2/1/19	2,000	2,257
Connecticut Light & Power Co.	6.350%	6/1/36	250	333
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	625	661
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	1,100	1,308
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	345
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	1,048
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	400	507
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	475	449
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	1,300	1,323
Constellation Energy Group Inc.	4.550%	6/15/15	175	180
Constellation Energy Group Inc.	5.150%	12/1/20	1,495	1,649
Consumers Energy Co.	6.125%	3/15/19	1,000	1,166
Consumers Energy Co.	6.700%	9/15/19	1,095	1,315
Consumers Energy Co.	2.850%	5/15/22	1,150	1,147
Consumers Energy Co.	3.375%	8/15/23	225	231
Consumers Energy Co.	4.350%	8/31/64	150	149
Delmarva Power & Light Co.	3.500%	11/15/23	125	128
Delmarva Power & Light Co.	4.000%	6/1/42	225	219
Dominion Resources Inc.	2.250%	9/1/15	750	760
Dominion Resources Inc.	5.600%	11/15/16	470	513
Dominion Resources Inc.	1.400%	9/15/17	100	99
Dominion Resources Inc.	6.000%	11/30/17	550	622
Dominion Resources Inc.	4.450%	3/15/21	125	135
Dominion Resources Inc.	2.750%	9/15/22	100	97
Dominion Resources Inc.	5.250%	8/1/33	200	226
Dominion Resources Inc.	4.900%	8/1/41	550	583
Dominion Resources Inc.	4.050%	9/15/42	325	303

[7,8]	Dominion Resources Inc.	5.750%	10/1/54	375	379
7	Dominion Resources Inc.	7.500%	6/30/66	175	188
	DTE Electric Co.	3.450%	10/1/20	410	427
	DTE Electric Co.	3.900%	6/1/21	100	107
	DTE Electric Co.	2.650%	6/15/22	325	320
	DTE Electric Co.	3.650%	3/15/24	400	412
	DTE Electric Co.	3.375%	3/1/25	175	176
	DTE Electric Co.	5.700%	10/1/37	125	156
	DTE Electric Co.	3.950%	6/15/42	1,150	1,116
	DTE Energy Co.	3.500%	6/1/24	700	703
	Duke Energy Carolinas LLC	7.000%	11/15/18	660	789
	Duke Energy Carolinas LLC	4.300%	6/15/20	500	548
	Duke Energy Carolinas LLC	3.900%	6/15/21	1,030	1,103
	Duke Energy Carolinas LLC	6.000%	12/1/28	300	373
	Duke Energy Carolinas LLC	6.100%	6/1/37	1,100	1,364
	Duke Energy Carolinas LLC	6.000%	1/15/38	25	32
	Duke Energy Carolinas LLC	6.050%	4/15/38	25	32
	Duke Energy Carolinas LLC	5.300%	2/15/40	710	837
	Duke Energy Carolinas LLC	4.250%	12/15/41	800	811
	Duke Energy Carolinas LLC	4.000%	9/30/42	425	415
	Duke Energy Corp.	1.625%	8/15/17	625	627
	Duke Energy Corp.	2.100%	6/15/18	1,000	1,005
	Duke Energy Corp.	5.050%	9/15/19	2,625	2,933
	Duke Energy Corp.	3.050%	8/15/22	200	198
	Duke Energy Corp.	3.950%	10/15/23	225	233
	Duke Energy Corp.	3.750%	4/15/24	200	204
	Duke Energy Florida Inc.	5.100%	12/1/15	410	431
	Duke Energy Florida Inc.	5.650%	6/15/18	50	57
	Duke Energy Florida Inc.	4.550%	4/1/20	1,375	1,514
	Duke Energy Florida Inc.	6.350%	9/15/37	525	699
	Duke Energy Florida Inc.	6.400%	6/15/38	600	800
	Duke Energy Indiana Inc.	3.750%	7/15/20	185	197
	Duke Energy Indiana Inc.	4.200%	3/15/42	475	479
	Duke Energy Indiana Inc.	4.900%	7/15/43	850	954
	Duke Energy Progress Inc.	5.300%	1/15/19	675	763
	Duke Energy Progress Inc.	3.000%	9/15/21	750	761
	Duke Energy Progress Inc.	4.375%	3/30/44	525	544
	El Paso Electric Co.	6.000%	5/15/35	175	209
	Entergy Arkansas Inc.	3.750%	2/15/21	1,250	1,318
	Entergy Gulf States Louisiana LLC	6.000%	5/1/18	150	171
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,500	1,765
	Entergy Louisiana LLC	5.400%	11/1/24	1,175	1,370
	Entergy Texas Inc.	7.125%	2/1/19	300	358
	Exelon Generation Co. LLC	6.200%	10/1/17	930	1,046
	Exelon Generation Co. LLC	4.000%	10/1/20	575	605
	Exelon Generation Co. LLC	5.600%	6/15/42	121	129
	Florida Power & Light Co.	5.550%	11/1/17	75	84
	Florida Power & Light Co.	2.750%	6/1/23	1,325	1,294
	Florida Power & Light Co.	5.950%	10/1/33	100	126
	Florida Power & Light Co.	5.625%	4/1/34	225	274
	Florida Power & Light Co.	4.950%	6/1/35	50	57
	Florida Power & Light Co.	6.200%	6/1/36	50	65
	Florida Power & Light Co.	5.850%	5/1/37	560	708
	Florida Power & Light Co.	5.950%	2/1/38	175	221
	Florida Power & Light Co.	5.960%	4/1/39	225	288
	Florida Power & Light Co.	4.125%	2/1/42	1,575	1,585
	Florida Power & Light Co.	3.800%	12/15/42	625	596

	Georgia Power Co.	0.750%	8/10/15	125	125
	Georgia Power Co.	5.950%	2/1/39	150	186
	Georgia Power Co.	4.750%	9/1/40	125	134
	Iberdrola International BV	6.750%	7/15/36	175	214
	Indiana Michigan Power Co.	3.200%	3/15/23	475	473
7	Integrys Energy Group Inc.	6.110%	12/1/66	300	307
	Interstate Power & Light Co.	6.250%	7/15/39	100	131
	ITC Holdings Corp.	4.050%	7/1/23	175	182
	ITC Holdings Corp.	5.300%	7/1/43	200	224
	Jersey Central Power & Light Co.	5.625%	5/1/16	350	373
	Jersey Central Power & Light Co.	5.650%	6/1/17	350	385
	Jersey Central Power & Light Co.	6.150%	6/1/37	200	234
7	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	169	184
	Kansas City Power & Light Co.	6.050%	11/15/35	200	243
	Kansas City Power & Light Co.	5.300%	10/1/41	830	930
	Kentucky Utilities Co.	1.625%	11/1/15	1,030	1,040
	Kentucky Utilities Co.	3.250%	11/1/20	200	207
	Kentucky Utilities Co.	4.650%	11/15/43	875	945
	LG&E & KU Energy LLC	2.125%	11/15/15	125	126
	LG&E & KU Energy LLC	3.750%	11/15/20	1,150	1,194
	Louisville Gas & Electric Co.	1.625%	11/15/15	300	304
	Louisville Gas & Electric Co.	5.125%	11/15/40	100	116
	Louisville Gas & Electric Co.	4.650%	11/15/43	625	678
	MidAmerican Energy Co.	5.950%	7/15/17	560	628
	MidAmerican Energy Co.	6.750%	12/30/31	725	956
	Mississippi Power Co.	4.250%	3/15/42	375	368
	National Rural Utilities Cooperative Finance
	Corp.	3.050%	3/1/16	125	129
	National Rural Utilities Cooperative Finance
	Corp.	5.450%	2/1/18	1,025	1,149
	National Rural Utilities Cooperative Finance
	Corp.	10.375%	11/1/18	1,100	1,448
	National Rural Utilities Cooperative Finance
	Corp.	2.350%	6/15/20	900	895
10	National Rural Utilities Cooperative Finance
	Corp.	4.023%	11/1/32	469	473
	National Rural Utilities Cooperative Finance
	Corp.	4.023%	11/1/32	120	121
7	National Rural Utilities Cooperative Finance
	Corp.	4.750%	4/30/43	100	99
	Nevada Power Co.	6.500%	5/15/18	1,200	1,393
	Nevada Power Co.	6.650%	4/1/36	410	541
	Nevada Power Co.	5.450%	5/15/41	500	588
	NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	1,200	1,192
	NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	475	480
	NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	615	664
	NextEra Energy Capital Holdings Inc.	3.625%	6/15/23	1,125	1,139
7	NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	225	226
7	NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	275	282
	Northern States Power Co.	5.250%	3/1/18	950	1,061
	Northern States Power Co.	6.200%	7/1/37	250	325
	Northern States Power Co.	5.350%	11/1/39	175	207
	Northern States Power Co.	4.125%	5/15/44	100	101
	NSTAR Electric Co.	5.625%	11/15/17	525	589
	NSTAR LLC	4.500%	11/15/19	245	268
	Oglethorpe Power Corp.	6.100%	3/15/19	925	1,064
	Oglethorpe Power Corp.	5.950%	11/1/39	100	121

	Oglethorpe Power Corp.	5.375%	11/1/40	380	432
	Ohio Power Co.	6.000%	6/1/16	480	521
	Ohio Power Co.	6.050%	5/1/18	100	114
	Oklahoma Gas & Electric Co.	5.850%	6/1/40	150	185
	Oklahoma Gas & Electric Co.	3.900%	5/1/43	875	839
	Oncor Electric Delivery Co. LLC	6.800%	9/1/18	330	387
10	Oncor Electric Delivery Co. LLC	2.150%	6/1/19	1,075	1,067
	Oncor Electric Delivery Co. LLC	7.000%	9/1/22	200	253
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	600	848
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	500	537
	Pacific Gas & Electric Co.	5.625%	11/30/17	250	280
	Pacific Gas & Electric Co.	8.250%	10/15/18	275	338
	Pacific Gas & Electric Co.	3.500%	10/1/20	410	426
	Pacific Gas & Electric Co.	4.250%	5/15/21	225	244
	Pacific Gas & Electric Co.	3.250%	9/15/21	1,750	1,778
	Pacific Gas & Electric Co.	3.250%	6/15/23	575	568
	Pacific Gas & Electric Co.	3.750%	2/15/24	150	153
	Pacific Gas & Electric Co.	3.400%	8/15/24	625	621
	Pacific Gas & Electric Co.	6.050%	3/1/34	1,235	1,519
	Pacific Gas & Electric Co.	5.800%	3/1/37	1,025	1,227
	Pacific Gas & Electric Co.	6.250%	3/1/39	1,000	1,281
	Pacific Gas & Electric Co.	5.400%	1/15/40	500	569
	Pacific Gas & Electric Co.	4.450%	4/15/42	600	601
	Pacific Gas & Electric Co.	4.600%	6/15/43	625	647
	Pacific Gas & Electric Co.	4.750%	2/15/44	1,500	1,580
	PacifiCorp	5.650%	7/15/18	300	341
	PacifiCorp	2.950%	2/1/22	1,000	1,010
	PacifiCorp	3.600%	4/1/24	500	512
	PacifiCorp	5.250%	6/15/35	475	555
	PacifiCorp	5.750%	4/1/37	410	508
	PacifiCorp	6.250%	10/15/37	600	780
	PacifiCorp	4.100%	2/1/42	350	347
	Peco Energy Co.	1.200%	10/15/16	350	352
	Peco Energy Co.	5.350%	3/1/18	125	140
	Pennsylvania Electric Co.	6.050%	9/1/17	75	84
	Pennsylvania Electric Co.	5.200%	4/1/20	205	226
	Pepco Holdings Inc.	2.700%	10/1/15	680	692
	PG&E Corp.	2.400%	3/1/19	1,650	1,652
	Potomac Electric Power Co.	6.500%	11/15/37	400	535
	PPL Capital Funding Inc.	3.950%	3/15/24	550	565
	PPL Capital Funding Inc.	5.000%	3/15/44	450	480
	PPL Electric Utilities Corp.	3.000%	9/15/21	410	415
	PPL Electric Utilities Corp.	6.250%	5/15/39	100	132
	PPL Electric Utilities Corp.	5.200%	7/15/41	700	821
	PPL Electric Utilities Corp.	4.750%	7/15/43	1,000	1,098
	Progress Energy Inc.	5.625%	1/15/16	205	218
	Progress Energy Inc.	3.150%	4/1/22	500	502
	Progress Energy Inc.	7.750%	3/1/31	625	878
	Progress Energy Inc.	6.000%	12/1/39	410	505
	PSEG Power LLC	5.500%	12/1/15	450	474
	PSEG Power LLC	5.320%	9/15/16	615	665
	PSEG Power LLC	5.125%	4/15/20	150	166
	PSEG Power LLC	4.150%	9/15/21	50	53
	Public Service Co. of Colorado	5.800%	8/1/18	100	113
	Public Service Co. of Colorado	5.125%	6/1/19	175	198
	Public Service Co. of Colorado	3.200%	11/15/20	1,000	1,037
	Public Service Co. of Colorado	6.250%	9/1/37	300	393

Public Service Co. of Colorado	3.600%	9/15/42	225	206
Public Service Co. of Colorado	4.300%	3/15/44	200	206
Public Service Co. of New Hampshire	3.500%	11/1/23	75	77
Public Service Co. of Oklahoma	5.150%	12/1/19	600	674
Public Service Co. of Oklahoma	4.400%	2/1/21	500	546
Public Service Co. of Oklahoma	6.625%	11/15/37	275	362
Public Service Electric & Gas Co.	5.300%	5/1/18	394	442
Public Service Electric & Gas Co.	2.300%	9/15/18	450	457
Public Service Electric & Gas Co.	1.800%	6/1/19	200	197
Public Service Electric & Gas Co.	2.375%	5/15/23	225	213
Public Service Electric & Gas Co.	5.375%	11/1/39	300	360
Public Service Electric & Gas Co.	3.950%	5/1/42	1,525	1,491
Public Service Electric & Gas Co.	4.000%	6/1/44	100	98
Puget Energy Inc.	6.500%	12/15/20	250	296
Puget Energy Inc.	6.000%	9/1/21	400	463
Puget Sound Energy Inc.	5.483%	6/1/35	100	119
Puget Sound Energy Inc.	6.274%	3/15/37	500	656
Puget Sound Energy Inc.	5.757%	10/1/39	495	613
Puget Sound Energy Inc.	5.638%	4/15/41	1,390	1,707
Puget Sound Energy Inc.	4.434%	11/15/41	275	292
San Diego Gas & Electric Co.	5.300%	11/15/15	100	105
San Diego Gas & Electric Co.	3.000%	8/15/21	150	153
San Diego Gas & Electric Co.	6.000%	6/1/26	500	620
San Diego Gas & Electric Co.	5.350%	5/15/35	100	118
San Diego Gas & Electric Co.	6.125%	9/15/37	252	324
San Diego Gas & Electric Co.	5.350%	5/15/40	500	593
San Diego Gas & Electric Co.	4.500%	8/15/40	255	270
SCANA Corp.	4.750%	5/15/21	205	221
Sierra Pacific Power Co.	6.000%	5/15/16	525	567
Sierra Pacific Power Co.	6.750%	7/1/37	400	545
South Carolina Electric & Gas Co.	6.500%	11/1/18	1,100	1,294
South Carolina Electric & Gas Co.	6.625%	2/1/32	450	596
South Carolina Electric & Gas Co.	6.050%	1/15/38	150	190
South Carolina Electric & Gas Co.	5.450%	2/1/41	100	119
South Carolina Electric & Gas Co.	4.350%	2/1/42	200	203
South Carolina Electric & Gas Co.	4.600%	6/15/43	1,075	1,131
South Carolina Electric & Gas Co.	4.500%	6/1/64	200	202
Southern California Edison Co.	5.000%	1/15/16	275	290
Southern California Edison Co.	1.125%	5/1/17	550	547
Southern California Edison Co.	3.875%	6/1/21	350	377
Southern California Edison Co.	3.500%	10/1/23	300	308
Southern California Edison Co.	6.650%	4/1/29	225	288
Southern California Edison Co.	5.750%	4/1/35	508	626
Southern California Edison Co.	5.350%	7/15/35	1,460	1,726
Southern California Edison Co.	4.500%	9/1/40	205	219
Southern California Edison Co.	4.050%	3/15/42	425	420
Southern California Edison Co.	3.900%	3/15/43	475	453
Southern California Edison Co.	4.650%	10/1/43	600	644
Southern Co.	1.950%	9/1/16	410	418
Southern Co.	1.300%	8/15/17	225	224
Southern Co.	2.150%	9/1/19	200	198
Southern Power Co.	5.150%	9/15/41	1,210	1,325
Southern Power Co.	5.250%	7/15/43	500	555
Southwestern Electric Power Co.	5.875%	3/1/18	25	28
Southwestern Electric Power Co.	6.450%	1/15/19	250	292
Southwestern Electric Power Co.	6.200%	3/15/40	75	95
Southwestern Public Service Co.	4.500%	8/15/41	100	105

	Tampa Electric Co.	6.100%	5/15/18	1,575	1,801
	Tampa Electric Co.	2.600%	9/15/22	75	72
	Tampa Electric Co.	6.550%	5/15/36	375	503
	TECO Finance Inc.	4.000%	3/15/16	100	104
	TECO Finance Inc.	6.572%	11/1/17	330	376
	TECO Finance Inc.	5.150%	3/15/20	125	139
	TransAlta Corp.	6.650%	5/15/18	100	112
	TransAlta Corp.	6.500%	3/15/40	175	179
	Tucson Electric Power Co.	5.150%	11/15/21	130	146
	UIL Holdings Corp.	4.625%	10/1/20	100	107
	Union Electric Co.	6.700%	2/1/19	235	279
	Union Electric Co.	3.500%	4/15/24	1,450	1,483
	Union Electric Co.	3.900%	9/15/42	675	650
	Virginia Electric & Power Co.	5.400%	1/15/16	700	742
	Virginia Electric & Power Co.	2.950%	1/15/22	750	757
	Virginia Electric & Power Co.	6.000%	1/15/36	500	637
	Virginia Electric & Power Co.	6.000%	5/15/37	550	696
	Virginia Electric & Power Co.	6.350%	11/30/37	600	797
	Virginia Electric & Power Co.	8.875%	11/15/38	100	165
	Virginia Electric & Power Co.	4.000%	1/15/43	850	824
	Westar Energy Inc.	8.625%	12/1/18	244	307
	Westar Energy Inc.	4.125%	3/1/42	525	523
	Westar Energy Inc.	4.100%	4/1/43	225	225
	Westar Energy Inc.	4.625%	9/1/43	150	160
	Wisconsin Electric Power Co.	4.250%	12/15/19	175	191
	Wisconsin Electric Power Co.	2.950%	9/15/21	635	643
	Wisconsin Electric Power Co.	5.625%	5/15/33	200	246
	Wisconsin Electric Power Co.	4.250%	6/1/44	100	104
7	Wisconsin Energy Corp.	6.250%	5/15/67	525	543
	Wisconsin Power & Light Co.	5.000%	7/15/19	25	28
	Wisconsin Power & Light Co.	2.250%	11/15/22	275	262
	Wisconsin Power & Light Co.	6.375%	8/15/37	300	403
	Wisconsin Public Service Corp.	3.671%	12/1/42	75	70
	Xcel Energy Inc.	5.613%	4/1/17	631	695
	Xcel Energy Inc.	4.700%	5/15/20	305	335
	Xcel Energy Inc.	6.500%	7/1/36	635	829

	Natural Gas (0.1%)
	AGL Capital Corp.	3.500%	9/15/21	1,250	1,289
	AGL Capital Corp.	5.875%	3/15/41	125	154
	AGL Capital Corp.	4.400%	6/1/43	125	126
	Atmos Energy Corp.	8.500%	3/15/19	1,500	1,881
	Atmos Energy Corp.	5.500%	6/15/41	800	962
	British Transco Finance Inc.	6.625%	6/1/18	430	497
15	Enron Corp.	9.125%	4/1/03	700	—
15	Enron Corp.	7.125%	5/15/07	300	—
15	Enron Corp.	6.875%	10/15/07	1,000	—
	KeySpan Corp.	8.000%	11/15/30	200	277
	KeySpan Corp.	5.803%	4/1/35	250	294
	Laclede Group Inc.	4.700%	8/15/44	350	354
	National Fuel Gas Co.	6.500%	4/15/18	750	859
	National Fuel Gas Co.	3.750%	3/1/23	500	495
	National Grid plc	6.300%	8/1/16	275	301
10	ONE Gas Inc.	2.070%	2/1/19	300	299
10	ONE Gas Inc.	4.658%	2/1/44	125	137
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	150	163
	Sempra Energy	6.500%	6/1/16	1,315	1,434

Sempra Energy	6.150%	6/15/18	750	858
Sempra Energy	9.800%	2/15/19	250	326
Sempra Energy	4.050%	12/1/23	850	893
Sempra Energy	6.000%	10/15/39	705	876
Southern California Gas Co.	5.750%	11/15/35	25	31
Southern California Gas Co.	4.450%	3/15/44	150	159

Other Utility (0.0%)
American Water Capital Corp.	6.085%	10/15/17	125	140
American Water Capital Corp.	3.850%	3/1/24	1,775	1,844
American Water Capital Corp.	6.593%	10/15/37	500	662
American Water Capital Corp.	4.300%	12/1/42	125	124
United Utilities plc	5.375%	2/1/19	200	219
Veolia Environnement SA	6.000%	6/1/18	600	676

				197,657
Total Corporate Bonds (Cost $2,296,157)				2,385,699
Sovereign Bonds (U.S. Dollar-Denominated) (2.3%)
African Development Bank	0.750%	10/18/16	1,150	1,148
African Development Bank	1.125%	3/15/17	1,550	1,556
African Development Bank	0.875%	3/15/18	1,500	1,474
African Development Bank	1.625%	10/2/18	300	300
African Development Bank	2.375%	9/23/21	1,500	1,506
Asian Development Bank	4.250%	10/20/14	300	301
Asian Development Bank	2.500%	3/15/16	775	798
Asian Development Bank	5.500%	6/27/16	100	109
Asian Development Bank	0.750%	1/11/17	2,800	2,792
Asian Development Bank	1.125%	3/15/17	1,325	1,332
Asian Development Bank	5.593%	7/16/18	500	568
Asian Development Bank	1.750%	9/11/18	1,650	1,662
Asian Development Bank	1.875%	10/23/18	530	536
Asian Development Bank	1.750%	3/21/19	575	575
Asian Development Bank	1.875%	4/12/19	1,550	1,558
Asian Development Bank	1.375%	3/23/20	2,250	2,176
Banco do Brasil SA	3.875%	1/23/17	200	206
Banco do Brasil SA	3.875%	10/10/22	1,000	941
Canada	0.875%	2/14/17	2,050	2,045
Canada	1.625%	2/27/19	800	797
China Development Bank Corp.	5.000%	10/15/15	175	182
CNOOC Finance 2013 Ltd.	1.750%	5/9/18	225	222
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	1,950	1,812
CNOOC Nexen Finance 2014 ULC	1.625%	4/30/17	1,650	1,650
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	1,000	1,015
Corp Andina de Fomento	1.500%	8/8/17	900	899
Corp. Andina de Fomento	5.125%	5/5/15	450	461
Corp. Andina de Fomento	3.750%	1/15/16	1,765	1,820
Corp. Andina de Fomento	4.375%	6/15/22	1,375	1,465
Council Of Europe Development Bank	2.625%	2/16/16	735	757
Council Of Europe Development Bank	1.250%	9/22/16	1,000	1,011
Council Of Europe Development Bank	1.500%	6/19/17	1,000	1,011
Council Of Europe Development Bank	1.000%	3/7/18	525	518
Council Of Europe Development Bank	1.125%	5/31/18	975	963
Ecopetrol SA	7.625%	7/23/19	1,925	2,286
Ecopetrol SA	5.875%	9/18/23	1,750	1,929
Ecopetrol SA	7.375%	9/18/43	800	968
Ecopetrol SA	5.875%	5/28/45	600	612

European Bank for Reconstruction &
Development	2.750%	4/20/15	1,000	1,014
European Bank for Reconstruction &
Development	2.500%	3/15/16	500	515
European Bank for Reconstruction &
Development	1.375%	10/20/16	1,515	1,535
European Bank for Reconstruction &
Development	1.000%	2/16/17	1,000	1,002
European Bank for Reconstruction &
Development	0.750%	9/1/17	1,000	988
European Bank for Reconstruction &
Development	1.000%	6/15/18	700	688
European Bank for Reconstruction &
Development	1.000%	9/17/18	400	390
European Bank for Reconstruction &
Development	1.625%	11/15/18	50	50
European Bank for Reconstruction &
Development	1.750%	6/14/19	2,050	2,031
European Bank for Reconstruction &
Development	1.500%	3/16/20	650	632
European Investment Bank	1.375%	10/20/15	2,855	2,882
European Investment Bank	4.875%	2/16/16	550	583
European Investment Bank	2.250%	3/15/16	4,050	4,156
European Investment Bank	0.625%	4/15/16	1,200	1,203
European Investment Bank	2.500%	5/16/16	525	542
European Investment Bank	2.125%	7/15/16	1,000	1,027
European Investment Bank	0.500%	8/15/16	2,850	2,838
European Investment Bank	5.125%	9/13/16	1,500	1,629
European Investment Bank	1.250%	10/14/16	950	961
European Investment Bank	1.125%	12/15/16	1,300	1,306
European Investment Bank	4.875%	1/17/17	1,225	1,336
European Investment Bank	1.750%	3/15/17	1,125	1,148
European Investment Bank	0.875%	4/18/17	1,500	1,491
European Investment Bank	5.125%	5/30/17	800	886
European Investment Bank	1.625%	6/15/17	100	102
European Investment Bank	1.000%	8/17/17	1,475	1,467
European Investment Bank	1.125%	9/15/17	450	450
European Investment Bank	1.000%	12/15/17	300	297
European Investment Bank	1.000%	3/15/18	4,075	4,021
European Investment Bank	1.000%	6/15/18	3,500	3,436
European Investment Bank	1.625%	12/18/18	3,200	3,196
European Investment Bank	1.875%	3/15/19	4,400	4,417
European Investment Bank	1.750%	6/17/19	4,675	4,636
European Investment Bank	2.875%	9/15/20	1,650	1,718
European Investment Bank	4.000%	2/16/21	4,000	4,427
European Investment Bank	2.500%	4/15/21	3,650	3,702
European Investment Bank	2.125%	10/15/21	350	345
European Investment Bank	3.250%	1/29/24	1,550	1,626
Export Development Canada	1.250%	10/26/16	1,970	1,988
Export Development Canada	0.750%	12/15/17	900	884
Export Development Canada	1.500%	10/3/18	1,775	1,758
Export-Import Bank of Korea	3.750%	10/20/16	300	315
Export-Import Bank of Korea	4.000%	1/11/17	2,525	2,670
Export-Import Bank of Korea	2.875%	9/17/18	700	715
Export-Import Bank of Korea	2.375%	8/12/19	600	595
Export-Import Bank of Korea	4.000%	1/29/21	1,000	1,056
Export-Import Bank of Korea	5.000%	4/11/22	1,475	1,649

Export-Import Bank of Korea	4.000%	1/14/24	2,100	2,195
Federative Republic of Brazil	6.000%	1/17/17	2,545	2,789
7 Federative Republic of Brazil	8.000%	1/15/18	622	690
Federative Republic of Brazil	5.875%	1/15/19	875	981
Federative Republic of Brazil	8.875%	10/14/19	175	222
Federative Republic of Brazil	4.875%	1/22/21	3,305	3,511
Federative Republic of Brazil	2.625%	1/5/23	525	474
Federative Republic of Brazil	4.250%	1/7/25	975	966
Federative Republic of Brazil	8.750%	2/4/25	600	816
Federative Republic of Brazil	10.125%	5/15/27	675	1,040
Federative Republic of Brazil	8.250%	1/20/34	875	1,177
Federative Republic of Brazil	7.125%	1/20/37	950	1,160
7 Federative Republic of Brazil	11.000%	8/17/40	1,650	1,795
Federative Republic of Brazil	5.625%	1/7/41	3,450	3,568
Federative Republic of Brazil	5.000%	1/27/45	1,451	1,359
FMS Wertmanagement AoeR	0.625%	4/18/16	400	401
FMS Wertmanagement AoeR	1.125%	10/14/16	1,200	1,209
FMS Wertmanagement AoeR	1.125%	9/5/17	700	699
FMS Wertmanagement AoeR	1.000%	11/21/17	475	470
FMS Wertmanagement AoeR	1.625%	11/20/18	1,600	1,598
Hydro-Quebec	2.000%	6/30/16	1,425	1,457
Hydro-Quebec	1.375%	6/19/17	1,000	1,003
Hydro-Quebec	8.400%	1/15/22	1,235	1,621
Hydro-Quebec	8.050%	7/7/24	1,175	1,620
Inter-American Development Bank	0.625%	9/12/16	2,700	2,697
Inter-American Development Bank	1.375%	10/18/16	2,890	2,930
Inter-American Development Bank	0.875%	11/15/16	400	400
Inter-American Development Bank	1.125%	3/15/17	100	100
Inter-American Development Bank	1.000%	7/14/17	1,400	1,391
Inter-American Development Bank	2.375%	8/15/17	250	259
Inter-American Development Bank	0.875%	3/15/18	350	344
Inter-American Development Bank	1.750%	8/24/18	5,105	5,146
Inter-American Development Bank	3.875%	9/17/19	100	109
Inter-American Development Bank	1.750%	10/15/19	2,200	2,178
Inter-American Development Bank	3.875%	2/14/20	500	547
Inter-American Development Bank	2.125%	11/9/20	350	347
Inter-American Development Bank	3.000%	2/21/24	2,600	2,683
Inter-American Development Bank	7.000%	6/15/25	250	334
Inter-American Development Bank	3.875%	10/28/41	800	834
Inter-American Development Bank	4.375%	1/24/44	1,150	1,300
International Bank for Reconstruction &
Development	0.375%	11/16/15	500	499
International Bank for Reconstruction &
Development	2.125%	3/15/16	3,600	3,686
International Bank for Reconstruction &
Development	5.000%	4/1/16	200	213
International Bank for Reconstruction &
Development	0.500%	4/15/16	1,125	1,125
International Bank for Reconstruction &
Development	0.500%	5/16/16	700	697
International Bank for Reconstruction &
Development	1.000%	9/15/16	405	408
International Bank for Reconstruction &
Development	0.625%	10/14/16	1,950	1,943
International Bank for Reconstruction &
Development	0.750%	12/15/16	2,900	2,894

	International Bank for Reconstruction &
	Development	0.875%	4/17/17	4,750	4,742
	International Bank for Reconstruction &
	Development	1.125%	7/18/17	950	952
	International Bank for Reconstruction &
	Development	1.375%	4/10/18	3,200	3,194
	International Bank for Reconstruction &
	Development	1.875%	3/15/19	3,300	3,326
8	International Bank for Reconstruction &
	Development	1.875%	10/7/19	1,500	1,498
	International Bank for Reconstruction &
	Development	2.125%	11/1/20	2,200	2,199
	International Bank for Reconstruction &
	Development	2.250%	6/24/21	1,700	1,709
	International Bank for Reconstruction &
	Development	7.625%	1/19/23	25	35
	International Finance Corp.	2.750%	4/20/15	900	912
	International Finance Corp.	2.250%	4/11/16	525	539
	International Finance Corp.	0.500%	5/16/16	250	250
8	International Finance Corp.	0.625%	10/3/16	900	899
	International Finance Corp.	0.625%	11/15/16	1,000	997
	International Finance Corp.	1.125%	11/23/16	2,150	2,165
	International Finance Corp.	1.000%	4/24/17	575	574
	International Finance Corp.	2.125%	11/17/17	950	975
	International Finance Corp.	0.625%	12/21/17	625	613
	International Finance Corp.	1.250%	7/16/18	2,200	2,175
	International Finance Corp.	1.750%	9/4/18	1,300	1,308
	International Finance Corp.	1.750%	9/16/19	1,100	1,091
6	Japan Bank for International Cooperation	1.875%	9/24/15	1,335	1,354
6	Japan Bank for International Cooperation	2.500%	1/21/16	700	719
6	Japan Bank for International Cooperation	2.500%	5/18/16	600	618
6	Japan Bank for International Cooperation	2.250%	7/13/16	575	591
6	Japan Bank for International Cooperation	1.125%	7/19/17	650	649
6	Japan Bank for International Cooperation	1.750%	7/31/18	925	930
6	Japan Bank for International Cooperation	1.750%	11/13/18	3,000	3,004
6	Japan Bank for International Cooperation	2.125%	2/7/19	1,000	1,013
6	Japan Bank for International Cooperation	3.375%	7/31/23	325	343
6	Japan Bank for International Cooperation	3.000%	5/29/24	650	660
6	Japan Finance Organization for Municipalities	5.000%	5/16/17	500	550
12	KFW	0.500%	9/30/15	1,700	1,704
12	KFW	1.250%	10/26/15	550	556
12	KFW	5.125%	3/14/16	775	827
12	KFW	0.500%	4/19/16	2,000	2,001
12	KFW	2.000%	6/1/16	1,250	1,280
12	KFW	0.500%	7/15/16	3,000	2,987
12	KFW	1.250%	10/5/16	1,970	1,992
12	KFW	0.625%	12/15/16	2,100	2,094
12	KFW	1.250%	2/15/17	3,425	3,456
12	KFW	0.750%	3/17/17	3,400	3,362
12	KFW	0.875%	9/5/17	2,000	1,984
12	KFW	4.375%	3/15/18	3,450	3,796
12	KFW	1.000%	6/11/18	1,000	983
12	KFW	4.500%	7/16/18	350	388
12	KFW	1.875%	4/1/19	3,925	3,945
12	KFW	4.875%	6/17/19	4,775	5,433
12	KFW	4.000%	1/27/20	150	165
12	KFW	2.750%	9/8/20	4,500	4,657

12	KFW	2.750%	10/1/20	3,200	3,310
12	KFW	2.375%	8/25/21	2,710	2,720
12	KFW	2.625%	1/25/22	1,500	1,525
12	KFW	2.000%	10/4/22	1,575	1,523
12	KFW	2.125%	1/17/23	1,750	1,703
12	KFW	0.000%	4/18/36	500	245
	Korea Development Bank	3.250%	3/9/16	970	999
	Korea Development Bank	4.000%	9/9/16	750	789
	Korea Development Bank	3.875%	5/4/17	1,000	1,057
	Korea Development Bank	3.750%	1/22/24	1,800	1,856
	Korea Finance Corp.	4.625%	11/16/21	1,375	1,503
12	Landwirtschaftliche Rentenbank	3.125%	7/15/15	325	332
12	Landwirtschaftliche Rentenbank	4.875%	11/16/15	1,025	1,077
12	Landwirtschaftliche Rentenbank	2.500%	2/15/16	1,755	1,803
12	Landwirtschaftliche Rentenbank	2.125%	7/15/16	975	1,001
12	Landwirtschaftliche Rentenbank	2.375%	9/13/17	1,000	1,035
12	Landwirtschaftliche Rentenbank	1.000%	4/4/18	1,000	986
12	Landwirtschaftliche Rentenbank	1.875%	9/17/18	600	607
12	Landwirtschaftliche Rentenbank	1.750%	4/15/19	350	348
12	Landwirtschaftliche Rentenbank	1.375%	10/23/19	425	414
	Nexen Energy ULC	7.875%	3/15/32	100	138
	Nexen Energy ULC	5.875%	3/10/35	410	474
	Nexen Energy ULC	6.400%	5/15/37	800	988
	Nexen Energy ULC	7.500%	7/30/39	625	873
	Nordic Investment Bank	2.250%	3/15/16	450	462
	Nordic Investment Bank	0.750%	1/17/18	2,700	2,642
	Nordic Investment Bank	1.875%	6/14/19	850	850
	North American Development Bank	2.300%	10/10/18	325	327
	North American Development Bank	4.375%	2/11/20	125	135
	North American Development Bank	2.400%	10/26/22	350	334
14	Oesterreichische Kontrollbank AG	1.750%	10/5/15	1,000	1,014
14	Oesterreichische Kontrollbank AG	2.000%	6/3/16	625	640
14	Oesterreichische Kontrollbank AG	0.750%	12/15/16	1,000	999
14	Oesterreichische Kontrollbank AG	5.000%	4/25/17	300	330
14	Oesterreichische Kontrollbank AG	1.125%	5/29/18	1,275	1,259
8	Oesterreichische Kontrollbank AG	2.375%	10/1/21	1,000	999
7	Oriental Republic of Uruguay	4.500%	8/14/24	1,650	1,724
7	Oriental Republic of Uruguay	4.125%	11/20/45	2,029	1,725
7	Oriental Republic of Uruguay	5.100%	6/18/50	300	291
	Pemex Project Funding Master Trust	5.750%	3/1/18	1,275	1,411
	Pemex Project Funding Master Trust	6.625%	6/15/35	1,000	1,155
	Pemex Project Funding Master Trust	6.625%	6/15/38	375	432
	Petrobras Global Finance BV	4.875%	3/17/20	3,400	3,445
	Petrobras Global Finance BV	4.375%	5/20/23	2,000	1,874
	Petrobras Global Finance BV	6.250%	3/17/24	2,100	2,206
	Petrobras Global Finance BV	7.250%	3/17/44	200	216
	Petrobras International Finance Co. SA	3.875%	1/27/16	2,175	2,231
	Petrobras International Finance Co. SA	6.125%	10/6/16	1,225	1,318
	Petrobras International Finance Co. SA	3.500%	2/6/17	100	101
	Petrobras International Finance Co. SA	5.875%	3/1/18	600	645
	Petrobras International Finance Co. SA	7.875%	3/15/19	850	972
	Petrobras International Finance Co. SA	5.750%	1/20/20	1,865	1,960
	Petrobras International Finance Co. SA	5.375%	1/27/21	3,000	3,042
	Petrobras International Finance Co. SA	6.875%	1/20/40	1,725	1,785
	Petrobras International Finance Co. SA	6.750%	1/27/41	1,750	1,760
	Petroleos Mexicanos	8.000%	5/3/19	700	848
	Petroleos Mexicanos	6.000%	3/5/20	425	481

	Petroleos Mexicanos	5.500%	1/21/21	3,930	4,309
	Petroleos Mexicanos	4.875%	1/24/22	3,050	3,217
	Petroleos Mexicanos	3.500%	1/30/23	1,500	1,436
	Petroleos Mexicanos	4.875%	1/18/24	1,500	1,572
7	Petroleos Mexicanos	2.290%	2/15/24	190	188
	Petroleos Mexicanos	6.500%	6/2/41	300	343
	Petroleos Mexicanos	5.500%	6/27/44	2,575	2,596
10	Petroleos Mexicanos	6.375%	1/23/45	1,750	1,967
	Province of British Columbia	2.100%	5/18/16	2,820	2,885
	Province of British Columbia	2.650%	9/22/21	500	507
	Province of British Columbia	2.000%	10/23/22	300	286
	Province of Manitoba	4.900%	12/6/16	1,235	1,344
	Province of Manitoba	1.125%	6/1/18	850	838
	Province of Manitoba	2.100%	9/6/22	300	287
	Province of Manitoba	3.050%	5/14/24	1,600	1,609
	Province of New Brunswick	2.750%	6/15/18	725	752
	Province of Nova Scotia	5.125%	1/26/17	500	547
	Province of Ontario	4.750%	1/19/16	75	79
	Province of Ontario	2.300%	5/10/16	1,460	1,496
	Province of Ontario	1.000%	7/22/16	2,425	2,436
	Province of Ontario	1.600%	9/21/16	5,850	5,929
	Province of Ontario	1.100%	10/25/17	2,050	2,030
	Province of Ontario	3.150%	12/15/17	100	105
	Province of Ontario	1.200%	2/14/18	1,200	1,185
	Province of Ontario	3.000%	7/16/18	400	418
	Province of Ontario	2.000%	9/27/18	1,650	1,659
	Province of Ontario	2.000%	1/30/19	1,875	1,878
	Province of Ontario	1.650%	9/27/19	925	903
	Province of Ontario	4.000%	10/7/19	850	922
	Province of Ontario	4.400%	4/14/20	475	526
	Province of Ontario	2.450%	6/29/22	100	98
	Quebec	5.125%	11/14/16	525	571
	Quebec	4.625%	5/14/18	2,100	2,319
	Quebec	3.500%	7/29/20	1,530	1,625
	Quebec	2.750%	8/25/21	1,375	1,379
	Quebec	2.625%	2/13/23	2,050	2,003
	Quebec	7.125%	2/9/24	400	520
	Quebec	7.500%	9/15/29	475	674
	Region of Lombardy Italy	5.804%	10/25/32	500	536
	Republic of Chile	3.875%	8/5/20	300	317
	Republic of Chile	3.250%	9/14/21	800	818
	Republic of Chile	2.250%	10/30/22	150	141
	Republic of Chile	3.625%	10/30/42	800	698
	Republic of Colombia	7.375%	1/27/17	700	792
	Republic of Colombia	7.375%	3/18/19	825	985
	Republic of Colombia	4.375%	7/12/21	2,130	2,256
7	Republic of Colombia	2.625%	3/15/23	825	761
	Republic of Colombia	4.000%	2/26/24	1,800	1,818
	Republic of Colombia	8.125%	5/21/24	400	526
	Republic of Colombia	7.375%	9/18/37	1,000	1,332
	Republic of Colombia	6.125%	1/18/41	1,775	2,069
7	Republic of Colombia	5.625%	2/26/44	800	878
	Republic of Italy	4.750%	1/25/16	1,225	1,288
	Republic of Italy	5.250%	9/20/16	3,445	3,715
	Republic of Italy	5.375%	6/12/17	950	1,042
	Republic of Italy	6.875%	9/27/23	125	159
	Republic of Italy	5.375%	6/15/33	1,400	1,694

Republic of Korea	7.125%	4/16/19	825	1,002
Republic of Korea	3.875%	9/11/23	1,800	1,937
Republic of Korea	4.125%	6/10/44	850	933
Republic of Panama	5.200%	1/30/20	2,045	2,248
7 Republic of Panama	4.000%	9/22/24	600	599
Republic of Panama	7.125%	1/29/26	900	1,132
7 Republic of Panama	6.700%	1/26/36	1,584	1,943
7 Republic of Panama	4.300%	4/29/53	250	216
Republic of Peru	8.375%	5/3/16	1,000	1,106
Republic of Peru	7.125%	3/30/19	700	833
Republic of Peru	7.350%	7/21/25	900	1,174
Republic of Peru	8.750%	11/21/33	1,225	1,863
Republic of Peru	5.625%	11/18/50	1,475	1,656
Republic of Philippines	8.375%	6/17/19	800	1,001
Republic of Philippines	6.500%	1/20/20	875	1,030
Republic of Philippines	4.000%	1/15/21	3,475	3,662
Republic of Philippines	4.200%	1/21/24	1,400	1,477
Republic of Philippines	10.625%	3/16/25	425	667
Republic of Philippines	5.500%	3/30/26	1,400	1,606
Republic of Philippines	9.500%	2/2/30	1,025	1,599
Republic of Philippines	7.750%	1/14/31	775	1,076
Republic of Philippines	6.375%	1/15/32	800	994
Republic of Philippines	6.375%	10/23/34	1,675	2,110
Republic of Philippines	5.000%	1/13/37	400	443
Republic of Poland	5.000%	10/19/15	375	391
Republic of Poland	6.375%	7/15/19	3,340	3,915
Republic of Poland	5.125%	4/21/21	900	998
Republic of Poland	5.000%	3/23/22	1,415	1,555
Republic of Poland	3.000%	3/17/23	2,000	1,931
Republic of Poland	4.000%	1/22/24	2,175	2,246
Republic of South Africa	6.875%	5/27/19	875	992
Republic of South Africa	5.500%	3/9/20	1,985	2,139
Republic of South Africa	4.665%	1/17/24	1,100	1,109
Republic of South Africa	5.875%	9/16/25	300	329
Republic of South Africa	6.250%	3/8/41	700	793
Republic of Turkey	7.000%	9/26/16	1,825	1,996
Republic of Turkey	7.500%	7/14/17	1,975	2,212
Republic of Turkey	6.750%	4/3/18	1,450	1,605
Republic of Turkey	7.000%	3/11/19	1,325	1,491
Republic of Turkey	7.000%	6/5/20	1,625	1,841
Republic of Turkey	5.625%	3/30/21	175	186
Republic of Turkey	5.125%	3/25/22	1,125	1,162
Republic of Turkey	3.250%	3/23/23	1,000	899
Republic of Turkey	7.375%	2/5/25	2,075	2,467
Republic of Turkey	11.875%	1/15/30	1,600	2,688
Republic of Turkey	8.000%	2/14/34	175	224
Republic of Turkey	6.875%	3/17/36	3,250	3,729
Republic of Turkey	6.750%	5/30/40	2,000	2,267
Republic of Turkey	6.000%	1/14/41	2,150	2,225
Republic of Turkey	4.875%	4/16/43	1,700	1,532
State of Israel	5.500%	11/9/16	1,320	1,444
State of Israel	5.125%	3/26/19	300	337
State of Israel	4.000%	6/30/22	900	966
State of Israel	3.150%	6/30/23	1,100	1,108
State of Israel	4.500%	1/30/43	550	541
Statoil ASA	2.900%	10/15/14	75	75
Statoil ASA	3.125%	8/17/17	1,085	1,139

Statoil ASA	1.200%	1/17/18	2,000	1,975
Statoil ASA	1.950%	11/8/18	200	201
Statoil ASA	5.250%	4/15/19	1,510	1,701
Statoil ASA	2.900%	11/8/20	150	153
Statoil ASA	3.150%	1/23/22	125	126
Statoil ASA	2.450%	1/17/23	400	382
Statoil ASA	2.650%	1/15/24	275	263
Statoil ASA	3.700%	3/1/24	500	518
Statoil ASA	7.150%	1/15/29	250	340
Statoil ASA	5.100%	8/17/40	300	339
Statoil ASA	4.250%	11/23/41	325	325
Statoil ASA	3.950%	5/15/43	175	164
Statoil ASA	4.800%	11/8/43	600	650
Svensk Exportkredit AB	1.750%	10/20/15	1,500	1,522
Svensk Exportkredit AB	0.625%	5/31/16	750	750
Svensk Exportkredit AB	2.125%	7/13/16	1,065	1,093
Svensk Exportkredit AB	1.750%	5/30/17	125	127
Svensk Exportkredit AB	1.875%	6/17/19	1,550	1,542
United Mexican States	11.375%	9/15/16	100	121
United Mexican States	5.625%	1/15/17	4,129	4,512
United Mexican States	5.950%	3/19/19	2,313	2,641
United Mexican States	3.500%	1/21/21	1,000	1,017
United Mexican States	3.625%	3/15/22	3,350	3,409
United Mexican States	4.000%	10/2/23	3,232	3,341
United Mexican States	6.750%	9/27/34	809	1,016
United Mexican States	6.050%	1/11/40	1,645	1,941
United Mexican States	4.750%	3/8/44	3,842	3,798
United Mexican States	5.550%	1/21/45	200	222
United Mexican States	5.750%	10/12/10	3,692	3,812
Total Sovereign Bonds (Cost $518,906)				527,365
Taxable Municipal Bonds (0.4%)
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	6.449%	2/15/44	200	249
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.834%	2/15/41	100	144
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.053%	2/15/43	50	60
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	175	208
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	560	684
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	75	106
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	175	270
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	100	125
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	175	236
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	325	436
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	125	179
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	1,210	1,721
California GO	5.750%	3/1/17	150	167
California GO	6.200%	10/1/19	1,600	1,907

California GO	5.700%	11/1/21	1,000	1,199
California GO	7.500%	4/1/34	2,270	3,234
California GO	7.550%	4/1/39	2,005	2,927
California GO	7.300%	10/1/39	350	488
California GO	7.350%	11/1/39	1,025	1,435
California GO	7.625%	3/1/40	450	654
California GO	7.600%	11/1/40	350	518
California Institute of Technology GO	4.700%	11/1/11	950	965
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	100	120
Chicago IL Board of Education GO	6.319%	11/1/29	300	308
Chicago IL Board of Education GO	6.138%	12/1/39	100	96
Chicago IL GO	7.781%	1/1/35	100	117
Chicago IL GO	6.314%	1/1/44	500	512
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	350	410
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	50	56
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	75	94
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	200	228
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	735	896
Chicago IL Wastewater Transmission
Revenue	6.900%	1/1/40	75	89
Chicago IL Water Revenue	6.742%	11/1/40	75	94
Clark County NV Airport Revenue	6.881%	7/1/42	75	85
Colorado Bridge Enterprise Revenue	6.078%	12/1/40	700	881
Commonwealth Financing Authority
Pennsylvania Revenue	6.218%	6/1/39	325	390
Connecticut GO	5.090%	10/1/30	75	84
Connecticut GO	5.850%	3/15/32	610	736
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.459%	11/1/30	150	166
Cook County IL GO	6.229%	11/15/34	400	446
Curators of the University of Missouri System
Facilities Revenue	5.792%	11/1/41	50	63
Dallas County TX Hospital District Revenue	5.621%	8/15/44	100	121
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	1,050	1,176
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	257
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	86
Dallas TX Independent School District GO	6.450%	2/15/35	150	177
Dartmouth College New Hampshire GO	4.750%	6/1/19	25	28
Denver CO City & County School District No.
1 COP	7.017%	12/15/37	100	132
Denver CO City & County School District No.
1 GO	5.664%	12/1/33	75	88
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	60
District of Columbia Income Tax Revenue	5.582%	12/1/35	75	90
District of Columbia Water & Sewer Authority
Public Utility Revenue	4.814%	10/1/14	925	951
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	2.197%	7/1/19	250	249
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.107%	7/1/18	425	429

Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.995%	7/1/20	700	708
George Washington University District of
Columbia GO	3.485%	9/15/22	500	503
George Washington University District of
Columbia GO	4.300%	9/15/44	400	398
Georgia GO	4.503%	11/1/25	325	356
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	810	1,015
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	300	370
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	150	169
Houston TX Utility System Revenue	3.828%	5/15/28	275	285
Illinois GO	4.511%	3/1/15	375	381
Illinois GO	5.365%	3/1/17	375	406
Illinois GO	5.877%	3/1/19	600	667
Illinois GO	4.950%	6/1/23	1,450	1,505
Illinois GO	5.100%	6/1/33	2,920	2,834
Illinois GO	6.630%	2/1/35	480	521
Illinois GO	6.725%	4/1/35	475	521
Illinois GO	7.350%	7/1/35	1,500	1,723
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	200	248
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	75	92
Indianapolis IN Local Public Improvement
Revenue	6.116%	1/15/40	475	598
JobsOhio Beverage System Statewide Liquor
Profits Revenue	3.985%	1/1/29	400	399
JobsOhio Beverage System Statewide Liquor
Profits Revenue	4.532%	1/1/35	225	232
7 Johns Hopkins University Maryland GO	4.083%	7/1/53	300	299
Kentucky Asset/Liability Commission General
Fund Revenue	3.165%	4/1/18	32	34
La Paz County AZ Industrial Development
Authority Project Revenue (LCS
Corrections Services, Inc. Project)	7.000%	3/1/34	150	150
Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	75	82
Los Angeles CA Community College District
GO	6.600%	8/1/42	250	339
Los Angeles CA Community College District
GO	6.750%	8/1/49	235	333
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	100	122
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	325	400
Los Angeles CA Department of Water &
Power Revenue	6.166%	7/1/40	100	112
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	410	564
Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	500	699
Los Angeles CA Unified School District GO	5.750%	7/1/34	1,060	1,281
Los Angeles CA Unified School District GO	6.758%	7/1/34	100	133
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	125	150

	Los Angeles County CA Public Works
	Financing Authority Lease Revenue	7.488%	8/1/33	200	258
	Los Angeles County CA Public Works
	Financing Authority Lease Revenue	7.618%	8/1/40	50	69
	Maryland Transportation Authority Facilities
	Projects Revenue	5.888%	7/1/43	100	124
	Massachusetts GO	4.200%	12/1/21	225	243
	Massachusetts GO	5.456%	12/1/39	845	1,007
	Massachusetts Institute of Technology GO	5.600%	7/1/11	400	515
	Massachusetts Institute of Technology GO	4.678%	7/1/14	700	753
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	125	150
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	61
	Massachusetts Water Pollution Abatement
	Trust	5.192%	8/1/40	435	482
	Metropolitan Government of Nashville &
	Davidson County TN Convention Center
	Authority Tourism Tax Revenue	6.731%	7/1/43	100	128
	Metropolitan Government of Nashville &
	Davidson County TN GO	5.707%	7/1/34	125	144
	Metropolitan Washington DC/VA Airports
	Authority Dulles Toll Road Revenue	7.462%	10/1/46	75	101
	Metropolitan Water District of Southern
	California Revenue	6.947%	7/1/40	75	89
	Mississippi GO	5.245%	11/1/34	50	57
	Missouri Highways & Transportation
	Commission Road Revenue	5.445%	5/1/33	100	115
16	New Jersey Economic Development Authority
	Revenue (State Pension Funding)	7.425%	2/15/29	835	1,068
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	5.754%	12/15/28	910	1,035
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	6.104%	12/15/28	1,150	1,285
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	6.561%	12/15/40	450	581
17	New Jersey Turnpike Authority Revenue	4.252%	1/1/16	220	224
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	375	537
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	705	978
	New York City NY GO	6.246%	6/1/35	100	115
	New York City NY GO	5.968%	3/1/36	560	683
	New York City NY GO	5.985%	12/1/36	75	91
	New York City NY GO	5.517%	10/1/37	50	59
	New York City NY GO	6.271%	12/1/37	1,400	1,778
	New York City NY GO	5.846%	6/1/40	100	122
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.750%	6/15/41	100	123
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.790%	6/15/41	500	553
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.952%	6/15/42	100	128
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	6.011%	6/15/42	75	96
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.440%	6/15/43	100	119
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.882%	6/15/44	2,010	2,565

	New York City NY Transitional Finance
	Authority Building Aid Revenue	6.828%	7/15/40	250	322
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.767%	8/1/36	100	121
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.508%	8/1/37	150	179
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.572%	11/1/38	625	749
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	525	775
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	50	63
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	5.871%	11/15/39	100	122
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	6.648%	11/15/39	585	776
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.500%	3/15/30	530	617
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.628%	3/15/39	95	113
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.389%	3/15/40	100	118
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.770%	3/15/39	300	357
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.838%	3/15/40	75	90
	New York University Hospitals Center GO	4.428%	7/1/42	200	193
	New York University Hospitals Center
	Revenue	5.750%	7/1/43	375	440
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	200	276
7	Northwestern University Illinois GO	4.643%	12/1/44	350	389
	Ohio State University General Receipts
	Revenue	4.910%	6/1/40	175	199
	Ohio State University General Receipts
	Revenue	4.800%	6/1/11	1,765	1,863
	Ohio Water Development Authority Water
	Pollution Control Loan Fund Revenue	4.879%	12/1/34	100	110
	Orange County CA Local Transportation
	Authority Sales Tax Revenue	6.908%	2/15/41	75	102
	Oregon Department of Transportation
	Highway User Tax Revenue	5.834%	11/15/34	75	92
	Oregon GO	5.762%	6/1/23	500	584
	Oregon GO	5.892%	6/1/27	375	456
17	Oregon School Boards Association GO	4.759%	6/30/28	500	539
18	Oregon School Boards Association GO	5.528%	6/30/28	125	142
	Pennsylvania GO	4.650%	2/15/26	125	137
	Pennsylvania GO	5.350%	5/1/30	400	439
	Pennsylvania Public School Building Authority
	Lease Revenue (School District of
	Philadelphia)	5.000%	9/15/27	100	109
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	1,075	1,259
	Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	75	88
	Philadelphia PA Industrial Development
	Authority City Service Agreement Revenue	3.964%	4/15/26	250	245
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	125	156

Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	700	842
Port Authority of New York & New Jersey
Revenue	4.960%	8/1/46	975	1,068
Port Authority of New York & New Jersey
Revenue	5.310%	8/1/46	375	407
Port Authority of New York & New Jersey
Revenue	4.926%	10/1/51	535	581
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	1,075	1,072
President & Fellows of Harvard College
Massachusetts GO	3.619%	10/1/37	500	483
President & Fellows of Harvard College
Massachusetts GO	4.875%	10/15/40	275	317
Princeton University New Jersey GO	4.950%	3/1/19	1,875	2,116
Princeton University New Jersey GO	5.700%	3/1/39	300	383
Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	150	191
Rutgers State University New Jersey Revenue	5.665%	5/1/40	325	392
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	75	84
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	225	288
San Antonio TX Electric & Gas Systems
Revenue	5.718%	2/1/41	100	124
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	450	473
San Diego County CA Regional Airport
Authority Revenue	5.594%	7/1/43	300	324
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	100	129
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.000%	11/1/40	75	93
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	500	707
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	645	771
Sonoma County CA Pension Obligation
Revenue	6.000%	12/1/29	500	571
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	875	1,137
Stanford University California GO	4.250%	5/1/16	400	422
Texas GO	5.517%	4/1/39	660	818
Texas Transportation Commission Revenue	5.028%	4/1/26	100	115
Texas Transportation Commission Revenue	5.178%	4/1/30	275	322
Texas Transportation Commission Revenue	4.631%	4/1/33	300	333
Texas Transportation Commission Revenue	4.681%	4/1/40	100	111
Tufts University Massachusetts GO	5.017%	4/15/12	550	578
University of California Regents General
Revenue	4.601%	5/15/31	500	537
University of California Regents Medical
Center Revenue	6.548%	5/15/48	150	193
University of California Regents Medical
Center Revenue	6.583%	5/15/49	125	161
University of California Revenue	1.796%	7/1/19	1,400	1,381
University of California Revenue	6.270%	5/15/31	1,000	1,102
University of California Revenue	5.770%	5/15/43	410	498

University of California Revenue	4.765%	5/15/44	150	156
University of California Revenue	5.946%	5/15/45	275	340
University of California Revenue	4.858%	5/15/12	330	318
University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	75	87
University of Pennsylvania GO	4.674%	9/1/12	625	628
University of Southern California GO	5.250%	10/1/11	200	245
University of Texas System Revenue
Financing System Revenue	5.262%	7/1/39	100	120
University of Texas System Revenue
Financing System Revenue	6.276%	8/15/41	75	86
University of Texas System Revenue
Financing System Revenue	5.134%	8/15/42	150	175
University of Texas System Revenue
Financing System Revenue	4.794%	8/15/46	385	432
University of Virginia Revenue	6.200%	9/1/39	800	1,092
Utah GO	4.554%	7/1/24	125	138
Utah GO	3.539%	7/1/25	50	52
Virginia Commonwealth Transportation Board
Revenue	5.350%	5/15/35	500	578
Washington GO	5.481%	8/1/39	50	60
Washington GO	5.140%	8/1/40	480	561
18 Wisconsin GO	5.700%	5/1/26	325	380
Yale University Connecticut GO	2.086%	4/15/19	150	152
Total Taxable Municipal Bonds (Cost $89,467)				99,636
Temporary Cash Investments (3.2%)[1]
U.S. Government and Agency Obligations (0.0%)
[2,19] Federal Home Loan Bank Discount Notes	0.072%	11/21/14	1,000	1,000
2 Federal Home Loan Bank Discount Notes	0.055%	12/3/14	3,000	2,999
[2,19] Federal Home Loan Bank Discount Notes	0.033%	12/19/14	2,500	2,500
				6,499
			Shares
Money Market Fund (3.2%)
[20,21]Vanguard Market Liquidity Fund	0.109%		727,209,249	727,209
Total Temporary Cash Investments (Cost $733,708)				733,708
Total Investments (102.4%) (Cost $16,522,985)				23,776,256
Other Assets and Liabilities-Net (-2.4%)[21]				(567,989)
Net Assets (100%)				23,208,267

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,677,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 59.6% and 2.8%, respectively, of net assets.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 Securities with a value of $67,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
4 U.S. government guaranteed.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Guaranteed by the Government of Japan.
7 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

8 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2014.
9 Adjustable-rate security.
10 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the aggregate value of these securities was $27,360,000, representing 0.1% of net assets.
11 Guaranteed by the State of Qatar.
12 Guaranteed by the Federal Republic of Germany.
13 Guaranteed by the Government of Canada.
14 Guaranteed by the Republic of Austria.
15 Non-income-producing security--security in default.
16 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
18 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
19 Securities with a value of $3,199,000 have been segregated as initial margin for open futures contracts.
20 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
21 Includes $12,660,000 of collateral received for securities on loan.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At September 30, 2014, counterparties had deposited in segregated accounts cash with a value of $260,000 in connection with TBA transactions.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	13,750,020	—	184
U.S. Government and Agency Obligations	—	5,990,616	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	288,076	952
Corporate Bonds	—	2,385,473	226
Sovereign Bonds	—	525,867	1,498
Taxable Municipal Bonds	—	99,636	—
Temporary Cash Investments	727,209	6,499	—
Futures Contracts—Liabilities[1]	(272)	—	—
Total	14,476,957	9,296,167	2,860
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	December 2014	420	41,276	(378)
S&P 500 Index	December 2014	81	39,801	(316)
E-mini S&P MidCap 400 Index	December 2014	34	4,642	(196)
Mini Russell 2000 Index	December 2014	42	4,606	(258)
				(1,148)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At September 30, 2014, the cost of investment securities for tax purposes was $16,523,330,000. Net unrealized appreciation of investment securities for tax purposes was $7,252,926,000, consisting of unrealized gains of $7,414,924,000 on securities that had risen in value since their purchase and $161,998,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Managed Payout Fund

Schedule of Investments
As of September 30, 2014

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (25.2%)
Vanguard Total Stock Market Index Fund Investor Shares	7,852,409	386,888

Global Stock Fund (20.1%)
Vanguard Global Minimum Volatility Fund Investor Shares	28,054,258	309,438

International Stock Funds (19.5%)
Vanguard Total International Stock Index Fund Investor Shares	13,761,410	225,137
Vanguard Emerging Markets Stock Index Fund Investor Shares	2,824,466	74,594
		299,731
U.S. Bond Fund (13.5%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	19,245,175	206,693

International Bond Fund (7.0%)
Vanguard Total International Bond Index Fund Investor Shares	10,406,689	108,229

Market Neutral Fund (10.2%)
* Vanguard Market Neutral Fund Investor Shares	13,721,449	157,111

Commodities (4.6%)
PowerShares DB Commodity Index Tracking Fund	3,021,750	70,165

Total Investment Companies (Cost $1,332,699)		1,538,255
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.109% (Cost $199)	198,607	199

Total Investments (100.1%) (Cost $1,332,898)		1,538,454
Other Assets and Liabilities-Net (-0.1%)		(1,078)
Net Assets (100%)		1,537,376

* Non-income-producing security. For the 12 months ended September 30, 2014, the fund has not paid a dividend.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Managed Payout Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At September 30, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
			Proceeds			Sept. 30,
	Dec. 31, 2013		from			2014
	Market	Purchases	Securities	Dividend	Capital Gain	Market
	Value	at Cost	Sold	Income	Distributions	Value
	($000)	($000)	($000)	($000)	Received	($000)
Vanguard Emerging Markets Stock	—	74,673	2,400	1,474	—	74,594
Index Fund
Vanguard Global Minimum Volatility	118,262	171,517	5,274	—	—	309,438
Fund
Vanguard Intermediate-Term	29,824	49,904	78,730	735	57	—
Investment-Grade Fund
Vanguard Market Liquidity Fund	345	NA1	NA1	—	—	199
Vanguard Market Neutral Fund	58,435	89,823	4,700	—	—	157,111
Vanguard Total Bond Market II Index	47,625	175,458	19,600	2,779	—	206,693
Fund
Vanguard Total International Bond	41,032	64,496	2,000	1,124	—	108,229
Index Fund
Vanguard Total International Stock	118,434	179,254	86,150	5,676	—	225,137
Index Fund
Vanguard Total Stock Market Index	148,319	177,431	32,532	4,577	—	386,888
Fund
Total	562,276	982,556	231,386	16,365[2]	57	1,468,289

1 Not applicable — Purchases and Sales are for temporary cash investment purposes.
2 During the period, Vanguard REIT Index Fund announced tax reallocations of 2013 distributions that reduced recorded dividend income by $231,000.

D. At September 30, 2014, the cost of investment securities for tax purposes was $1,332,898,000. Net unrealized appreciation of investment securities for tax purposes was $205,556,000, consisting of unrealized gains of $215,240,000 on securities that had risen in value since their purchase and $9,684,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD VALLEY FORGE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: November 19, 2014
VANGUARD VALLEY FORGE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF EXECUTIVE OFFICER
Date: November 19, 2014

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620,
Incorporated by Reference.